UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Small Cap Growth Index Fund Fidelity® Small Cap Growth Index Fund : FECGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 3	0.05%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$839,605,762
Number of Holdings	1,129
Portfolio Turnover	13%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Health Care	23.5
Industrials	22.6
Information Technology	20.9
Consumer Discretionary	10.1
Financials	8.5
Materials	3.7
Consumer Staples	3.4
Energy	3.2
Communication Services	2.1
Real Estate	1.4
Utilities	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.6
Thailand - 0.7
Canada - 0.3
Singapore - 0.3
Puerto Rico - 0.2
India - 0.1
Bahamas (Nassau) - 0.1
Brazil - 0.1
Ghana - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
FTAI Aviation Ltd	1.1
Sprouts Farmers Market Inc	1.0
Insmed Inc	1.0
Vaxcyte Inc	0.8
Credo Technology Group Holding Ltd	0.8
Applied Industrial Technologies Inc	0.7
Rocket Lab USA Inc Class A	0.7
IonQ Inc	0.7
HealthEquity Inc	0.7
Mueller Industries Inc	0.7
8.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915168.100    3405-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Small Cap Value Index Fund Fidelity® Small Cap Value Index Fund : FISVX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 3	0.05%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,313,781,363
Number of Holdings	1,449
Portfolio Turnover	13%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	29.2
Industrials	12.6
Real Estate	11.0
Consumer Discretionary	9.2
Health Care	8.7
Energy	7.1
Information Technology	6.5
Utilities	5.2
Materials	4.8
Communication Services	3.1
Consumer Staples	2.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.4
Canada - 1.0
Argentina - 0.5
Puerto Rico - 0.4
Norway - 0.4
Cameroon - 0.3
Monaco - 0.2
Bermuda - 0.2
Brazil - 0.1
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
SouthState Corp	0.7
Old National Bancorp/IN	0.6
Jackson Financial Inc	0.6
Cadence Bank	0.6
Taylor Morrison Home Corp	0.6
Summit Materials Inc Class A	0.5
Glacier Bancorp Inc	0.5
Commercial Metals Co	0.5
Terreno Realty Corp	0.4
Essent Group Ltd	0.4
5.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915169.100    3406-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® SAI Municipal Bond Index Fund Fidelity® SAI Municipal Bond Index Fund : FSABX

This semi-annual shareholder report contains information about Fidelity® SAI Municipal Bond Index Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Bond Index Fund	$ 4	0.07%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$81,891,847
Number of Holdings	1,242
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	35.0
Transportation	15.4
Special Tax	15.2
Water & Sewer	9.3
Health Care	8.4
Electric Utilities	6.0
Education	5.8
Others(Individually Less Than 5%)	4.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 16.5
AA - 57.0
A - 22.0
BBB - 3.9
B - 0.0
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
California	19.0
New York	19.0
Texas	8.4
Illinois	4.5
Washington	4.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915171.100    3470-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Municipal Income 2025 Fund Fidelity Advisor® Municipal Income 2025 Fund Class A : FAMHX

This semi-annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.65%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$22,111,435
Number of Holdings	118
Portfolio Turnover	0%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	27.4
Transportation	24.9
Education	22.0
General Obligations	11.0
Housing	5.7
Others(Individually Less Than 5%)	9.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.8
AA - 23.6
A - 41.8
BBB - 16.6
BB - 3.1
B - 0.5
Not Rated - 4.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Connecticut	11.8
Pennsylvania	10.0
Illinois	8.2
Massachusetts	6.2
Ohio	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915164.100    2949-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Municipal Income 2025 Fund Fidelity Advisor® Municipal Income 2025 Fund Class I : FAMYX

This semi-annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 20	0.40%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$22,111,435
Number of Holdings	118
Portfolio Turnover	0%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	27.4
Transportation	24.9
Education	22.0
General Obligations	11.0
Housing	5.7
Others(Individually Less Than 5%)	9.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.8
AA - 23.6
A - 41.8
BBB - 16.6
BB - 3.1
B - 0.5
Not Rated - 4.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Connecticut	11.8
Pennsylvania	10.0
Illinois	8.2
Massachusetts	6.2
Ohio	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915165.100    2950-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Mid Cap Growth Index Fund Fidelity® Mid Cap Growth Index Fund : FMDGX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 3	0.05%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,555,968,229
Number of Holdings	294
Portfolio Turnover	10%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.4
Industrials	17.3
Consumer Discretionary	14.7
Financials	12.8
Health Care	12.5
Communication Services	4.5
Energy	4.0
Consumer Staples	2.3
Utilities	1.8
Real Estate	1.3
Materials	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.1
Brazil - 1.1
Korea (South) - 0.8
Puerto Rico - 0.0

TOP HOLDINGS (% of Fund's net assets)
Palantir Technologies Inc Class A	5.1
AppLovin Corp Class A	2.8
Trade Desk Inc (The) Class A	1.7
Ameriprise Financial Inc	1.6
Vistra Corp	1.6
Datadog Inc Class A	1.4
Axon Enterprise Inc	1.4
Coinbase Global Inc Class A	1.4
Vertiv Holdings Co Class A	1.4
Fair Isaac Corp	1.3
19.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915166.100    3403-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Mid Cap Value Index Fund Fidelity® Mid Cap Value Index Fund : FIMVX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 3	0.05%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$949,777,691
Number of Holdings	716
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	18.0
Industrials	17.1
Real Estate	9.8
Consumer Discretionary	9.3
Information Technology	9.1
Health Care	8.2
Utilities	6.9
Materials	6.7
Energy	5.7
Consumer Staples	5.7
Communication Services	3.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.1
Canada - 0.3
Bailiwick Of Jersey - 0.3
Bermuda - 0.1
United Kingdom - 0.1
Puerto Rico - 0.1
Brazil - 0.0
Belgium - 0.0
Japan - 0.0

TOP HOLDINGS (% of Fund's net assets)
Williams Cos Inc/The	0.8
Arthur J Gallagher & Co	0.7
Digital Realty Trust Inc	0.7
ONEOK Inc	0.7
AFLAC Inc	0.7
Bank of New York Mellon Corp/The	0.7
Kinder Morgan Inc	0.6
Cummins Inc	0.5
Realty Income Corp	0.5
MicroStrategy Inc Class A	0.5
6.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915167.100    3404-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Municipal Income 2025 Fund Fidelity® Municipal Income 2025 Fund : FIMSX

This semi-annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income 2025 Fund	$ 20	0.40%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$22,111,435
Number of Holdings	118
Portfolio Turnover	0%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	27.4
Transportation	24.9
Education	22.0
General Obligations	11.0
Housing	5.7
Others(Individually Less Than 5%)	9.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.8
AA - 23.6
A - 41.8
BBB - 16.6
BB - 3.1
B - 0.5
Not Rated - 4.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Connecticut	11.8
Pennsylvania	10.0
Illinois	8.2
Massachusetts	6.2
Ohio	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915163.100    2948-TSRS-0325

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Municipal Bond Index Fund Fidelity® Municipal Bond Index Fund : FMBIX

This semi-annual shareholder report contains information about Fidelity® Municipal Bond Index Fund for the period July 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Index Fund	$ 4	0.07%
Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$178,603,670
Number of Holdings	1,757
Portfolio Turnover	14%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.7
Transportation	15.0
Special Tax	12.6
Water & Sewer	9.7
Health Care	8.2
Education	6.5
Others(Individually Less Than 5%)	11.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 17.5
AA - 55.5
A - 22.1
BBB - 3.7
BB - 0.0
B - 0.0
Not Rated - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
California	21.8
New York	16.9
Texas	8.2
Florida	4.2
Illinois	4.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915170.100    3469-TSRS-0325

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2025 Fund

Semi-Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Income 2025 Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.4%
	Principal Amount (a)	Value ($)
Alabama - 2.3%
General Obligations - 2.3%
Black Belt Energy Gas District 5.25% 6/1/2025 (Morgan Stanley Guaranteed)	500,000	502,812
Arizona - 2.3%
Transportation - 2.3%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2025 (b)	250,000	251,901
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2025	250,000	252,296
		504,197
TOTAL ARIZONA		504,197
California - 2.3%
General Obligations - 0.4%
Poway CA Unified Sch Dist 0% 8/1/2025 (c)	90,000	88,329
Health Care - 1.2%
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2025	270,000	271,125
Transportation - 0.7%
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2025 (b)	150,000	151,067
TOTAL CALIFORNIA		510,521
Colorado - 0.9%
Transportation - 0.9%
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2025 (National Public Finance Guarantee Corporation Insured) (c)	200,000	195,623
Connecticut - 11.8%
Education - 4.4%
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	50,000	49,978
Connecticut State Health & Educational Facilities Authority (Quinnipiac University, CT Proj.) Series M, 5% 7/1/2025	40,000	40,316
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2025	400,000	403,181
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2025	200,000	200,540
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2025	280,000	280,757
		974,772
General Obligations - 2.3%
Connecticut St Gen. Oblig. Series 2015B, 5% 6/15/2025	175,000	176,542
Connecticut St Gen. Oblig. Series 2016 D, 5% 8/15/2025	330,000	334,024
		510,566
Health Care - 0.8%
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2025	175,000	175,815
Housing - 4.3%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 5/15/2025 (b)	935,000	939,318
TOTAL CONNECTICUT		2,600,471
District Of Columbia - 1.5%
Education - 0.3%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2025	75,000	75,788
Special Tax - 1.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2025	250,000	252,384
TOTAL DISTRICT OF COLUMBIA		328,172
Florida - 5.2%
Escrowed/Pre-Refunded - 1.0%
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (Escrowed to Maturity) (b)	205,000	206,931
General Obligations - 0.1%
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2025	40,000	40,378
Health Care - 1.4%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2025	100,000	100,687
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2025	200,000	201,773
		302,460
Transportation - 2.7%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (b)	500,000	505,438
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (b)	95,000	96,061
		601,499
TOTAL FLORIDA		1,151,268
Georgia - 3.9%
Transportation - 3.9%
Atlanta GA Arpt Rev 5% 7/1/2025 (b)	50,000	50,324
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2025 (b)	800,000	805,178
		855,502
TOTAL GEORGIA		855,502
Illinois - 8.2%
Education - 0.9%
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2025	200,000	200,156
Escrowed/Pre-Refunded - 0.7%
Illinois Fin Auth Rev Series 2017 A, 5% 1/1/2025	145,000	145,007
General Obligations - 1.7%
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	200,000	201,531
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 0% 2/1/2025 (Assured Guaranty Municipal Corp Insured) (c)	185,000	184,453
		385,984
Health Care - 2.1%
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	200,000	201,835
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2025	250,000	251,259
		453,094
Special Tax - 1.7%
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 5% 6/15/2025	100,000	100,594
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 1994 A &B, 0% 6/15/2025 (c)	270,000	265,890
		366,484
Transportation - 1.1%
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	250,000	251,611
TOTAL ILLINOIS		1,802,336
Indiana - 1.7%
Health Care - 0.3%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (d)	55,000	54,531
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2025	25,000	25,263
		79,794
Housing - 1.4%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2025	300,000	302,247
TOTAL INDIANA		382,041
Kentucky - 1.4%
General Obligations - 1.4%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2018, 5% 4/1/2025	300,000	301,268
Louisiana - 0.5%
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2025 (b)	100,000	100,003
Maine - 2.6%
Education - 2.6%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 A, 4% 7/1/2025	465,000	466,035
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	100,000	100,223
		566,258
TOTAL MAINE		566,258
Maryland - 0.7%
Health Care - 0.7%
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2017, 5% 7/1/2025	150,000	151,096
Massachusetts - 6.2%
Education - 3.6%
Massachusetts Development Finance Agency (Fisher College Proj.) Series 2017, 5% 4/1/2025	250,000	250,496
Massachusetts Development Finance Agency (Merrimack College, MA Proj.) 5% 7/1/2025	125,000	125,521
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2025	170,000	170,551
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (b)	250,000	252,042
		798,610
Escrowed/Pre-Refunded - 0.5%
Massachusetts Development Finance Agency 5% 7/1/2025 (Escrowed to Maturity)	110,000	110,919
Health Care - 0.7%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	40,000	40,323
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	50,000	50,405
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% tender 7/1/2038 (d)	10,000	10,010
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	50,000	50,294
		151,032
Transportation - 1.4%
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2025 (b)	300,000	301,914
TOTAL MASSACHUSETTS		1,362,475
Michigan - 3.6%
General Obligations - 1.1%
Warren MI Cons Sch Dist Series 2017, 4% 5/1/2025 (Assured Guaranty Municipal Corp Insured)	250,000	250,618
Health Care - 2.5%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	300,000	300,416
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) Series A, 5% 7/1/2025	150,000	151,141
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2025	100,000	100,554
		552,111
TOTAL MICHIGAN		802,729
Missouri - 4.1%
Transportation - 4.1%
St Louis MO Arpt Rev Series 2017 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	370,000	373,380
St Louis MO Arpt Rev Series 2017 B, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured) (b)	250,000	251,814
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2025	290,000	292,420
		917,614
TOTAL MISSOURI		917,614
Nevada - 0.2%
General Obligations - 0.2%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	60,000	60,471
New Hampshire - 1.5%
Health Care - 1.5%
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2025	50,000	50,363
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2025	200,000	201,866
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	70,000	70,735
		322,964
TOTAL NEW HAMPSHIRE		322,964
New Jersey - 4.6%
Education - 0.8%
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/2025	105,000	105,721
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2025	15,000	15,121
New Jersey Educational Facilities Authority (William Paterson College, NJ Proj.) Series 2016 E, 5% 7/1/2025	50,000	50,361
		171,203
General Obligations - 1.1%
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2015A, 5% 6/15/2025	200,000	201,557
New Jersey Trans Trust Fund Auth Series 2016 A 1, 5% 6/15/2025	40,000	40,313
		241,870
Health Care - 1.8%
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2025	400,000	401,374
Tobacco Bonds - 0.9%
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	200,000	201,024
TOTAL NEW JERSEY		1,015,471
New York - 1.8%
Education - 0.5%
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2025	100,000	100,442
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2025	15,000	15,000
		115,442
Health Care - 0.1%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 A, 5% 7/1/2025	30,000	30,069
Transportation - 1.2%
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2025 (b)	255,000	255,632
TOTAL NEW YORK		401,143
Ohio - 5.4%
Education - 2.3%
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2025	200,000	201,620
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2015C, 5% 5/1/2025	190,000	191,121
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2016 - XAVIER UNIV, 5% 5/1/2025	100,000	100,456
		493,197
Escrowed/Pre-Refunded - 0.9%
Lancaster Port Auth OH Gas Rev Series 2019, 5% 2/1/2025	200,000	200,268
Health Care - 2.2%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2025	150,000	151,547
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2025	140,000	141,447
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2025	200,000	201,919
		494,913
TOTAL OHIO		1,188,378
Oregon - 2.8%
Health Care - 0.9%
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 4% 5/15/2025	200,000	199,739
Transportation - 1.9%
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (b)	420,000	422,677
TOTAL OREGON		622,416
Pennsylvania - 10.0%
Education - 2.7%
Pennsylvania Higher Educational Facilities Authority 5% 6/15/2025 (Escrowed to Maturity)	5,000	5,041
Pennsylvania Higher Educational Facilities Authority Series AQ, 5% 6/15/2025	160,000	161,251
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2025	445,000	446,958
		613,250
Escrowed/Pre-Refunded - 0.3%
Doylestown PA Hosp Auth Hosp 5% 7/1/2025 (Escrowed to Maturity)	20,000	20,167
Pennsylvania Higher Educational Facilities Authority Series AQ, 5% 6/15/2025 (Escrowed to Maturity)	35,000	35,287
		55,454
General Obligations - 0.3%
Philadelphia PA Sch Dist 5% 9/1/2025	50,000	50,556
Philadelphia PA Sch Dist Series A, 5% 9/1/2025	20,000	20,222
		70,778
Health Care - 5.5%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2025	600,000	605,473
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) Series 2015A, 5% 7/1/2025	30,000	29,986
Doylestown PA Hosp Auth Hosp 5% 7/1/2025	105,000	105,357
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	110,000	110,653
Monroe Cnty PA Hosp Auth Rev (Lehigh Valley Health Proj.) Series 2016, 5% 7/1/2025	50,000	50,343
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2025	300,000	301,956
		1,203,768
Transportation - 1.2%
Philadelphia PA Airport Rev 5% 7/1/2025 (b)	210,000	211,535
Philadelphia PA Airport Rev 5% 7/1/2025	50,000	50,442
		261,977
TOTAL PENNSYLVANIA		2,205,227
Puerto Rico - 0.1%
General Obligations - 0.1%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	49,931	50,223
Rhode Island - 0.3%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2025	65,000	65,464
Tennessee - 2.4%
Health Care - 2.4%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	250,000	252,301
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2025	265,000	265,591
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) Series 2016 A, 5% 9/1/2025	15,000	15,100
		532,992
TOTAL TENNESSEE		532,992
Texas - 0.9%
Transportation - 0.9%
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2025 (b)	200,000	201,275
Utah - 0.0%
Transportation - 0.0%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (b)	30,000	30,184
Vermont - 3.0%
Education - 3.0%
Vermont St Stud Assit Corp 5% 6/15/2025 (b)	250,000	251,498
Vermont St Stud Assit Corp Series 2015A, 5% 6/15/2025 (b)	300,000	301,797
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2025 (b)	105,000	105,629
		658,924
TOTAL VERMONT		658,924
Virginia - 0.6%
Education - 0.6%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2025	125,000	125,248
Washington - 4.4%
Health Care - 1.6%
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series B, 5% 8/15/2025	355,000	358,081
Special Tax - 0.7%
Washington St Convention Ctr Pub Facs Dist 5% 7/1/2025	155,000	155,935
Transportation - 2.1%
Port Seattle WA Rev Series C, 5% 5/1/2025 (b)	465,000	466,846
TOTAL WASHINGTON		980,862
Wisconsin - 2.2%
Escrowed/Pre-Refunded - 0.5%
Wisconsin Health & Educational Facilities Authority Series 2016, 5% 2/15/2027 (Pre-refunded to 8/15/2025 at 100)	10,000	10,083
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2025 (Escrowed to Maturity)	100,000	101,093
		111,176
Health Care - 1.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 5% 6/1/2025	180,000	180,862
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) Series 2018 B 4, 5% tender 8/15/2054 (d)	40,000	40,044
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2025	155,000	155,597
		376,503
TOTAL WISCONSIN		487,679
TOTAL MUNICIPAL SECURITIES (Cost $22,114,178)		21,983,307

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $22,114,178)	21,983,307
NET OTHER ASSETS (LIABILITIES) - 0.6%	128,128
NET ASSETS - 100.0%	22,111,435

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	289,026	457,000	746,026	8,392	-	-	-	-	0.0%
Total	289,026	457,000	746,026	8,392	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	4,858,312	-	4,858,312	-
Escrowed/Pre-Refunded	829,755	-	829,755	-
General Obligations	2,503,297	-	2,503,297	-
Health Care	6,056,930	-	6,056,930	-
Housing	1,241,565	-	1,241,565	-
Special Tax	774,803	-	774,803	-
Tobacco Bonds	201,024	-	201,024	-
Transportation	5,517,621	-	5,517,621	-

Total Investments in Securities:	21,983,307	-	21,983,307	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $22,114,178):		$21,983,307
Interest receivable		363,332
Distributions receivable from Fidelity Central Funds		962
Total assets		22,347,601
Liabilities
Payable to custodian bank	$220,556
Payable for fund shares redeemed	685
Distributions payable	6,704
Accrued management fee	5,631
Distribution and service plan fees payable	711
Other affiliated payables	1,879
Total liabilities		236,166
Net Assets		$22,111,435
Net Assets consist of:
Paid in capital		$22,439,154
Total accumulated earnings (loss)		(327,719)
Net Assets		$22,111,435

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,353,253 ÷ 335,343 shares)(a)		$10.00
Maximum offering price per share (100/97.25 of $10.00)		$10.28
Municipal Income 2025 :
Net Asset Value, offering price and redemption price per share ($14,334,067 ÷ 1,433,407 shares)		$10.00
Class I :
Net Asset Value, offering price and redemption price per share ($4,424,115 ÷ 442,380 shares)		$10.00
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Interest		$268,788
Income from Fidelity Central Funds		8,392
Total income		277,180
Expenses
Management fee	$34,982
Transfer agent fees	11,661
Distribution and service plan fees	4,304
Custodian fees and expenses	2
Independent trustees' fees and expenses	30
Total expenses		50,979
Net Investment income (loss)		226,201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,728)
Total net realized gain (loss)		(8,728)
Change in net unrealized appreciation (depreciation) on investment securities		199,070
Net gain (loss)		190,342
Net increase (decrease) in net assets resulting from operations		$416,543
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$226,201	$462,497
Net realized gain (loss)	(8,728)	(31,492)
Change in net unrealized appreciation (depreciation)	199,070	330,097
Net increase (decrease) in net assets resulting from operations	416,543	761,102
Distributions to shareholders	(226,161)	(462,511)

Share transactions - net increase (decrease)	(1,806,382)	(1,596,350)
Total increase (decrease) in net assets	(1,616,000)	(1,297,759)

Net Assets
Beginning of period	23,727,435	25,025,194
End of period	$22,111,435	$23,727,435

Financial Highlights
Fidelity Advisor® Municipal Income 2025 Fund Class A

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.80	$9.91	$10.59	$10.35	$10.29
Income from Investment Operations
Net investment income (loss) A,B	.086	.166	.150	.135	.146	.166
Net realized and unrealized gain (loss)	.080	.120	(.110)	(.680)	.241	.060
Total from investment operations	.166	.286	.040	(.545)	.387	.226
Distributions from net investment income	(.086)	(.166)	(.150)	(.135)	(.147)	(.166)
Total distributions	(.086)	(.166)	(.150)	(.135)	(.147)	(.166)
Net asset value, end of period	$10.00	$9.92	$9.80	$9.91	$10.59	$10.35
Total Return C,D,E	1.68%	2.94%	.41%	(5.18)%	3.75%	2.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65 % H	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65% H	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.71% H	1.68%	1.52%	1.31%	1.39%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$3,353	$3,421	$3,367	$3,309	$3,550	$3,510
Portfolio turnover rate I	0 % H	6%	6%	7%	6%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Municipal Income 2025 Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.80	$9.91	$10.59	$10.35	$10.29
Income from Investment Operations
Net investment income (loss) A,B	.099	.190	.174	.161	.173	.193
Net realized and unrealized gain (loss)	.080	.120	(.110)	(.680)	.240	.059
Total from investment operations	.179	.310	.064	(.519)	.413	.252
Distributions from net investment income	(.099)	(.190)	(.174)	(.161)	(.173)	(.192)
Total distributions	(.099)	(.190)	(.174)	(.161)	(.173)	(.192)
Net asset value, end of period	$10.00	$9.92	$9.80	$9.91	$10.59	$10.35
Total Return C,D	1.81%	3.20%	.66%	(4.95)%	4.01%	2.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40 % G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96% G	1.93%	1.77%	1.56%	1.64%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$14,334	$15,954	$16,925	$15,820	$17,136	$14,596
Portfolio turnover rate H	0 % G	6%	6%	7%	6%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income 2025 Fund Class I

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.80	$9.91	$10.59	$10.36	$10.29
Income from Investment Operations
Net investment income (loss) A,B	.099	.190	.175	.161	.173	.192
Net realized and unrealized gain (loss)	.080	.120	(.111)	(.680)	.230	.070
Total from investment operations	.179	.310	.064	(.519)	.403	.262
Distributions from net investment income	(.099)	(.190)	(.174)	(.161)	(.173)	(.192)
Total distributions	(.099)	(.190)	(.174)	(.161)	(.173)	(.192)
Net asset value, end of period	$10.00	$9.92	$9.80	$9.91	$10.59	$10.36
Total Return C,D	1.81%	3.20%	.66%	(4.95)%	3.91%	2.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40 % G	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96% G	1.93%	1.77%	1.56%	1.64%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$4,424	$4,352	$4,733	$5,284	$5,827	$5,512
Portfolio turnover rate H	0 % G	6%	6%	7%	6%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Municipal Income 2025 Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Municipal Income 2025 and Class I shares, each of which has equal rights as to assets and voting privileges. Class A and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,152
Gross unrealized depreciation	(135,023)
Net unrealized appreciation (depreciation)	$(130,871)
Tax cost	$22,114,178

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(75,156)
Long-term	(113,041)
Total capital loss carryforward	$(188,197)

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2025 Fund	-	1,053,103
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. The Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Municipal Income 2025 Fund
Class A	.25%	4,304	3,510

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.

For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of class-level average net assets for each class of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:
	Amount ($)	% of Class-Level Average Net Assets
Class A	1,722.10
Municipal Income 2025	7,743.10
Class I	2,196.10
	11,661

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$29,713	$56,895
Municipal Income 2025	153,037	318,052
Class I	43,411	87,564
Total	$226,161	$462,511
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2024	Year ended June 30, 2024	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	-	8,930	$ -	$87,693
Reinvestment of distributions	2,968	5,768	29,626	56,795
Shares redeemed	(12,502)	(13,456)	(125,019)	(131,235)
Net increase (decrease)	(9,534)	1,242	$(95,393)	$13,253
Municipal Income 2025
Shares sold	-	139,265	$ -	$1,370,484
Reinvestment of distributions	11,049	21,705	110,304	213,747
Shares redeemed	(186,052)	(279,813)	(1,858,029)	(2,758,178)
Net increase (decrease)	(175,003)	(118,843)	$(1,747,725)	$(1,173,947)
Class I
Shares sold	-	6,191	$ -	$61,159
Reinvestment of distributions	4,087	8,372	40,806	82,428
Shares redeemed	(408)	(58,818)	(4,070)	(579,243)
Net increase (decrease)	3,679	(44,255)	$36,736	$(435,656)
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %

Fidelity Municipal Income 2025 Fund.	52%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Income 2025 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.926263.113
DMI-SANN-0325
Fidelity® Mid Cap Growth Index Fund
Fidelity® Mid Cap Value Index Fund
Fidelity® Small Cap Growth Index Fund
Fidelity® Small Cap Value Index Fund

Semi-Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Growth Index Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 1.1%
Financials - 1.1%
Banks - 1.1%
NU Holdings Ltd/Cayman Islands Class A (b)	1,628,267	16,868,846
Capital Markets - 0.0%
XP Inc Class A	21,080	249,798
TOTAL BRAZIL		17,118,644
KOREA (SOUTH) - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Coupang Inc Class A (b)	592,614	13,025,656
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	3,757	353,383
UNITED STATES - 97.8%
Communication Services - 4.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications Inc	5,229	151,746
Entertainment - 2.0%
Liberty Media Corp-Liberty Formula One Class A (b)	4,239	356,245
Liberty Media Corp-Liberty Formula One Class C (b)	38,183	3,538,037
Live Nation Entertainment Inc (b)	80,792	10,462,564
Madison Square Garden Sports Corp Class A (b)	761	171,742
ROBLOX Corp Class A (b)	268,725	15,548,429
Roku Inc Class A (b)	9,697	720,875
TKO Group Holdings Inc Class A (b)	5,529	785,726
		31,583,618
Interactive Media & Services - 0.6%
Pinterest Inc Class A (b)	307,681	8,922,749
TripAdvisor Inc Class A (b)	2,907	42,936
Trump Media & Technology Group Corp (b)(c)	23,858	813,558
		9,779,243
Media - 1.9%
Liberty Broadband Corp Class A (b)	2,119	157,569
Liberty Broadband Corp Class C (b)	13,783	1,030,417
Nexstar Media Group Inc	6,102	963,933
Trade Desk Inc (The) Class A (b)	228,455	26,850,316
		29,002,235
TOTAL COMMUNICATION SERVICES		70,516,842

Consumer Discretionary - 13.9%
Broadline Retail - 0.1%
Etsy Inc (b)	37,206	1,967,825
Distributors - 0.4%
Pool Corp	19,071	6,502,067
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions Inc (b)	4,422	490,179
Duolingo Inc Class A (b)	19,018	6,166,206
Grand Canyon Education Inc (b)	4,777	782,473
H&R Block Inc	13,843	731,464
		8,170,322
Hotels, Restaurants & Leisure - 7.1%
Cava Group Inc (b)	38,598	4,353,854
Choice Hotels International Inc	11,881	1,686,864
Churchill Downs Inc	35,643	4,759,766
Darden Restaurants Inc	31,657	5,910,045
Domino's Pizza Inc	6,208	2,605,870
DraftKings Inc Class A (b)	231,651	8,617,417
Dutch Bros Inc Class A (b)	22,080	1,156,550
Expedia Group Inc Class A (b)	63,528	11,837,173
Hilton Worldwide Holdings Inc	62,880	15,541,422
Hyatt Hotels Corp Class A (c)	3,041	477,376
Las Vegas Sands Corp	178,253	9,155,074
Light & Wonder Inc Class A (b)	45,318	3,914,569
Norwegian Cruise Line Holdings Ltd (b)	224,432	5,774,635
Planet Fitness Inc Class A (b)	23,477	2,321,171
Royal Caribbean Cruises Ltd	42,093	9,710,435
Texas Roadhouse Inc	34,111	6,154,648
Vail Resorts Inc	16,100	3,017,945
Wendy's Co/The	43,414	707,648
Wingstop Inc	15,010	4,265,842
Wyndham Hotels & Resorts Inc	3,370	339,662
Wynn Resorts Ltd	3,920	337,747
Yum! Brands Inc	55,363	7,427,500
		110,073,213
Household Durables - 0.4%
SharkNinja Inc	6,704	652,701
Tempur Sealy International Inc	85,830	4,865,703
TopBuild Corp (b)	1,232	383,571
		5,901,975
Leisure Products - 0.3%
Hasbro Inc	62,181	3,476,540
YETI Holdings Inc (b)	12,984	500,014
		3,976,554
Specialty Retail - 4.0%
Burlington Stores Inc (b)	32,441	9,247,632
CarMax Inc (b)	5,541	453,032
Carvana Co Class A (b)	19,375	3,940,100
Dick's Sporting Goods Inc	2,606	596,357
Five Below Inc (b)	22,135	2,323,290
Floor & Decor Holdings Inc Class A (b)	19,602	1,954,319
Murphy USA Inc	9,371	4,701,899
RH (b)	1,492	587,236
Ross Stores Inc	38,477	5,820,416
Tractor Supply Co (c)	275,957	14,642,279
Ulta Beauty Inc (b)	20,838	9,063,071
Valvoline Inc (b)	66,076	2,390,630
Williams-Sonoma Inc	37,897	7,017,766
		62,738,027
Textiles, Apparel & Luxury Goods - 1.1%
Crocs Inc (b)	5,257	575,799
Deckers Outdoor Corp (b)	77,608	15,761,409
Skechers USA Inc Class A (b)	5,864	394,295
		16,731,503
TOTAL CONSUMER DISCRETIONARY		216,061,486

Consumer Staples - 2.3%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	899	269,682
Celsius Holdings Inc (b)	90,094	2,373,076
		2,642,758
Consumer Staples Distribution & Retail - 0.9%
Casey's General Stores Inc	3,275	1,297,653
Performance Food Group Co (b)	11,179	945,184
Sysco Corp	156,180	11,941,524
		14,184,361
Food Products - 0.3%
Freshpet Inc (b)	7,595	1,124,895
Hershey Co/The	10,358	1,754,128
Lamb Weston Holdings Inc	23,335	1,559,478
Pilgrim's Pride Corp (b)	1,983	90,008
		4,528,509
Household Products - 0.7%
Clorox Co/The	63,516	10,315,634
Personal Care Products - 0.2%
elf Beauty Inc (b)(c)	27,497	3,452,248
TOTAL CONSUMER STAPLES		35,123,510

Energy - 4.0%
Energy Equipment & Services - 0.1%
Weatherford International PLC	36,915	2,644,221
Oil, Gas & Consumable Fuels - 3.9%
Antero Midstream Corp	66,237	999,516
Cheniere Energy Inc	58,410	12,550,557
Civitas Resources Inc	13,813	633,602
Eqt Corp	18,695	862,026
Hess Corp	92,490	12,302,095
Matador Resources Co	4,570	257,108
New Fortress Energy Inc Class A (c)	21,606	326,683
Permian Resources Corp Class A	71,308	1,025,409
Targa Resources Corp	110,689	19,757,988
Texas Pacific Land Corp	9,608	10,626,064
Viper Energy Inc Class A	15,361	753,764
		60,094,812
TOTAL ENERGY		62,739,033

Financials - 11.7%
Capital Markets - 7.2%
Ameriprise Financial Inc	45,363	24,152,622
Ares Management Corp Class A	94,668	16,759,076
Blue Owl Capital Inc Class A	264,727	6,157,550
Coinbase Global Inc Class A (b)	87,085	21,623,206
FactSet Research Systems Inc	6,888	3,308,169
Houlihan Lokey Inc Class A	2,467	428,419
Jefferies Financial Group Inc	25,181	1,974,190
Lazard Inc Class A	52,410	2,698,067
LPL Financial Holdings Inc	38,088	12,436,113
Morningstar Inc	13,655	4,598,458
MSCI Inc	22,519	13,511,625
TPG Inc Class A	10,659	669,812
Tradeweb Markets Inc Class A	23,457	3,070,990
		111,388,297
Consumer Finance - 0.2%
Ally Financial Inc	19,096	687,646
Credit Acceptance Corp (b)(c)	2,506	1,176,467
SoFi Technologies Inc Class A (b)	85,464	1,316,146
		3,180,259
Financial Services - 2.7%
Block Inc Class A (b)	119,950	10,194,551
Corpay Inc (b)	34,524	11,683,613
Equitable Holdings Inc	161,690	7,626,917
Shift4 Payments Inc Class A (b)(c)	31,348	3,253,295
Toast Inc Class A (b)	231,787	8,448,636
UWM Holdings Corp Class A	33,147	194,573
Western Union Co/The	30,439	322,653
WEX Inc (b)	1,885	330,478
		42,054,716
Insurance - 1.6%
Allstate Corp/The	20,969	4,042,614
Arthur J Gallagher & Co	8,680	2,463,818
Brown & Brown Inc	53,766	5,485,207
Everest Group Ltd	3,588	1,300,506
Kinsale Capital Group Inc	11,266	5,240,155
Markel Group Inc (b)	1,529	2,639,406
RLI Corp	1,292	212,960
Ryan Specialty Holdings Inc Class A	52,344	3,358,391
		24,743,057
TOTAL FINANCIALS		181,366,329

Health Care - 12.5%
Biotechnology - 3.2%
Alnylam Pharmaceuticals Inc (b)	58,529	13,772,459
Apellis Pharmaceuticals Inc (b)	53,423	1,704,728
Exact Sciences Corp (b)	36,864	2,071,388
Exelixis Inc (b)	119,733	3,987,109
Incyte Corp (b)	4,800	331,536
Ionis Pharmaceuticals Inc (b)	74,442	2,602,492
Natera Inc (b)	58,585	9,274,006
Neurocrine Biosciences Inc (b)	51,023	6,964,640
Sarepta Therapeutics Inc (b)	46,332	5,633,508
Ultragenyx Pharmaceutical Inc (b)	45,430	1,911,240
Viking Therapeutics Inc (b)(c)	54,372	2,187,929
		50,441,035
Health Care Equipment & Supplies - 4.1%
Align Technology Inc (b)	22,468	4,684,803
Dexcom Inc (b)	199,642	15,526,158
GE HealthCare Technologies Inc	21,870	1,709,796
IDEXX Laboratories Inc (b)	41,588	17,194,143
Inspire Medical Systems Inc (b)	14,985	2,777,919
Insulet Corp (b)	35,733	9,328,814
Masimo Corp (b)	11,545	1,908,389
Penumbra Inc (b)	18,862	4,479,348
ResMed Inc	20,310	4,644,694
		62,254,064
Health Care Providers & Services - 2.4%
Cardinal Health Inc	74,028	8,755,292
Cencora Inc	84,986	19,094,654
Chemed Corp	774	410,065
DaVita Inc (b)	24,118	3,606,847
Molina Healthcare Inc (b)	18,301	5,326,506
		37,193,364
Health Care Technology - 1.0%
Doximity Inc Class A (b)	4,707	251,306
Veeva Systems Inc Class A (b)	75,470	15,867,568
		16,118,874
Life Sciences Tools & Services - 1.5%
10X Genomics Inc Class A (b)	36,127	518,783
Bruker Corp	35,411	2,075,793
Fortrea Holdings Inc (b)(c)	4,621	86,181
IQVIA Holdings Inc (b)	10,421	2,047,831
Medpace Holdings Inc (b)	13,000	4,318,990
Repligen Corp (b)	4,075	586,556
Waters Corp (b)	18,394	6,823,806
West Pharmaceutical Services Inc	22,546	7,385,168
		23,843,108
Pharmaceuticals - 0.3%
Intra-Cellular Therapies Inc (b)	52,656	4,397,829
TOTAL HEALTH CARE		194,248,274

Industrials - 17.3%
Aerospace & Defense - 2.5%
Axon Enterprise Inc (b)	36,738	21,834,128
BWX Technologies Inc	9,515	1,059,876
HEICO Corp	22,549	5,360,799
HEICO Corp Class A	41,554	7,732,369
Howmet Aerospace Inc	12,647	1,383,202
Loar Holdings Inc	14,005	1,035,110
Spirit AeroSystems Holdings Inc Class A (b)	7,414	252,669
Standardaero Inc (c)	11,329	280,506
		38,938,659
Air Freight & Logistics - 0.1%
Expeditors International of Washington Inc	11,772	1,303,984
Building Products - 1.6%
AAON Inc	34,473	4,056,783
Advanced Drainage Systems Inc	13,592	1,571,235
Armstrong World Industries Inc	7,490	1,058,562
AZEK Co Inc/The Class A (b)	51,555	2,447,316
Builders FirstSource Inc (b)	5,334	762,388
Carlisle Cos Inc	3,116	1,149,305
Lennox International Inc	16,399	9,991,911
Simpson Manufacturing Co Inc	2,038	337,961
Trex Co Inc (b)	54,657	3,772,973
		25,148,434
Commercial Services & Supplies - 0.9%
Rollins Inc	142,964	6,626,381
Tetra Tech Inc	29,309	1,167,671
Veralto Corp	56,865	5,791,700
		13,585,752
Construction & Engineering - 1.3%
Comfort Systems USA Inc	17,980	7,624,600
EMCOR Group Inc	9,196	4,174,064
Quanta Services Inc	22,742	7,187,609
WillScot Holdings Corp (b)	26,925	900,641
		19,886,914
Electrical Equipment - 1.6%
Generac Holdings Inc (b)	14,758	2,288,228
Rockwell Automation Inc	5,395	1,541,837
Vertiv Holdings Co Class A	183,183	20,811,421
		24,641,486
Ground Transportation - 2.1%
Avis Budget Group Inc (c)	3,456	278,588
Lyft Inc Class A (b)	129,514	1,670,731
Old Dominion Freight Line Inc	98,974	17,459,014
Saia Inc (b)	7,912	3,605,736
U-Haul Holding Co (b)(c)	1,792	123,809
U-Haul Holding Co Class N	22,122	1,416,914
XPO Inc (b)	58,482	7,669,914
		32,224,706
Machinery - 0.1%
Lincoln Electric Holdings Inc	7,877	1,476,701
Passenger Airlines - 0.0%
American Airlines Group Inc (b)(c)	24,110	420,237
Professional Services - 3.9%
Booz Allen Hamilton Holding Corp Class A	64,514	8,302,952
Broadridge Financial Solutions Inc	54,701	12,367,349
Dayforce Inc (b)(c)	8,168	593,324
Equifax Inc	12,633	3,219,520
KBR Inc	5,855	339,180
Paychex Inc	59,079	8,284,057
Paycom Software Inc	16,412	3,363,968
Paycor HCM Inc (b)	4,035	74,930
Paylocity Holding Corp (b)	22,194	4,427,037
TransUnion	5,659	524,646
Verisk Analytics Inc	72,100	19,858,503
		61,355,466
Trading Companies & Distributors - 3.2%
Core & Main Inc Class A (b)	64,485	3,282,931
Fastenal Co	246,916	17,755,730
Ferguson Enterprises Inc	6,935	1,203,708
SiteOne Landscape Supply Inc (b)	8,417	1,109,107
United Rentals Inc	8,108	5,711,600
WW Grainger Inc	19,350	20,395,868
		49,458,944
TOTAL INDUSTRIALS		268,441,283

Information Technology - 27.4%
Communications Equipment - 0.0%
Ubiquiti Inc	954	316,661
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp/DE	34,577	6,017,781
Cognex Corp	4,752	170,407
Ingram Micro Holding Corp	2,275	44,111
Jabil Inc	4,635	666,977
Zebra Technologies Corp Class A (b)	5,599	2,162,446
		9,061,722
IT Services - 4.3%
Cloudflare Inc Class A (b)(c)	153,434	16,521,773
EPAM Systems Inc (b)	1,760	411,523
Gartner Inc (b)	38,565	18,683,586
Globant SA (b)	16,179	3,469,101
GoDaddy Inc Class A (b)	71,533	14,118,468
MongoDB Inc Class A (b)	36,631	8,528,063
Okta Inc Class A (b)	37,021	2,917,255
Twilio Inc Class A (b)	15,496	1,674,808
VeriSign Inc (b)	2,768	572,865
		66,897,442
Semiconductors & Semiconductor Equipment - 2.7%
Astera Labs Inc (b)	2,766	366,357
Enphase Energy Inc (b)	67,413	4,629,925
Entegris Inc	77,038	7,631,384
Lattice Semiconductor Corp (b)	60,333	3,417,864
MKS Instruments Inc	2,017	210,555
Monolithic Power Systems Inc	24,031	14,219,143
Onto Innovation Inc (b)	6,439	1,073,188
Teradyne Inc	72,797	9,166,598
Universal Display Corp	12,027	1,758,347
		42,473,361
Software - 18.2%
Appfolio Inc Class A (b)	11,590	2,859,485
AppLovin Corp Class A (b)	134,199	43,457,663
Bentley Systems Inc Class B	71,689	3,347,876
BILL Holdings Inc (b)	12,841	1,087,761
Confluent Inc Class A (b)	126,656	3,541,302
Datadog Inc Class A (b)	152,952	21,855,311
DocuSign Inc (b)	103,942	9,348,543
DoubleVerify Holdings Inc (b)	41,812	803,209
Dropbox Inc Class A (b)	36,919	1,109,047
Dynatrace Inc (b)	150,859	8,199,187
Elastic NV (b)	44,538	4,412,825
Fair Isaac Corp (b)	10,270	20,446,851
Five9 Inc (b)	37,941	1,541,922
Gitlab Inc Class A (b)	62,421	3,517,423
Guidewire Software Inc (b)	19,052	3,211,786
HashiCorp Inc Class A (b)	58,095	1,987,430
HubSpot Inc (b)	25,004	17,422,037
Manhattan Associates Inc (b)	31,335	8,467,970
MicroStrategy Inc Class A (b)(c)	5,307	1,537,013
nCino Inc (b)	26,412	886,915
Nutanix Inc Class A (b)	36,360	2,224,505
Palantir Technologies Inc Class A (b)	1,029,539	77,864,036
Pegasystems Inc	22,805	2,125,426
Procore Technologies Inc (b)	54,730	4,100,919
PTC Inc (b)	36,766	6,760,164
RingCentral Inc Class A (b)	42,031	1,471,505
SentinelOne Inc Class A (b)	22,979	510,134
Smartsheet Inc Class A (b)	69,337	3,884,952
Teradata Corp (b)	48,837	1,521,273
Tyler Technologies Inc (b)	18,437	10,631,512
UiPath Inc Class A (b)	187,475	2,382,807
Unity Software Inc (b)	68,617	1,541,824
Zscaler Inc (b)	47,662	8,598,701
		282,659,314
Technology Hardware, Storage & Peripherals - 1.6%
HP Inc	119,281	3,892,139
NetApp Inc	47,228	5,482,226
Pure Storage Inc Class A (b)	136,943	8,412,409
Super Micro Computer Inc (b)(c)	253,506	7,726,863
		25,513,637
TOTAL INFORMATION TECHNOLOGY		426,922,137

Materials - 1.1%
Chemicals - 0.2%
Celanese Corp	14,230	984,858
Chemours Co/The	5,678	95,958
RPM International Inc	14,696	1,808,490
		2,889,306
Construction Materials - 0.6%
Eagle Materials Inc	12,884	3,179,256
Martin Marietta Materials Inc	1,756	906,974
Vulcan Materials Co	17,469	4,493,551
		8,579,781
Containers & Packaging - 0.2%
Avery Dennison Corp	15,452	2,891,533
Sealed Air Corp	4,029	136,301
		3,027,834
Metals & Mining - 0.0%
Cleveland-Cliffs Inc (b)	80,604	757,677
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	22,354	2,314,756
TOTAL MATERIALS		17,569,354

Real Estate - 1.3%
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (b)	7,493	1,896,778
Retail REITs - 0.5%
Simon Property Group Inc	42,380	7,298,260
Specialized REITs - 0.7%
Iron Mountain Inc	85,062	8,940,867
Lamar Advertising Co Class A	11,226	1,366,653
		10,307,520
TOTAL REAL ESTATE		19,502,558

Utilities - 1.8%
Electric Utilities - 0.2%
NRG Energy Inc	43,006	3,880,001
Independent Power and Renewable Electricity Producers - 1.6%
Vistra Corp	173,605	23,934,922
TOTAL UTILITIES		27,814,923

TOTAL UNITED STATES		1,520,305,729
TOTAL COMMON STOCKS (Cost $1,244,943,043)		1,550,803,412

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (e) (Cost $190,823)	4.46	192,000	190,908

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	7,047,738	7,049,148
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	38,315,418	38,319,250
TOTAL MONEY MARKET FUNDS (Cost $45,368,398)			45,368,398

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $1,290,502,264)	1,596,362,718
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(40,394,489)
NET ASSETS - 100.0%	1,555,968,229

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	13	Mar 2025	4,090,710	27,900	27,900

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $190,908.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,427,315	133,353,132	130,731,316	102,562	17	-	7,049,148	7,047,738	0.0%
Fidelity Securities Lending Cash Central Fund	14,176,950	187,861,837	163,719,537	55,272	-	-	38,319,250	38,315,418	0.2%
Total	18,604,265	321,214,969	294,450,853	157,834	17	-	45,368,398	45,363,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	70,516,842	70,516,842	-	-
Consumer Discretionary	229,087,142	229,087,142	-	-
Consumer Staples	35,123,510	35,123,510	-	-
Energy	62,739,033	62,739,033	-	-
Financials	198,838,356	198,838,356	-	-
Health Care	194,248,274	194,248,274	-	-
Industrials	268,441,283	268,441,283	-	-
Information Technology	426,922,137	426,922,137	-	-
Materials	17,569,354	17,569,354	-	-
Real Estate	19,502,558	19,502,558	-	-
Utilities	27,814,923	27,814,923	-	-

U.S. Treasury Obligations	190,908	-	190,908	-

Money Market Funds	45,368,398	45,368,398	-	-
Total Investments in Securities:	1,596,362,718	1,596,171,810	190,908	-
Derivative Instruments: Assets
Futures Contracts	27,900	27,900	-	-
Total Assets	27,900	27,900	-	-
Total Derivative Instruments:	27,900	27,900	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	27,900	0
Total Equity Risk	27,900	0
Total Value of Derivatives	27,900	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Growth Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,313,559) - See accompanying schedule:
Unaffiliated issuers (cost $1,245,133,866)	$1,550,994,320
Fidelity Central Funds (cost $45,368,398)	45,368,398

Total Investment in Securities (cost $1,290,502,264)		$1,596,362,718
Segregated cash with brokers for derivative instruments		226,077
Foreign currency held at value (cost $301)		283
Receivable for fund shares sold		8,842,532
Dividends receivable		308,151
Distributions receivable from Fidelity Central Funds		32,337
Receivable for daily variation margin on futures contracts		13,526
Total assets		1,605,785,624
Liabilities
Payable for investments purchased	$9,934,876
Payable for fund shares redeemed	1,497,911
Accrued management fee	65,358
Collateral on securities loaned	38,319,250
Total liabilities		49,817,395
Net Assets		$1,555,968,229
Net Assets consist of:
Paid in capital		$1,291,413,186
Total accumulated earnings (loss)		264,555,043
Net Assets		$1,555,968,229
Net Asset Value, offering price and redemption price per share ($1,555,968,229 ÷ 47,323,109 shares)		$32.88
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$3,680,790
Interest		5,995
Income from Fidelity Central Funds (including $55,272 from security lending)		157,834
Total income		3,844,619
Expenses
Management fee	$320,474
Independent trustees' fees and expenses	1,478
Total expenses before reductions	321,952
Expense reductions	(587)
Total expenses after reductions		321,365
Net Investment income (loss)		3,523,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,277,921)
Fidelity Central Funds	17
Futures contracts	2,110
Total net realized gain (loss)		(2,275,794)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	164,686,545
Assets and liabilities in foreign currencies	(15)
Futures contracts	21,658
Total change in net unrealized appreciation (depreciation)		164,708,188
Net gain (loss)		162,432,394
Net increase (decrease) in net assets resulting from operations		$165,955,648
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,523,254	$6,027,043
Net realized gain (loss)	(2,275,794)	59,775,978
Change in net unrealized appreciation (depreciation)	164,708,188	52,331,475
Net increase (decrease) in net assets resulting from operations	165,955,648	118,134,496
Distributions to shareholders	(6,611,674)	(5,052,417)

Share transactions
Proceeds from sales of shares	493,039,102	649,400,298
Reinvestment of distributions	5,324,590	3,453,892
Cost of shares redeemed	(208,014,408)	(369,176,470)

Net increase (decrease) in net assets resulting from share transactions	290,349,284	283,677,720
Total increase (decrease) in net assets	449,693,258	396,759,799

Net Assets
Beginning of period	1,106,274,971	709,515,172
End of period	$1,555,968,229	$1,106,274,971

Other Information
Shares
Sold	15,420,735	23,879,699
Issued in reinvestment of distributions	171,202	133,872
Redeemed	(6,816,873)	(13,714,932)
Net increase (decrease)	8,775,064	10,298,639

Financial Highlights
Fidelity® Mid Cap Growth Index Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$28.70	$25.12	$20.56	$31.08	$21.71	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.19	.18	.17	.13	.15
Net realized and unrealized gain (loss)	4.24	3.56	4.56	(8.78)	9.34	1.62
Total from investment operations	4.33	3.75	4.74	(8.61)	9.47	1.77
Distributions from net investment income	(.15)	(.17)	(.18)	(.12)	(.10)	(.06)
Distributions from net realized gain	-	-	-	(1.79)	-	- D
Total distributions	(.15)	(.17)	(.18)	(1.91)	(.10)	(.06)
Net asset value, end of period	$32.88	$28.70	$25.12	$20.56	$31.08	$21.71
Total Return E,F	15.13%	15.01%	23.13%	(29.57)%	43.70%	8.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05 % I	.05%	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05% I	.05%	.05%	.05%	.05%	.05% I
Net investment income (loss)	.55% I	.72%	.81%	.62%	.47%	.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,555,968	$1,106,275	$709,515	$457,328	$653,513	$208,955
Portfolio turnover rate J	10 % I	54% K	46%	62%	54%	109% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Index Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	25,541	1,544,720
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	18,090	230,829
Liberty Global Ltd Class C (b)	16,602	218,150

TOTAL BELGIUM		448,979
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	5,583	1,389,106
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	39,854	472,270
CANADA - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
RB Global Inc (United States)	19,925	1,797,434
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp (United States)	14,691	406,353
TOTAL CANADA		2,203,787
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc	6,351	177,574
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	4,268	241,825
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	13,364	292,137
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	6,962	654,846
UNITED KINGDOM - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	46,065	1,333,121
UNITED STATES - 98.9%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent Inc (b)	26,711	926,872
GCI Liberty Inc Class A (b)(c)(d)	9,740	0
Iridium Communications Inc	11,135	323,137
		1,250,009
Entertainment - 1.6%
Electronic Arts Inc	28,762	4,207,881
Liberty Media Corp-Liberty Formula One Class A (b)	1,694	142,364
Liberty Media Corp-Liberty Formula One Class C (b)	14,635	1,356,079
Liberty Media Corp-Liberty Live Class A (b)	2,123	141,307
Liberty Media Corp-Liberty Live Class C (b)	5,053	343,907
Madison Square Garden Sports Corp Class A (b)	1,863	420,442
Playtika Holding Corp	7,571	52,542
Roku Inc Class A (b)	11,679	868,217
Take-Two Interactive Software Inc (b)	18,763	3,453,893
TKO Group Holdings Inc Class A (b)	7,409	1,052,893
Warner Bros Discovery Inc (b)	264,158	2,792,150
		14,831,675
Interactive Media & Services - 0.2%
IAC Inc Class A (b)	8,090	349,003
Match Group Inc	27,963	914,670
TripAdvisor Inc Class A (b)	11,168	164,951
Trump Media & Technology Group Corp (b)(e)	3,020	102,982
ZoomInfo Technologies Inc (b)	32,882	345,590
		1,877,196
Media - 1.4%
Charter Communications Inc Class A (b)	10,213	3,500,710
Fox Corp Class A	24,078	1,169,709
Fox Corp Class B	14,386	658,016
Interpublic Group of Cos Inc/The	40,463	1,133,773
Liberty Broadband Corp Class A (b)	1,371	101,947
Liberty Broadband Corp Class C (b)	9,056	677,027
New York Times Co/The Class A	17,495	910,615
News Corp Class A	41,443	1,141,340
News Corp Class B	12,346	375,689
Nexstar Media Group Inc	2,022	319,415
Omnicom Group Inc	21,069	1,812,777
Paramount Global Class A	1,211	27,005
Paramount Global Class B	63,906	668,457
Sirius XM Holdings Inc (e)	23,390	533,292
		13,029,772
Consumer Discretionary - 9.0%
Automobile Components - 0.2%
BorgWarner Inc	23,694	753,233
Gentex Corp	25,165	722,990
Lear Corp	5,876	556,457
QuantumScape Corp Class A (b)(e)	39,485	204,927
		2,237,607
Automobiles - 0.3%
Harley-Davidson Inc	12,878	388,014
Lucid Group Inc Class A (b)(e)	107,892	325,833
Rivian Automotive Inc Class A (b)(e)	90,645	1,205,579
Thor Industries Inc	5,529	529,181
		2,448,607
Broadline Retail - 0.6%
Dillard's Inc Class A	336	145,064
eBay Inc	52,098	3,227,471
Etsy Inc (b)	4,240	224,254
Kohl's Corp (e)	12,059	169,308
Macy's Inc	29,815	504,768
Nordstrom Inc	10,865	262,390
Ollie's Bargain Outlet Holdings Inc (b)	6,627	727,181
		5,260,436
Distributors - 0.3%
Genuine Parts Co	15,131	1,766,696
LKQ Corp	28,209	1,036,680
		2,803,376
Diversified Consumer Services - 0.3%
ADT Inc	36,018	248,884
Bright Horizons Family Solutions Inc (b)	5,330	590,831
Grand Canyon Education Inc (b)	2,133	349,385
H&R Block Inc	12,157	642,376
Service Corp International/US	15,295	1,220,847
		3,052,323
Hotels, Restaurants & Leisure - 2.3%
Aramark	28,494	1,063,111
Boyd Gaming Corp	6,900	500,526
Caesars Entertainment Inc (b)	22,952	767,056
Carnival Corp (b)	111,680	2,783,066
Choice Hotels International Inc	453	64,316
Darden Restaurants Inc	6,019	1,123,687
Domino's Pizza Inc	2,463	1,033,869
Dutch Bros Inc Class A (b)	7,203	377,293
Hilton Worldwide Holdings Inc	12,699	3,138,685
Hyatt Hotels Corp Class A (e)	3,810	598,094
Marriott Vacations Worldwide Corp	3,778	339,264
MGM Resorts International (b)	24,923	863,582
Penn Entertainment Inc (b)	16,377	324,592
Planet Fitness Inc Class A (b)	4,195	414,760
Royal Caribbean Cruises Ltd	16,849	3,886,896
Travel + Leisure Co	7,149	360,667
Vail Resorts Inc	655	122,780
Wendy's Co/The	9,574	156,056
Wyndham Hotels & Resorts Inc	7,526	758,546
Wynn Resorts Ltd	10,285	886,156
Yum! Brands Inc	18,898	2,535,356
		22,098,358
Household Durables - 2.2%
DR Horton Inc	31,758	4,440,405
Garmin Ltd	16,854	3,476,306
Leggett & Platt Inc	14,547	139,651
Lennar Corp Class A	25,581	3,488,481
Lennar Corp Class B	1,222	161,487
Mohawk Industries Inc (b)	5,707	679,875
Newell Brands Inc	45,070	448,897
NVR Inc (b)	313	2,559,996
PulteGroup Inc	22,193	2,416,818
SharkNinja Inc	5,768	561,572
Toll Brothers Inc	10,939	1,377,767
TopBuild Corp (b)	3,015	938,690
Whirlpool Corp	5,757	659,061
		21,349,006
Leisure Products - 0.2%
Brunswick Corp/DE	7,138	461,686
Hasbro Inc	1,896	106,005
Mattel Inc (b)	36,784	652,180
Polaris Inc (e)	5,616	323,594
YETI Holdings Inc (b)	6,537	251,740
		1,795,205
Specialty Retail - 1.9%
Advance Auto Parts Inc	6,493	307,054
AutoNation Inc (b)	2,767	469,947
Bath & Body Works Inc	23,837	924,160
Best Buy Co Inc	23,456	2,012,525
CarMax Inc (b)	15,658	1,280,198
Carvana Co Class A (b)	7,653	1,556,314
Dick's Sporting Goods Inc	5,535	1,266,629
Five Below Inc (b)	1,219	127,946
Floor & Decor Holdings Inc Class A (b)	7,256	723,423
GameStop Corp Class A (b)(e)	42,706	1,338,406
Gap Inc/The	22,069	521,490
Lithia Motors Inc Class A	2,852	1,019,390
Penske Automotive Group Inc	2,006	305,795
RH (b)	1,303	512,848
Ross Stores Inc	27,244	4,121,201
Ulta Beauty Inc (b)	689	299,667
Wayfair Inc Class A (b)(e)	10,381	460,086
Williams-Sonoma Inc	5,556	1,028,860
		18,275,939
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (b)	12,467	262,555
Carter's Inc (e)	3,860	209,173
Columbia Sportswear Co	3,557	298,539
Crocs Inc (b)	5,089	557,398
PVH Corp	6,034	638,096
Ralph Lauren Corp Class A	4,298	992,752
Skechers USA Inc Class A (b)	13,089	880,104
Tapestry Inc	25,287	1,652,000
Under Armour Inc Class A (b)	20,602	170,585
Under Armour Inc Class C (b)	20,716	154,541
VF Corp	38,100	817,626
		6,633,369
TOTAL CONSUMER DISCRETIONARY		85,954,226

Consumer Staples - 5.7%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (b)	755	226,485
Brown-Forman Corp Class A	5,289	199,342
Brown-Forman Corp Class B	18,759	712,467
Coca-Cola Consolidated Inc	657	827,813
Molson Coors Beverage Co Class B	18,594	1,065,808
		3,031,915
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc	45,474	893,109
BJ's Wholesale Club Holdings Inc (b)	14,352	1,282,351
Casey's General Stores Inc	3,330	1,319,446
Dollar General Corp	23,908	1,812,705
Dollar Tree Inc (b)	22,004	1,648,980
Grocery Outlet Holding Corp (b)	10,386	162,125
Kroger Co/The	72,213	4,415,825
Maplebear Inc (b)	18,093	749,412
Performance Food Group Co (b)	14,247	1,204,584
Sysco Corp	20,274	1,550,150
US Foods Holding Corp (b)	24,923	1,681,306
Walgreens Boots Alliance Inc	77,797	725,846
		17,445,839
Food Products - 2.7%
Archer-Daniels-Midland Co	51,900	2,621,989
Bunge Global SA	15,113	1,175,187
Conagra Brands Inc	51,855	1,438,976
Darling Ingredients Inc (b)	17,235	580,647
Flowers Foods Inc	20,392	421,299
Freshpet Inc (b)	3,452	511,276
General Mills Inc	60,781	3,876,005
Hershey Co/The	13,646	2,310,950
Hormel Foods Corp	31,552	989,786
Ingredion Inc	7,130	980,803
JM Smucker Co	11,229	1,236,537
Kellanova	28,541	2,310,965
Lamb Weston Holdings Inc	10,489	700,980
McCormick & Co Inc/MD	27,414	2,090,043
Pilgrim's Pride Corp (b)	4,105	186,326
Post Holdings Inc (b)	5,177	592,559
Seaboard Corp	28	68,030
The Campbell's Company	20,891	874,915
Tyson Foods Inc Class A	30,616	1,758,583
		24,725,856
Household Products - 0.3%
Church & Dwight Co Inc	26,550	2,780,051
Reynolds Consumer Products Inc	5,939	160,293
Spectrum Brands Holdings Inc	2,951	249,330
		3,189,674
Personal Care Products - 0.6%
BellRing Brands Inc (b)	13,993	1,054,233
Coty Inc Class A (b)	41,407	288,192
Kenvue Inc	208,440	4,450,194
		5,792,619
TOTAL CONSUMER STAPLES		54,185,903

Energy - 5.6%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	108,637	4,456,290
Halliburton Co	95,935	2,608,473
NOV Inc	42,157	615,492
		7,680,255
Oil, Gas & Consumable Fuels - 4.8%
Antero Midstream Corp	22,797	344,007
Antero Resources Corp (b)	31,560	1,106,178
APA Corp	39,348	908,545
Cheniere Energy Inc	11,891	2,555,019
Chord Energy Corp	6,684	781,493
Civitas Resources Inc	7,754	355,676
Coterra Energy Inc	79,450	2,029,153
Devon Energy Corp	67,785	2,218,603
Diamondback Energy Inc	20,526	3,362,775
DT Midstream Inc	10,568	1,050,776
Eqt Corp	60,157	2,773,839
Expand Energy Corp	25,103	2,499,004
Hess Corp	10,733	1,427,596
HF Sinclair Corp	16,821	589,576
Kinder Morgan Inc	211,021	5,781,975
Matador Resources Co	11,807	664,262
New Fortress Energy Inc Class A (e)	4,218	63,776
ONEOK Inc	63,514	6,376,806
Ovintiv Inc	28,653	1,160,447
Permian Resources Corp Class A	56,029	805,697
Range Resources Corp	25,791	927,960
Viper Energy Inc Class A	7,959	390,548
Williams Cos Inc/The	132,472	7,169,385
		45,343,096
TOTAL ENERGY		53,023,351

Financials - 17.8%
Banks - 3.4%
Bank OZK	11,542	513,965
BOK Financial Corp	2,468	262,718
Citizens Financial Group Inc	48,643	2,128,618
Columbia Banking System Inc	22,638	611,452
Comerica Inc	14,428	892,372
Commerce Bancshares Inc/MO	13,429	836,761
Cullen/Frost Bankers Inc	6,403	859,603
East West Bancorp Inc	15,006	1,436,975
Fifth Third Bancorp	73,549	3,109,652
First Citizens BancShares Inc/NC Class A	1,304	2,755,378
First Hawaiian Inc	13,853	359,485
First Horizon Corp	57,972	1,167,556
FNB Corp/PA	38,714	572,193
Huntington Bancshares Inc/OH	157,135	2,556,586
KeyCorp	100,711	1,726,187
M&T Bank Corp	18,089	3,400,913
Pinnacle Financial Partners Inc	8,249	943,603
Prosperity Bancshares Inc	9,770	736,170
Regions Financial Corp	100,012	2,352,282
Synovus Financial Corp	15,639	801,186
TFS Financial Corp	5,469	68,690
Webster Financial Corp	18,566	1,025,215
Western Alliance Bancorp	11,686	976,248
Wintrust Financial Corp	7,059	880,328
Zions Bancorp NA	15,738	853,787
		31,827,923
Capital Markets - 4.6%
Affiliated Managers Group Inc	3,194	590,634
Ameriprise Financial Inc	931	495,692
Bank of New York Mellon Corp/The	80,448	6,180,820
Carlyle Group Inc/The	23,819	1,202,621
Cboe Global Markets Inc	11,480	2,243,192
Coinbase Global Inc Class A (b)	3,526	875,506
Evercore Inc Class A	3,903	1,081,873
FactSet Research Systems Inc	2,673	1,283,788
Franklin Resources Inc	31,000	628,990
Houlihan Lokey Inc Class A	5,181	899,732
Interactive Brokers Group Inc Class A	11,488	2,029,585
Invesco Ltd	39,756	694,935
Janus Henderson Group PLC	13,867	589,764
Jefferies Financial Group Inc	13,640	1,069,376
Lazard Inc Class A	757	38,969
MarketAxess Holdings Inc	4,018	908,229
MSCI Inc	3,483	2,089,835
Nasdaq Inc	44,836	3,466,271
Northern Trust Corp	21,327	2,186,018
Raymond James Financial Inc	20,014	3,108,775
Robinhood Markets Inc Class A (b)	73,118	2,724,377
SEI Investments Co	10,874	896,888
State Street Corp	31,870	3,128,041
Stifel Financial Corp	10,802	1,145,876
T Rowe Price Group Inc	23,872	2,699,684
TPG Inc Class A	6,881	432,402
Tradeweb Markets Inc Class A	7,643	1,000,622
Virtu Financial Inc Class A	8,717	311,022
		44,003,517
Consumer Finance - 1.2%
Ally Financial Inc	25,807	929,310
Credit Acceptance Corp (b)	143	67,133
Discover Financial Services	27,215	4,714,454
OneMain Holdings Inc	12,283	640,313
SLM Corp	22,937	632,602
SoFi Technologies Inc Class A (b)	96,859	1,491,629
Synchrony Financial	42,316	2,750,540
		11,225,981
Financial Services - 1.9%
Affirm Holdings Inc Class A (b)	28,205	1,717,685
Block Inc Class A (b)	34,942	2,969,721
Corebridge Financial Inc	32,162	962,609
Euronet Worldwide Inc (b)	4,604	473,475
Fidelity National Information Services Inc	59,443	4,801,211
Global Payments Inc	27,701	3,104,174
Jack Henry & Associates Inc	7,891	1,383,292
MGIC Investment Corp	27,999	663,856
Rocket Cos Inc Class A (b)	15,133	170,398
UWM Holdings Corp Class A	3,450	20,251
Voya Financial Inc	10,697	736,275
Western Union Co/The	30,287	321,042
WEX Inc (b)	3,906	684,800
		18,008,789
Insurance - 6.4%
AFLAC Inc	60,740	6,282,946
Allstate Corp/The	24,131	4,652,215
American Financial Group Inc/OH	7,809	1,069,286
Arch Capital Group Ltd	39,262	3,625,846
Arthur J Gallagher & Co	24,912	7,071,272
Assurant Inc	5,660	1,206,825
Assured Guaranty Ltd	5,470	492,355
Axis Capital Holdings Ltd	8,345	739,534
Brighthouse Financial Inc (b)	6,508	312,644
Brown & Brown Inc	14,548	1,484,187
Cincinnati Financial Corp	16,663	2,394,473
CNA Financial Corp	2,408	116,475
Everest Group Ltd	3,919	1,420,481
Fidelity National Financial Inc/US	28,241	1,585,450
First American Financial Corp	10,874	678,973
Globe Life Inc	9,662	1,077,506
Hanover Insurance Group Inc/The	3,883	600,545
Hartford Financial Services Group Inc/The	31,506	3,446,756
Kemper Corp	6,599	438,438
Lincoln National Corp	18,511	586,984
Loews Corp	19,501	1,651,540
Markel Group Inc (b)	1,054	1,819,446
Old Republic International Corp	25,739	931,494
Primerica Inc	3,666	995,026
Principal Financial Group Inc	24,693	1,911,485
Prudential Financial Inc	39,124	4,637,368
Reinsurance Group of America Inc	7,147	1,526,814
RLI Corp	4,233	697,725
Unum Group	19,764	1,443,365
W R Berkley Corp	31,968	1,870,767
White Mountains Insurance Group Ltd	271	527,111
Willis Towers Watson PLC	10,960	3,433,110
		60,728,442
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	88,566	815,693
Annaly Capital Management Inc	61,012	1,116,520
Rithm Capital Corp	56,452	611,375
Starwood Property Trust Inc	34,051	645,266
		3,188,854
TOTAL FINANCIALS		168,983,506

Health Care - 8.2%
Biotechnology - 0.9%
Alnylam Pharmaceuticals Inc (b)	1,571	369,672
Biogen Inc (b)	15,857	2,424,852
BioMarin Pharmaceutical Inc (b)	20,550	1,350,752
Exact Sciences Corp (b)	11,998	674,168
Exelixis Inc (b)	5,050	168,165
GRAIL Inc (e)	2,874	51,300
Incyte Corp (b)	16,283	1,124,667
Ionis Pharmaceuticals Inc (b)	1,185	41,427
Roivant Sciences Ltd (b)(e)	46,306	547,800
United Therapeutics Corp (b)	4,753	1,677,049
		8,429,852
Health Care Equipment & Supplies - 2.2%
Align Technology Inc (b)	3,374	703,513
Baxter International Inc	55,419	1,616,018
Cooper Cos Inc/The (b)	21,243	1,952,869
DENTSPLY SIRONA Inc	21,975	417,086
Enovis Corp (b)	6,014	263,893
Envista Holdings Corp (b)	18,675	360,241
GE HealthCare Technologies Inc	44,839	3,505,513
Globus Medical Inc Class A (b)	12,183	1,007,656
Hologic Inc (b)	24,893	1,794,536
Masimo Corp (b)	2,267	374,735
QuidelOrtho Corp (b)	6,761	301,203
ResMed Inc	11,504	2,630,850
Solventum Corp	15,085	996,515
STERIS PLC	10,727	2,205,042
Teleflex Inc	5,053	899,333
Zimmer Biomet Holdings Inc	21,562	2,277,594
		21,306,597
Health Care Providers & Services - 2.0%
Acadia Healthcare Co Inc (b)	9,896	392,376
Amedisys Inc (b)	3,485	316,403
Cardinal Health Inc	10,761	1,272,703
Centene Corp (b)	54,929	3,327,599
Chemed Corp	1,451	768,740
Encompass Health Corp	10,769	994,517
Henry Schein Inc (b)	13,707	948,524
Humana Inc	13,121	3,328,930
Labcorp Holdings Inc	9,148	2,097,819
Molina Healthcare Inc (b)	2,277	662,721
Premier Inc Class A	10,496	222,515
Quest Diagnostics Inc	12,081	1,822,540
Tenet Healthcare Corp (b)	10,348	1,306,228
Universal Health Services Inc Class B	6,233	1,118,325
		18,579,940
Health Care Technology - 0.1%
Certara Inc (b)	13,260	141,219
Doximity Inc Class A (b)	12,365	660,167
		801,386
Life Sciences Tools & Services - 2.5%
10X Genomics Inc Class A (b)	3,902	56,033
Agilent Technologies Inc	31,256	4,198,932
Avantor Inc (b)	73,801	1,554,987
Azenta Inc (b)	5,248	262,400
Bio-Rad Laboratories Inc Class A (b)	2,053	674,431
Bio-Techne Corp	16,899	1,217,235
Bruker Corp	4,356	255,349
Charles River Laboratories International Inc (b)	5,556	1,025,638
Fortrea Holdings Inc (b)	8,781	163,766
Illumina Inc (b)	17,334	2,316,342
IQVIA Holdings Inc (b)	17,399	3,419,078
Mettler-Toledo International Inc (b)	2,296	2,809,569
QIAGEN NV (United States)	24,316	1,082,791
Repligen Corp (b)	5,194	747,624
Revvity Inc	13,387	1,494,123
Sotera Health Co (b)	16,380	224,078
Waters Corp (b)	2,501	927,821
West Pharmaceutical Services Inc	3,103	1,016,419
		23,446,616
Pharmaceuticals - 0.5%
Elanco Animal Health Inc (b)	53,560	648,612
Jazz Pharmaceuticals PLC (b)	6,559	807,741
Organon & Co	28,001	417,775
Perrigo Co PLC	14,744	379,068
Royalty Pharma PLC Class A	42,605	1,086,854
Viatris Inc	129,163	1,608,079
		4,948,129
TOTAL HEALTH CARE		77,512,520

Industrials - 16.8%
Aerospace & Defense - 1.7%
BWX Technologies Inc	7,897	879,647
Curtiss-Wright Corp	4,149	1,472,356
Hexcel Corp	8,848	554,770
Howmet Aerospace Inc	41,409	4,528,902
Huntington Ingalls Industries Inc	4,244	801,989
L3Harris Technologies Inc	20,612	4,334,291
Loar Holdings Inc	320	23,651
Spirit AeroSystems Holdings Inc Class A (b)	11,053	376,686
Standardaero Inc (e)	5,101	126,301
Textron Inc	20,335	1,555,424
Woodward Inc	6,405	1,065,920
		15,719,937
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	12,637	1,305,655
Expeditors International of Washington Inc	12,861	1,424,613
GXO Logistics Inc (b)	12,748	554,538
		3,284,806
Building Products - 1.2%
A O Smith Corp	12,902	880,045
Advanced Drainage Systems Inc	4,738	547,713
Allegion plc	9,518	1,243,812
Armstrong World Industries Inc	3,134	442,928
AZEK Co Inc/The Class A (b)	4,689	222,587
Builders FirstSource Inc (b)	11,330	1,619,397
Carlisle Cos Inc	4,247	1,566,463
Fortune Brands Innovations Inc	13,400	915,622
Hayward Holdings Inc (b)	15,506	237,087
Masco Corp	23,462	1,702,638
Owens Corning	9,386	1,598,624
Simpson Manufacturing Co Inc	4,180	693,169
		11,670,085
Commercial Services & Supplies - 0.5%
Clean Harbors Inc (b)	5,540	1,274,976
MSA Safety Inc	4,026	667,390
Tetra Tech Inc	22,758	906,679
Veralto Corp	14,785	1,505,852
Vestis Corp	14,322	218,267
		4,573,164
Construction & Engineering - 1.0%
AECOM	14,559	1,555,192
API Group Corp (b)	24,744	890,042
EMCOR Group Inc	2,997	1,360,338
Everus Construction Group Inc	5,532	363,729
MasTec Inc (b)	6,817	928,066
Quanta Services Inc	10,971	3,467,386
Valmont Industries Inc	2,166	664,247
WillScot Holdings Corp (b)	13,747	459,837
		9,688,837
Electrical Equipment - 1.5%
Acuity Brands Inc	3,350	978,636
AMETEK Inc	25,130	4,529,934
Generac Holdings Inc (b)	3,262	505,773
Hubbell Inc	5,827	2,440,872
nVent Electric PLC	17,970	1,224,835
Regal Rexnord Corp	7,222	1,120,349
Rockwell Automation Inc	11,326	3,236,858
Sensata Technologies Holding PLC	16,255	445,386
		14,482,643
Ground Transportation - 0.5%
Avis Budget Group Inc (e)	1,149	92,620
JB Hunt Transport Services Inc	8,817	1,504,709
Knight-Swift Transportation Holdings Inc	17,019	902,688
Landstar System Inc	3,820	656,505
Lyft Inc Class A (b)	12,513	161,418
Ryder System Inc	4,522	709,321
Saia Inc (b)	1,201	547,332
Schneider National Inc Class B	5,045	147,718
U-Haul Holding Co (b)(e)	498	34,407
U-Haul Holding Co Class N	6,164	394,804
		5,151,522
Machinery - 5.0%
AGCO Corp	6,776	633,420
Allison Transmission Holdings Inc	9,407	1,016,520
CNH Industrial NV Class A	95,005	1,076,407
Crane Co	5,321	807,462
Cummins Inc	14,871	5,184,031
Donaldson Co Inc	13,070	880,265
Dover Corp	14,925	2,799,930
Esab Corp	6,153	737,991
Flowserve Corp	14,300	822,536
Fortive Corp	37,746	2,830,950
Gates Industrial Corp PLC (b)	25,732	529,307
Graco Inc	18,204	1,534,415
IDEX Corp	8,244	1,725,387
Ingersoll Rand Inc	43,923	3,973,275
ITT Inc	8,964	1,280,776
Lincoln Electric Holdings Inc	4,326	810,995
Middleby Corp/The (b)	5,789	784,120
Nordson Corp	6,175	1,292,057
Oshkosh Corp	7,094	674,427
Otis Worldwide Corp	43,447	4,023,627
Pentair PLC	17,966	1,808,098
RBC Bearings Inc (b)	3,092	924,941
Snap-on Inc	5,631	1,911,612
Stanley Black & Decker Inc	16,723	1,342,690
Timken Co/The	7,036	502,159
Toro Co/The	11,168	894,557
Westinghouse Air Brake Technologies Corp	18,555	3,517,842
Xylem Inc/NY	26,300	3,051,326
		47,371,123
Marine Transportation - 0.1%
Kirby Corp (b)	6,314	668,021
Passenger Airlines - 1.3%
Alaska Air Group Inc (b)(e)	13,654	884,096
American Airlines Group Inc (b)(e)	66,102	1,152,158
Delta Air Lines Inc	70,112	4,241,776
Southwest Airlines Co	65,020	2,185,972
United Airlines Holdings Inc (b)	35,627	3,459,382
		11,923,384
Professional Services - 2.3%
Amentum Holdings Inc	14,154	297,659
Broadridge Financial Solutions Inc	1,108	250,508
CACI International Inc (b)	2,403	970,956
Clarivate PLC (b)(e)	44,466	225,887
Concentrix Corp (e)	5,111	221,153
Dayforce Inc (b)(e)	14,649	1,064,103
Dun & Bradstreet Holdings Inc	32,855	409,373
Equifax Inc	10,681	2,722,053
FTI Consulting Inc (b)	3,826	731,263
Genpact Ltd	18,882	810,982
Jacobs Solutions Inc	13,413	1,792,245
KBR Inc	13,221	765,893
Leidos Holdings Inc	14,477	2,085,557
ManpowerGroup Inc	5,152	297,373
Parsons Corp (b)	4,987	460,051
Paychex Inc	22,436	3,145,977
Paycom Software Inc	2,057	421,623
Paycor HCM Inc (b)	8,108	150,566
Robert Half Inc	11,001	775,130
Science Applications International Corp	5,367	599,923
SS&C Technologies Holdings Inc	23,386	1,772,191
TransUnion	19,909	1,845,763
		21,816,229
Trading Companies & Distributors - 1.4%
Air Lease Corp Class A	11,354	547,376
Core & Main Inc Class A (b)	7,169	364,974
Fastenal Co	9,785	703,639
Ferguson Enterprises Inc	20,542	3,565,475
MSC Industrial Direct Co Inc Class A	4,982	372,106
SiteOne Landscape Supply Inc (b)	3,062	403,480
United Rentals Inc	5,401	3,804,680
Watsco Inc	3,763	1,783,248
Wesco International Inc	4,575	827,892
WW Grainger Inc	621	654,565
		13,027,435
TOTAL INDUSTRIALS		159,377,186

Information Technology - 9.1%
Communications Equipment - 0.5%
Ciena Corp (b)	15,660	1,328,125
F5 Inc (b)	6,356	1,598,343
Juniper Networks Inc	35,458	1,327,902
Lumentum Holdings Inc (b)	7,396	620,894
Ubiquiti Inc	249	82,651
		4,957,915
Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics Inc (b)	5,710	645,915
Avnet Inc	9,452	494,529
CDW Corp/DE	7,266	1,264,575
Cognex Corp	17,698	634,650
Coherent Corp (b)	13,570	1,285,486
Corning Inc	83,422	3,964,213
Crane NXT Co	5,329	310,254
Ingram Micro Holding Corp	1,449	28,096
IPG Photonics Corp (b)	2,934	213,360
Jabil Inc	11,037	1,588,224
Keysight Technologies Inc (b)	18,963	3,046,027
Littelfuse Inc	2,655	625,651
TD SYNNEX Corp	8,202	961,931
Teledyne Technologies Inc (b)	5,039	2,338,751
Trimble Inc (b)	26,504	1,872,773
Vontier Corp	16,322	595,263
Zebra Technologies Corp Class A (b)	4,375	1,689,713
		21,559,411
IT Services - 1.4%
Akamai Technologies Inc (b)	16,199	1,549,434
Amdocs Ltd	12,215	1,039,985
Cognizant Technology Solutions Corp Class A	54,167	4,165,443
DXC Technology Co (b)	19,431	388,231
EPAM Systems Inc (b)	5,568	1,301,910
Globant SA (b)	1,142	244,868
Kyndryl Holdings Inc (b)	24,744	856,142
Okta Inc Class A (b)	9,741	767,591
Twilio Inc Class A (b)	13,351	1,442,976
VeriSign Inc (b)	8,470	1,752,951
		13,509,531
Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology Inc	12,257	314,882
Astera Labs Inc (b)	11,177	1,480,394
Cirrus Logic Inc (b)	5,853	582,842
First Solar Inc (b)	11,603	2,044,913
GlobalFoundries Inc (b)(e)	10,695	458,922
Lattice Semiconductor Corp (b)	2,013	114,036
MACOM Technology Solutions Holdings Inc (b)	6,069	788,424
Microchip Technology Inc	57,706	3,309,439
MKS Instruments Inc	6,840	714,028
ON Semiconductor Corp (b)	46,236	2,915,180
Onto Innovation Inc (b)	3,961	660,180
Qorvo Inc (b)	10,299	720,209
Skyworks Solutions Inc	17,476	1,549,772
Teradyne Inc	1,525	192,028
Universal Display Corp	2,512	367,254
Wolfspeed Inc (b)(e)	13,684	91,135
		16,303,638
Software - 2.2%
ANSYS Inc (b)	9,493	3,202,274
Aspen Technology Inc (b)	2,925	730,168
BILL Holdings Inc (b)	8,238	697,841
Ccc Intelligent Solutions Holdings Inc Class A (b)	49,167	576,729
Dolby Laboratories Inc Class A	6,357	496,482
DoubleVerify Holdings Inc (b)	6,913	132,799
Dropbox Inc Class A (b)	17,872	536,875
Fair Isaac Corp (b)	397	790,399
Gen Digital Inc	59,155	1,619,664
Guidewire Software Inc (b)	4,849	817,444
HashiCorp Inc Class A (b)	3,468	118,640
Informatica Inc Class A (b)	8,749	226,862
MicroStrategy Inc Class A (b)(e)	16,790	4,862,720
nCino Inc (b)	3,504	117,664
Nutanix Inc Class A (b)	19,487	1,192,215
PTC Inc (b)	5,059	930,198
SentinelOne Inc Class A (b)	25,506	566,233
Tyler Technologies Inc (b)	692	399,035
UiPath Inc Class A (b)	6,731	85,550
Unity Software Inc (b)	18,330	411,875
Zoom Communications Inc Class A (b)	28,692	2,341,554
		20,853,221
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co	141,210	3,014,834
HP Inc	79,461	2,592,812
NetApp Inc	12,371	1,436,026
Pure Storage Inc Class A (b)	4,306	264,517
Western Digital Corp (b)	37,595	2,241,790
		9,549,979
TOTAL INFORMATION TECHNOLOGY		86,733,695

Materials - 6.7%
Chemicals - 3.1%
Albemarle Corp	12,760	1,098,381
Ashland Inc	5,301	378,809
Axalta Coating Systems Ltd (b)	23,661	809,679
Celanese Corp	8,837	611,609
CF Industries Holdings Inc	18,884	1,611,183
Chemours Co/The	15,028	253,973
Corteva Inc	76,137	4,336,765
Dow Inc	76,597	3,073,838
DuPont de Nemours Inc	45,520	3,470,900
Eastman Chemical Co	12,725	1,162,047
Element Solutions Inc	24,343	619,042
FMC Corp	13,555	658,909
Huntsman Corp	17,764	320,285
International Flavors & Fragrances Inc	27,829	2,352,942
LyondellBasell Industries NV Class A1	28,335	2,104,440
Mosaic Co/The	34,807	855,556
NewMarket Corp	732	386,752
Olin Corp	12,781	431,998
PPG Industries Inc	25,165	3,005,959
RPM International Inc	10,706	1,317,480
Scotts Miracle-Gro Co/The	4,639	307,751
Westlake Corp	3,647	418,129
		29,586,427
Construction Materials - 0.7%
Eagle Materials Inc	884	218,135
Martin Marietta Materials Inc	6,298	3,252,917
Vulcan Materials Co	10,685	2,748,503
		6,219,555
Containers & Packaging - 1.8%
Amcor PLC	156,521	1,472,863
AptarGroup Inc	7,185	1,128,764
Avery Dennison Corp	5,431	1,016,303
Ball Corp	32,122	1,770,886
Berry Global Group Inc	12,464	806,047
Crown Holdings Inc	12,722	1,051,982
Graphic Packaging Holding CO	32,312	877,594
International Paper Co	37,699	2,028,960
Packaging Corp of America	9,649	2,172,279
Sealed Air Corp	14,970	506,435
Silgan Holdings Inc	9,022	469,595
Smurfit WestRock PLC	56,255	3,029,894
Sonoco Products Co	10,659	520,692
		16,852,294
Metals & Mining - 1.1%
Alcoa Corp	26,829	1,013,600
ATI Inc (b)	13,428	739,077
Cleveland-Cliffs Inc (b)	35,328	332,083
MP Materials Corp (b)(e)	14,300	223,080
Nucor Corp	25,802	3,011,351
Reliance Inc	5,857	1,577,056
Royal Gold Inc	7,147	942,332
Steel Dynamics Inc	15,801	1,802,420
United States Steel Corp	24,247	824,156
		10,465,155
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	2,055	212,795
TOTAL MATERIALS		63,336,226

Real Estate - 9.8%
Diversified REITs - 0.1%
WP Carey Inc	23,593	1,285,346
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc	18,853	1,839,110
Healthcare Realty Trust Inc	38,433	651,439
Healthpeak Properties Inc	76,036	1,541,250
Medical Properties Trust Inc (e)	64,549	254,969
Omega Healthcare Investors Inc	29,366	1,111,503
Ventas Inc	45,567	2,683,441
		8,081,712
Hotel & Resort REITs - 0.2%
Host Hotels & Resorts Inc	75,841	1,328,735
Park Hotels & Resorts Inc	22,149	311,636
		1,640,371
Industrial REITs - 0.4%
Americold Realty Trust Inc	30,935	662,009
EastGroup Properties Inc	5,346	857,980
First Industrial Realty Trust Inc	14,375	720,619
Lineage Inc	6,691	391,891
Rexford Industrial Realty Inc	23,954	926,062
STAG Industrial Inc Class A	19,703	666,355
		4,224,916
Office REITs - 0.4%
BXP Inc	17,090	1,270,812
Cousins Properties Inc	17,527	537,027
Highwoods Properties Inc	11,341	346,808
Kilroy Realty Corp	12,717	514,403
Vornado Realty Trust	19,050	800,862
		3,469,912
Real Estate Management & Development - 1.1%
CBRE Group Inc Class A (b)	33,293	4,371,038
CoStar Group Inc (b)	44,172	3,162,273
Howard Hughes Holdings Inc (b)	3,369	259,143
Jones Lang LaSalle Inc (b)	3,548	898,141
Seaport Entertainment Group Inc (e)	839	23,450
Zillow Group Inc Class A (b)	4,944	350,282
Zillow Group Inc Class C (b)	16,963	1,256,111
		10,320,438
Residential REITs - 2.1%
American Homes 4 Rent Class A	36,753	1,375,297
AvalonBay Communities Inc	15,445	3,397,437
Camden Property Trust	11,263	1,306,959
Equity LifeStyle Properties Inc	20,547	1,368,430
Equity Residential	41,125	2,951,130
Essex Property Trust Inc	6,949	1,983,523
Invitation Homes Inc	66,611	2,129,554
Mid-America Apartment Communities Inc	12,642	1,954,074
Sun Communities Inc	13,422	1,650,503
UDR Inc	35,740	1,551,473
		19,668,380
Retail REITs - 1.7%
Agree Realty Corp	11,637	819,827
Brixmor Property Group Inc	32,635	908,558
Federal Realty Investment Trust	9,194	1,029,268
Kimco Realty Corp	71,726	1,680,540
NNN REIT Inc	20,320	830,072
Realty Income Corp	94,888	5,067,968
Regency Centers Corp	19,661	1,453,538
Simon Property Group Inc	26,204	4,512,591
		16,302,362
Specialized REITs - 2.9%
Crown Castle Inc	47,323	4,295,035
CubeSmart	24,351	1,043,440
Digital Realty Trust Inc	36,069	6,396,117
EPR Properties	8,131	360,041
Extra Space Storage Inc	22,764	3,405,494
Gaming and Leisure Properties Inc	28,370	1,366,299
Iron Mountain Inc	13,590	1,428,445
Lamar Advertising Co Class A	7,092	863,380
National Storage Affiliates Trust	7,596	287,964
Rayonier Inc	15,988	417,287
SBA Communications Corp Class A	11,679	2,380,180
VICI Properties Inc	113,525	3,316,065
Weyerhaeuser Co	79,345	2,233,562
		27,793,309
TOTAL REAL ESTATE		92,786,746

Utilities - 6.9%
Electric Utilities - 3.6%
Alliant Energy Corp	27,888	1,649,296
Edison International	41,404	3,305,695
Entergy Corp	46,403	3,518,275
Evergy Inc	24,246	1,492,341
Eversource Energy	38,947	2,236,726
Exelon Corp	108,928	4,100,050
FirstEnergy Corp	62,684	2,493,570
IDACORP Inc	5,783	631,966
NRG Energy Inc	13,215	1,192,257
OGE Energy Corp	21,760	897,600
PG&E Corp	232,666	4,695,201
Pinnacle West Capital Corp	12,356	1,047,418
PPL Corp	80,379	2,609,102
Xcel Energy Inc	62,565	4,224,390
		34,093,887
Gas Utilities - 0.4%
Atmos Energy Corp	16,852	2,346,978
MDU Resources Group Inc	22,090	398,062
National Fuel Gas Co	9,912	601,460
UGI Corp	23,387	660,215
		4,006,715
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	77,155	992,985
Clearway Energy Inc Class A	3,803	92,982
Clearway Energy Inc Class C	8,876	230,776
		1,316,743
Multi-Utilities - 2.4%
Ameren Corp	28,960	2,581,494
CenterPoint Energy Inc	70,227	2,228,303
CMS Energy Corp	32,394	2,159,060
Consolidated Edison Inc	37,695	3,363,525
DTE Energy Co	22,501	2,716,996
NiSource Inc	50,833	1,868,621
Public Service Enterprise Group Inc	54,273	4,585,526
WEC Energy Group Inc	34,425	3,237,327
		22,740,852
Water Utilities - 0.4%
American Water Works Co Inc	21,228	2,642,674
Essential Utilities Inc	27,406	995,386
		3,638,060
TOTAL UTILITIES		65,796,257

TOTAL UNITED STATES		938,678,268
TOTAL COMMON STOCKS (Cost $730,283,951)		947,436,633

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (g) (Cost $170,945)	4.46	172,000	171,022

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.36	1,799,087	1,799,446
Fidelity Securities Lending Cash Central Fund (h)(i)	4.35	15,963,479	15,965,075
TOTAL MONEY MARKET FUNDS (Cost $17,764,521)			17,764,521

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $748,219,417)	965,372,176
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(15,594,485)
NET ASSETS - 100.0%	949,777,691

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Mar 2025	1,888,020	4,332	4,332

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $158,096.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty Inc Class A	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,855,884	83,327,196	83,383,625	50,909	(9)	-	1,799,446	1,799,087	0.0%
Fidelity Securities Lending Cash Central Fund	9,733,032	59,658,202	53,426,159	77,107	-	-	15,965,075	15,963,479	0.1%
Total	11,588,916	142,985,398	136,809,784	128,016	(9)	-	17,764,521	17,762,566

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	31,437,631	31,437,631	-	-
Consumer Discretionary	87,918,345	87,918,345	-	-
Consumer Staples	54,185,903	54,185,903	-	-
Energy	54,356,472	54,356,472	-	-
Financials	171,499,728	171,499,728	-	-
Health Care	77,512,520	77,512,520	-	-
Industrials	161,174,620	161,174,620	-	-
Information Technology	87,025,832	87,025,832	-	-
Materials	63,336,226	63,336,226	-	-
Real Estate	92,786,746	92,786,746	-	-
Utilities	66,202,610	66,202,610	-	-

U.S. Treasury Obligations	171,022	-	171,022	-

Money Market Funds	17,764,521	17,764,521	-	-
Total Investments in Securities:	965,372,176	965,201,154	171,022	-
Derivative Instruments: Assets
Futures Contracts	4,332	4,332	-	-
Total Assets	4,332	4,332	-	-
Total Derivative Instruments:	4,332	4,332	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,332	0
Total Equity Risk	4,332	0
Total Value of Derivatives	4,332	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Value Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,289,583) - See accompanying schedule:
Unaffiliated issuers (cost $730,454,896)	$947,607,655
Fidelity Central Funds (cost $17,764,521)	17,764,521

Total Investment in Securities (cost $748,219,417)		$965,372,176
Cash		48
Receivable for fund shares sold		1,019,636
Dividends receivable		1,098,276
Distributions receivable from Fidelity Central Funds		9,632
Receivable for daily variation margin on futures contracts		5,441
Other receivables		12,438
Total assets		967,517,647
Liabilities
Payable for fund shares redeemed	$1,733,217
Accrued management fee	40,862
Other payables and accrued expenses	802
Collateral on securities loaned	15,965,075
Total liabilities		17,739,956
Net Assets		$949,777,691
Net Assets consist of:
Paid in capital		$737,660,073
Total accumulated earnings (loss)		212,117,618
Net Assets		$949,777,691
Net Asset Value, offering price and redemption price per share ($949,777,691 ÷ 34,977,358 shares)		$27.15
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$8,475,276
Interest		4,735
Income from Fidelity Central Funds (including $77,107 from security lending)		128,016
Total income		8,608,027
Expenses
Management fee	$228,712
Independent trustees' fees and expenses	1,124
Interest	3,530
Total expenses before reductions	233,366
Expense reductions	(250)
Total expenses after reductions		233,116
Net Investment income (loss)		8,374,911
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,808,244
Redemptions in-kind	1,935,119
Fidelity Central Funds	(9)
Futures contracts	245,369
Total net realized gain (loss)		3,988,723
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	52,794,216
Futures contracts	4,332
Total change in net unrealized appreciation (depreciation)		52,798,548
Net gain (loss)		56,787,271
Net increase (decrease) in net assets resulting from operations		$65,162,182
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,374,911	$16,868,326
Net realized gain (loss)	3,988,723	52,510,040
Change in net unrealized appreciation (depreciation)	52,798,548	24,212,717
Net increase (decrease) in net assets resulting from operations	65,162,182	93,591,083
Distributions to shareholders	(39,898,493)	(16,377,481)

Share transactions
Proceeds from sales of shares	202,655,798	311,731,686
Reinvestment of distributions	20,715,309	6,481,804
Cost of shares redeemed	(153,102,964)	(387,519,440)

Net increase (decrease) in net assets resulting from share transactions	70,268,143	(69,305,950)
Total increase (decrease) in net assets	95,531,832	7,907,652

Net Assets
Beginning of period	854,245,859	846,338,207
End of period	$949,777,691	$854,245,859

Other Information
Shares
Sold	7,278,422	12,544,889
Issued in reinvestment of distributions	789,487	264,647
Redeemed	(5,597,666)	(15,670,880)
Net increase (decrease)	2,470,243	(2,861,344)

Financial Highlights
Fidelity® Mid Cap Value Index Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$26.28	$23.93	$22.23	$26.19	$17.36	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.49	.50	.43	.41	.46
Net realized and unrealized gain (loss)	1.83	2.34	1.82	(2.90)	8.69	(2.97)
Total from investment operations	2.08	2.83	2.32	(2.47)	9.10	(2.51)
Distributions from net investment income	(.48)	(.48)	(.45)	(.39)	(.27)	(.13)
Distributions from net realized gain	(.72)	-	(.17)	(1.11)	-	-
Total distributions	(1.21) D	(.48)	(.62)	(1.49) D	(.27)	(.13)
Net asset value, end of period	$27.15	$26.28	$23.93	$22.23	$26.19	$17.36
Total Return E,F	8.10%	11.96%	10.56%	(10.08)%	52.83%	(12.65)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.06%	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05 % I	.06%	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05% I	.06%	.05%	.05%	.05%	.05% I
Net investment income (loss)	1.83% I	1.98%	2.17%	1.70%	1.80%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$949,778	$854,246	$846,338	$797,093	$908,686	$249,744
Portfolio turnover rate J	25 % I,K	38% K	30%	41%	32%	89% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Growth Index Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Despegar.com Corp (b)	5,224	100,562
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
MAC Copper Ltd Class A (b)	9,073	96,355
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp	4,960	33,678
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	61,217	1,218,218
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	91,296	568,774
BERMUDA - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	16,973	82,489
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Pagseguro Digital Ltd Class A (b)	60,078	376,088
StoneCo Ltd Class A (b)	90,628	722,305

TOTAL BRAZIL		1,098,393
CANADA - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
Sunopta Inc (United States) (b)	57,497	442,727
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Encore Energy Corp (United States) (b)(c)	81,126	276,640
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	7,802	65,303
Health Care - 0.2%
Biotechnology - 0.2%
Aurinia Pharmaceuticals Inc (b)	59,838	537,346
Fennec Pharmaceuticals Inc (United States) (b)(c)	3,120	19,718
		557,064
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	32,716	274,814
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	61,213	281,580
TOTAL CANADA		1,898,128
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	30,946	125,331
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Orion SA	35,084	553,976
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)	285,077	974,963
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	3,368	34,522
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	34,032	395,792
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	14,468	267,947
INDIA - 0.1%
Industrials - 0.1%
Professional Services - 0.1%
WNS Holdings Ltd ADR	26,160	1,239,722
IRELAND - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	15,099	209,121
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	7,061	506,415
TOTAL IRELAND		715,536
ISRAEL - 0.1%
Communication Services - 0.0%
Media - 0.0%
Innovid Corp Class A (b)	7,552	23,336
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	31,704	228,269
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	4,784	85,155
Information Technology - 0.1%
Software - 0.1%
Sapiens International Corp NV	18,776	504,511
TOTAL ISRAEL		841,271
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	4,191	56,914
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	5,051	50,914
TOTAL KOREA (SOUTH)		107,828
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)	10,603	149,290
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	1,835	23,580
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	12,475	485,652
Oil, Gas & Consumable Fuels - 0.0%
FLEX LNG Ltd (United States)	11,108	254,818
SFL Corp Ltd	16,684	170,510
		425,328
TOTAL NORWAY		910,980
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.0%
First BanCorp/Puerto Rico	7,758	144,221
Financial Services - 0.2%
EVERTEC Inc	39,288	1,356,615
TOTAL PUERTO RICO		1,500,836
SINGAPORE - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	14,964	266,958
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(d)	2,699	921
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Kulicke & Soffa Industries Inc	32,323	1,508,191
TOTAL SINGAPORE		1,776,070
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	4,980	81,622
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	30,044	59,788
THAILAND - 0.7%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	1,916	45,563
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Fabrinet (b)	22,213	4,884,195
TOTAL THAILAND		4,929,758
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Zura Bio Ltd Class A (b)(c)	30,064	75,160
UNITED STATES - 97.4%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	5,527	169,512
Bandwidth Inc Class A (b)	13,627	231,932
Cogent Communications Holdings Inc	26,826	2,067,480
Globalstar Inc (b)	375,537	777,362
IDT Corp Class B	6,680	317,434
		3,563,720
Entertainment - 0.5%
Atlanta Braves Holdings Inc Class A (b)(c)	5,204	212,323
Atlanta Braves Holdings Inc Class C (b)	31,595	1,208,825
Cinemark Holdings Inc (b)	53,314	1,651,668
Eventbrite Inc Class A (b)	42,868	144,036
Golden Matrix Group Inc (b)(c)	12,706	25,158
IMAX Corp (b)	26,132	668,979
LiveOne Inc (b)	39,860	58,594
Madison Square Garden Entertainment Corp Class A (b)	2,360	84,016
Reservoir Media Inc (b)(c)	859	7,774
Vivid Seats Inc Class A (b)(c)	47,111	218,124
		4,279,497
Interactive Media & Services - 0.7%
Bumble Inc Class A (b)	5,492	44,705
Cargurus Inc Class A (b)	52,829	1,930,372
EverQuote Inc Class A (b)	15,315	306,147
fuboTV Inc (b)	15,381	19,380
Getty Images Holdings Inc Class A (b)(c)	61,130	132,041
MediaAlpha Inc Class A (b)	18,218	205,681
QuinStreet Inc (b)	32,829	757,365
Shutterstock Inc	11,661	353,911
System1 Inc Class A (b)(c)	14,162	12,721
Yelp Inc Class A (b)	39,404	1,524,935
ZipRecruiter Inc Class A (b)	43,736	316,649
		5,603,907
Media - 0.5%
Boston Omaha Corp (b)	924	13,101
Cardlytics Inc (b)(c)	25,256	93,700
Clear Channel Outdoor Holdings Inc (b)	27,913	38,241
Entravision Communications Corp Class A	5,771	13,562
Ibotta Inc Class A (b)(c)	9,522	619,692
Integral Ad Science Holding Corp (b)	5,206	54,351
John Wiley & Sons Inc Class A	12,736	556,691
Magnite Inc (b)	68,197	1,085,696
PubMatic Inc Class A (b)	25,485	374,375
Sinclair Inc Class A	19,495	314,649
Stagwell Inc Class A (b)	9,147	60,187
TechTarget Inc/old	16,126	319,617
Thryv Holdings Inc (b)	22,742	336,582
Townsquare Media Inc Class A	8,202	74,556
		3,955,000
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)(c)	16,839	136,228
TOTAL COMMUNICATION SERVICES		17,538,352

Consumer Discretionary - 9.9%
Automobile Components - 1.4%
Dorman Products Inc (b)	15,748	2,040,153
Gentherm Inc (b)	18,730	747,795
Holley Inc Class A (b)	12,725	38,429
LCI Industries	15,104	1,561,603
Luminar Technologies Inc Class A (b)(c)	11,831	63,651
Modine Manufacturing Co (b)	31,461	3,647,274
Patrick Industries Inc	19,728	1,639,002
Visteon Corp (b)	16,618	1,474,349
XPEL Inc (b)(c)(e)	15,386	614,517
		11,826,773
Automobiles - 0.0%
Livewire Group Inc (b)(c)	11,132	53,545
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	3,451	12,217
Groupon Inc (b)(c)	7,050	85,658
Qurate Retail Inc Class B (b)	563	1,626
Savers Value Village Inc (b)(c)	14,262	146,186
		245,687
Diversified Consumer Services - 1.1%
Adtalem Global Education Inc (b)	4,198	381,388
American Public Education Inc (b)	831	17,925
Carriage Services Inc	6,275	250,059
Coursera Inc (b)	83,828	712,538
European Wax Center Inc Class A (b)	18,790	125,329
Frontdoor Inc (b)	46,909	2,564,515
KinderCare Learning Cos Inc (b)	8,558	152,332
Laureate Education Inc	64,055	1,171,566
Mister Car Wash Inc (b)	50,001	364,507
Nerdy Inc Class A (b)(c)	46,285	74,982
Stride Inc (b)	25,936	2,695,529
Udemy Inc (b)	55,465	456,477
Universal Technical Institute Inc (b)	24,073	618,917
		9,586,064
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment Inc Class A (b)	31,456	335,950
BJ's Restaurants Inc (b)	6,280	220,648
Bloomin' Brands Inc	24,826	303,125
Brinker International Inc (b)	24,216	3,203,536
Cheesecake Factory Inc/The (c)	29,404	1,394,926
Cracker Barrel Old Country Store Inc	2,977	157,364
Dave & Buster's Entertainment Inc (b)(c)	19,690	574,751
Denny's Corp (b)	22,099	133,699
Dine Brands Global Inc	1,173	35,307
Empire Resorts Inc (b)(f)	24	0
Everi Holdings Inc (b)	26,805	362,136
First Watch Restaurant Group Inc (b)(c)	18,486	344,024
Global Business Travel Group I Class A (b)	65,743	610,095
Hilton Grand Vacations Inc (b)	43,539	1,695,844
Inspired Entertainment Inc (b)	13,387	121,152
International Game Technology PLC	9,168	161,907
Jack in the Box Inc (c)	11,711	487,646
Krispy Kreme Inc (c)	52,129	517,641
Kura Sushi USA Inc Class A (b)(c)	3,607	326,722
Lindblad Expeditions Holdings Inc (b)	15,484	183,640
Monarch Casino & Resort Inc	7,814	616,525
Nathan's Famous Inc	1,510	118,701
ONE Group Hospitality Inc/The (b)	12,721	36,891
Papa John's International Inc	14,667	602,374
PlayAGS Inc (b)	23,886	275,406
Portillo's Inc Class A (b)(c)	26,141	245,725
Potbelly Corp (b)	16,699	157,305
Rci Hospitality Holdings Inc	2,639	151,663
Red Rock Resorts Inc Class A	13,613	629,465
Rush Street Interactive Inc Class A (b)	46,311	635,387
Sabre Corp (b)	49,089	179,175
Shake Shack Inc Class A (b)	23,156	3,005,649
Six Flags Entertainment Corp	41,994	2,023,691
Sweetgreen Inc Class A (b)	61,006	1,955,852
Target Hospitality Corp (b)	20,104	194,305
United Parks & Resorts Inc (b)(c)	18,707	1,051,146
Xponential Fitness Inc Class A (b)(c)	14,854	199,786
		23,249,159
Household Durables - 1.2%
Cavco Industries Inc (b)	5,043	2,250,338
Century Communities Inc	2,102	154,203
Champion Homes Inc (b)	15,451	1,361,233
Cricut Inc Class A	23,231	132,417
Dream Finders Homes Inc Class A (b)(c)	17,034	396,381
Green Brick Partners Inc (b)	5,212	294,426
Hovnanian Enterprises Inc Class A (b)	190	25,426
Installed Building Products Inc	14,595	2,557,774
KB Home	5,446	357,911
Landsea Homes Corp Class A (b)	1,318	11,189
LGI Homes Inc (b)	882	78,851
Lovesac Co/The (b)(c)	4,572	108,174
Sonos Inc (b)	65,860	990,534
Tri Pointe Homes Inc (b)	16,437	596,006
United Homes Group Inc Class A (b)	2,532	10,709
Worthington Enterprises Inc	17,062	684,357
		10,009,929
Leisure Products - 0.4%
Acushnet Holdings Corp (c)	17,227	1,224,495
Marine Products Corp	2,471	22,659
Peloton Interactive Inc Class A (b)	199,265	1,733,606
Smith & Wesson Brands Inc	2,226	22,493
Sturm Ruger & Co Inc	2,796	98,895
		3,102,148
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)	3,744	30,588
Abercrombie & Fitch Co Class A (b)	30,635	4,579,013
Academy Sports & Outdoors Inc	10,903	627,250
American Eagle Outfitters Inc	85,919	1,432,270
Arhaus Inc Class A (c)	26,697	250,952
Arko Corp	4,957	32,667
Boot Barn Holdings Inc (b)	18,023	2,736,252
Buckle Inc/The	18,810	955,736
Build-A-Bear Workshop Inc	7,614	350,549
Caleres Inc	6,310	146,140
Camping World Holdings Inc Class A	34,158	720,051
EVgo Inc Class A (b)(c)	7,668	31,055
Genesco Inc (b)	1,754	74,984
GrowGeneration Corp (b)(c)	2,338	3,950
J Jill Inc	3,293	90,953
Leslie's Inc (b)	66,519	148,337
National Vision Holdings Inc (b)	3,113	32,437
RealReal Inc/The (b)(c)	42,790	467,695
Revolve Group Inc Class A (b)(c)	23,364	782,460
Sonic Automotive Inc Class A	2,580	163,443
ThredUp Inc Class A (b)	7,403	10,290
Tile Shop Holdings Inc (b)	6,073	42,086
Torrid Holdings Inc (b)	12,322	64,444
Upbound Group Inc	32,677	953,188
Urban Outfitters Inc (b)	10,845	595,174
Victoria's Secret & Co (b)	11,186	463,324
Warby Parker Inc Class A (b)	53,946	1,306,033
		17,091,321
Textiles, Apparel & Luxury Goods - 1.0%
Figs Inc Class A (b)(c)	4,350	26,927
Hanesbrands Inc (b)	215,185	1,751,606
Kontoor Brands Inc	33,525	2,863,370
Oxford Industries Inc	6,285	495,132
Rocky Brands Inc	1,582	36,070
Steven Madden Ltd	44,136	1,876,663
Superior Group of Cos Inc	1,222	20,199
Wolverine World Wide Inc	48,351	1,073,392
		8,143,359
TOTAL CONSUMER DISCRETIONARY		83,307,985

Consumer Staples - 3.3%
Beverages - 0.3%
MGP Ingredients Inc (c)	8,628	339,684
National Beverage Corp	14,313	610,736
Primo Brands Corp Class A	11,745	361,394
Vita Coco Co Inc/The (b)	23,918	882,813
		2,194,627
Consumer Staples Distribution & Retail - 1.2%
Andersons Inc/The	2,420	98,058
Chefs' Warehouse Inc/The (b)	21,315	1,051,257
Guardian Pharmacy Services Inc Class A (b)	1,965	39,811
Natural Grocers by Vitamin Cottage Inc	1,459	57,951
PriceSmart Inc	9,652	889,625
Sprouts Farmers Market Inc (b)	61,359	7,796,889
		9,933,591
Food Products - 1.1%
Beyond Meat Inc (b)(c)	36,308	136,518
BRC Inc Class A (b)	29,172	92,475
Cal-Maine Foods Inc	1,477	152,013
Calavo Growers Inc	1,628	41,514
J & J Snack Foods Corp	9,289	1,441,003
John B Sanfilippo & Son Inc	5,464	475,969
Lancaster Colony Corp	11,917	2,063,309
Lifeway Foods Inc (b)	2,746	68,101
Mama's Creations Inc (b)	20,071	159,765
Mission Produce Inc (b)	3,257	46,803
Simply Good Foods Co/The (b)	55,595	2,167,094
Utz Brands Inc Class A	27,390	428,927
Vital Farms Inc (b)	20,306	765,333
Westrock Coffee Co (b)(c)	20,655	132,605
WK Kellogg Co (c)	39,969	719,042
		8,890,471
Household Products - 0.5%
Central Garden & Pet Co (b)(c)	1,843	71,508
Central Garden & Pet Co Class A	4,588	151,634
Energizer Holdings Inc	43,796	1,528,042
Oil-Dri Corp of America	653	57,229
WD-40 Co	8,296	2,013,273
		3,821,686
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)	45,387	72,165
Herbalife Ltd (b)	41,077	274,805
Honest Co Inc/The (b)	20,650	143,105
Interparfums Inc	11,098	1,459,498
Nature's Sunshine Products Inc (b)	1,624	23,807
Veru Inc (b)(c)	59,895	38,962
		2,012,342
Tobacco - 0.0%
Ispire Technology Inc (b)(c)	11,753	59,117
Turning Point Brands Inc	8,967	538,917
		598,034
TOTAL CONSUMER STAPLES		27,450,751

Energy - 3.0%
Energy Equipment & Services - 2.0%
Archrock Inc	101,638	2,529,770
Atlas Energy Solutions Inc (c)	41,389	918,008
Cactus Inc Class A	40,592	2,368,949
ChampionX Corp	116,167	3,158,581
Core Laboratories Inc (c)	28,637	495,706
DMC Global Inc (b)	3,107	22,836
Drilling Tools International Corp (b)	3,765	12,312
Helix Energy Solutions Group Inc (b)	16,733	155,952
Kodiak Gas Services Inc	5,437	221,993
Liberty Energy Inc Class A	5,510	109,594
Nabors Industries Ltd (b)	1,726	98,675
Natural Gas Services Group Inc (b)	1,409	37,761
Noble Corp PLC	54,804	1,720,846
Oceaneering International Inc (b)	61,568	1,605,693
TETRA Technologies Inc (b)	76,642	274,378
Tidewater Inc (b)	29,703	1,625,051
Valaris Ltd (b)	23,994	1,061,495
		16,417,600
Oil, Gas & Consumable Fuels - 1.0%
Berry Corp	14,245	58,832
Centrus Energy Corp Class A (b)(c)	6,277	418,111
Crescent Energy Co Class A (c)	25,434	371,591
CVR CHC LP	18,641	349,332
Delek US Holdings Inc	10,617	196,415
Diversified Energy Co PLC (United States) (e)	1,542	25,905
Dorian LPG Ltd	11,080	270,020
Empire Petroleum Corp (b)(c)	9,079	69,000
Evolution Petroleum Corp	5,325	27,850
Gulfport Energy Corp (b)	4,085	752,457
Kinetik Holdings Inc Class A	2,213	125,499
Magnolia Oil & Gas Corp Class A (c)	97,475	2,278,966
NextDecade Corp (b)(c)	70,443	543,116
Northern Oil & Gas Inc	3,623	134,631
REX American Resources Corp (b)	2,028	84,547
Riley Exploration Permian Inc	1,028	32,814
Sable Offshore Corp (b)(c)	30,743	704,015
SM Energy Co	11,777	456,477
Ur-Energy Inc (United States) (b)	196,403	225,863
Uranium Energy Corp (b)(c)	242,981	1,625,543
VAALCO Energy Inc	6,283	27,456
Verde Clean Fuels Inc Class A (b)	2,083	8,466
W&T Offshore Inc	60,269	100,047
World Kinect Corp	3,589	98,733
		8,985,686
TOTAL ENERGY		25,403,286

Financials - 8.2%
Banks - 1.1%
Axos Financial Inc (b)	3,560	248,666
BancFirst Corp	1,464	171,552
Bancorp Inc/The (b)	27,090	1,425,748
Bank7 Corp	153	7,139
Citizens Financial Services Inc	188	11,902
City Holding Co	674	79,856
Coastal Financial Corp/WA Class A (b)	6,531	554,547
Columbia Financial Inc (b)	960	15,178
Esquire Financial Holdings Inc	3,696	293,832
First Business Financial Services Inc	252	11,665
First Financial Bankshares Inc	79,227	2,856,134
First Foundation Inc	11,029	68,490
First Interstate Bank of Calif	1,969	70,864
First Western Financial Inc (b)	1,406	27,487
Greene County Bancorp Inc	4,281	118,669
Lakeland Financial Corp	923	63,465
Live Oak Bancshares Inc	18,348	725,663
Metrocity Bankshares Inc	896	28,627
Nicolet Bankshares Inc	1,896	198,909
Pathward Financial Inc	4,304	316,688
Peoples Financial Services Corp	1,345	68,837
ServisFirst Bancshares Inc	8,742	740,797
Shore Bancshares Inc	2,398	38,008
Triumph Financial Inc (b)	12,316	1,119,278
USCB Financial Holdings Inc	1,817	32,252
		9,294,253
Capital Markets - 2.9%
Artisan Partners Asset Management Inc Class A	38,350	1,650,968
B Riley Financial Inc (c)	12,448	57,136
Brightsphere Investment Group Inc	16,492	434,399
Cohen & Steers Inc (c)	16,745	1,546,233
Diamond Hill Investment Group Inc	1,372	212,797
DigitalBridge Group Inc Class A	25,668	289,535
Donnelley Financial Solutions Inc (b)	10,126	635,204
GCM Grosvenor Inc Class A	22,522	276,345
Hamilton Lane Inc Class A	23,394	3,463,483
MarketWise Inc Class A	3,045	1,728
Moelis & Co Class A	43,036	3,179,500
Open Lending Corp (b)	62,253	371,650
P10 Inc Class A	21,338	269,072
Perella Weinberg Partners Class A	31,517	751,365
Piper Sandler Cos	10,573	3,171,371
PJT Partners Inc Class A	14,193	2,239,797
StepStone Group Inc Class A	39,979	2,313,985
StoneX Group Inc (b)	1,652	161,846
Value Line Inc	461	24,341
Victory Capital Holdings Inc Class A	25,056	1,640,166
Virtus Invt Partners Inc	3,405	751,075
WisdomTree Inc (c)	85,030	892,815
		24,334,811
Consumer Finance - 0.8%
Atlanticus Holdings Corp (b)	184	10,263
Dave Inc Class A (b)	4,887	424,778
FirstCash Holdings Inc	23,458	2,430,249
Lendingtree Inc (b)	5,646	218,783
Moneylion Inc Class A (b)	5,264	452,757
NerdWallet Inc Class A (b)	21,398	284,593
OppFi Inc Class A (c)	11,576	88,672
PROG Holdings Inc	4,086	172,674
Regional Management Corp	614	20,864
Upstart Holdings Inc (b)(c)	47,822	2,944,401
World Acceptance Corp (b)	1,935	217,571
		7,265,605
Financial Services - 1.8%
Alerus Financial Corp	743	14,295
AvidXchange Holdings Inc (b)	105,879	1,094,789
Cantaloupe Inc (b)	33,794	321,381
Cass Information Systems Inc	7,030	287,597
Federal Agricultural Mortgage Corp Class C	4,938	972,539
Flywire Corp (b)	73,559	1,516,787
I3 Verticals Inc Class A (b)	853	19,653
International Money Express Inc (b)	19,323	402,498
Marqeta Inc Class A (b)	249,526	945,704
Mr Cooper Group Inc (b)	14,062	1,350,093
NCR Atleos Corp (b)	43,949	1,490,750
NMI Holdings Inc (b)	3,539	130,094
Payoneer Global Inc (b)	134,651	1,351,896
Paysign Inc (b)	20,207	61,025
PennyMac Financial Services Inc	8,945	913,642
Priority Technology Holdings Inc (b)	11,223	131,870
Remitly Global Inc (b)	90,929	2,052,268
Sezzle Inc (b)	1,263	323,075
Walker & Dunlop Inc	14,196	1,379,993
		14,759,949
Insurance - 1.6%
American Coastal Insurance Corp	6,414	86,332
Amerisafe Inc	4,993	257,339
Baldwin Insurance Group Inc/The Class A (b)	40,589	1,573,230
Bowhead Specialty Holdings Inc	1,874	66,564
Crawford & Co Class A	9,262	107,069
F&G Annuities & Life Inc	612	25,361
Goosehead Insurance Inc Class A (b)	13,692	1,468,056
HCI Group Inc	5,044	587,777
Investors Title Co	134	31,726
Lemonade Inc (b)(c)	26,177	960,172
Mercury General Corp	2,029	134,888
Oscar Health Inc Class A (b)	121,327	1,630,635
Palomar Hldgs Inc (b)	15,670	1,654,595
Root Inc/OH Class A (b)	5,260	381,823
Selective Insurance Group Inc	31,529	2,948,593
Skyward Specialty Insurance Group Inc (b)	5,353	270,541
Tiptree Inc Class A	3,563	74,324
Trupanion Inc (b)(c)	20,070	967,374
Universal Insurance Holdings Inc	2,675	56,336
		13,282,735
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AG Mortgage Investment Trust Inc	2,799	18,613
Angel Oak Mortgage REIT Inc	2,537	23,543
Kkr Real Estate Finance Trust Inc	9,468	95,628
		137,784
TOTAL FINANCIALS		69,075,137

Health Care - 23.3%
Biotechnology - 12.3%
4D Molecular Therapeutics Inc (b)	19,884	110,754
Absci Corp (b)(c)	35,613	93,306
ACADIA Pharmaceuticals Inc (b)	72,882	1,337,385
Achieve Life Sciences Inc (b)	12,670	44,598
Actinium Pharmaceuticals Inc (b)	19,152	24,132
ADMA Biologics Inc (b)	137,173	2,352,517
Aerovate Therapeutics Inc (b)(c)	8,176	21,666
Agenus Inc (b)	1,727	4,732
Akebia Therapeutics Inc (b)	11,771	22,365
Akero Therapeutics Inc (b)	6,930	192,793
Aldeyra Therapeutics Inc (b)	3,091	15,424
Alector Inc (b)	49,057	92,718
Alkermes PLC (b)	98,089	2,821,040
Altimmune Inc (b)(c)	23,524	169,608
ALX Oncology Holdings Inc (b)	21,053	35,159
Amicus Therapeutics Inc (b)	178,665	1,683,024
AnaptysBio Inc (b)	13,165	174,305
Anavex Life Sciences Corp (b)(c)	12,074	129,675
Anika Therapeutics Inc (b)	1,509	24,838
Apogee Therapeutics Inc (b)	23,073	1,045,207
Applied Therapeutics Inc (b)(c)	35,484	30,381
Arbutus Biopharma Corp (b)(c)	83,283	272,335
Arcellx Inc (b)	26,248	2,012,959
Arcturus Therapeutics Holdings Inc (b)(c)	12,427	210,886
Arcus Biosciences Inc (b)	33,106	492,948
Arcutis Biotherapeutics Inc (b)(c)	65,470	911,997
Ardelyx Inc (b)	143,256	726,308
ArriVent Biopharma Inc	10,409	277,296
Arrowhead Pharmaceuticals Inc (b)	72,698	1,366,722
ARS Pharmaceuticals Inc (b)(c)	29,987	316,363
Astria Therapeutics Inc (b)	23,968	214,274
Atossa Therapeutics Inc (b)(c)	12,917	12,195
Avid Bioservices Inc (b)(c)	35,702	440,920
Avidity Biosciences Inc (b)	67,599	1,965,779
Avita Medical Inc (b)	15,558	199,142
Bicara Therapeutics Inc (c)	6,630	115,495
BioCryst Pharmaceuticals Inc (b)	125,857	946,445
Biohaven Ltd (b)	52,301	1,953,442
Biomea Fusion Inc (b)(c)	16,835	65,320
Black Diamond Therapeutics Inc (b)(c)	16,460	35,224
Blueprint Medicines Corp (b)	38,721	3,377,246
Boundless Bio Inc (b)	6,199	17,977
Bridgebio Pharma Inc (b)	53,334	1,463,485
Cabaletta Bio Inc (b)(c)	6,081	13,804
CAMP4 Therapeutics Corp	2,366	12,351
Candel Therapeutics Inc (b)	13,196	114,541
Capricor Therapeutics Inc (b)(c)	18,934	261,289
Cardiff Oncology Inc (b)(c)	9,537	41,391
CareDx Inc (b)(c)	6,800	145,588
Cargo Therapeutics Inc (b)(c)	2,090	30,138
Cartesian Therapeutics Inc (b)(c)	6,281	112,493
Cartesian Therapeutics Inc rights (b)(f)	12,935	5,562
Catalyst Pharmaceuticals Inc (b)	68,086	1,420,955
Celcuity Inc (b)	18,717	245,006
Celldex Therapeutics Inc (b)	32,106	811,319
CervoMed Inc (b)(c)	3,328	7,788
CG oncology Inc	17,508	502,129
Chinook Therapeutics Inc rights (b)(f)	985	0
Climb Bio Inc (b)(c)	1,088	1,957
Cogent Biosciences Inc (b)	51,984	405,475
Coherus Biosciences Inc (b)(c)	17,641	24,345
Corbus Pharmaceuticals Holdings Inc (b)(c)	4,298	50,716
Crinetics Pharmaceuticals Inc (b)	53,407	2,730,700
Cullinan Therapeutics Inc (b)(c)	27,983	340,833
Cytokinetics Inc (b)	6,470	304,349
Day One Biopharmaceuticals Inc (b)	28,295	358,498
Denali Therapeutics Inc (b)	43,355	883,575
Dianthus Therapeutics Inc (b)	1,083	23,609
Disc Medicine Inc (b)	1,325	84,005
Dynavax Technologies Corp (b)	64,261	820,613
Dyne Therapeutics Inc (b)	50,224	1,183,277
Elevation Oncology Inc (b)	20,683	11,636
Fibrobiologics Inc (c)	16,679	33,358
Foghorn Therapeutics Inc (b)	9,311	43,948
Galectin Therapeutics Inc (b)(c)	7,605	9,810
Geron Corp (b)	250,688	887,436
Greenwich Lifesciences Inc (b)(c)	3,718	41,753
Gyre Therapeutics Inc (b)(c)	397	4,804
Halozyme Therapeutics Inc (b)	75,977	3,632,460
Heron Therapeutics Inc (b)(c)	6,651	10,176
HilleVax Inc (b)	3,812	7,891
Humacyte Inc Class A (b)(c)	53,552	270,438
Ideaya Biosciences Inc (b)	51,437	1,321,931
IGM Biosciences Inc (b)	8,570	52,363
ImmunityBio Inc (b)(c)	68,393	175,086
Immunome Inc (b)	31,310	332,512
Immunovant Inc (b)	35,357	875,793
Inhibrx Biosciences Inc	4,120	63,448
Inmune Bio Inc (b)(c)	8,244	38,499
Insmed Inc (b)	105,008	7,249,752
Iovance Biotherapeutics Inc (b)(c)	167,238	1,237,561
Ironwood Pharmaceuticals Inc Class A (b)	29,288	129,746
Janux Therapeutics Inc (b)	17,076	914,249
Jasper Therapeutics Inc Class A (b)	6,901	147,543
KalVista Pharmaceuticals Inc (b)	20,780	176,007
Keros Therapeutics Inc (b)	18,679	295,689
Kiniksa Pharmaceuticals International Plc Class A (b)	23,430	463,445
Korro Bio Inc (b)	995	37,880
Krystal Biotech Inc (b)	15,107	2,366,663
Kura Oncology Inc (b)	44,134	384,407
Kymera Therapeutics Inc (b)	28,584	1,149,934
Kyverna Therapeutics Inc	9,493	35,504
Larimar Therapeutics Inc (b)	25,612	99,118
Lexeo Therapeutics Inc (b)(c)	13,618	89,606
Lexicon Pharmaceuticals Inc (b)	26,004	19,204
Lineage Cell Therapeutics Inc (b)	90,447	45,450
MacroGenics Inc (b)	31,779	103,282
Madrigal Pharmaceuticals Inc (b)	10,949	3,378,533
MannKind Corp (b)	125,951	809,865
MeiraGTx Holdings plc (b)(c)	19,049	116,008
Mersana Therapeutics Inc (b)	36,106	51,632
Metagenomi Inc	10,108	36,490
MiMedx Group Inc (b)	34,203	329,033
Mineralys Therapeutics Inc (b)	3,770	46,409
Mirum Pharmaceuticals Inc (b)(c)	24,198	1,000,587
Neurogene Inc (b)	3,314	75,758
Novavax Inc (b)(c)	72,665	584,227
Nurix Therapeutics Inc (b)	29,499	555,761
Nuvalent Inc Class A (b)	21,402	1,675,349
Ocugen Inc (b)(c)	174,194	140,226
Olema Pharmaceuticals Inc (b)(c)	6,434	37,510
OmniAb Operations Inc (b)(f)	191	364
OmniAb Operations Inc (b)(f)	191	410
Organogenesis Holdings Inc Class A (b)	4,575	14,640
ORIC Pharmaceuticals Inc (b)(c)	8,535	68,877
Outlook Therapeutics Inc (b)(c)	5,646	10,671
Ovid therapeutics Inc (b)	36,160	33,763
PepGen Inc (b)	8,422	31,919
Perspective Therapeutics Inc (b)	26,770	85,396
Poseida Therapeutics Inc (b)	11,915	114,384
Praxis Precision Medicines Inc (b)	10,505	808,465
Precigen Inc (b)(c)	5,932	6,644
Prime Medicine Inc (b)(c)	34,547	100,877
ProKidney Corp Class A (b)	52,453	88,646
Protagonist Therapeutics Inc (b)	35,597	1,374,044
PTC Therapeutics Inc (b)	35,249	1,591,140
Puma Biotechnology Inc (b)	9,141	27,880
Recursion Pharmaceuticals Inc Class A (b)(c)	151,521	1,024,282
Regulus Therapeutics Inc (b)	9,780	15,452
Renovaro Inc (b)(c)	44,681	37,331
REVOLUTION Medicines Inc (b)	66,463	2,907,092
Rhythm Pharmaceuticals Inc (b)	33,345	1,866,653
Rigel Pharmaceuticals Inc (b)	8,205	138,008
Rocket Pharmaceuticals Inc (b)	40,065	503,617
Sana Biotechnology Inc (b)(c)	80,556	131,306
Savara Inc (b)	56,366	173,044
Scholar Rock Holding Corp (b)	42,487	1,836,288
Sera Prognostics Inc Class A (b)	17,219	140,163
Shattuck Labs Inc (b)	15,900	19,239
Skye Bioscience Inc (b)(c)	1,833	5,187
Soleno Therapeutics Inc (b)	15,583	700,456
Solid Biosciences Inc (b)	1,293	5,172
SpringWorks Therapeutics Inc (b)	41,872	1,512,835
Spyre Therapeutics Inc (b)	1,963	45,699
Stoke Therapeutics Inc (b)	21,886	241,403
Summit Therapeutics Inc (b)(c)	53,045	946,588
Syndax Pharmaceuticals Inc (b)	50,022	661,291
Tango Therapeutics Inc (b)	29,094	89,900
Taysha Gene Therapies Inc (b)	106,755	184,686
Tenaya Therapeutics Inc (b)(c)	9,212	13,173
Tevogen Bio Holdings Inc Class A (b)(c)	7,804	8,038
TG Therapeutics Inc (b)(c)	85,030	2,559,403
TScan Therapeutics Inc (b)(c)	15,323	46,582
Twist Bioscience Corp (b)	35,489	1,649,174
Tyra Biosciences Inc (b)	12,379	172,068
Upstream Bio Inc	5,979	98,295
UroGen Pharma Ltd (b)(c)	18,252	194,384
Vaxcyte Inc (b)	75,624	6,190,581
Vera Therapeutics Inc Class A (b)	27,007	1,142,126
Verastem Inc (b)(c)	23,644	122,239
Vericel Corp (b)	29,909	1,642,303
Viridian Therapeutics Inc (b)	32,660	626,092
Werewolf Therapeutics Inc (b)	4,623	6,842
X4 Pharmaceuticals Inc (b)(c)	102,578	75,251
Xencor Inc (b)	18,823	432,553
XOMA Royalty Corp (b)	3,077	80,864
Y-mAbs Therapeutics Inc (b)	22,772	178,305
Zenas Biopharma Inc (c)	5,284	43,276
		103,177,822
Health Care Equipment & Supplies - 4.3%
Accuray Inc Del (b)	55,396	109,684
Alphatec Holdings Inc (b)	63,417	582,168
Artivion Inc (b)	18,393	525,856
AtriCure Inc (b)	18,797	574,436
Axogen Inc (b)	25,837	425,794
Bioventus Inc (b)	8,422	88,431
Ceribell Inc	5,047	130,616
Cerus Corp (b)	110,006	169,409
CONMED Corp	18,788	1,285,851
CVRx Inc (b)	8,100	102,627
Embecta Corp	3,390	70,004
Fractyl Health Inc (c)	12,558	25,869
Glaukos Corp (b)	29,800	4,468,213
Haemonetics Corp (b)	30,566	2,386,593
Inari Medical Inc (b)	32,238	1,645,750
Inmode Ltd (b)	5,519	92,167
Integer Holdings Corp (b)	14,234	1,886,290
iRadimed Corp	4,901	269,555
iRhythm Technologies Inc (b)	19,040	1,716,837
Lantheus Holdings Inc (b)	41,941	3,752,042
LeMaitre Vascular Inc	12,352	1,138,113
LivaNova PLC (b)	1,993	92,296
Merit Medical Systems Inc (b)	34,849	3,370,595
NeuroPace Inc (b)	8,457	94,634
Novocure Ltd (b)	64,858	1,932,768
Orchestra BioMed Holdings Inc (b)	6,409	25,636
Paragon 28 Inc (b)(c)	28,706	296,533
PROCEPT BioRobotics Corp (b)	27,136	2,184,991
Pulmonx Corp (b)	23,034	156,401
Pulse Biosciences Inc (b)(c)	11,149	194,104
Pulse Biosciences Inc warrants 6/26/2029 (b)(c)	278	1,433
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	278	1,432
RxSight Inc (b)	22,119	760,451
Sanara Medtech Inc (b)	2,474	82,137
Semler Scientific Inc (b)(c)	2,893	156,222
SI-BONE Inc (b)	20,346	285,251
Sight Sciences Inc (b)	21,551	78,446
STAAR Surgical Co (b)	30,132	731,906
Stereotaxis Inc (b)	31,964	72,878
Surmodics Inc (b)	5,379	213,008
Tandem Diabetes Care Inc (b)(c)	39,988	1,440,368
TransMedics Group Inc (b)(c)	19,970	1,245,130
Treace Medical Concepts Inc (b)	29,687	220,871
UFP Technologies Inc (b)	4,423	1,081,468
Zynex Inc (b)(c)	9,342	74,829
		36,240,093
Health Care Providers & Services - 3.9%
Accolade Inc (b)	14,802	50,623
AdaptHealth Corp (b)	26,953	256,593
Addus HomeCare Corp (b)	4,203	526,846
agilon health Inc (b)	187,947	357,099
AirSculpt Technologies Inc (b)(c)	8,086	41,966
Alignment Healthcare Inc (b)	60,969	685,901
AMN Healthcare Services Inc (b)	23,086	552,217
Ardent Health Partners Inc (c)	5,169	88,287
Astrana Health Inc (b)	26,235	827,190
Aveanna Healthcare Holdings Inc (b)	21,889	100,033
BrightSpring Health Services Inc (b)(c)	32,799	558,567
Brookdale Senior Living Inc (b)	99,898	502,487
Castle Biosciences Inc (b)	5,077	135,302
Community Health Systems Inc (b)	41,474	124,007
Concentra Group Holdings Parent Inc (c)	46,280	915,418
CorVel Corp (b)	16,203	1,802,746
DocGo Inc Class A (b)	11,390	48,294
Enhabit Inc (b)	2,963	23,141
Ensign Group Inc/The	33,803	4,491,067
GeneDx Holdings Corp Class A (b)	995	76,476
Guardant Health Inc (b)	71,872	2,195,690
HealthEquity Inc (b)	52,270	5,015,307
Hims & Hers Health Inc Class A (b)(c)	115,585	2,794,845
Infusystem Holdings Inc (b)	12,120	102,414
Innovage Holding Corp (b)	3,632	14,273
Joint Corp/The (b)	6,628	70,456
LifeStance Health Group Inc (b)	38,932	286,929
Modivcare Inc (b)(c)	3,388	40,114
National Research Corp Class A	9,197	162,235
NeoGenomics Inc (b)	6,188	101,978
Option Care Health Inc (b)	49,014	1,137,125
Owens & Minor Inc (b)	6,979	91,216
PACS Group Inc	23,480	307,823
Patterson Cos Inc	8,831	272,525
Pennant Group Inc/The (b)	19,887	527,403
Performant Healthcare Inc (b)	29,569	89,298
Privia Health Group Inc (b)	62,127	1,214,583
Progyny Inc (b)	48,329	833,675
Quipt Home Medical Corp (United States) (b)	2,247	6,852
RadNet Inc (b)	40,270	2,812,457
Select Medical Holdings Corp	45,078	849,720
Sonida Senior Living Inc (b)	1,541	35,566
Talkspace Inc Class A (b)	75,027	231,833
US Physical Therapy Inc	9,108	807,971
Viemed Healthcare Inc (b)	20,922	167,794
		32,334,342
Health Care Technology - 0.4%
Evolent Health Inc Class A (b)	70,325	791,156
Health Catalyst Inc (b)	3,240	22,906
HealthStream Inc	5,102	162,244
LifeMD Inc (b)(c)	13,870	68,657
OptimizeRx Corp (b)	10,722	52,109
Phreesia Inc (b)	33,703	847,967
Schrodinger Inc/United States (b)(c)	33,861	653,179
Simulations Plus Inc	9,676	269,864
Teladoc Health Inc (b)	16,367	148,776
Waystar Holding Corp (b)	17,154	629,552
		3,646,410
Life Sciences Tools & Services - 0.2%
Akoya Biosciences Inc (b)(c)	16,190	37,075
BioLife Solutions Inc (b)(c)	19,628	509,543
ChromaDex Corp (b)	30,195	160,184
Codexis Inc (b)	5,458	26,035
Conduit Pharmaceuticals Inc Class A (b)	10,839	743
CryoPort Inc (b)(c)	21,757	169,269
Harvard Bioscience Inc (b)	6,315	13,325
Maravai LifeSciences Holdings Inc Class A (b)	67,273	366,638
Mesa Laboratories Inc (c)	1,040	137,145
OmniAb Inc (b)(c)	6,545	23,169
Quanterix Corp (b)	3,030	32,209
Standard BioTools Inc (b)(c)	40,501	70,877
		1,546,212
Pharmaceuticals - 2.2%
Alto Neuroscience Inc	7,904	33,434
Alumis Inc (c)	4,825	37,925
Amneal Intermediate Inc Class A (b)	81,323	644,078
Amphastar Pharmaceuticals Inc (b)	23,436	870,179
ANI Pharmaceuticals Inc (b)	7,995	441,964
Aquestive Therapeutics Inc (b)(c)	12,358	43,994
Arvinas Inc (b)	39,124	750,007
Avadel Pharmaceuticals PLC Class A (b)	56,307	591,787
Axsome Therapeutics Inc (b)	22,425	1,897,379
BioAge Labs Inc	4,167	24,127
Biote Corp Class A (b)	15,563	96,179
Cassava Sciences Inc (b)(c)	24,749	58,408
Collegium Pharmaceutical Inc (b)	19,539	559,792
Contineum Therapeutics Inc Class A	3,878	56,813
Corcept Therapeutics Inc (b)	49,246	2,481,507
CorMedix Inc (b)(c)	33,713	273,075
Edgewise Therapeutics Inc (b)	44,214	1,180,514
Enliven Therapeutics Inc (b)	20,330	457,425
Esperion Therapeutics Inc New (b)(c)	31,346	68,961
Evolus Inc (b)	33,655	371,551
EyePoint Pharmaceuticals Inc (b)(c)	18,189	135,508
Fulcrum Therapeutics Inc (b)	16,046	75,416
Harmony Biosciences Holdings Inc (b)	23,211	798,691
Harrow Inc (b)	18,607	624,265
Innoviva Inc (b)	2,922	50,697
Liquidia Corp (b)	38,615	454,112
Lyra Therapeutics Inc (b)(c)	15,791	3,259
MBX Biosciences Inc	3,866	71,250
Mind Medicine MindMed Inc (b)(c)	49,091	341,673
Neumora Therapeutics Inc (b)	51,228	543,017
Novartis AG rights (b)(f)	7,324	0
Ocular Therapeutix Inc (b)	94,769	809,327
Omeros Corp (b)	11,622	114,825
Pacira BioSciences Inc (b)	2,080	39,187
Phathom Pharmaceuticals Inc (b)	5,160	41,899
Phibro Animal Health Corp Class A	2,994	62,874
Rapport Therapeutics Inc (b)	3,199	56,750
Revance Therapeutics Inc (b)	63,391	192,709
scPharmaceuticals Inc (b)(c)	23,986	84,910
Septerna Inc	6,378	146,056
SIGA Technologies Inc	20,787	124,930
Supernus Pharmaceuticals Inc (b)	2,200	79,552
Tarsus Pharmaceuticals Inc (b)	22,410	1,240,842
Telomir Pharmaceuticals Inc (b)(c)	6,662	27,447
Terns Pharmaceuticals Inc (b)	2,268	12,565
Trevi Therapeutics Inc (b)	22,639	93,273
Verrica Pharmaceuticals Inc (b)	11,421	7,995
WaVe Life Sciences Ltd (b)	48,054	594,428
Xeris Biopharma Holdings Inc (b)	85,377	289,428
Zevra Therapeutics Inc (b)(c)	17,039	142,105
		18,198,089
TOTAL HEALTH CARE		195,142,968

Industrials - 22.4%
Aerospace & Defense - 2.0%
AAR Corp (b)	4,299	263,443
AeroVironment Inc (b)	17,083	2,628,903
Archer Aviation Inc Class A (b)	134,377	1,310,176
Byrna Technologies Inc (b)	10,542	303,715
Cadre Holdings Inc	15,856	512,149
Eve Holding Inc Class A (b)(c)	31,125	169,320
Intuitive Machines Inc Class A (b)	932	16,924
Kratos Defense & Security Solutions Inc (b)	40,023	1,055,807
Leonardo DRS Inc (b)	44,850	1,449,104
Moog Inc Class A	17,300	3,405,332
Park Aerospace Corp	4,854	71,111
Redwire Corp Class A (b)(c)	3,755	61,807
Rocket Lab USA Inc Class A (b)(c)	211,910	5,397,348
Virgin Galactic Holdings Inc Class A (b)(c)	1,248	7,337
VirTra Inc (b)(c)	6,682	45,104
		16,697,580
Building Products - 1.8%
American Woodmark Corp (b)	575	45,729
Apogee Enterprises Inc	4,256	303,921
AZZ Inc	14,790	1,211,597
CSW Industrials Inc	10,202	3,599,266
Gibraltar Industries Inc (b)	8,874	522,679
Griffon Corp	22,900	1,632,083
Insteel Industries Inc	5,156	139,263
Janus International Group Inc (b)	86,442	635,349
JELD-WEN Holding Inc (b)	17,802	145,797
Tecnoglass Inc	13,680	1,085,098
UFP Industries Inc	20,818	2,345,148
Zurn Elkay Water Solutions Corp	83,085	3,099,071
		14,765,001
Commercial Services & Supplies - 1.5%
ACV Auctions Inc Class A (b)	90,111	1,946,398
Aris Water Solutions Inc Class A	1,043	24,980
Bridger Aerospace Group Holdings Inc (b)(c)	1,681	3,580
Brink's Co/The	27,003	2,505,068
Casella Waste Systems Inc Class A (b)	38,030	4,023,954
CECO Environmental Corp (b)	17,827	538,910
CompX International Inc Class A	539	14,095
Driven Brands Holdings Inc (b)	36,497	589,062
HNI Corp	13,828	696,516
Interface Inc	3,425	83,399
LanzaTech Global Inc Class A (b)(c)	68,183	93,411
Liquidity Services Inc (b)	13,077	422,256
Montrose Environmental Group Inc (b)	19,365	359,221
Perma-Fix Environmental Services Inc (b)(c)	8,880	98,302
Pitney Bowes Inc	29,249	211,763
Quad/Graphics Inc Class A	11,718	81,674
Quest Resource Holding Corp (b)	10,673	69,375
Viad Corp (b)	12,455	529,462
Virco Mfg. Corp	461	4,724
VSE Corp	1,717	163,287
		12,459,437
Construction & Engineering - 2.6%
Ameresco Inc Class A (b)(c)	6,549	153,771
Argan Inc	7,698	1,054,934
Bowman Consulting Group Ltd (b)	8,378	209,031
Centuri Holdings Inc	10,371	200,264
Construction Partners Inc Class A (b)	26,150	2,313,229
Dycom Industries Inc (b)	17,301	3,011,412
Fluor Corp (b)	95,365	4,703,402
Granite Construction Inc	22,096	1,938,040
IES Holdings Inc (b)	5,011	1,007,011
Limbach Holdings Inc (b)	6,223	532,315
MYR Group Inc (b)	9,749	1,450,359
Northwest Pipe Co (b)	934	45,075
Orion Group Holdings Inc (b)	3,356	24,599
Primoris Services Corp	30,018	2,293,375
Sterling Infrastructure Inc (b)	18,171	3,060,905
		21,997,722
Electrical Equipment - 1.9%
374Water Inc (b)	40,183	27,429
Allient Inc	505	12,261
American Superconductor Corp (b)(c)	21,289	524,348
Amprius Technologies Inc (b)(c)	9,559	26,765
Array Technologies Inc (b)(c)	93,061	562,088
Atkore Inc	21,817	1,820,629
Blink Charging Co (b)(c)	26,219	36,444
Bloom Energy Corp Class A (b)(c)	111,889	2,485,055
ChargePoint Holdings Inc Class A (b)(c)	133,797	143,163
EnerSys	22,344	2,065,256
Enovix Corp Class B (b)(c)	100,163	1,088,772
Fluence Energy Inc Class A (b)(c)	37,620	597,406
GrafTech International Ltd (b)	145,277	251,329
LSI Industries Inc	12,192	236,769
NANO Nuclear Energy Inc (c)	442	11,004
NEXTracker Inc Class A (b)	65,356	2,387,455
NuScale Power Corp Class A (b)(c)	51,600	925,188
Plug Power Inc (b)(c)	39,249	83,600
Powell Industries Inc	5,693	1,261,853
Preformed Line Products Co	94	12,012
SES AI Corp Class A (b)(c)	6,191	13,558
Shoals Technologies Group Inc (b)	102,169	564,995
SolarMax Technology Inc (b)(c)	7,766	12,581
Solidion Technology Inc Class A (b)(c)	23,742	16,541
Thermon Group Holdings Inc (b)	2,100	60,417
Ultralife Corp (b)	759	5,654
Vicor Corp (b)	7,661	370,180
		15,602,752
Ground Transportation - 0.5%
ArcBest Corp	14,336	1,337,836
Covenant Logistics Group Inc Class A	856	46,661
Heartland Express Inc	11,598	130,130
Marten Transport Ltd	7,391	115,374
PAMT CORP (b)	430	7,042
Proficient Auto Logistics Inc	2,836	22,886
RXO Inc (b)	97,117	2,315,269
Universal Logistics Holdings Inc	1,473	67,670
Werner Enterprises Inc	4,783	171,805
		4,214,673
Machinery - 5.1%
Alamo Group Inc	6,239	1,159,892
Albany International Corp Class A	4,632	370,421
Atmus Filtration Technologies Inc	51,048	2,000,061
Blue Bird Corp (b)	19,580	756,375
Chart Industries Inc (b)	26,179	4,996,001
Douglas Dynamics Inc	11,495	271,627
Energy Recovery Inc (b)	34,589	508,458
Enerpac Tool Group Corp Class A	33,127	1,361,188
Enpro Inc	1,351	232,980
ESCO Technologies Inc	7,721	1,028,514
Federal Signal Corp	36,620	3,383,322
Franklin Electric Co Inc	27,588	2,688,451
Gorman-Rupp Co/The	12,763	483,973
Graham Corp (b)	6,257	278,249
Helios Technologies Inc	13,833	617,505
Hillenbrand Inc	14,341	441,416
Hillman Solutions Corp Class A (b)	20,450	199,183
Hyster-Yale Inc Class A	4,242	216,045
John Bean Technologies Corp	2,002	254,454
Kadant Inc	7,139	2,462,884
Lindsay Corp	3,280	388,057
Mayville Engineering Co Inc (b)	655	10,297
Miller Industries Inc/TN	410	26,798
Mueller Industries Inc	62,961	4,996,586
Mueller Water Products Inc Class A1	94,636	2,129,310
Omega Flex Inc	2,168	90,991
REV Group Inc	24,435	778,743
Shyft Group Inc/The	1,250	14,675
SPX Technologies Inc (b)	27,420	3,990,158
Standex International Corp	5,415	1,012,551
Taylor Devices Inc (b)	1,771	73,709
Tennant CO	5,128	418,086
Trinity Industries Inc	45,691	1,603,754
Watts Water Technologies Inc Class A	16,680	3,391,044
		42,635,758
Passenger Airlines - 0.3%
Frontier Group Holdings Inc (b)(c)	25,690	182,656
Joby Aviation Inc Class A (b)(c)	263,206	2,139,865
Sun Country Airlines Holdings Inc (b)	11,344	165,396
Wheels Up Experience Inc Class A (b)(c)	54,589	90,071
		2,577,988
Professional Services - 3.2%
Barrett Business Services Inc	14,204	617,022
Cbiz Inc (b)	29,192	2,388,781
CRA International Inc	4,019	752,357
CSG Systems International Inc	18,032	921,616
DLH Holdings Corp (b)	1,844	14,807
ExlService Holdings Inc (b)	95,738	4,248,852
Exponent Inc	30,783	2,742,765
First Advantage Corp (b)	21,758	407,527
FiscalNote Holdings Inc Class A (b)	38,329	41,012
Franklin Covey Co (b)	6,856	257,648
HireQuest Inc	2,777	39,322
Huron Consulting Group Inc (b)	10,702	1,329,831
ICF International Inc	11,363	1,354,583
Innodata Inc (b)(c)	16,478	651,211
Insperity Inc	21,872	1,695,299
Kforce Inc	11,109	629,880
Legalzoom.com Inc (b)	78,067	586,283
Maximus Inc	36,624	2,733,982
NV5 Global Inc (b)	6,380	120,199
Spire Global Inc Class A (b)(c)	13,595	191,282
TriNet Group Inc	19,467	1,767,020
Upwork Inc (b)	75,873	1,240,524
Verra Mobility Corp Class A (b)	100,368	2,426,898
		27,158,701
Trading Companies & Distributors - 3.5%
Alta Equipment Group Inc Class A (c)	16,364	107,021
Applied Industrial Technologies Inc	23,423	5,609,106
Beacon Roofing Supply Inc (b)	35,231	3,578,765
Boise Cascade Co	11,317	1,345,139
Custom Truck One Source Inc Class A (b)(c)	19,959	96,003
Distribution Solutions Group Inc (b)	5,646	194,222
DXP Enterprises Inc/TX (b)	663	54,777
EVI Industries Inc	2,530	41,366
FTAI Aviation Ltd	61,868	8,911,467
Global Industrial Co	8,294	205,608
GMS Inc (b)	21,639	1,835,636
H&E Equipment Services Inc	18,081	885,246
Herc Holdings Inc	17,141	3,245,306
Hudson Technologies Inc (b)	3,871	21,600
Karat Packaging Inc	4,166	126,063
McGrath RentCorp	14,865	1,662,204
Transcat Inc (b)	5,502	581,781
Xometry Inc Class A (b)	25,884	1,104,211
		29,605,521
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	6,904	82,365
TOTAL INDUSTRIALS		187,797,498

Information Technology - 19.8%
Communications Equipment - 0.3%
Calix Inc (b)	26,749	932,738
Extreme Networks Inc (b)	42,028	703,548
Harmonic Inc (b)	67,277	890,075
Infinera Corp (b)(c)	123,272	809,897
		3,336,258
Electronic Equipment, Instruments & Components - 2.9%
908 Devices Inc (b)	1,024	2,253
Advanced Energy Industries Inc	22,791	2,635,323
Arlo Technologies Inc (b)	59,552	666,387
Badger Meter Inc	17,904	3,797,797
Belden Inc	13,185	1,484,763
Climb Global Solutions Inc	2,563	324,860
CTS Corp	14,269	752,404
Daktronics Inc (b)	3,501	59,027
ePlus Inc (b)	10,788	797,017
Evolv Technologies Holdings Inc Class A (b)(c)	80,578	318,283
Insight Enterprises Inc (b)	16,583	2,522,274
Itron Inc (b)	24,870	2,700,385
Lightwave Logic Inc (b)(c)	73,217	153,756
MicroVision Inc (b)(c)	69,170	90,613
Mirion Technologies Inc Class A (b)	16,376	285,761
Napco Security Technologies Inc	21,452	762,833
nLight Inc (b)	1,600	16,784
Novanta Inc (b)	21,849	3,337,872
OSI Systems Inc (b)	9,103	1,524,115
Ouster Inc Class A (b)	4,890	59,756
PAR Technology Corp (b)(c)	19,296	1,402,240
Plexus Corp (b)	4,884	764,248
		24,458,751
IT Services - 0.8%
Applied Digital Corp (b)(c)	80,818	617,450
ASGN Inc (b)	5,868	489,039
Backblaze Inc Class A (b)	24,312	146,358
BigBear.ai Holdings Inc (b)(c)	47,054	209,390
BigCommerce Holdings Inc (b)	43,484	266,122
Core Scientific Inc	85,277	1,198,142
Couchbase Inc (b)	24,255	378,135
DigitalOcean Holdings Inc (b)	39,974	1,361,915
Fastly Inc Class A (b)	63,389	598,392
Grid Dynamics Holdings Inc (b)	26,402	587,180
Hackett Group Inc/The	13,954	428,667
Tucows Inc Class A (b)(c)	4,870	83,472
		6,364,262
Semiconductors & Semiconductor Equipment - 3.7%
ACM Research Inc Class A (b)	21,290	321,479
Aehr Test Systems (b)(c)	17,271	287,217
Ambarella Inc (b)	12,113	881,100
Axcelis Technologies Inc (b)	19,845	1,386,570
CEVA Inc (b)	12,045	380,020
Credo Technology Group Holding Ltd (b)	85,326	5,734,760
Diodes Inc (b)	2,940	181,310
Everspin Technologies Inc (b)	10,177	65,031
FormFactor Inc (b)	47,150	2,074,600
GCT Semiconductor Holding Inc Class A (b)(c)	4,764	11,099
Ichor Holdings Ltd (b)	6,340	204,275
Impinj Inc (b)	13,968	2,028,992
MaxLinear Inc Class A (b)	45,942	908,733
Navitas Semiconductor Corp Class A (b)(c)	10,569	37,731
NVE Corp	2,920	237,776
PDF Solutions Inc (b)	18,954	513,274
Photronics Inc (b)	12,790	301,332
Power Integrations Inc (c)	34,468	2,126,676
QuickLogic Corp (b)(c)	8,417	95,112
Rambus Inc (b)	65,081	3,440,182
Semtech Corp (b)	44,249	2,736,801
Silicon Laboratories Inc (b)	19,518	2,424,526
SiTime Corp (b)	11,322	2,428,909
SkyWater Technology Inc (b)	16,584	228,859
Synaptics Inc (b)	1,781	135,926
Ultra Clean Holdings Inc (b)	26,952	968,924
Veeco Instruments Inc (b)	28,616	766,909
		30,908,123
Software - 11.4%
8x8 Inc (b)	77,982	208,212
A10 Networks Inc	43,255	795,892
ACI Worldwide Inc (b)	64,253	3,335,373
Adeia Inc	55,981	782,614
Agilysys Inc (b)	13,729	1,808,247
Airship AI Holdings Inc Class A (b)(c)	4,926	30,837
Alarm.com Holdings Inc (b)	28,855	1,754,384
Alkami Technology Inc (b)	32,349	1,186,561
Altair Engineering Inc Class A (b)	33,093	3,610,777
Amplitude Inc Class A (b)	47,658	502,792
Appian Corp Class A (b)(c)	24,544	809,461
Arteris Inc (b)	17,213	175,400
Asana Inc Class A (b)	49,498	1,003,324
AudioEye Inc (b)	4,350	66,164
Aurora Innovation Inc Class A (b)(c)	315,757	1,989,269
AvePoint Inc Class A (b)	78,532	1,296,563
Blackbaud Inc (b)	24,699	1,825,750
BlackLine Inc (b)	35,161	2,136,382
Blend Labs Inc Class A (b)	144,564	608,614
Box Inc Class A (b)	85,807	2,711,501
Braze Inc Class A (b)	40,167	1,682,194
C3.ai Inc Class A (b)(c)	67,385	2,320,066
Cipher Mining Inc (b)(c)	83,013	385,180
Cleanspark Inc (b)(c)	151,563	1,395,895
Clear Secure Inc Class A	53,487	1,424,894
Clearwater Analytics Holdings Inc Class A (b)	108,940	2,998,029
Commvault Systems Inc (b)	24,810	3,744,077
CS Disco Inc (b)	11,301	56,392
Daily Journal Corp (b)(c)	606	344,202
Digimarc Corp (b)(c)	8,755	327,875
Domo Inc Class B (b)	20,909	148,036
eGain Corp (b)	10,798	67,272
Enfusion Inc Class A (b)	30,318	312,275
EverCommerce Inc (b)	9,450	104,045
Freshworks Inc Class A (b)	125,998	2,037,388
Intapp Inc (b)	32,491	2,082,348
InterDigital Inc	15,411	2,985,419
Jamf Holding Corp (b)	49,926	701,460
Kaltura Inc (b)	59,542	130,992
Life360 Inc (b)	5,132	211,798
LiveRamp Holdings Inc (b)	40,237	1,221,998
MARA Holdings Inc (b)(c)	142,020	2,381,675
Matterport Inc Class A (b)	161,759	766,738
Meridianlink Inc (b)	12,069	249,225
Mitek Systems Inc (b)	27,871	310,204
N-able Inc/US (b)	43,657	407,756
NCR Voyix Corp (b)	80,391	1,112,611
NextNav Inc Class A (b)(c)	47,176	734,059
Olo Inc Class A (b)	31,199	239,608
OneSpan Inc	21,018	389,674
Ooma Inc (b)	2,162	30,398
PagerDuty Inc (b)	54,576	996,558
Porch Group Inc (b)	48,109	236,696
Prairie Operating Co (b)(c)	2,396	16,580
Progress Software Corp	25,913	1,688,232
PROS Holdings Inc (b)	27,894	612,552
Q2 Holdings Inc (b)	35,843	3,607,598
Qualys Inc (b)	22,619	3,171,636
Rapid7 Inc (b)	37,725	1,517,677
Red Violet Inc	6,741	244,024
Rekor Systems Inc (b)(c)	40,480	63,149
ReposiTrak Inc	7,186	159,026
Rimini Street Inc (b)	4,665	12,456
Riot Platforms Inc (b)(c)	23,105	235,902
Roadzen Inc (b)	1,565	3,412
SEMrush Holdings Inc Class A (b)	22,450	266,706
Silvaco Group Inc (b)(c)	3,053	24,668
SoundHound AI Inc Class A (b)(c)	187,878	3,727,500
SoundThinking Inc (b)	5,477	71,530
Sprinklr Inc Class A (b)	71,169	601,378
Sprout Social Inc Class A (b)	30,493	936,440
SPS Commerce Inc (b)	22,961	4,224,594
Tenable Holdings Inc (b)	71,854	2,829,611
Terawulf Inc (b)(c)	152,210	861,509
Varonis Systems Inc (b)	67,160	2,983,919
Vertex Inc Class A (b)	33,074	1,764,498
Viant Technology Inc Class A (b)	9,361	177,765
Weave Communications Inc (b)	24,166	384,723
Workiva Inc Class A (b)	30,767	3,368,987
Yext Inc (b)	64,890	412,700
Zeta Global Holdings Corp Class A (b)	108,867	1,958,517
Zuora Inc Class A (b)	85,091	844,103
		95,946,546
Technology Hardware, Storage & Peripherals - 0.7%
CompoSecure Inc Class A (c)	13,018	199,566
Corsair Gaming Inc (b)	5,849	38,662
CPI Card Group Inc (b)	2,968	88,714
IonQ Inc (b)(c)	122,459	5,115,112
Turtle Beach Corp (b)	5,969	103,323
		5,545,377
TOTAL INFORMATION TECHNOLOGY		166,559,317

Materials - 3.6%
Chemicals - 1.8%
Arq Inc (b)	2,049	15,511
ASP Isotopes Inc (b)(c)	31,922	144,607
Aspen Aerogels Inc (b)	8,263	98,164
Balchem Corp	19,685	3,208,557
Cabot Corp	32,656	2,981,819
Hawkins Inc	11,781	1,445,175
HB Fuller Co	9,388	633,502
Ingevity Corp (b)	22,176	903,672
Innospec Inc	12,947	1,424,947
Northern Technologies International Corp	4,840	65,292
PureCycle Technologies Inc (b)(c)	14,119	144,720
Quaker Chemical Corp	8,417	1,184,777
Sensient Technologies Corp	24,314	1,732,616
Stepan Co	1,339	86,633
		14,069,992
Construction Materials - 0.5%
Knife River Corp (b)	34,597	3,516,439
Smith-Midland Corp (b)(c)	2,788	123,954
United States Lime & Minerals Inc	6,412	851,129
		4,491,522
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	88,133	265,280
Myers Industries Inc	22,363	246,888
Pactiv Evergreen Inc	2,895	50,576
		562,744
Metals & Mining - 1.2%
Alpha Metallurgical Resources Inc	6,694	1,339,603
Carpenter Technology Corp	28,987	4,919,385
Century Aluminum Co (b)	32,159	585,937
Constellium SE (b)	78,885	810,149
Contango ORE Inc (b)	2,591	25,962
Dakota Gold Corp (b)	25,526	56,157
Ivanhoe Electric Inc / US (b)(c)	50,906	384,340
Kaiser Aluminum Corp	9,131	641,635
Materion Corp	11,814	1,168,168
Perpetua Resources Corp (United States) (b)(c)	23,471	250,436
Piedmont Lithium Inc (b)(c)	3,130	27,356
Ramaco Resources Inc Class A	15,672	160,795
Ramaco Resources Inc Class B	3,597	35,538
		10,405,461
Paper & Forest Products - 0.0%
Sylvamo Corp	4,596	363,175
TOTAL MATERIALS		29,892,894

Real Estate - 1.4%
Diversified REITs - 0.0%
Armada Hoffler Properties Inc Class A	3,375	34,526
Gladstone Commercial Corp	3,887	63,125
		97,651
Health Care REITs - 0.1%
CareTrust REIT Inc	9,384	253,838
Community Healthcare Trust Inc	1,307	25,107
Strawberry Fields REIT Ltd	3,817	40,231
Universal Health Realty Income Trust	6,514	242,386
		561,562
Hotel & Resort REITs - 0.4%
Ryman Hospitality Properties Inc	35,718	3,726,816
Office REITs - 0.0%
Postal Realty Trust Inc Class A	5,058	66,007
Real Estate Management & Development - 0.4%
Compass Inc Class A (b)	222,034	1,298,899
eXp World Holdings Inc (c)	49,871	574,015
Forestar Group Inc (b)	1,365	35,381
Maui Land & Pineapple Co Inc (b)	4,336	95,305
Offerpad Solutions Inc Class A (b)	885	2,522
Opendoor Technologies Inc Class A (b)	19,012	30,419
Redfin Corp (b)	72,749	572,535
St Joe Co/The	21,954	986,393
		3,595,469
Residential REITs - 0.1%
Apartment Investment and Management Co Class A	40,635	369,372
Clipper Realty Inc	6,270	28,717
UMH Properties Inc	6,516	123,022
		521,111
Retail REITs - 0.3%
Alexander's Inc	1,307	261,478
CBL & Associates Properties Inc	9,166	269,572
NETSTREIT Corp	9,328	131,991
Phillips Edison & Co Inc	10,969	410,899
Saul Centers Inc	5,762	223,566
Tanger Inc	25,407	867,141
		2,164,647
Specialized REITs - 0.1%
Outfront Media Inc	35,281	625,885
TOTAL REAL ESTATE		11,359,148

Utilities - 0.4%
Electric Utilities - 0.2%
Genie Energy Ltd Class B	3,430	53,474
MGE Energy Inc	9,498	892,432
Otter Tail Corp	11,261	831,512
		1,777,418
Independent Power and Renewable Electricity Producers - 0.0%
Montauk Renewables Inc (b)	40,153	159,809
Water Utilities - 0.2%
American States Water Co	12,748	990,775
Cadiz Inc (b)(c)	25,692	133,598
California Water Service Group	9,596	434,987
Consolidated Water Co Ltd	2,250	58,253
Global Water Resources Inc	7,050	81,075
Middlesex Water Co	1,356	71,366
York Water Co/The	1,111	36,351
		1,806,405
TOTAL UTILITIES		3,743,632

TOTAL UNITED STATES		817,270,968
TOTAL COMMON STOCKS (Cost $703,572,967)		837,131,537

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $272,320)	4.46	274,000	272,442

Money Market Funds - 8.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	2,517,677	2,518,180
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	72,348,041	72,355,276
TOTAL MONEY MARKET FUNDS (Cost $74,873,456)			74,873,456

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $778,718,743)	912,277,435
NET OTHER ASSETS (LIABILITIES) - (8.7)%	(72,671,673)
NET ASSETS - 100.0%	839,605,762

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	26	Mar 2025	2,924,740	(56,782)	(56,782)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $921 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $640,422 or 0.1% of net assets.

(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $272,442.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,708,509	99,418,460	100,608,687	94,709	(102)	-	2,518,180	2,517,677	0.0%
Fidelity Securities Lending Cash Central Fund	43,017,692	155,484,512	126,146,928	595,085	-	-	72,355,276	72,348,041	0.3%
Total	46,726,201	254,902,972	226,755,615	689,794	(102)	-	74,873,456	74,865,718

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	18,034,850	18,034,850	-	-
Consumer Discretionary	85,463,486	85,463,486	-	-
Consumer Staples	27,928,000	27,928,000	-	-
Energy	27,611,432	27,611,432	-	-
Financials	72,217,083	72,217,083	-	-
Health Care	196,409,360	196,399,238	3,786	6,336
Industrials	189,649,704	189,649,704	-	-
Information Technology	173,856,359	173,856,359	-	-
Materials	30,576,903	30,576,903	-	-
Real Estate	11,640,728	11,640,728	-	-
Utilities	3,743,632	3,743,632	-	-

U.S. Treasury Obligations	272,442	-	272,442	-

Money Market Funds	74,873,456	74,873,456	-	-
Total Investments in Securities:	912,277,435	911,994,871	276,228	6,336
Derivative Instruments: Liabilities
Futures Contracts	(56,782)	(56,782)	-	-
Total Liabilities	(56,782)	(56,782)	-	-
Total Derivative Instruments:	(56,782)	(56,782)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(56,782)
Total Equity Risk	0	(56,782)
Total Value of Derivatives	0	(56,782)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Growth Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,024,464) - See accompanying schedule:
Unaffiliated issuers (cost $703,845,287)	$837,403,979
Fidelity Central Funds (cost $74,873,456)	74,873,456

Total Investment in Securities (cost $778,718,743)		$912,277,435
Segregated cash with brokers for derivative instruments		37,597
Foreign currency held at value (cost $378)		352
Receivable for fund shares sold		762,278
Dividends receivable		207,130
Distributions receivable from Fidelity Central Funds		70,825
Receivable for daily variation margin on futures contracts		3,473
Other receivables		5,235
Total assets		913,364,325
Liabilities
Payable to custodian bank	$12,192
Payable for fund shares redeemed	1,354,828
Accrued management fee	36,267
Collateral on securities loaned	72,355,276
Total liabilities		73,758,563
Net Assets		$839,605,762
Net Assets consist of:
Paid in capital		$775,659,521
Total accumulated earnings (loss)		63,946,241
Net Assets		$839,605,762
Net Asset Value, offering price and redemption price per share ($839,605,762 ÷ 30,301,129 shares)		$27.71
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$2,116,794
Interest		7,585
Income from Fidelity Central Funds (including $595,085 from security lending)		689,794
Total income		2,814,173
Expenses
Management fee	$189,975
Independent trustees' fees and expenses	898
Interest	2,835
Total expenses before reductions	193,708
Expense reductions	(8,478)
Total expenses after reductions		185,230
Net Investment income (loss)		2,628,943
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(875,127)
Fidelity Central Funds	(102)
Futures contracts	620,832
Total net realized gain (loss)		(254,397)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	62,757,269
Assets and liabilities in foreign currencies	(18)
Futures contracts	(109,439)
Total change in net unrealized appreciation (depreciation)		62,647,812
Net gain (loss)		62,393,415
Net increase (decrease) in net assets resulting from operations		$65,022,358
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,628,943	$4,385,652
Net realized gain (loss)	(254,397)	15,324,286
Change in net unrealized appreciation (depreciation)	62,647,812	31,613,062
Net increase (decrease) in net assets resulting from operations	65,022,358	51,323,000
Distributions to shareholders	(9,619,315)	(4,416,179)

Share transactions
Proceeds from sales of shares	245,731,654	352,653,267
Reinvestment of distributions	8,395,178	3,894,236
Cost of shares redeemed	(124,651,324)	(269,202,210)

Net increase (decrease) in net assets resulting from share transactions	129,475,508	87,345,293
Total increase (decrease) in net assets	184,878,551	134,252,114

Net Assets
Beginning of period	654,727,211	520,475,097
End of period	$839,605,762	$654,727,211

Other Information
Shares
Sold	8,791,122	14,713,757
Issued in reinvestment of distributions	316,747	165,518
Redeemed	(4,533,156)	(11,308,549)
Net increase (decrease)	4,574,713	3,570,726

Financial Highlights
Fidelity® Small Cap Growth Index Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$25.45	$23.49	$19.93	$30.90	$20.66	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.19	.23	.17	.14	.15
Net realized and unrealized gain (loss)	2.51	1.97	3.50	(10.17)	10.38	.57
Total from investment operations	2.61	2.16	3.73	(10.00)	10.52	.72
Distributions from net investment income	(.35)	(.20)	(.17)	(.16)	(.11)	(.05)
Distributions from net realized gain	-	-	-	(.81)	(.18)	(.01)
Total distributions	(.35)	(.20)	(.17)	(.97)	(.28) D	(.06)
Net asset value, end of period	$27.71	$25.45	$23.49	$19.93	$30.90	$20.66
Total Return E,F	10.31%	9.26%	18.78%	(33.33)%	51.31%	3.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.05%	.05%	.05%	.05%	.05% I
Expenses net of fee waivers, if any	.05 % I	.05%	.05%	.05%	.05%	.05% I
Expenses net of all reductions	.05% I	.05%	.05%	.05%	.05%	.05% I
Net investment income (loss)	.69% I	.78%	1.05%	.64%	.49%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$839,606	$654,727	$520,475	$274,753	$336,925	$54,213
Portfolio turnover rate J	13 % I	48% K	42%	51%	62%	69% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Value Index Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
ARGENTINA - 0.5%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Despegar.com Corp (b)	53,271	1,025,467
Materials - 0.4%
Chemicals - 0.4%
Arcadium Lithium PLC	1,086,462	5,573,550
TOTAL ARGENTINA		6,599,017
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
MAC Copper Ltd Class A (b)	38,871	412,810
BERMUDA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	54,971	380,949
Financials - 0.2%
Banks - 0.1%
Bank of Nt Butterfield & Son Ltd/The (United States)	44,588	1,629,691
Insurance - 0.1%
Hamilton Insurance Group Ltd Class B (b)	39,655	754,635
TOTAL FINANCIALS		2,384,326

Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	1,914	9,302
TOTAL BERMUDA		2,774,577
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Pagseguro Digital Ltd Class A (b)	90,195	564,621
StoneCo Ltd Class A (b)	138,455	1,103,486

TOTAL BRAZIL		1,668,107
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd	99,272	4,201,191
CANADA - 1.0%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)	47,449	161,801
Teekay Tankers Ltd Class A	24,043	956,671
		1,118,472
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	36,634	328,974
Fennec Pharmaceuticals Inc (United States) (b)	18,298	115,643
		444,617
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	25,255	612,686
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	45,319	380,679
Hut 8 Corp (United States) (b)	81,238	1,664,567
		2,045,246
Materials - 0.2%
Metals & Mining - 0.2%
i-80 Gold Corp (United States) (b)(c)	322,340	156,335
Novagold Resources Inc (United States) (b)	244,594	814,498
Ssr Mining Inc (United States)	203,097	1,413,555
		2,384,388
Utilities - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp (United States)	120,408	4,817,524
TOTAL CANADA		11,422,933
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	114,350	463,118
IRELAND - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp	41,957	509,778
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	17,801	246,543
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	5,444	390,444
TOTAL IRELAND		1,146,765
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)	36,195	251,555
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Innovid Corp Class A (b)	96,567	298,392
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	2,942	21,182
TOTAL ISRAEL		319,574
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	8,731	118,567
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	6,479	65,308
TOTAL KOREA (SOUTH)		183,875
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd (United States) (c)	237,279	925,388
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	44,724	2,222,336
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	39,844	511,995
Safe Bulkers Inc	59,063	210,855
		722,850
TOTAL MONACO		2,945,186
NORWAY - 0.4%
Energy - 0.3%
Energy Equipment & Services - 0.2%
Seadrill Ltd (b)	49,176	1,914,422
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd (United States)	12,272	281,519
SFL Corp Ltd	103,881	1,061,664
		1,343,183
Industrials - 0.1%
Electrical Equipment - 0.0%
Freyr Battery Inc (c)	111,868	288,619
Marine Transportation - 0.1%
Golden Ocean Group Ltd	123,190	1,103,783
TOTAL INDUSTRIALS		1,392,402

TOTAL NORWAY		4,650,007
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	27,605	981,910
PUERTO RICO - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	22,045	140,206
Liberty Latin America Ltd Class C (b)	138,155	875,903
		1,016,109
Financials - 0.4%
Banks - 0.4%
First BanCorp/Puerto Rico	150,103	2,790,415
Ofg Bancorp	46,207	1,955,480
		4,745,895
TOTAL PUERTO RICO		5,762,004
SINGAPORE - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(d)	41,080	14,013
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	16,960	159,594
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	86,341	1,415,129
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	32,439	64,554
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	11,169	265,599
UNITED KINGDOM - 0.1%
Financials - 0.1%
Insurance - 0.1%
Fidelis Insurance Holdings Ltd	51,635	936,143
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	27,154	355,445
TOTAL UNITED KINGDOM		1,291,588
UNITED STATES - 96.1%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	1,336	40,974
AST SpaceMobile Inc Class A (b)(c)	134,332	2,834,405
Atn International Inc	10,560	177,514
Bandwidth Inc Class A (b)	2,789	47,469
Globalstar Inc (b)	114,356	236,717
IDT Corp Class B	4,441	211,036
Lumen Technologies Inc (b)	1,014,673	5,387,914
Shenandoah Telecommunications Co	49,024	618,193
		9,554,222
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	349,839	1,392,359
Cinemark Holdings Inc (b)	22,841	707,614
Eventbrite Inc Class A (b)	9,307	31,272
Lions Gate Entertainment Corp Class A (b)(c)	63,770	544,596
Lions Gate Entertainment Corp Class B (b)	119,958	905,683
LiveOne Inc (b)	10,187	14,975
Madison Square Garden Entertainment Corp Class A (b)	35,722	1,271,703
Marcus Corp/The	23,490	505,035
Playstudios Inc Class A (b)	89,184	165,882
Reservoir Media Inc (b)	17,263	156,230
Sphere Entertainment Co Class A (b)(c)	27,141	1,094,325
		6,789,674
Interactive Media & Services - 0.5%
Bumble Inc Class A (b)(c)	86,908	707,431
Cars.com Inc (b)	65,868	1,141,492
fuboTV Inc (b)	300,158	378,199
Nextdoor Holdings Inc Class A (b)	172,168	408,038
Outbrain Inc (b)	39,428	283,093
Shutterstock Inc	5,398	163,829
TrueCar Inc (b)	85,735	319,792
Vimeo Inc Class A (b)	145,813	933,203
Ziff Davis Inc (b)	44,173	2,400,362
		6,735,439
Media - 1.1%
Advantage Solutions Inc Class A (b)(c)	105,937	309,336
AMC Networks Inc Class A (b)	31,773	314,553
Boston Omaha Corp (b)	22,606	320,553
Cable One Inc	5,658	2,048,875
Clear Channel Outdoor Holdings Inc (b)	305,602	418,675
EchoStar Corp Class A (b)	122,017	2,794,189
Emerald Holding Inc (c)	15,795	76,131
Entravision Communications Corp Class A	51,670	121,425
EW Scripps Co/The Class A (b)	61,418	135,734
Gannett Co Inc (b)	141,773	717,371
Gray Television Inc	87,067	274,261
iHeartMedia Inc Class A (b)	105,018	207,936
Integral Ad Science Holding Corp (b)	64,974	678,329
John Wiley & Sons Inc Class A	18,939	827,824
Magnite Inc (b)	13,944	221,988
National CineMedia Inc (b)	70,306	466,832
Scholastic Corp	23,285	496,669
Stagwell Inc Class A (b)	70,735	465,436
TEGNA Inc	165,845	3,033,305
WideOpenWest Inc (b)	49,594	245,986
		14,175,408
Wireless Telecommunication Services - 0.3%
Gogo Inc (b)(c)	37,026	299,540
Spok Holdings Inc	18,921	303,682
Telephone and Data Systems Inc	98,830	3,371,092
		3,974,314
TOTAL COMMUNICATION SERVICES		41,229,057

Consumer Discretionary - 9.1%
Automobile Components - 0.8%
Adient PLC (b)	86,909	1,497,442
American Axle & Manufacturing Holdings Inc (b)	113,321	660,661
Cooper-Standard Holdings Inc (b)	16,900	229,164
Dana Inc	130,957	1,513,863
Fox Factory Holding Corp (b)	42,262	1,279,271
Goodyear Tire & Rubber Co/The (b)	284,908	2,564,172
Holley Inc Class A (b)	23,595	71,257
Luminar Technologies Inc Class A (b)(c)	2,740	14,741
Phinia Inc	41,881	2,017,408
Solid Power Inc (b)(c)	153,939	290,945
Standard Motor Products Inc	21,094	653,492
Stoneridge Inc (b)	26,555	166,500
		10,958,916
Automobiles - 0.1%
Canoo Inc Class A (b)(c)	3,281	4,626
Winnebago Industries Inc	28,506	1,362,017
Workhorse Group Inc (b)	1	1
		1,366,644
Broadline Retail - 0.0%
1stdibs.Com Inc (b)	19,878	70,367
Groupon Inc (b)(c)	11,538	140,187
		210,554
Distributors - 0.1%
A-Mark Precious Metals Inc	18,050	494,570
Weyco Group Inc	6,186	232,284
		726,854
Diversified Consumer Services - 0.9%
Adtalem Global Education Inc (b)	30,685	2,787,732
American Public Education Inc (b)	14,280	308,020
Carriage Services Inc	3,410	135,889
Chegg Inc (b)	101,483	163,388
European Wax Center Inc Class A (b)	3,184	21,236
Graham Holdings Co Class B	3,196	2,786,656
KinderCare Learning Cos Inc (b)	13,902	247,456
Laureate Education Inc	25,431	465,133
Lincoln Educational Services Corp (b)	25,711	406,748
Mister Car Wash Inc (b)	13,230	96,447
Perdoceo Education Corp	65,853	1,743,129
Strategic Education Inc	22,235	2,077,194
		11,239,028
Hotels, Restaurants & Leisure - 1.0%
Bally's Corp (b)(c)	23,432	419,198
Biglari Holdings Inc Class B (b)	721	183,343
BJ's Restaurants Inc (b)	8,634	303,356
Bloomin' Brands Inc	36,820	449,572
Brinker International Inc (b)	4,346	574,932
Cracker Barrel Old Country Store Inc	17,375	918,443
Denny's Corp (b)	14,345	86,787
Dine Brands Global Inc	13,462	405,206
El Pollo Loco Holdings Inc (b)	25,128	289,977
Empire Resorts Inc (b)(e)	41	0
Everi Holdings Inc (b)	36,772	496,790
Full House Resorts Inc (b)	30,750	125,460
Global Business Travel Group I Class A (b)	17,467	162,094
Golden Entertainment Inc	19,756	624,290
International Game Technology PLC	98,959	1,747,616
Life Time Group Holdings Inc (b)	62,239	1,376,727
Lindblad Expeditions Holdings Inc (b)	10,617	125,918
Nathan's Famous Inc	237	18,630
Papa John's International Inc	9,262	380,390
Portillo's Inc Class A (b)(c)	11,083	104,180
Rci Hospitality Holdings Inc	4,008	230,340
Red Rock Resorts Inc Class A	26,625	1,231,140
Sabre Corp (b)	302,450	1,103,943
Six Flags Entertainment Corp (c)	23,720	1,143,067
United Parks & Resorts Inc (b)(c)	1,860	104,513
Vacasa Inc Class A (b)(c)	9,166	44,913
		12,650,825
Household Durables - 2.7%
Beazer Homes USA Inc (b)	29,004	796,450
Century Communities Inc	24,562	1,801,868
Champion Homes Inc (b)	28,302	2,493,406
Cricut Inc Class A	9,284	52,919
Ethan Allen Interiors Inc	23,154	650,859
Flexsteel Industries Inc	4,654	252,898
Gopro Inc Class A (b)	126,113	137,463
Green Brick Partners Inc (b)	22,718	1,283,340
Hamilton Beach Brands Holding Co Class A	8,326	140,127
Helen of Troy Ltd (b)	22,834	1,366,158
Hooker Furnishings Corp	10,600	148,506
Hovnanian Enterprises Inc Class A (b)	4,678	626,010
iRobot Corp (b)(c)	30,111	233,360
KB Home	56,367	3,704,439
La-Z-Boy Inc	42,337	1,844,623
Landsea Homes Corp Class A (b)	15,429	130,992
Legacy Housing Corp (b)	11,231	277,181
LGI Homes Inc (b)	19,458	1,739,545
Lifetime Brands Inc	11,742	69,395
Lovesac Co/The (b)(c)	6,752	159,752
M/I Homes Inc (b)	26,739	3,554,950
Meritage Homes Corp	36,080	5,549,826
Purple Innovation Inc Class A (b)	54,999	42,899
Sonos Inc (b)	12,526	188,391
Taylor Morrison Home Corp (b)	102,494	6,273,659
Traeger Inc (b)	34,266	81,896
Tri Pointe Homes Inc (b)	65,192	2,363,862
United Homes Group Inc Class A (b)	839	3,549
Worthington Enterprises Inc	3,419	137,136
		36,105,459
Leisure Products - 0.4%
AMMO Inc (b)	86,183	94,801
Clarus Corp	30,080	135,661
Escalade Inc	10,068	143,771
Funko Inc Class A (b)(c)	31,193	417,674
JAKKS Pacific Inc (b)	8,289	233,335
Johnson Outdoors Inc Class A	4,754	156,882
Latham Group Inc (b)	40,637	282,834
Malibu Boats Inc Class A (b)	19,602	736,839
Marine Products Corp	5,270	48,326
MasterCraft Boat Holdings Inc (b)	16,237	309,640
Peloton Interactive Inc Class A (b)	25,295	220,067
Revelyst Inc	58,252	1,120,186
Smith & Wesson Brands Inc	41,600	420,368
Solo Brands Inc Class A (b)(c)	29,543	33,678
Sturm Ruger & Co Inc	11,961	423,061
Topgolf Callaway Brands Corp (b)	142,252	1,118,101
		5,895,224
Specialty Retail - 2.9%
1-800-Flowers.com Inc Class A (b)(c)	18,955	154,862
Academy Sports & Outdoors Inc	51,225	2,946,974
aka Brands Holding Corp (b)(c)	679	12,711
America's Car-Mart Inc/TX (b)	7,157	366,796
American Eagle Outfitters Inc	36,973	616,340
Arhaus Inc Class A (c)	7,617	71,600
Arko Corp	71,895	473,788
Asbury Automotive Group Inc (b)	19,700	4,787,691
BARK Inc (b)	130,118	239,417
Beyond Inc (b)(c)	46,436	228,929
Caleres Inc	24,069	557,438
Citi Trends Inc (b)(c)	6,410	168,263
Designer Brands Inc Class A	40,775	217,739
Destination XL Group Inc (b)(c)	54,233	145,887
EVgo Inc Class A (b)(c)	88,866	359,907
Foot Locker Inc (b)	83,558	1,818,222
Genesco Inc (b)	7,654	327,209
Group 1 Automotive Inc	13,268	5,592,198
GrowGeneration Corp (b)	53,413	90,268
Haverty Furniture Cos Inc	15,007	334,056
J Jill Inc	551	15,219
Lands' End Inc (b)	14,219	186,838
Leslie's Inc (b)	71,126	158,611
MarineMax Inc (b)	21,557	624,075
Monro Inc	30,157	747,894
National Vision Holdings Inc (b)	72,895	759,566
ODP Corp/The (b)	32,803	745,940
OneWater Marine Inc Class A (b)(c)	11,827	205,553
Petco Health & Wellness Co Inc Class A (b)	84,906	323,492
RealReal Inc/The (b)(c)	29,983	327,714
RumbleON Inc Class B (b)	17,152	93,135
Sally Beauty Holdings Inc (b)	103,369	1,080,206
Shoe Carnival Inc	18,052	597,160
Signet Jewelers Ltd	42,416	3,423,395
Sleep Number Corp (b)	21,614	329,397
Sonic Automotive Inc Class A	10,531	667,139
Stitch Fix Inc Class A (b)	101,536	437,620
ThredUp Inc Class A (b)	65,418	90,931
Tile Shop Holdings Inc (b)	17,922	124,199
Tilly's Inc Class A (b)	13,981	59,419
Urban Outfitters Inc (b)	45,703	2,508,181
Victoria's Secret & Co (b)	60,272	2,496,466
Winmark Corp	2,891	1,136,365
Zumiez Inc (b)	15,410	295,410
		36,944,220
Textiles, Apparel & Luxury Goods - 0.2%
Figs Inc Class A (b)(c)	123,510	764,527
G-III Apparel Group Ltd (b)	39,076	1,274,659
Movado Group Inc	15,070	296,578
Oxford Industries Inc	4,536	357,346
Rocky Brands Inc	4,680	106,704
Superior Group of Cos Inc	11,068	182,954
Vera Bradley Inc (b)(c)	23,680	93,062
		3,075,830
TOTAL CONSUMER DISCRETIONARY		119,173,554

Consumer Staples - 2.3%
Beverages - 0.3%
Primo Brands Corp Class A	139,122	4,280,784
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	28,626	1,159,926
Guardian Pharmacy Services Inc Class A (b)	5,435	110,113
HF Foods Group Inc (b)	40,776	130,891
Ingles Markets Inc Class A	14,529	936,249
Natural Grocers by Vitamin Cottage Inc	6,885	273,472
PriceSmart Inc	9,285	855,798
SpartanNash Co	33,848	620,095
United Natural Foods Inc (b)	58,800	1,605,828
Village Super Market Inc Class A	8,681	276,837
Weis Markets Inc	16,575	1,122,459
		7,091,668
Food Products - 0.9%
Alico Inc	6,918	179,384
B&G Foods Inc	79,364	546,818
BRC Inc Class A (b)	4,784	15,164
Cal-Maine Foods Inc	38,683	3,981,254
Calavo Growers Inc	14,251	363,401
Dole PLC	75,389	1,020,767
Fresh Del Monte Produce Inc	34,174	1,134,919
Hain Celestial Group Inc (b)	90,386	555,874
Limoneira Co	16,850	412,151
Mission Produce Inc (b)	37,762	542,640
Seneca Foods Corp Class A (b)	4,574	362,535
TreeHouse Foods Inc (b)	47,437	1,666,462
Utz Brands Inc Class A	21,529	337,144
		11,118,513
Household Products - 0.2%
Central Garden & Pet Co (b)(c)	16,154	626,775
Central Garden & Pet Co Class A	33,987	1,123,271
Oil-Dri Corp of America	3,900	341,796
		2,091,842
Personal Care Products - 0.3%
Edgewell Personal Care Co	48,394	1,626,038
Herbalife Ltd (b)	33,179	221,968
Honest Co Inc/The (b)	49,207	341,005
Medifast Inc (b)	10,750	189,415
Nature's Sunshine Products Inc (b)	9,768	143,199
Nu Skin Enterprises Inc Class A	49,279	339,532
Olaplex Holdings Inc (b)	140,617	243,267
USANA Health Sciences Inc (b)	11,334	406,777
Veru Inc (b)	31,753	20,655
Waldencast plc Class A (b)	25,038	100,653
		3,632,509
Tobacco - 0.1%
Turning Point Brands Inc	2,415	145,142
Universal Corp/VA	24,293	1,332,228
		1,477,370
TOTAL CONSUMER STAPLES		29,692,686

Energy - 6.0%
Energy Equipment & Services - 1.8%
Bristow Group Inc (b)	24,315	834,005
DMC Global Inc (b)	14,578	107,148
Drilling Tools International Corp (b)	5,126	16,761
Expro Group Holdings NV (b)	94,616	1,179,862
Forum Energy Technologies Inc (b)	10,791	167,153
Geospace Technologies Corp (b)	12,293	123,176
Helix Energy Solutions Group Inc (b)	115,973	1,080,868
Helmerich & Payne Inc	96,994	3,105,748
Innovex International Inc (b)	34,352	479,897
Kodiak Gas Services Inc	23,616	964,241
Liberty Energy Inc Class A	149,971	2,982,923
Mammoth Energy Services Inc (b)	24,771	74,313
Nabors Industries Ltd (b)	6,261	357,941
Natural Gas Services Group Inc (b)	8,338	223,458
Noble Corp PLC	48,515	1,523,371
NPK International Inc (b)	84,157	645,484
Oil States International Inc (b)	59,389	300,508
Patterson-UTI Energy Inc	390,019	3,221,557
ProFrac Holding Corp Class A (b)(c)	22,026	170,922
ProPetro Holding Corp (b)	86,620	808,165
Ranger Energy Services Inc Class A	15,681	242,742
RPC Inc (c)	86,708	515,046
SEACOR Marine Holdings Inc (b)	22,784	149,463
Select Water Solutions Inc Class A	91,632	1,213,208
Solaris Energy Infrastructure Inc Class A	25,225	725,976
Transocean Ltd (b)(c)	728,873	2,733,274
Valaris Ltd (b)	22,379	990,047
		24,937,257
Oil, Gas & Consumable Fuels - 4.2%
Aemetis Inc (b)(c)	35,187	94,653
Amplify Energy Corp (b)	38,023	228,138
Berry Corp	55,375	228,699
California Resources Corp	69,111	3,586,170
Centrus Energy Corp Class A (b)(c)	4,185	278,763
Chord Energy Corp warrants 9/1/2025 (b)	405	1,376
Clean Energy Fuels Corp (b)	169,825	426,261
CNX Resources Corp (b)	146,190	5,360,787
Comstock Resources Inc	92,386	1,683,273
CONSOL Energy Inc	29,322	3,128,071
Crescent Energy Co Class A (c)	121,011	1,767,971
CVR CHC LP	3,750	70,275
Delek US Holdings Inc	45,871	848,614
DHT Holdings Inc	136,264	1,265,893
Diversified Energy Co PLC (United States) (f)	44,944	755,059
Dorian LPG Ltd	18,244	444,606
Energy Fuels Inc/Canada (United States) (b)(c)	188,351	966,241
Evolution Petroleum Corp	23,229	121,488
Excelerate Energy Inc Class A	17,159	519,060
FutureFuel Corp	26,894	142,269
Granite Ridge Resources Inc	53,147	343,330
Green Plains Inc (b)	64,036	607,061
Gulfport Energy Corp (b)	6,234	1,148,303
Hallador Energy Co (b)	25,578	292,868
HighPeak Energy Inc Class A (c)	14,514	213,356
International Seaways Inc	41,135	1,478,392
Kinetik Holdings Inc Class A	34,845	1,976,060
Magnolia Oil & Gas Corp Class A	13,330	311,655
Murphy Oil Corp	143,882	4,353,869
NACCO Industries Inc Class A	3,925	117,044
Nordic American Tankers Ltd	206,997	517,493
Northern Oil & Gas Inc	93,627	3,479,179
Par Pacific Holdings Inc (b)	54,231	888,846
PBF Energy Inc Class A	100,291	2,662,726
Peabody Energy Corp	126,903	2,657,349
PrimeEnergy Resources Corp (b)	686	150,639
REX American Resources Corp (b)	12,030	501,531
Riley Exploration Permian Inc	9,807	313,039
Ring Energy Inc (b)	148,501	201,961
SandRidge Energy Inc	31,934	373,947
Sitio Royalties Corp Class A	81,584	1,564,781
SM Energy Co	95,277	3,692,937
Talos Energy Inc (b)	144,844	1,406,435
Ur-Energy Inc (United States) (b)	33,491	38,514
VAALCO Energy Inc	95,358	416,714
Vital Energy Inc (b)(c)	28,347	876,489
Vitesse Energy Inc	25,182	629,550
World Kinect Corp	51,179	1,407,934
		54,539,669
TOTAL ENERGY		79,476,926

Financials - 28.2%
Banks - 19.3%
1st Source Corp	18,459	1,077,636
ACNB Corp	8,256	328,836
Amalgamated Financial Corp	18,017	603,029
Amerant Bancorp Inc Class A	36,836	825,495
Ameris Bancorp	66,010	4,130,246
Ames National Corp	8,724	143,335
Arrow Financial Corp	16,552	475,208
Associated Banc-Corp	161,748	3,865,777
Atlantic Union Bankshares Corp	89,934	3,406,700
Axos Financial Inc (b)	48,924	3,417,341
Banc of California Inc	139,242	2,152,681
BancFirst Corp	17,614	2,064,009
Bancorp Inc/The (b)	2,469	129,942
Bank First Corp	9,611	952,354
Bank of Hawaii Corp	39,379	2,805,360
Bank of Marin Bancorp	15,721	373,688
Bank7 Corp	3,822	178,335
BankUnited Inc	74,891	2,858,589
Bankwell Financial Group Inc	6,520	203,098
Banner Corp	34,515	2,304,567
Bar Harbor Bankshares	15,038	459,862
BayCom Corp	10,212	274,090
BCB Bancorp Inc	14,585	172,686
Berkshire Hills Bancorp Inc	43,170	1,227,323
Blue Foundry Bancorp (b)	18,543	181,907
Bridgewater Bancshares Inc (b)	19,159	258,838
Brookline Bancorp Inc	88,677	1,046,389
Burke & Herbert Financial Services Corp	13,564	845,851
Business First Bancshares Inc	24,091	619,139
Byline Bancorp Inc	30,923	896,767
Cadence Bank	182,535	6,288,331
California BanCorp (b)	24,118	398,912
Camden National Corp	14,517	620,457
Capital Bancorp Inc	9,098	259,293
Capital City Bank Group Inc	13,834	507,016
Capitol Federal Financial Inc	124,176	733,880
Carter Bankshares Inc (b)	22,608	397,675
Cathay General Bancorp	69,961	3,330,843
Central Pacific Financial Corp	26,823	779,208
Chemung Financial Corp	3,211	156,729
ChoiceOne Financial Services Inc	8,399	299,340
Citizens & Northern Corp	14,919	277,493
Citizens Financial Services Inc	4,248	268,941
City Holding Co	13,477	1,596,755
Civista Bancshares Inc	15,155	318,861
CNB Financial Corp/PA	20,664	513,707
Coastal Financial Corp/WA Class A (b)	625	53,068
Colony Bankcorp Inc	16,240	262,114
Columbia Financial Inc (b)	25,138	397,432
Community Financial System Inc	52,569	3,242,456
Community Trust Bancorp Inc	15,482	821,010
Community West Bancshares	16,959	328,496
Connectone Bancorp Inc	36,416	834,291
CrossFirst Bankshares Inc (b)	45,242	685,416
Customers Bancorp Inc (b)	29,592	1,440,539
CVB Financial Corp	132,919	2,845,796
Dime Community Bancshares Inc	35,666	1,096,195
Eagle Bancorp Inc	29,694	772,935
Eastern Bankshares Inc	193,290	3,334,253
Enterprise Bancorp Inc/MA	9,847	389,350
Enterprise Financial Services Corp	37,253	2,101,069
Equity Bancshares Inc Class A	14,253	604,612
Esquire Financial Holdings Inc	1,004	79,817
ESSA Bancorp Inc	8,447	164,717
Farmers & Merchants Bancorp Inc/Archbold OH	12,759	375,753
Farmers National Banc Corp	37,000	526,140
FB Financial Corp	35,591	1,833,292
Fidelity D&D Bancorp Inc	4,823	235,362
Financial Institutions Inc	15,235	415,763
First Bancorp Inc/The	10,960	299,756
First Bancorp/Southern Pines NC	40,323	1,773,002
First Bancshares Inc/The	30,648	1,072,680
First Bank/Hamilton NJ	20,743	291,854
First Busey Corp	53,609	1,263,564
First Business Financial Services Inc	7,380	341,620
First Commonwealth Financial Corp	101,581	1,718,751
First Community Bankshares Inc	17,001	707,922
First Financial Bancorp	95,072	2,555,535
First Financial Corp/IN	11,467	529,661
First Financial Northwest Inc	6,579	142,764
First Foundation Inc	45,350	281,624
First Interstate BancSystem Inc Class A	80,225	2,604,906
First Interstate Bank of Calif	4,751	170,988
First Merchants Corp	58,466	2,332,209
First Mid Bancshares Inc	22,936	844,504
First of Long Island Corp/The	21,329	249,123
First Western Financial Inc (b)	5,454	106,625
Five Star Bancorp	16,728	503,346
Flagstar Financial Inc (c)	254,129	2,371,024
Flushing Financial Corp	27,442	391,872
FS Bancorp Inc	6,711	275,554
Fulton Financial Corp	181,898	3,506,993
FVCBankcorp Inc (b)	16,676	209,617
German American Bancorp Inc	28,439	1,143,817
Glacier Bancorp Inc	114,272	5,738,740
Great Southern Bancorp Inc	8,549	510,375
Guaranty Bancshares Inc/TX	7,884	272,786
Hancock Whitney Corp	87,132	4,767,863
Hanmi Financial Corp	30,385	717,694
Harborone Northeast Bancorp Inc	37,645	445,340
HBT Financial Inc	12,939	283,364
Heartland Financial USA Inc	42,564	2,609,386
Heritage Commerce Corp	59,831	561,215
Heritage Financial Corp Wash	34,132	836,234
Hilltop Holdings Inc	46,281	1,325,025
Hingham Institution For Savings The (c)	1,559	396,204
Home Bancorp Inc	6,968	321,991
Home BancShares Inc/AR	186,721	5,284,204
HomeStreet Inc (b)	17,726	202,431
HomeTrust Bancshares Inc	14,616	492,267
Hope Bancorp Inc	115,674	1,421,633
Horizon Bancorp Inc/IN	43,180	695,630
Independent Bank Corp	42,667	2,738,795
Independent Bank Corp/MI	20,001	696,635
Independent Bank Group Inc	36,241	2,198,741
International Bancshares Corp	54,261	3,427,125
Investar Holding Corp	8,870	194,785
John Marshall Bancorp Inc	12,307	247,125
Kearny Financial Corp/MD	54,470	385,648
Lakeland Financial Corp	23,581	1,621,430
LCNB Corp	12,806	193,755
LINKBANCORP Inc	23,205	173,573
Live Oak Bancshares Inc	4,564	180,506
Mercantile Bank Corp	15,737	700,139
Metrocity Bankshares Inc	16,920	540,594
Metropolitan Bank Holding Corp (b)	10,579	617,814
Mid Penn Bancorp Inc	15,080	434,907
Middlefield Banc Corp	7,210	202,241
Midland States Bancorp Inc	20,596	502,542
MidWestOne Financial Group Inc	18,394	535,633
MVB Financial Corp	11,425	236,498
National Bank Holdings Corp Class A	37,094	1,597,268
National Bankshares Inc VA	5,805	166,662
NB Bancorp Inc	38,867	701,938
Nbt Bancorp Inc	46,229	2,207,897
Nicolet Bankshares Inc	10,397	1,090,749
Northeast Bank	6,986	640,826
Northeast Community Bancorp Inc	12,369	302,546
Northfield Bancorp Inc	37,794	439,166
Northrim BanCorp Inc	5,347	416,745
Northwest Bancshares Inc	129,049	1,702,156
Norwood Financial Corp	7,430	202,133
Oak Valley Bancorp	6,920	202,410
OceanFirst Financial Corp	57,268	1,036,551
Old National Bancorp/IN	315,263	6,842,783
Old Second Bancorp Inc	43,370	771,119
Orange County Bancorp Inc	5,131	285,130
Origin Bancorp Inc	29,366	977,594
Orrstown Financial Services Inc	18,631	682,081
Pacific Premier Bancorp Inc	96,205	2,397,429
Park National Corp	14,482	2,482,649
Parke Bancorp Inc	10,452	214,371
Pathward Financial Inc	18,102	1,331,945
PCB Bancorp	10,762	217,823
Peapack-Gladstone Financial Corp	16,615	532,511
Peoples Bancorp Inc/OH	34,779	1,102,147
Peoples Bancorp of North Carolina Inc	4,454	139,188
Peoples Financial Services Corp	7,024	359,488
Pioneer Bancorp Inc/NY (b)	11,518	132,687
Plumas Bancorp	5,522	260,970
Ponce Financial Group Inc (b)	18,807	244,491
Preferred Bank/Los Angeles CA	12,474	1,077,504
Premier Financial Corp	35,703	912,926
Primis Financial Corp	19,515	227,545
Princeton Bancorp Inc	5,481	188,711
Provident Bancorp Inc (b)	15,265	174,021
Provident Financial Services Inc	126,357	2,384,357
QCR Holdings Inc	16,249	1,310,319
RBB Bancorp	15,905	325,893
Red River Bancshares Inc	4,397	237,350
Renasant Corp	62,644	2,239,523
Republic Bancorp Inc/KY Class A	8,319	581,249
S&T Bancorp Inc	38,387	1,467,151
Sandy Spring Bancorp Inc	44,069	1,485,566
Seacoast Banking Corp of Florida	84,763	2,333,525
ServisFirst Bancshares Inc	36,537	3,096,145
Shore Bancshares Inc	27,134	430,074
Sierra Bancorp	13,090	378,563
Simmons First National Corp Class A	124,394	2,759,059
SmartFinancial Inc	15,759	488,214
South Plains Financial Inc	11,653	404,942
Southern First Bancshares Inc (b)	7,484	297,489
Southern Missouri Bancorp Inc	9,541	547,367
Southern States Bancshares Inc	8,362	278,538
Southside Bancshares Inc	28,910	918,182
SouthState Corp	76,321	7,592,413
Stellar Bancorp Inc	49,456	1,402,078
Sterling Bancorp Inc/MI (b)	20,570	97,912
Stock Yards Bancorp Inc	25,740	1,843,241
Texas Capital Bancshares Inc (b)	46,385	3,627,307
Third Coast Bancshares Inc (b)	11,290	383,296
Timberland Bancorp Inc/WA	7,583	231,357
Tompkins Financial Corp	12,854	871,887
Towne Bank/Portsmouth VA	70,683	2,407,463
TriCo Bancshares	32,216	1,407,839
Triumph Financial Inc (b)	1,859	168,946
TrustCo Bank Corp NY	18,584	619,033
Trustmark Corp	60,685	2,146,428
UMB Financial Corp	44,938	5,071,703
United Bankshares Inc/WV	132,766	4,985,363
United Community Banks Inc/GA	120,214	3,884,114
Unity Bancorp Inc	7,008	305,619
Univest Financial Corp	28,937	853,931
USCB Financial Holdings Inc	7,342	130,321
Valley National Bancorp	469,607	4,254,639
Veritex Holdings Inc	52,774	1,433,342
Virginia National Bankshares Corp	4,733	180,801
WaFd Inc	67,071	2,162,369
Washington Trust Bancorp Inc	17,093	535,866
WesBanco Inc	57,623	1,875,052
West BanCorp Inc	16,230	351,380
Westamerica BanCorp	25,929	1,360,235
WSFS Financial Corp	59,191	3,144,818
		253,820,993
Capital Markets - 0.7%
AlTi Global Inc Class A (b)	35,096	154,773
BGC Group Inc Class A	365,440	3,310,887
Diamond Hill Investment Group Inc	456	70,726
DigitalBridge Group Inc Class A	117,068	1,320,527
Donnelley Financial Solutions Inc (b)	9,162	574,732
Forge Global Holdings Inc Class A (b)	118,412	110,230
GCM Grosvenor Inc Class A	5,489	67,350
MarketWise Inc Class A	44,744	25,392
P10 Inc Class A	5,916	74,601
Silvercrest Asset Management Group Inc Class A	9,762	179,523
StoneX Group Inc (b)	24,753	2,425,051
Value Line Inc	131	6,917
Virtus Invt Partners Inc	1,143	252,123
		8,572,832
Consumer Finance - 1.1%
Atlanticus Holdings Corp (b)	5,185	289,219
Bread Financial Holdings Inc	49,822	3,042,131
Consumer Portfolio Services Inc (b)	7,863	85,392
Encore Capital Group Inc (b)(c)	23,278	1,111,990
Enova International Inc (b)	25,486	2,443,598
Green Dot Corp Class A (b)	54,268	577,412
LendingClub Corp (b)	111,129	1,799,179
Lendingtree Inc (b)	776	30,070
Medallion Financial Corp	18,787	176,410
Navient Corp	76,109	1,011,489
Nelnet Inc Class A	14,170	1,513,498
PRA Group Inc (b)	38,724	808,944
PROG Holdings Inc	34,246	1,447,236
Regional Management Corp	7,333	249,175
World Acceptance Corp (b)	226	25,411
		14,611,154
Financial Services - 3.1%
Acacia Research Corp (b)	38,084	165,285
Alerus Financial Corp	21,464	412,967
Burford Capital Ltd (United States)	201,100	2,564,025
Cannae Holdings Inc	56,010	1,112,359
Cantaloupe Inc (b)	3,099	29,471
Cass Information Systems Inc	2,238	91,557
Compass Diversified Holdings	67,208	1,551,161
Enact Holdings Inc	29,082	941,675
Essent Group Ltd	104,718	5,700,849
Federal Agricultural Mortgage Corp Class C	980	193,011
HA Sustainable Infrastructure Capital Inc	116,213	3,117,995
I3 Verticals Inc Class A (b)	22,053	508,101
Jackson Financial Inc	75,104	6,540,057
Marqeta Inc Class A (b)	64,773	245,490
Merchants Bancorp/IN	18,232	664,921
Mr Cooper Group Inc (b)	39,948	3,835,407
NewtekOne Inc	24,973	318,905
NMI Holdings Inc (b)	72,990	2,683,112
Onity Group Inc (b)	6,159	189,143
Payoneer Global Inc (b)	69,732	700,109
Paysafe Ltd (b)	32,288	552,125
PennyMac Financial Services Inc	12,009	1,226,599
Radian Group Inc	152,106	4,824,802
Repay Holdings Corp Class A (b)	87,063	664,291
Sezzle Inc (b)	248	63,438
SWK Holdings Corp (b)	3,033	48,103
Velocity Financial Inc (b)(c)	8,159	159,590
Walker & Dunlop Inc	8,952	870,224
Waterstone Financial Inc	15,975	214,704
		40,189,476
Insurance - 2.2%
Ambac Financial Group Inc/Old (b)	44,715	565,645
American Coastal Insurance Corp	13,908	187,202
Amerisafe Inc	10,991	566,476
Bowhead Specialty Holdings Inc	8,699	308,988
CNO Financial Group Inc	105,355	3,920,260
Donegal Group Inc Class A	15,698	242,848
Employers Holdings Inc	24,719	1,266,354
Enstar Group Ltd (b)	12,660	4,077,153
F&G Annuities & Life Inc	17,447	723,004
Genworth Financial Inc Class A (b)	427,679	2,989,476
GoHealth Inc Class A (b)	4,502	60,281
Greenlight Capital Re Ltd Class A (b)	27,460	384,440
Heritage Insurance Holdings Inc (b)	23,145	280,055
Hippo Holdings Inc (b)	20,238	541,771
Horace Mann Educators Corp	41,194	1,616,041
Investors Title Co	1,192	282,218
James River Group Holdings Ltd	37,586	183,044
Lemonade Inc (b)(c)	9,326	342,078
Maiden Holdings Ltd (b)	85,226	144,031
MBIA Inc (c)	43,953	283,936
Mercury General Corp	23,564	1,566,535
NI Holdings Inc (b)	7,545	118,456
ProAssurance Corp (b)	50,846	808,960
Safety Insurance Group Inc	14,754	1,215,730
Selective Insurance Group Inc	9,112	852,154
Selectquote Inc (b)	136,088	506,247
Skyward Specialty Insurance Group Inc (b)	28,578	1,444,332
Stewart Information Services Corp	27,170	1,833,703
Tiptree Inc Class A	19,353	403,704
United Fire Group Inc	21,006	597,621
Universal Insurance Holdings Inc	19,744	415,809
		28,728,552
Mortgage Real Estate Investment Trusts (REITs) - 1.8%
AG Mortgage Investment Trust Inc	24,367	162,041
Angel Oak Mortgage REIT Inc	9,501	88,169
Apollo Commercial Real Estate Finance Inc	141,311	1,223,753
Arbor Realty Trust Inc (c)	185,973	2,575,726
Ares Commercial Real Estate Corp	54,667	321,989
ARMOUR Residential REIT Inc	57,695	1,088,128
Blackstone Mortgage Trust Inc Class A	175,478	3,055,072
Brightspire Capital Inc Class A	133,192	751,203
Chimera Investment Corp	81,048	1,134,672
Claros Mortgage Trust Inc	88,961	402,104
Dynex Capital Inc	79,823	1,009,761
Ellington Financial Inc	85,356	1,034,515
Franklin BSP Realty Trust Inc	85,341	1,070,176
Granite Point Mortgage Trust Inc	51,318	143,177
Invesco Mortgage Capital Inc	58,103	467,729
Kkr Real Estate Finance Trust Inc	44,469	449,137
Ladder Capital Corp Class A	116,183	1,300,088
MFA Financial Inc	105,798	1,078,082
New York Mortgage Trust Inc	93,056	563,919
Nexpoint Real Estate Finance Inc	8,208	128,784
Orchid Island Capital Inc	80,071	622,952
Pennymac Mortgage Investment Trust	88,520	1,114,467
Ready Capital Corp	164,953	1,124,979
Redwood Trust Inc	132,270	863,723
Seven Hills Realty Trust	14,680	192,014
Sunrise Realty Trust Inc	6,113	86,071
TPG RE Finance Trust Inc	61,718	524,603
Two Harbors Investment Corp	105,427	1,247,201
		23,824,235
TOTAL FINANCIALS		369,747,242

Health Care - 8.7%
Biotechnology - 3.9%
2seventy bio Inc (b)	48,864	143,660
4D Molecular Therapeutics Inc (b)	18,170	101,207
89bio Inc (b)	84,123	657,842
Absci Corp (b)(c)	22,318	58,473
ACELYRIN Inc (b)	72,641	228,093
Achieve Life Sciences Inc (b)	14,213	50,030
Acrivon Therapeutics Inc (b)	11,585	69,742
Acumen Pharmaceuticals Inc (b)	41,152	70,781
Adverum Biotechnologies Inc (b)	21,186	98,939
Agenus Inc (b)	19,220	52,663
Agios Pharmaceuticals Inc (b)	56,669	1,862,143
Akebia Therapeutics Inc (b)	186,653	354,641
Akero Therapeutics Inc (b)	56,618	1,575,113
Aldeyra Therapeutics Inc (b)	44,646	222,784
Allogene Therapeutics Inc (b)	128,886	274,527
Altimmune Inc (b)(c)	32,190	232,090
Anavex Life Sciences Corp (b)(c)	55,606	597,208
Anika Therapeutics Inc (b)	10,288	169,340
Annexon Inc (b)	98,201	503,771
Applied Therapeutics Inc (b)	37,850	32,407
Arbutus Biopharma Corp (b)	9,978	32,628
Arcturus Therapeutics Holdings Inc (b)	2,860	48,534
ArriVent Biopharma Inc	11,207	298,554
Astria Therapeutics Inc (b)	6,881	61,516
Atossa Therapeutics Inc (b)(c)	103,648	97,854
Aura Biosciences Inc (b)	46,433	381,679
Avid Bioservices Inc (b)(c)	3,422	42,262
Beam Therapeutics Inc (b)	76,738	1,903,102
Bicara Therapeutics Inc (c)	8,530	148,593
Black Diamond Therapeutics Inc (b)	13,236	28,325
Bluebird Bio Inc (b)(c)	9,971	83,158
Boundless Bio Inc (b)	6,383	18,511
Bridgebio Pharma Inc (b)	53,071	1,456,268
C4 Therapeutics Inc (b)	60,748	218,693
Cabaletta Bio Inc (b)(c)	35,168	79,831
CAMP4 Therapeutics Corp	3,009	15,707
Capricor Therapeutics Inc (b)(c)	5,693	78,563
Cardiff Oncology Inc (b)(c)	25,338	109,967
CareDx Inc (b)	39,623	848,328
Cargo Therapeutics Inc (b)(c)	30,905	445,650
Caribou Biosciences Inc (b)	82,255	130,785
Cartesian Therapeutics Inc rights (b)(e)	65,209	28,040
Celcuity Inc (b)	1,423	18,627
Celldex Therapeutics Inc (b)	12,015	303,619
Century Therapeutics Inc (b)(c)	45,928	46,387
CG oncology Inc	18,622	534,079
Chinook Therapeutics Inc rights (b)(e)	488	0
Cibus Inc Class A (b)	18,196	50,585
Climb Bio Inc (b)(c)	27,113	48,803
Cogent Biosciences Inc (b)	6,587	51,379
Coherus Biosciences Inc (b)(c)	84,060	116,003
Compass Therapeutics Inc (b)	104,332	151,281
Corbus Pharmaceuticals Holdings Inc (b)(c)	4,677	55,189
Cullinan Therapeutics Inc (b)	5,734	69,840
Cytokinetics Inc (b)	103,739	4,879,884
Day One Biopharmaceuticals Inc (b)	5,418	68,646
Denali Therapeutics Inc (b)	53,319	1,086,641
Design Therapeutics Inc (b)(c)	31,352	193,442
Dianthus Therapeutics Inc (b)	22,177	483,459
Disc Medicine Inc (b)	17,575	1,114,255
Dynavax Technologies Corp (b)	26,580	339,427
Editas Medicine Inc (b)(c)	81,260	103,200
Elevation Oncology Inc (b)	19,883	11,186
Enanta Pharmaceuticals Inc (b)	19,642	112,942
Entrada Therapeutics Inc (b)	24,541	424,314
Erasca Inc (b)(c)	184,517	463,138
Fate Therapeutics Inc (b)	102,446	169,036
Foghorn Therapeutics Inc (b)	10,874	51,325
Galectin Therapeutics Inc (b)(c)	6,940	8,953
Generation Bio CO (b)	49,901	52,895
Geron Corp (b)	181,074	641,002
Gyre Therapeutics Inc (b)(c)	6,298	76,206
Heron Therapeutics Inc (b)(c)	108,733	166,361
HilleVax Inc (b)	22,190	45,933
IGM Biosciences Inc (b)(c)	1,325	8,096
ImmunityBio Inc (b)(c)	33,007	84,498
Inhibrx Biosciences Inc	4,778	73,581
Inovio Pharmaceuticals Inc (b)(c)	25,748	47,119
Inozyme Pharma Inc (b)	52,601	145,705
Intellia Therapeutics Inc (b)	101,816	1,187,175
Invivyd Inc (b)	77,343	34,271
Ironwood Pharmaceuticals Inc Class A (b)	92,593	410,187
iTeos Therapeutics Inc (b)	26,197	201,193
Kodiak Sciences Inc (b)	32,639	324,758
Korro Bio Inc (b)	4,446	169,259
Kyverna Therapeutics Inc	10,179	38,069
LENZ Therapeutics Inc (c)	12,594	363,589
Lexeo Therapeutics Inc (b)	1,149	7,560
Lexicon Pharmaceuticals Inc (b)	70,867	52,335
Lyell Immunopharma Inc (b)	165,998	106,239
MacroGenics Inc (b)	9,038	29,374
MannKind Corp (b)	62,073	399,129
MeiraGTx Holdings plc (b)	15,382	93,676
Mersana Therapeutics Inc (b)	53,593	76,638
Metagenomi Inc	10,825	39,078
MiMedx Group Inc (b)	62,519	601,433
Mineralys Therapeutics Inc (b)	22,288	274,365
Monte Rosa Therapeutics Inc (b)	41,216	286,039
Myriad Genetics Inc (b)	89,682	1,229,540
Neurogene Inc (b)	4,833	110,482
Nkarta Inc (b)	54,199	134,956
Novavax Inc (b)(c)	35,125	282,405
Nurix Therapeutics Inc (b)	21,942	413,387
Olema Pharmaceuticals Inc (b)	30,202	176,078
OmniAb Operations Inc (b)(e)	3,625	6,924
OmniAb Operations Inc (b)(e)	3,625	7,794
Organogenesis Holdings Inc Class A (b)	64,082	205,062
ORIC Pharmaceuticals Inc (b)(c)	47,895	386,513
Outlook Therapeutics Inc (b)(c)	5,727	10,824
PepGen Inc (b)	1,856	7,034
Perspective Therapeutics Inc (b)	10,021	31,967
Poseida Therapeutics Inc (b)	49,262	472,915
Precigen Inc (b)(c)	123,532	138,356
Prelude Therapeutics Inc (b)(c)	13,269	16,918
ProKidney Corp Class A (b)	25,768	43,548
PTC Therapeutics Inc (b)	18,267	824,572
Puma Biotechnology Inc (b)	27,889	85,061
Pyxis Oncology Inc (b)	47,984	74,855
Q32 Bio Inc (b)(c)	6,039	20,774
RAPT Therapeutics Inc (b)	27,958	44,174
REGENXBIO Inc (b)	46,037	355,866
Regulus Therapeutics Inc (b)	45,656	72,136
Relay Therapeutics Inc (b)	122,489	504,655
Renovaro Inc (b)	42,513	35,520
Replimune Group Inc (b)	61,106	739,994
REVOLUTION Medicines Inc (b)	58,429	2,555,684
Rigel Pharmaceuticals Inc (b)	3,833	64,471
Sage Therapeutics Inc (b)	54,393	295,354
Savara Inc (b)(c)	22,535	69,182
Scholar Rock Holding Corp (b)	7,829	338,369
Shattuck Labs Inc (b)	12,746	15,423
Skye Bioscience Inc (b)	16,936	47,929
Solid Biosciences Inc (b)	20,733	82,932
Spyre Therapeutics Inc (b)	31,565	734,833
Summit Therapeutics Inc (b)(c)	4,947	88,279
Sutro Biopharma Inc (b)	81,396	149,769
Tenaya Therapeutics Inc (b)(c)	39,981	57,173
Tevogen Bio Holdings Inc Class A (b)(c)	8,341	8,591
Tourmaline Bio Inc (b)	23,113	468,732
Travere Therapeutics Inc (b)	75,693	1,318,572
TScan Therapeutics Inc (b)	12,966	39,417
Upstream Bio Inc	7,616	125,207
UroGen Pharma Ltd (b)(c)	8,616	91,760
Vanda Pharmaceuticals Inc (b)	55,864	267,589
Veracyte Inc (b)	77,091	3,052,804
Verve Therapeutics Inc (b)(c)	71,394	402,662
Vir Biotechnology Inc (b)	90,007	660,651
Viridian Therapeutics Inc (b)	19,562	375,004
Voyager Therapeutics Inc (b)	45,981	260,712
Werewolf Therapeutics Inc (b)	22,326	33,042
XBiotech Inc (b)	19,490	76,986
Xencor Inc (b)	36,511	839,023
XOMA Royalty Corp (b)	2,867	75,345
Zenas Biopharma Inc (c)	6,768	55,430
Zentalis Pharmaceuticals Inc (b)	57,588	174,492
Zymeworks Inc (b)	54,885	803,516
		50,964,648
Health Care Equipment & Supplies - 1.6%
Accuray Inc Del (b)	4,092	8,101
AngioDynamics Inc (b)	39,058	357,771
Artivion Inc (b)	9,289	265,573
AtriCure Inc (b)	16,548	505,707
Avanos Medical Inc (b)	45,627	726,382
Bioventus Inc (b)	24,698	259,329
Ceribell Inc	4,029	104,271
Embecta Corp	52,522	1,084,579
Fractyl Health Inc	12,708	26,178
ICU Medical Inc (b)	21,500	3,336,155
Inmode Ltd (b)	63,295	1,057,027
Inogen Inc (b)	23,299	213,652
Integer Holdings Corp (b)	9,993	1,324,272
Integra LifeSciences Holdings Corp (b)	67,770	1,537,024
LivaNova PLC (b)	51,375	2,379,176
Neogen Corp (b)(c)	218,823	2,656,511
Nevro Corp (b)	36,919	137,339
Omnicell Inc (b)	45,869	2,042,088
OraSure Technologies Inc (b)	72,132	260,397
Orchestra BioMed Holdings Inc (b)	14,463	57,852
Orthofix Medical Inc (b)	34,421	600,991
OrthoPediatrics Corp (b)	16,901	391,765
Pulse Biosciences Inc warrants 6/26/2029 (b)(c)	1,203	6,199
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	1,203	6,199
SI-BONE Inc (b)	7,988	111,992
Stereotaxis Inc (b)	4,228	9,639
Surmodics Inc (b)	4,713	186,635
Tactile Systems Technology Inc (b)	23,789	407,506
Utah Medical Products Inc	3,234	198,794
Varex Imaging Corp (b)	38,615	563,393
Zimvie Inc (b)	27,145	378,673
		21,201,170
Health Care Providers & Services - 1.5%
Accolade Inc (b)	48,204	164,858
AdaptHealth Corp (b)	57,587	548,228
Addus HomeCare Corp (b)	10,552	1,322,693
Ardent Health Partners Inc	3,928	67,090
Aveanna Healthcare Holdings Inc (b)	16,169	73,892
Brookdale Senior Living Inc (b)	27,037	135,996
Castle Biosciences Inc (b)	17,586	468,667
Community Health Systems Inc (b)	58,623	175,283
Concentra Group Holdings Parent Inc (c)	33,874	670,028
Cross Country Healthcare Inc (b)	32,662	593,142
DocGo Inc Class A (b)	83,005	351,941
Enhabit Inc (b)	44,386	346,655
Fulgent Genetics Inc (b)	20,663	381,646
GeneDx Holdings Corp Class A (b)	11,183	859,525
Innovage Holding Corp (b)	13,140	51,640
LifeStance Health Group Inc (b)	76,477	563,635
Modivcare Inc (b)	5,714	67,654
National HealthCare Corp	12,507	1,345,253
NeoGenomics Inc (b)	117,679	1,939,350
OPKO Health Inc (b)(c)	328,165	482,403
Option Care Health Inc (b)	91,375	2,119,901
Owens & Minor Inc (b)	64,076	837,473
Patterson Cos Inc	64,626	1,994,358
Pediatrix Medical Group Inc (b)	86,231	1,131,351
Performant Healthcare Inc (b)	22,458	67,823
Quipt Home Medical Corp (United States) (b)	38,215	116,556
Select Medical Holdings Corp	34,052	641,880
Sonida Senior Living Inc (b)	2,227	51,399
Surgery Partners Inc (b)	77,173	1,633,752
		19,204,072
Health Care Technology - 0.1%
Definitive Healthcare Corp Class A (b)	54,052	222,153
Health Catalyst Inc (b)	55,046	389,175
HealthStream Inc	16,047	510,295
LifeMD Inc (b)(c)	14,253	70,551
Teladoc Health Inc (b)	145,751	1,324,877
Waystar Holding Corp (b)	15,025	551,418
		3,068,469
Life Sciences Tools & Services - 0.4%
Adaptive Biotechnologies Corp (b)	116,323	697,356
BioLife Solutions Inc (b)	3,803	98,726
Codexis Inc (b)	71,888	342,906
Conduit Pharmaceuticals Inc Class A (b)	8,420	577
CryoPort Inc (b)	7,632	59,377
Cytek Biosciences Inc (b)	122,031	791,981
Harvard Bioscience Inc (b)	30,823	65,037
Lifecore Biomedical Inc (b)	22,053	163,854
MaxCyte Inc (United States) (b)	105,222	437,724
Mesa Laboratories Inc	3,442	453,897
Nautilus Biotechnology Inc Class A (b)	47,505	79,808
OmniAb Inc (b)(c)	81,045	286,899
Pacific Biosciences of California Inc (b)(c)	275,929	504,950
Quanterix Corp (b)	31,087	330,455
Quantum-Si Inc Class A (b)(c)	102,846	277,684
Standard BioTools Inc (b)(c)	230,893	404,063
		4,995,294
Pharmaceuticals - 1.2%
Alto Neuroscience Inc	8,160	34,517
Alumis Inc (c)	6,389	50,218
Amneal Intermediate Inc Class A (b)	24,305	192,496
ANI Pharmaceuticals Inc (b)	5,391	298,014
Aquestive Therapeutics Inc (b)(c)	54,138	192,731
Atea Pharmaceuticals Inc (b)	74,381	249,176
BioAge Labs Inc	5,407	31,307
Biote Corp Class A (b)	1,082	6,687
Contineum Therapeutics Inc Class A	4,235	62,043
CorMedix Inc (b)(c)	5,828	47,207
Enliven Therapeutics Inc (b)	1,790	40,275
Esperion Therapeutics Inc New (b)(c)	138,806	305,373
EyePoint Pharmaceuticals Inc (b)	35,830	266,934
Fulcrum Therapeutics Inc (b)	35,984	169,125
Innoviva Inc (b)(c)	49,830	864,551
Ligand Pharmaceuticals Inc (b)	17,356	1,859,695
Lyra Therapeutics Inc (b)	18,727	3,865
MBX Biosciences Inc	5,011	92,353
Nektar Therapeutics (b)	180,100	167,493
Novartis AG rights (b)(e)	31,059	0
Nuvation Bio Inc Class A (b)	181,745	483,442
Omeros Corp (b)	36,946	365,026
Pacira BioSciences Inc (b)	42,569	802,000
Phathom Pharmaceuticals Inc (b)	30,776	249,901
Phibro Animal Health Corp Class A	15,729	330,309
Pliant Therapeutics Inc (b)	57,386	755,774
Prestige Consumer Healthcare Inc (b)	49,567	3,870,687
Rapport Therapeutics Inc (b)	4,287	76,051
Septerna Inc	8,127	186,108
SIGA Technologies Inc	12,209	73,376
Supernus Pharmaceuticals Inc (b)	46,637	1,686,394
Telomir Pharmaceuticals Inc (b)	8,617	35,502
Terns Pharmaceuticals Inc (b)	66,913	370,698
Theravance Biopharma Inc (b)	36,736	345,686
Third Harmonic Bio Inc (b)(c)	19,866	204,421
Trevi Therapeutics Inc (b)	23,560	97,067
Ventyx Biosciences Inc (b)	61,768	135,272
WaVe Life Sciences Ltd (b)	13,485	166,809
Zevra Therapeutics Inc (b)	25,165	209,876
		15,378,459
TOTAL HEALTH CARE		114,812,112

Industrials - 12.5%
Aerospace & Defense - 0.9%
AAR Corp (b)	27,871	1,707,935
AerSale Corp (b)	33,341	210,048
Archer Aviation Inc Class A (b)	12,853	125,317
Astronics Corp (b)	28,853	460,494
Ducommun Inc (b)	13,525	861,002
Intuitive Machines Inc Class A (b)	28,974	526,168
Kratos Defense & Security Solutions Inc (b)	82,445	2,174,899
Mercury Systems Inc (b)	52,057	2,186,394
National Presto Industries Inc	5,231	514,835
Park Aerospace Corp	10,299	150,880
Redwire Corp Class A (b)(c)	16,732	275,409
Triumph Group Inc (b)	73,367	1,369,028
V2X Inc (b)	14,216	679,951
Virgin Galactic Holdings Inc Class A (b)(c)	24,589	144,583
		11,386,943
Air Freight & Logistics - 0.4%
Air Transport Services Group Inc (b)	51,349	1,128,651
Forward Air Corp Class A (c)	25,082	808,895
Hub Group Inc Class A	60,073	2,676,853
Radiant Logistics Inc (b)	35,864	240,288
		4,854,687
Building Products - 1.1%
American Woodmark Corp (b)	14,625	1,163,126
Apogee Enterprises Inc	14,955	1,067,937
AZZ Inc	5,054	414,024
Caesarstone Ltd (b)	20,800	88,400
Gibraltar Industries Inc (b)	16,082	947,230
Insteel Industries Inc	10,191	275,259
JELD-WEN Holding Inc (b)	55,065	450,982
Masterbrand Inc (b)	127,000	1,855,470
Quanex Building Products Corp	45,250	1,096,860
Resideo Technologies Inc (b)	146,160	3,368,988
UFP Industries Inc	26,445	2,979,029
Zurn Elkay Water Solutions Corp (c)	7,486	279,228
		13,986,533
Commercial Services & Supplies - 2.1%
ABM Industries Inc	63,268	3,238,057
ACCO Brands Corp	93,205	489,326
Aris Water Solutions Inc Class A	25,024	599,325
Bridger Aerospace Group Holdings Inc (b)(c)	7,872	16,767
BrightView Holdings Inc (b)	58,235	931,178
CompX International Inc Class A	678	17,730
CoreCivic Inc (b)	109,029	2,370,290
Deluxe Corp	44,137	997,055
Ennis Inc	25,511	538,027
Enviri Corp (b)	78,689	605,905
GEO Group Inc/The (b)	127,448	3,565,996
Healthcare Services Group Inc (b)	74,060	860,207
HNI Corp	24,784	1,248,370
Interface Inc	52,014	1,266,541
Matthews International Corp Class A	29,765	823,895
MillerKnoll Inc	70,053	1,582,497
NL Industries Inc	8,922	69,324
OPENLANE Inc (b)	106,985	2,122,582
Pitney Bowes Inc	114,210	826,880
Quad/Graphics Inc Class A	11,935	83,187
Steelcase Inc Class A	92,861	1,097,617
UniFirst Corp/MA	15,059	2,576,444
Virco Mfg. Corp	10,237	104,929
VSE Corp	14,789	1,406,434
		27,438,563
Construction & Engineering - 0.7%
Ameresco Inc Class A (b)	21,817	512,263
Arcosa Inc	48,536	4,695,373
Concrete Pumping Holdings Inc (b)	23,590	157,109
Fluor Corp (b)	14,277	704,142
Granite Construction Inc	7,801	684,226
Great Lakes Dredge & Dock Corp (b)	65,658	741,279
Matrix Service Co (b)	26,120	312,656
Northwest Pipe Co (b)	8,227	397,035
Orion Group Holdings Inc (b)	30,869	226,270
Primoris Services Corp	4,089	312,400
Southland Holdings Inc (b)	10,306	33,494
Tutor Perini Corp (b)	43,171	1,044,738
		9,820,985
Electrical Equipment - 0.7%
Allient Inc	13,562	329,285
Blink Charging Co (b)(c)	56,891	79,078
Bloom Energy Corp Class A (b)(c)	17,476	388,142
ChargePoint Holdings Inc Class A (b)(c)	177,544	189,972
Energy Vault Holdings Inc Class A (b)(c)	104,979	239,352
EnerSys	3,317	306,590
FuelCell Energy Inc (b)(c)	18,830	170,223
GrafTech International Ltd (b)	19,748	34,164
LSI Industries Inc	8,451	164,118
NANO Nuclear Energy Inc (c)	3,753	93,431
Net Power Inc Class A (b)(c)	21,708	229,888
NEXTracker Inc Class A (b)	37,086	1,354,752
Plug Power Inc (b)(c)	735,834	1,567,327
Preformed Line Products Co	2,308	294,939
SES AI Corp Class A (b)(c)	117,886	258,170
SolarMax Technology Inc (b)(c)	17,670	28,625
Solidion Technology Inc Class A (b)(c)	12,300	8,569
Stem Inc Class A (b)(c)	149,920	90,402
Sunrun Inc (b)(c)	219,416	2,029,599
Thermon Group Holdings Inc (b)	29,870	859,360
TPI Composites Inc (b)(c)	49,113	92,824
Ultralife Corp (b)	8,803	65,582
Vicor Corp (b)	10,286	497,020
		9,371,412
Ground Transportation - 0.4%
Covenant Logistics Group Inc Class A	6,553	357,204
Ftai Infrastructure Inc	100,663	730,814
Heartland Express Inc	26,601	298,463
Hertz Global Holdings Inc (b)(c)	122,722	449,163
Marten Transport Ltd	45,938	717,092
PAMT CORP (b)	5,264	86,224
Proficient Auto Logistics Inc	11,106	89,625
Universal Logistics Holdings Inc	4,328	198,828
Werner Enterprises Inc	53,961	1,938,280
		4,865,693
Machinery - 2.8%
3D Systems Corp (b)(c)	128,427	421,241
Albany International Corp Class A	23,702	1,895,449
Astec Industries Inc	22,789	765,710
Barnes Group Inc	46,487	2,196,976
Columbus McKinnon Corp/NY	28,415	1,058,175
Commercial Vehicle Group Inc (b)	33,514	83,114
Douglas Dynamics Inc	4,092	96,693
Eastern Co/The	5,269	139,839
Enpro Inc	18,821	3,245,681
ESCO Technologies Inc	13,270	1,767,697
Gencor Industries Inc (b)	10,404	183,631
Greenbrier Cos Inc/The	30,746	1,875,199
Helios Technologies Inc	10,586	472,559
Hillenbrand Inc	46,897	1,443,490
Hillman Solutions Corp Class A (b)	164,232	1,599,620
Hyliion Holdings Corp Class A (b)(c)	141,671	369,761
Hyster-Yale Inc Class A	4,630	235,806
John Bean Technologies Corp	43,806	5,567,743
Kennametal Inc	78,398	1,883,120
L B Foster Co Class A (b)	8,901	239,437
Lindsay Corp	5,497	650,350
Manitowoc Co Inc/The (b)	34,017	310,575
Mayville Engineering Co Inc (b)	12,002	188,671
Miller Industries Inc/TN	10,555	689,875
Mueller Industries Inc	8,442	669,957
Nikola Corp (b)	1	1
NN Inc (b)	46,013	150,463
Park-Ohio Holdings Corp	8,927	234,512
Proto Labs Inc (b)	25,302	989,055
REV Group Inc	11,349	361,693
Shyft Group Inc/The	31,748	372,722
Standex International Corp	2,754	514,970
Tennant CO	10,595	863,810
Terex Corp	66,894	3,091,841
Titan International Inc (b)	50,198	340,844
Trinity Industries Inc	6,753	237,030
Twin Disc Inc	11,667	137,087
Wabash National Corp	43,020	736,933
		36,081,330
Marine Transportation - 0.4%
Genco Shipping & Trading Ltd	42,962	598,890
Matson Inc	32,790	4,421,404
Pangaea Logistics Solutions Ltd	32,068	171,884
		5,192,178
Passenger Airlines - 0.6%
Allegiant Travel Co	15,559	1,464,413
Blade Air Mobility Inc (b)	58,714	249,534
JetBlue Airways Corp (b)	312,975	2,459,984
SkyWest Inc (b)	39,715	3,976,663
Sun Country Airlines Holdings Inc (b)	21,248	309,796
		8,460,390
Professional Services - 1.0%
Alight Inc Class A	420,129	2,907,293
Asure Software Inc (b)	24,308	228,738
Barrett Business Services Inc	2,249	97,697
BlackSky Technology Inc Class A (b)	25,146	271,325
Conduent Inc (b)	158,279	639,447
DLH Holdings Corp (b)	5,011	40,238
First Advantage Corp (b)	24,160	452,517
Forrester Research Inc (b)	11,714	183,558
Heidrick & Struggles International Inc	20,255	897,499
HireQuest Inc	1,387	19,640
IBEX Holdings Ltd (b)	8,403	180,580
Kelly Services Inc Class A	30,793	429,254
Korn Ferry	52,138	3,516,709
Mistras Group Inc (b)	21,209	192,154
NV5 Global Inc (b)	46,755	880,864
Planet Labs PBC Class A (b)	215,674	871,323
Resources Connection Inc	34,047	290,421
TrueBlue Inc (b)	28,912	242,861
TTEC Holdings Inc	19,121	95,414
Willdan Group Inc (b)	12,810	487,933
		12,925,465
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply Inc (b)	4,101	416,580
BlueLinx Holdings Inc (b)	8,147	832,298
Boise Cascade Co	20,442	2,429,736
Custom Truck One Source Inc Class A (b)	16,400	78,884
Distribution Solutions Group Inc (b)	1,174	40,385
DNOW Inc (b)	105,815	1,376,653
DXP Enterprises Inc/TX (b)	11,391	941,124
EVI Industries Inc	1,154	18,867
GATX Corp	35,731	5,536,876
GMS Inc (b)	3,930	333,382
H&E Equipment Services Inc	2,458	120,344
Hudson Technologies Inc (b)	38,189	213,095
Mrc Global Inc (b)	84,607	1,081,277
Rush Enterprises Inc Class A	60,832	3,332,985
Rush Enterprises Inc Class B	9,097	495,241
Titan Machinery Inc (b)	20,763	293,381
Willis Lease Finance Corp	2,881	597,952
		18,139,060
TOTAL INDUSTRIALS		162,523,239

Information Technology - 6.3%
Communications Equipment - 0.9%
ADTRAN Holdings Inc (b)	78,868	656,970
Applied Optoelectronics Inc (b)(c)	40,886	1,507,058
Aviat Networks Inc (b)	11,672	211,380
Calix Inc (b)	15,737	548,749
Clearfield Inc (b)	12,187	377,797
CommScope Holding Co Inc (b)	215,426	1,122,369
Digi International Inc (b)	35,747	1,080,632
Extreme Networks Inc (b)	60,013	1,004,618
Netgear Inc (b)	27,966	779,412
NetScout Systems Inc (b)	69,170	1,498,222
Ribbon Communications Inc (b)	91,698	381,464
Viasat Inc (b)(c)	124,000	1,055,240
Viavi Solutions Inc (b)	221,036	2,232,464
		12,456,375
Electronic Equipment, Instruments & Components - 2.5%
908 Devices Inc (b)	21,950	48,290
Aeva Technologies Inc (b)	24,257	115,221
Bel Fuse Inc Class A	2,404	216,552
Bel Fuse Inc Class B	9,764	805,237
Belden Inc	18,935	2,132,270
Benchmark Electronics Inc	35,876	1,628,770
CTS Corp	6,695	353,027
Daktronics Inc (b)	34,440	580,658
ePlus Inc (b)	8,622	636,993
FARO Technologies Inc (b)	19,433	492,821
Itron Inc (b)	4,386	476,232
Kimball Electronics Inc (b)	24,389	456,806
Knowles Corp (b)	87,315	1,740,188
Methode Electronics Inc	35,156	414,489
MicroVision Inc (b)(c)	99,991	130,988
Mirion Technologies Inc Class A (b)	180,227	3,144,962
nLight Inc (b)	43,545	456,787
OSI Systems Inc (b)	915	153,198
Ouster Inc Class A (b)	38,587	471,533
PAR Technology Corp (b)(c)	1,923	139,744
PC Connection Inc	11,625	805,264
Plexus Corp (b)	18,871	2,952,934
Powerfleet Inc NJ (b)	95,159	633,759
Richardson Electronics Ltd/United States	12,290	172,429
Rogers Corp (b)	18,843	1,914,637
Sanmina Corp (b)	53,825	4,072,939
ScanSource Inc (b)	23,875	1,132,869
SmartRent Inc Class A (b)	190,924	334,117
TTM Technologies Inc (b)	101,163	2,503,784
Vishay Intertechnology Inc	126,870	2,149,178
Vishay Precision Group Inc (b)	12,129	284,668
		31,551,344
IT Services - 0.4%
Applied Digital Corp (b)(c)	59,232	452,532
ASGN Inc (b)	33,655	2,804,809
BigBear.ai Holdings Inc (b)(c)	26,810	119,305
Core Scientific Inc	38,429	539,927
Fastly Inc Class A (b)	26,802	253,011
Grid Dynamics Holdings Inc (b)	14,208	315,986
Hackett Group Inc/The	2,545	78,182
Information Services Group Inc	36,912	123,286
Rackspace Technology Inc (b)	67,926	150,116
Unisys Corp (b)	66,169	418,850
		5,256,004
Semiconductors & Semiconductor Equipment - 1.1%
ACM Research Inc Class A (b)	15,950	240,845
Alpha & Omega Semiconductor Ltd (b)	23,891	884,684
Ambarella Inc (b)	18,049	1,312,884
CEVA Inc (b)	3,496	110,299
Cohu Inc (b)	46,240	1,234,608
Diodes Inc (b)	40,914	2,523,166
Everspin Technologies Inc (b)	3,237	20,684
Ichor Holdings Ltd (b)	22,582	727,592
MaxLinear Inc Class A (b)	4,514	89,287
Navitas Semiconductor Corp Class A (b)(c)	109,505	390,933
Penguin Solutions Inc (b)	52,073	999,281
Photronics Inc (b)	40,571	955,853
Rigetti Computing Inc Class A (b)(c)	158,033	2,411,584
Synaptics Inc (b)	36,707	2,801,478
Veeco Instruments Inc (b)	8,419	225,629
		14,928,807
Software - 1.2%
Adeia Inc	16,763	234,347
Aurora Innovation Inc Class A (b)(c)	442,938	2,790,510
Bit Digital Inc (b)(c)	120,901	354,240
Cerence Inc (b)	41,303	324,229
Cipher Mining Inc (b)	66,624	309,135
Commvault Systems Inc (b)	2,937	443,223
Consensus Cloud Solutions Inc (b)	18,000	429,480
CS Disco Inc (b)	10,734	53,563
Daily Journal Corp (b)	402	228,332
Digimarc Corp (b)(c)	921	34,491
Digital Turbine Inc (b)	97,906	165,461
E2open Parent Holdings Inc Class A (b)	203,735	541,935
EverCommerce Inc (b)	5,740	63,197
Life360 Inc (b)	1,933	79,775
Logility Supply Chain Solutions Inc Class A	32,122	355,912
MARA Holdings Inc (b)(c)	51,733	867,562
Meridianlink Inc (b)	13,101	270,536
NCR Voyix Corp (b)	12,949	179,214
Olo Inc Class A (b)	54,012	414,812
ON24 Inc (b)	26,805	173,160
OneSpan Inc	3,555	65,910
Ooma Inc (b)	21,971	308,912
Pagaya Technologies Ltd Class A (b)(c)	36,056	334,960
Prairie Operating Co (b)	471	3,259
Rekor Systems Inc (b)(c)	13,749	21,448
Rimini Street Inc (b)	47,264	126,195
Riot Platforms Inc (b)(c)	248,028	2,532,367
Roadzen Inc (b)	35,766	77,970
Silvaco Group Inc (b)(c)	1,167	9,429
SolarWinds Corp	54,384	774,972
SoundThinking Inc (b)	1,015	13,256
Telos Corp (b)	55,604	190,166
Terawulf Inc (b)(c)	18,002	101,891
Verint Systems Inc (b)	61,336	1,683,673
Xperi Inc (b)	46,070	473,139
		15,030,661
Technology Hardware, Storage & Peripherals - 0.2%
CompoSecure Inc Class A	3,326	50,988
Corsair Gaming Inc (b)	35,155	232,375
Diebold Nixdorf Inc (b)	25,417	1,093,948
Eastman Kodak Co (b)	60,778	399,311
Immersion Corp	31,393	274,061
Turtle Beach Corp (b)	6,833	118,279
Xerox Holdings Corp	117,194	987,945
		3,156,907
TOTAL INFORMATION TECHNOLOGY		82,380,098

Materials - 4.2%
Chemicals - 1.5%
AdvanSix Inc	25,783	734,558
American Vanguard Corp	25,236	116,843
Arq Inc (b)	24,602	186,237
Aspen Aerogels Inc (b)	48,456	575,657
Avient Corp	90,605	3,702,121
Core Molding Technologies Inc (b)	7,460	123,388
Danimer Scientific Inc warrants 7/15/2025 (b)	26,058	938
Ecovyst Inc (b)	116,012	886,332
HB Fuller Co	39,342	2,654,798
Innospec Inc	3,719	409,313
Intrepid Potash Inc (b)	10,759	235,837
Koppers Holdings Inc	19,753	639,997
Kronos Worldwide Inc	22,195	216,401
LSB Industries Inc (b)	52,525	398,665
Mativ Holdings Inc	54,449	593,494
Minerals Technologies Inc	31,758	2,420,277
Perimeter Solutions Inc	134,404	1,717,683
PureCycle Technologies Inc (b)(c)	100,382	1,028,916
Rayonier Advanced Materials Inc (b)	63,724	525,723
Sensient Technologies Corp	2,298	163,755
Stepan Co	19,129	1,237,646
Tronox Holdings PLC	119,280	1,201,150
Valhi Inc	2,479	57,984
		19,827,713
Construction Materials - 0.5%
Summit Materials Inc Class A (b)	121,271	6,136,313
Containers & Packaging - 0.4%
Greif Inc Class A	24,870	1,520,054
Greif Inc Class B	5,270	357,570
O-I Glass Inc (b)	154,827	1,678,325
Pactiv Evergreen Inc	35,821	625,793
Ranpak Holdings Corp Class A (b)	42,841	294,746
TriMas Corp	40,655	999,706
		5,476,194
Metals & Mining - 1.6%
Arch Resources Inc Class A	17,605	2,486,178
Coeur Mining Inc (b)	396,654	2,268,861
Commercial Metals Co	114,107	5,659,708
Compass Minerals International Inc	34,475	387,844
Contango ORE Inc (b)	6,495	65,080
Dakota Gold Corp (b)	28,974	63,743
Hecla Mining Co	590,258	2,898,167
Kaiser Aluminum Corp	1,035	72,729
Materion Corp	1,194	118,063
Metallus Inc (b)	42,961	607,039
Olympic Steel Inc	9,817	322,096
Piedmont Lithium Inc (b)(c)	12,964	113,305
Radius Recycling Inc Class A	26,294	400,195
Ryerson Holding Corp	26,846	496,919
SunCoke Energy Inc	83,916	897,901
Tredegar Corp (b)	26,598	204,273
Universal Stainless & Alloy Products Inc (b)	8,881	391,030
Warrior Met Coal Inc	51,997	2,820,317
Worthington Steel Inc	32,598	1,037,268
		21,310,716
Paper & Forest Products - 0.2%
Clearwater Paper Corp (b)	16,141	480,517
Sylvamo Corp	27,320	2,158,826
		2,639,343
TOTAL MATERIALS		55,390,279

Real Estate - 11.0%
Diversified REITs - 1.3%
Alexander & Baldwin Inc	75,942	1,347,211
Alpine Income Property Trust Inc	14,329	240,584
American Assets Trust Inc	49,826	1,308,431
Armada Hoffler Properties Inc Class A	76,628	783,904
Broadstone Net Lease Inc Class A	194,018	3,077,125
CTO Realty Growth Inc	30,550	602,141
Empire State Realty Trust Inc Class A	139,316	1,437,741
Essential Properties Realty Trust Inc	178,043	5,569,186
Gladstone Commercial Corp	37,808	614,002
Global Net Lease Inc	208,350	1,520,955
NexPoint Diversified Real Estate Trust	35,520	216,672
One Liberty Properties Inc	17,589	479,124
		17,197,076
Health Care REITs - 1.5%
American Healthcare REIT Inc	153,380	4,359,060
CareTrust REIT Inc	172,411	4,663,718
Community Healthcare Trust Inc	25,995	499,363
Diversified Healthcare Trust	220,972	508,236
Global Medical REIT Inc	66,770	515,464
LTC Properties Inc	46,201	1,596,245
National Health Investors Inc	42,670	2,957,031
Sabra Health Care REIT Inc	239,858	4,154,341
Universal Health Realty Income Trust	3,157	117,471
		19,370,929
Hotel & Resort REITs - 1.1%
Apple Hospitality REIT Inc	231,630	3,555,521
Braemar Hotels & Resorts Inc	66,981	200,942
Chatham Lodging Trust	49,583	443,768
DiamondRock Hospitality Co	210,310	1,899,099
Pebblebrook Hotel Trust	120,471	1,632,382
RLJ Lodging Trust	155,329	1,585,909
Service Properties Trust	169,446	430,393
Summit Hotel Properties Inc	108,480	743,088
Sunstone Hotel Investors Inc	206,378	2,443,516
Xenia Hotels & Resorts Inc	103,679	1,540,670
		14,475,288
Industrial REITs - 0.6%
Industrial Logistics Properties Trust	65,420	238,782
LXP Industrial Trust	297,684	2,417,194
Plymouth Industrial REIT Inc	42,422	755,112
Terreno Realty Corp	96,561	5,710,618
		9,121,706
Office REITs - 1.4%
Brandywine Realty Trust	172,932	968,419
City Office Reit Inc	41,270	227,810
COPT Defense Properties	114,389	3,540,340
Douglas Emmett Inc	163,023	3,025,707
Easterly Government Properties Inc	102,343	1,162,616
Franklin Street Properties Corp	100,221	183,404
Hudson Pacific Properties Inc	139,042	421,297
JBG SMITH Properties	82,749	1,271,852
NET Lease Office Properties	14,938	466,215
Orion Office REIT Inc	60,468	224,336
Paramount Group Inc	185,974	918,712
Peakstone Realty Trust	37,252	412,380
Piedmont Office Realty Trust Inc Class A1	126,231	1,155,014
Postal Realty Trust Inc Class A	17,555	229,093
SL Green Realty Corp	70,898	4,815,392
		19,022,587
Real Estate Management & Development - 0.8%
American Realty Investors Inc (b)(c)	1,486	21,814
Anywhere Real Estate Inc (b)	97,544	321,895
Cushman & Wakefield PLC (b)	230,207	3,011,108
Forestar Group Inc (b)	16,955	439,474
FRP Holdings Inc (b)	13,200	404,316
Kennedy-Wilson Holdings Inc	114,026	1,139,120
Marcus & Millichap Inc	23,976	917,322
Maui Land & Pineapple Co Inc (b)	597	13,121
Newmark Group Inc Class A	132,810	1,701,296
Offerpad Solutions Inc Class A (b)	9,792	27,907
Opendoor Technologies Inc Class A (b)	600,646	961,034
RE/MAX Holdings Inc Class A (b)	17,898	190,972
RMR Group Inc/The Class A	16,371	337,897
Star Holdings (b)	11,852	115,320
Stratus Properties Inc (b)	5,601	116,277
Tejon Ranch Co (b)	20,614	327,763
Transcontinental Realty Investors Inc (b)	1,020	30,406
		10,077,042
Residential REITs - 0.9%
Apartment Investment and Management Co Class A	72,803	661,779
BRT Apartments Corp	12,182	219,641
Centerspace	17,006	1,124,947
Clipper Realty Inc	3,134	14,354
Elme Communities	90,326	1,379,278
Independence Realty Trust Inc	228,575	4,534,928
NexPoint Residential Trust Inc	23,034	961,670
UMH Properties Inc	63,696	1,202,580
Veris Residential Inc	79,876	1,328,338
		11,427,515
Retail REITs - 2.6%
Acadia Realty Trust	119,718	2,892,387
CBL & Associates Properties Inc	7,828	230,221
Curbline Properties Corp	95,702	2,222,200
FrontView REIT Inc	14,675	266,058
Getty Realty Corp	52,667	1,586,857
InvenTrust Properties Corp	79,204	2,386,417
Kite Realty Group Trust	220,369	5,562,114
Macerich Co/The	238,223	4,745,402
NETSTREIT Corp	65,154	921,929
Phillips Edison & Co Inc	106,816	4,001,327
Retail Opportunity Investments Corp	126,196	2,190,763
Saul Centers Inc	1,885	73,137
SITE Centers Corp	49,273	753,384
Tanger Inc	65,891	2,248,860
Urban Edge Properties	129,331	2,780,617
Whitestone REIT	51,203	725,547
		33,587,220
Specialized REITs - 0.8%
Farmland Partners Inc	45,610	536,374
Four Corners Property Trust Inc	99,382	2,697,227
Gladstone Land Corp	35,987	390,459
Outfront Media Inc	91,364	1,620,797
PotlatchDeltic Corp	80,722	3,168,339
Safehold Inc	53,486	988,421
Uniti Group Inc	245,663	1,351,147
		10,752,764
TOTAL REAL ESTATE		145,032,127

Utilities - 4.7%
Electric Utilities - 1.4%
ALLETE Inc	58,086	3,763,973
Genie Energy Ltd Class B	7,158	111,593
Hawaiian Electric Industries Inc (b)(c)	166,410	1,619,169
MGE Energy Inc	20,974	1,970,717
Otter Tail Corp	22,977	1,696,622
Portland General Electric Co	104,594	4,562,391
TXNM Energy Inc	90,184	4,434,347
		18,158,812
Gas Utilities - 1.6%
Chesapeake Utilities Corp	22,265	2,701,858
New Jersey Resources Corp	98,764	4,607,341
Northwest Natural Holding Co	38,974	1,541,811
ONE Gas Inc	56,467	3,910,340
RGC Resources Inc	8,592	172,356
Southwest Gas Holdings Inc	61,119	4,321,724
Spire Inc	57,147	3,876,281
		21,131,711
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power Inc Class A (b)(c)	75,639	307,850
Ormat Technologies Inc	57,874	3,919,227
Sunnova Energy International Inc (b)(c)	108,545	372,309
		4,599,386
Multi-Utilities - 0.9%
Avista Corp	78,875	2,889,191
Black Hills Corp	70,287	4,113,196
NorthWestern Corp	61,901	3,309,227
Unitil Corp	15,947	864,168
		11,175,782
Water Utilities - 0.5%
American States Water Co	16,466	1,279,738
California Water Service Group	44,088	1,998,509
Consolidated Water Co Ltd	11,255	291,392
Middlesex Water Co	15,655	823,923
Pure Cycle Corp (b)	20,599	261,195
SJW Group	33,688	1,658,123
York Water Co/The	12,428	406,644
		6,719,524
TOTAL UTILITIES		61,785,215

TOTAL UNITED STATES		1,261,242,535
TOTAL COMMON STOCKS (Cost $1,182,279,231)		1,309,161,029

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $256,418)	4.46	258,000	256,533

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.36	1,369,649	1,369,923
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	55,178,886	55,184,404
TOTAL MONEY MARKET FUNDS (Cost $56,554,327)			56,554,327

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $1,239,089,976)	1,365,971,889
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(52,190,526)
NET ASSETS - 100.0%	1,313,781,363

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	47	Mar 2025	5,287,030	(9,229)	(9,229)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $14,013 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Level 3 security
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $755,059 or 0.1% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $256,533.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,792,321	114,553,775	117,976,205	82,096	32	-	1,369,923	1,369,649	0.0%
Fidelity Securities Lending Cash Central Fund	39,995,498	144,910,710	129,721,804	467,422	-	-	55,184,404	55,178,886	0.2%
Total	44,787,819	259,464,485	247,698,009	549,518	32	-	56,554,327	56,548,535

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	42,662,125	42,662,125	-	-
Consumer Discretionary	120,199,021	120,199,021	-	-
Consumer Staples	29,692,686	29,692,686	-	-
Energy	92,358,244	92,358,244	-	-
Financials	381,878,752	381,878,752	-	-
Health Care	115,668,329	115,599,160	26,411	42,758
Industrials	166,006,368	166,006,368	-	-
Information Technology	84,888,462	84,888,462	-	-
Materials	64,172,176	64,172,176	-	-
Real Estate	145,032,127	145,032,127	-	-
Utilities	66,602,739	66,602,739	-	-

U.S. Treasury Obligations	256,533	-	256,533	-

Money Market Funds	56,554,327	56,554,327	-	-
Total Investments in Securities:	1,365,971,889	1,365,646,187	282,944	42,758
Derivative Instruments: Liabilities
Futures Contracts	(9,229)	(9,229)	-	-
Total Liabilities	(9,229)	(9,229)	-	-
Total Derivative Instruments:	(9,229)	(9,229)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(9,229)
Total Equity Risk	0	(9,229)
Total Value of Derivatives	0	(9,229)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Value Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,239,347) - See accompanying schedule:
Unaffiliated issuers (cost $1,182,535,649)	$1,309,417,562
Fidelity Central Funds (cost $56,554,327)	56,554,327

Total Investment in Securities (cost $1,239,089,976)		$1,365,971,889
Segregated cash with brokers for derivative instruments		9,072
Receivable for fund shares sold		1,875,349
Dividends receivable		2,495,730
Distributions receivable from Fidelity Central Funds		61,149
Receivable for daily variation margin on futures contracts		1,781
Total assets		1,370,414,970
Liabilities
Payable to custodian bank	$32,825
Payable for fund shares redeemed	1,347,948
Accrued management fee	56,973
Other payables and accrued expenses	11,457
Collateral on securities loaned	55,184,404
Total liabilities		56,633,607
Net Assets		$1,313,781,363
Net Assets consist of:
Paid in capital		$1,219,386,159
Total accumulated earnings (loss)		94,395,204
Net Assets		$1,313,781,363
Net Asset Value, offering price and redemption price per share ($1,313,781,363 ÷ 51,315,014 shares)		$25.60
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends		$12,348,458
Interest		8,437
Income from Fidelity Central Funds (including $467,422 from security lending)		549,518
Total income		12,906,413
Expenses
Management fee	$325,651
Independent trustees' fees and expenses	1,575
Total expenses before reductions	327,226
Expense reductions	(1,449)
Total expenses after reductions		325,777
Net Investment income (loss)		12,580,636
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,572,542)
Fidelity Central Funds	32
Futures contracts	207,279
Total net realized gain (loss)		(2,365,231)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	92,436,795
Futures contracts	(72,668)
Total change in net unrealized appreciation (depreciation)		92,364,127
Net gain (loss)		89,998,896
Net increase (decrease) in net assets resulting from operations		$102,579,532
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,580,636	$21,199,767
Net realized gain (loss)	(2,365,231)	35,604,809
Change in net unrealized appreciation (depreciation)	92,364,127	45,533,065
Net increase (decrease) in net assets resulting from operations	102,579,532	102,337,641
Distributions to shareholders	(21,949,757)	(20,400,767)

Share transactions
Proceeds from sales of shares	266,320,969	585,215,613
Reinvestment of distributions	19,395,609	16,744,037
Cost of shares redeemed	(204,678,296)	(431,989,211)

Net increase (decrease) in net assets resulting from share transactions	81,038,282	169,970,439
Total increase (decrease) in net assets	161,668,057	251,907,313

Net Assets
Beginning of period	1,152,113,306	900,205,993
End of period	$1,313,781,363	$1,152,113,306

Other Information
Shares
Sold	10,113,613	25,464,870
Issued in reinvestment of distributions	771,909	720,127
Redeemed	(7,831,839)	(18,850,764)
Net increase (decrease)	3,053,683	7,334,233

Financial Highlights
Fidelity® Small Cap Value Index Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$23.87	$22.00	$21.46	$28.18	$16.52	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.50	.52	.44	.37	.37
Net realized and unrealized gain (loss)	1.91	1.87	.81	(4.69)	11.59	(3.72)
Total from investment operations	2.16	2.37	1.33	(4.25)	11.96	(3.35)
Distributions from net investment income	(.43)	(.50)	(.42)	(.44) D	(.30)	(.12)
Distributions from net realized gain	-	-	(.38)	(2.03) D	-	(.02)
Total distributions	(.43)	(.50)	(.79) E	(2.47)	(.30)	(.13) E
Net asset value, end of period	$25.60	$23.87	$22.00	$21.46	$28.18	$16.52
Total Return F,G	9.11%	10.83%	6.14%	(16.30)%	73.10%	(16.89)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05% J	.05%	.05%	.05%	.05%	.05% J
Expenses net of fee waivers, if any	.05 % J	.05%	.05%	.05%	.05%	.05% J
Expenses net of all reductions	.05% J	.05%	.05%	.05%	.05%	.05% J
Net investment income (loss)	1.94% J	2.18%	2.37%	1.77%	1.56%	2.24% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,313,781	$1,152,113	$900,206	$808,483	$736,509	$139,586
Portfolio turnover rate K	13 % J	37% L	33%	38%	60%	74% J

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Mid Cap Growth Index Fund	1,304,006,136	382,669,297	(90,284,815)	292,384,482
Fidelity Mid Cap Value Index Fund	754,789,011	264,280,676	(53,693,179)	210,587,497
Fidelity Small Cap Growth Index Fund	799,187,508	205,400,524	(92,367,379)	113,033,145
Fidelity Small Cap Value Index Fund	1,253,514,794	267,190,371	(154,742,505)	112,447,866

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Mid Cap Growth Index Fund	(27,948,481)	-	(27,948,481)
Fidelity Small Cap Growth Index Fund	(32,301,193)	(17,064,320)	(49,365,513)
Fidelity Small Cap Value Index Fund	-	(14,822,209)	(14,822,209)

Due to large subscriptions in a prior period, Fidelity Small Cap Growth Index Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	358,322,824	60,866,374
Fidelity Mid Cap Value Index Fund	143,645,940	116,571,203
Fidelity Small Cap Growth Index Fund	177,340,811	50,120,100
Fidelity Small Cap Value Index Fund	170,370,021	83,824,333

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Value Index Fund	146,843	1,935,119	4,004,405

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Growth Index Fund	1,781,348	26,543,179	51,124,694
Fidelity Mid Cap Value Index Fund	1,606,118	28,625,666	42,208,795
Fidelity Small Cap Growth Index Fund	715,990	13,238,375	18,221,957
Fidelity Small Cap Value Index Fund	2,260,128	33,642,050	53,949,254
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Value Index Fund	Borrower	3,068,571	5.58%	3,331
Fidelity Small Cap Growth Index Fund	Borrower	18,271,000	5.59%	2,835

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Mid Cap Growth Index Fund	-	745	(100)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Growth Index Fund	5,774	30	-
Fidelity Mid Cap Value Index Fund	8,122	205	17,316
Fidelity Small Cap Growth Index Fund	61,459	4,166	367,549
Fidelity Small Cap Value Index Fund	48,270	7,272	98,862
9. Bank Borrowings.
Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Mid Cap Value Index Fund	614,000	5.83%	199
10. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Growth Index Fund.	587
Fidelity Mid Cap Value Index Fund	250
Fidelity Small Cap Growth Index Fund	8,478
Fidelity Small Cap Value Index Fund	1,449
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Growth Index Fund
Fidelity Mid Cap Value Index Fund
Fidelity Small Cap Growth Index Fund
Fidelity Small Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the securities market index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under each fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to each fund (referred to as the "asset size peer group"); (iii) total expense comparisons of each fund relative to funds and classes in the mapped group that have a similar sales load structure to each fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of each fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to each fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2025.

1.9896343.105
C06-SANN-0325
Fidelity® SAI Municipal Bond Index Fund

Semi-Annual Report
December 31, 2024
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Municipal Bond Index Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 100.2%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Education - 0.0%
University AL Gen Rev Series 2017B, 3% 7/1/2035	30,000	27,352
Escrowed/Pre-Refunded - 0.1%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev Series 2017A, 4% 6/1/2037 (Pre-refunded to 9/1/2027 at 100)	25,000	25,519
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 B, 3% 1/1/2043 (Pre-refunded to 1/1/2027 at 100)	30,000	30,044
		55,563
General Obligations - 0.7%
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	300,000	316,820
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	220,000	231,452
		548,272
Health Care - 0.1%
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	50,000	50,976
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2017B1, 3.25% 9/1/2031	45,000	43,122
		94,098
Water & Sewer - 0.1%
Decatur Ala Wtr & Swr Rev Series 2021 A, 2.125% 2/15/2051	90,000	53,782
TOTAL ALABAMA		779,067
Arizona - 1.6%
Education - 0.2%
Arizona St Univ Revs Series 2019 B, 4% 7/1/2049	70,000	68,083
University AZ Univ Revs Series 2016B, 5% 6/1/2042	95,000	96,613
		164,696
Electric Utilities - 0.6%
Salt River Proj AZ Agric & Pwr Series 2015A, 5% 12/1/2032	25,000	25,175
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2038	145,000	149,160
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	55,000	58,342
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	145,000	163,390
		396,067
General Obligations - 0.0%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	20,000	21,265
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,421
		36,686
Health Care - 0.0%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	40,000	40,817
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	90,000	61,641
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	25,000	29,742
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2041 (National Public Finance Guarantee Corporation Insured) (c)	80,000	96,684
Phoenix AZ Civic Impt Corp Series 2015A, 5% 7/1/2031	25,000	25,201
		213,268
Transportation - 0.3%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2045	95,000	95,335
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (d)	110,000	115,195
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2044 (d)	40,000	40,911
		251,441
Water & Sewer - 0.2%
Lake Havasu City AZ Wastewater System Revenue Series B, 4% 7/1/2045 (Assured Guaranty Municipal Corp Insured)	60,000	57,287
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	125,000	110,929
		168,216
TOTAL ARIZONA		1,271,191
Arkansas - 0.2%
Water & Sewer - 0.2%
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2034	145,000	152,931
California - 19.0%
Education - 1.4%
California Edl Facs Auth Rev (Loyola Marymount University Proj.) 0% 10/1/2034 (National Public Finance Guarantee Corporation Insured) (e)	25,000	17,293
California Edl Facs Auth Rev (Loyola Marymount University Proj.) Series 2001A, 0% 10/1/2030 (e)	15,000	12,225
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	20,000	23,929
California St Univ Rev Series 2015A, 5% 11/1/2026	15,000	15,261
California St Univ Rev Series 2016A, 3.2% 11/1/2037	15,000	14,166
California St Univ Rev Series 2016A, 5% 11/1/2026	40,000	41,162
California St Univ Rev Series 2020C, 3% 11/1/2040	100,000	87,252
University CA Revs 5% 5/15/2035	50,000	52,041
University CA Revs Series 2015 I, 5% 5/15/2028	10,000	10,066
University CA Revs Series 2016AR, 5% 5/15/2035	15,000	15,363
University CA Revs Series 2017AV, 5% 5/15/2047	110,000	113,277
University CA Revs Series 2017M, 5% 5/15/2031	140,000	146,756
University CA Revs Series 2017M, 5% 5/15/2032	35,000	36,601
University CA Revs Series 2017M, 5% 5/15/2036	20,000	20,778
University CA Revs Series 2020 BE, 4% 5/15/2047	115,000	115,195
University CA Revs Series 2020 BE, 5% 5/15/2043	15,000	16,151
University CA Revs Series 2022 BK, 5% 5/15/2032	115,000	132,697
University CA Revs Series 2022 S, 5% 5/15/2036	125,000	141,699
University CA Revs Series 2023 BM, 5% 5/15/2027	100,000	105,568
		1,117,480
Electric Utilities - 0.8%
Imperial CA Irr Dist Elec Rev Series C, 5% 11/1/2038	85,000	86,831
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2036	50,000	52,187
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2035	90,000	96,794
Los Angeles CA Wtr & Pwr Rev Series 2019 D, 5% 7/1/2044	150,000	158,101
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	105,000	115,878
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2026	50,000	51,898
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2035	100,000	115,775
		677,464
Escrowed/Pre-Refunded - 0.2%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (e)	90,000	59,967
Anaheim CA Pub Fin Auth Lease Rev Series 1997 C, 0% 9/1/2035 (e)	45,000	31,207
California Health Facilities Financing Authority Series 2016B, 5% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	10,000	10,406
California Statewide Community Development Authority Rev Series 2015, 3% 8/15/2029 (Pre-refunded to 2/15/2026 at 100)	50,000	50,085
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (e)	30,000	26,500
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2035 (Pre-refunded to 6/1/2025 at 100)	10,000	10,089
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2040 (Pre-refunded to 6/1/2025 at 100)	10,000	10,088
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,179
Solano Calif Cmnty College Dist Gen. Oblig. Series 2013 A, 5.125% 8/1/2041 (Pre-refunded to 8/1/2028 at 100) (c)	10,000	10,697
		214,218
General Obligations - 9.2%
Alameda Calif Uni Sch Dist Series B, 4% 8/1/2052	35,000	34,907
Alameda Cnty Calif Jt Pwrs Auth Lease Rev (Alameda County CA Proj.) Series 2023 A, 5% 12/1/2033	160,000	186,913
Berkley CA Alameda County Uni Sch Dist Series 2018E, 3.5% 8/1/2045	100,000	90,262
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	635,000	634,405
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	30,000	29,476
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	25,948
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	75,000	60,320
Contra Costa CA Community College Dist Gen. Oblig. Series 2014A, 4% 8/1/2039	5,000	4,994
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	125,000	103,427
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (e)	60,000	43,044
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (e)	85,000	50,298
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2035	65,000	60,641
Foothill-De Anza CA Cmty College Dist Gen. Oblig. Series 2003 B, 0% 8/1/2033 (e)	85,000	64,073
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	30,022
Grossmont CA Union High School Dist 0% 8/1/2030 (e)	40,000	33,409
Grossmont CA Union High School Dist Series 2016B, 3% 8/1/2045	30,000	23,950
Grossmont-Cuyamaca Ccd Gen. Oblig. Series 2018 B, 4% 8/1/2047	200,000	198,411
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	155,000	124,618
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	27,154
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	30,000	34,300
Long Beach CA Uni Sch Dist 0% 8/1/2035 (e)	90,000	61,666
Long Beach CA Uni Sch Dist Series 2016, 3% 8/1/2032	80,000	77,729
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2033	30,000	35,200
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2039	15,000	17,239
Los Angeles CA Ccd Gen. Oblig. Series J, 5% 8/1/2028	20,000	21,173
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 4% 11/1/2037	40,000	40,233
Los Angeles Unified School District/CA Series 2016A, 5% 7/1/2029	80,000	80,767
Los Angeles Unified School District/CA Series 2016B, 5% 7/1/2025	15,000	15,167
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	20,000	21,617
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	45,000	49,584
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	75,000	82,096
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2037	40,000	46,177
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2034	200,000	236,035
Los Angeles Unified School District/CA Series A, 5% 7/1/2040	75,000	75,431
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	31,139
Marin Healthcare District Gen. Oblig. Series 2017A, 3% 8/1/2037	5,000	4,446
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2030 (e)	20,000	16,270
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (e)	70,000	47,006
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (e)	5,000	2,821
North Orange Cnty Calif Cmnty College Dist Gen. Oblig. Series 2016A, 3% 8/1/2040	25,000	21,725
Palo Alto Calif Uni Sch Dist 0% 8/1/2030 (e)	50,000	41,899
Palo Alto Calif Uni Sch Dist 0% 8/1/2032 (e)	100,000	78,085
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (e)	15,000	11,278
Peralta Calif Cmnty College Dist Gen. Oblig. Series 2016A, 4% 8/1/2039	130,000	129,849
Perris Calif Un High Sch Dist Series 2019 A, 3% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	25,000	20,668
Poway CA Unified Sch Dist 0% 8/1/2034 (e)	50,000	35,829
Poway CA Unified Sch Dist 0% 8/1/2041 (e)	190,000	99,359
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (e)	45,000	16,322
San Diego CA Uni Sch Dist 0% 7/1/2030 (e)	35,000	29,270
San Diego CA Uni Sch Dist 0% 7/1/2043 (e)	40,000	19,281
San Diego CA Uni Sch Dist 5.25% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	10,000	10,664
San Diego CA Uni Sch Dist Series 2019B, 3.25% 7/1/2048	80,000	67,448
San Diego CA Uni Sch Dist Series 2021 N2, 4% 7/1/2046	25,000	25,073
San Diego CA Uni Sch Dist Series 2024 ZR 5A, 5% 7/1/2039	20,000	23,194
San Diego CA Uni Sch Dist Series 2025 SR 4C, 5% 7/1/2034 (f)	115,000	134,219
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	10,000	10,919
San Diego CA Uni Sch Dist Series I, 4% 7/1/2047	15,000	14,903
San Diego CA Uni Sch Dist Series J, 5% 7/1/2030	80,000	84,061
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2030	125,000	131,515
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	45,000	46,388
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2041	35,000	35,097
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2032	75,000	86,478
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2034	85,000	97,212
San Mateo CA Unified Sch Dist 6.45% 9/1/2033 (c)	50,000	48,642
San Mateo CA Unified Sch Dist 6.7% 9/1/2041 (c)	10,000	10,557
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	35,015
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2018 A, 3.5% 4/1/2039	40,000	38,686
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2042	100,000	85,459
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	100,000	89,499
Sequoia Calif Un High Sch Dist Series 2016, 3% 7/1/2031	55,000	54,560
Southern California Pub Pwr Auth Nat Gas Proj Rev 5.25% 11/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	30,599
State of California Gen. Oblig. 3% 10/1/2036	50,000	47,763
State of California Gen. Oblig. 3% 11/1/2035	220,000	214,764
State of California Gen. Oblig. 4% 10/1/2037	80,000	82,622
State of California Gen. Oblig. 4% 11/1/2044	10,000	9,816
State of California Gen. Oblig. 4% 3/1/2028	60,000	61,975
State of California Gen. Oblig. 4% 3/1/2037	85,000	87,484
State of California Gen. Oblig. 4% 3/1/2050	95,000	95,036
State of California Gen. Oblig. 4% 4/1/2043	40,000	39,419
State of California Gen. Oblig. 4% 4/1/2049	100,000	99,480
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,242
State of California Gen. Oblig. 5% 10/1/2039	110,000	112,056
State of California Gen. Oblig. 5% 11/1/2027	90,000	95,266
State of California Gen. Oblig. 5% 11/1/2031	80,000	88,612
State of California Gen. Oblig. 5% 11/1/2034	80,000	85,103
State of California Gen. Oblig. 5% 4/1/2027	5,000	5,233
State of California Gen. Oblig. 5% 4/1/2032	205,000	231,819
State of California Gen. Oblig. 5% 4/1/2045	60,000	63,389
State of California Gen. Oblig. 5% 8/1/2026	20,000	20,221
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,219
State of California Gen. Oblig. 5% 8/1/2036	200,000	229,700
State of California Gen. Oblig. 5% 8/1/2045	30,000	30,156
State of California Gen. Oblig. 5% 9/1/2026	15,000	15,540
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	30,000	29,157
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	100,000	100,472
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,205
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	20,000	20,623
State of California Gen. Oblig. Series 2017, 4% 11/1/2036	20,000	20,261
State of California Gen. Oblig. Series 2017, 4% 8/1/2027	55,000	55,902
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	150,000	158,777
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	65,000	67,219
State of California Gen. Oblig. Series 2017, 5% 8/1/2027	30,000	31,603
State of California Gen. Oblig. Series A, 4% 3/1/2045	100,000	98,038
State of California Gen. Oblig. Series C, 5% 9/1/2026	40,000	40,507
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	50,628
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (Assured Guaranty Inc Insured) (e)	70,000	64,488
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2049 (Assured Guaranty Municipal Corp Insured)	75,000	74,849
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	75,000	62,955
William S Hart Uni High School Dist 0% 9/1/2028 (Assured Guaranty Municipal Corp Insured) (e)	140,000	124,551
Yosemite CA Cmnty College Dist Gen. Oblig. 0% 8/1/2031 (e)	100,000	80,204
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	150,000	137,319
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2037	30,000	27,118
		7,501,912
Health Care - 0.8%
California Health Facilities Financing Authority (Childrens Hospital Los Ang CA Proj.) Series 2017A, 5% 8/15/2047	15,000	15,140
California Health Facilities Financing Authority (Stanford Health Care Proj.) 4% 8/15/2050	185,000	184,278
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,287
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	20,000	19,849
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	35,000	36,881
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	40,000	37,541
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 4.375% 1/1/2048	10,000	10,014
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2032	30,000	31,584
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 3.5% 3/1/2038	155,000	146,300
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2041	135,000	148,359
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2042	10,000	9,440
		654,673
Lease Revenue - 0.3%
California St Pub Wks Brd Lse 5% 11/1/2035	200,000	231,204
Other - 0.4%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	100,000	96,922
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2020 A 1, 5% 4/1/2033	90,000	105,041
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	90,000	105,041
		307,004
Resource Recovery - 0.0%
Los Angeles CA Sld Wst Res Rev Series 2018 A, 4% 2/1/2032	35,000	35,833
Special Tax - 1.0%
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	135,000	130,834
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	47,325
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 4% 6/1/2038	95,000	99,177
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2023 A, 5% 7/1/2036	75,000	86,702
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2024A, 5% 7/1/2035	30,000	35,353
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	100,000	104,480
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	50,000	41,459
San Francisco County Transportation Authority Series 2017, 3% 2/1/2033	155,000	149,913
San Mateo Cnty CA Trans Dist Sales Tax Rev Series 2015A, 3.25% 6/1/2033	60,000	59,306
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	25,000	21,434
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2045	75,000	61,039
		837,022
Transportation - 2.4%
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2034	50,000	50,600
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2042	10,000	9,926
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	45,000	44,645
Bay Area Toll Au CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	70,000	69,294
Bay Area Toll Au CA Bridge Rev Series 2024 S 11, 5% 4/1/2035	95,000	111,088
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 3.25% 12/31/2032 (Assured Guaranty Municipal Corp Insured) (d)	30,000	27,981
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	15,000	14,772
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	65,000	61,168
Los Angeles CA Dept Arpts Rev 4% 5/15/2041 (d)	50,000	49,065
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (d)	155,000	159,878
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (d)	80,000	82,106
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2026 (d)	5,000	5,124
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2038	85,000	92,587
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2037	50,000	55,638
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	90,000	96,340
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	30,000	31,072
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 A, 5% 7/1/2034	75,000	81,418
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2042 (d)	175,000	177,088
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2026	20,000	20,576
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (d)	25,000	25,531
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2034 (d)	125,000	131,118
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 A, 4% 5/1/2039 (d)	35,000	34,360
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 B, 4% 5/1/2039	100,000	101,530
San Francisco Municipal Transportation Agency Series 2021 C, 4% 3/1/2046	200,000	200,114
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	50,000	43,366
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	90,000	71,895
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	5,000	3,820
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 2021 A, 4% 1/15/2050	30,000	28,892
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	25,000	25,758
		1,906,750
Water & Sewer - 2.5%
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2032	95,000	109,250
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	90,000	103,401
California St Dept Wtr Res Cen Series 2016, 4% 12/1/2031	10,000	10,151
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	5,000	5,467
California St Dept Wtr Res Cen Series BA, 5% 12/1/2034	90,000	97,858
City of Los Angeles CA Wastewater System Revenue Series 2022 A, 5% 6/1/2047	85,000	91,911
East Bay CA Mun Util Dist Wtr Sys Rev Series 2015A, 5% 6/1/2037	65,000	65,445
East Bay CA Mun Util Dist Wtr Sys Rev Series 2017B, 5% 6/1/2032	45,000	47,326
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	190,000	218,696
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2033	55,000	57,186
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	5,000	5,298
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2037	100,000	106,059
Metropolitan Wtr Dist Southn Calif Series 2020 A, 5% 10/1/2036	85,000	92,376
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	100,000	116,160
San Diego CA Pub Facs Fing Auth Swr Rev Series 2016A, 5% 5/15/2039	100,000	102,227
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	10,000	10,497
San Diego CA Pub Facs Fing Auth Wtr Rev Series 2018A, 5% 8/1/2043	325,000	340,001
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2048	100,000	100,137
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2051	100,000	100,010
San Francisco CA Pub Util Comm Wtr Rev Series 2015A, 5% 11/1/2029	20,000	20,135
San Francisco CA Pub Util Comm Wtr Rev Series 2016A, 5% 11/1/2031	100,000	103,473
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	30,000	31,832
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	45,000	47,184
West Cnty Facs Fing Auth CA Wstwtr Rev Series 2021, 4% 6/1/2046	85,000	85,052
		2,067,132
TOTAL CALIFORNIA		15,550,692
Colorado - 2.1%
Education - 0.0%
University Colo Enterprise Sys Series 2016 B, 2.75% 6/1/2030	15,000	13,972
Electric Utilities - 0.2%
Colorado Springs Colo Utils Series 2018A 2, 5% 11/15/2048	25,000	25,867
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2040	100,000	100,657
		126,524
General Obligations - 0.6%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2018 A, 3.625% 12/15/2036	200,000	196,562
County of Pueblo CO Series 2022A, 5% 7/1/2049	135,000	141,799
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2019, 5% 12/1/2037	155,000	163,593
		501,954
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	5,000	4,781
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2046	100,000	96,105
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	90,000	89,067
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	10,000	9,330
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2032	120,000	127,573
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2030	105,000	114,346
		441,202
Special Tax - 0.1%
Denver Colo City & Cnty Dedicated Tax Rev Series 2021 A, 4% 8/1/2042	100,000	98,818
Transportation - 0.5%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (d)	55,000	56,534
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (d)	30,000	31,063
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (d)	20,000	20,705
Denver CO City & Cnty Arpt Series 2018 B, 3.5% 12/1/2035	10,000	9,367
Denver CO City & Cnty Arpt Series 2019 C, 5% 11/15/2031	20,000	21,663
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (d)	195,000	204,043
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (e)	30,000	23,640
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (e)	50,000	37,821
		404,836
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2045	100,000	108,363
TOTAL COLORADO		1,695,669
Connecticut - 1.8%
Education - 0.0%
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.375% 7/1/2037	10,000	9,256
General Obligations - 0.6%
Connecticut St Gen. Oblig. 3% 6/1/2039	115,000	101,098
Connecticut St Gen. Oblig. 4% 6/1/2030	120,000	125,658
Connecticut St Gen. Oblig. 4% 6/1/2031	25,000	26,064
Connecticut St Gen. Oblig. Series 2015A, 5% 3/15/2028	15,000	15,051
Connecticut St Gen. Oblig. Series 2015B, 3.375% 6/15/2029	25,000	24,945
Connecticut St Gen. Oblig. Series 2015B, 4% 6/15/2033	110,000	110,162
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	15,000	15,365
Connecticut St Gen. Oblig. Series 2016 D, 4% 8/15/2031	45,000	45,294
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2026	25,000	25,648
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	15,000	15,694
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	20,000	19,248
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2029	25,000	26,500
		550,727
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	45,000	44,535
Housing - 0.3%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series D 1, 3.2% 11/15/2032	10,000	9,587
Conn St Hsg Fin Auth Series 2020 A 1, 3.5% 11/15/2045	125,000	123,500
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	90,000	88,662
		221,749
Special Tax - 0.8%
Connecticut St Spl Tax Oblig 5% 5/1/2028	135,000	143,820
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	20,000	20,804
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	15,000	15,919
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2035	175,000	184,549
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	55,000	54,941
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2028	60,000	60,596
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2033	95,000	95,728
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	25,000	25,627
Connecticut St Spl Tax Oblig Series B, 5% 8/1/2027	55,000	55,584
		657,568
TOTAL CONNECTICUT		1,483,835
Delaware - 0.9%
General Obligations - 0.4%
Delaware St Gen. Oblig. 3.25% 3/1/2037	6,000	5,643
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2030	115,000	126,585
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2032	85,000	96,811
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2035	100,000	113,824
		342,863
Health Care - 0.2%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	60,000	56,689
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 5% 10/1/2032	65,000	69,990
		126,679
Special Tax - 0.3%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2031	210,000	231,789
TOTAL DELAWARE		701,331
Delaware,New Jersey - 0.0%
Transportation - 0.0%
Delaware River & Bay Auth Series 2021, 4% 1/1/2046	65,000	63,783
District Of Columbia - 1.5%
Education - 0.2%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,696
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2032	120,000	123,245
		148,941
General Obligations - 0.4%
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2029	10,000	10,466
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2028	90,000	96,812
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2040	110,000	111,437
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2031	95,000	105,779
		324,494
Special Tax - 0.6%
District Columbia Income Tax Rev Series 2020 A, 4% 3/1/2045	50,000	48,631
District Columbia Income Tax Rev Series 2020 B, 5% 10/1/2031	90,000	101,089
District Columbia Income Tax Rev Series 2023C, 5% 10/1/2032	110,000	125,021
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2026	50,000	51,497
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	50,000	51,286
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2030	35,000	36,445
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2029	40,000	41,635
		455,604
Transportation - 0.3%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (d)	40,000	41,531
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2039 (d)	60,000	61,859
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2030 (Assured Guaranty Inc Insured) (e)	65,000	53,334
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (e)	15,000	11,846
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (e)	35,000	24,322
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (e)	5,000	3,163
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	10,000	7,499
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	95,000	86,316
		289,870
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	30,000	31,478
TOTAL DISTRICT OF COLUMBIA		1,250,387
Florida - 3.4%
Education - 0.2%
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2035	60,000	60,636
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 4% 3/1/2047	70,000	60,191
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	10,000	9,502
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2018 A, 4% 4/1/2053	25,000	23,283
		153,612
Electric Utilities - 0.1%
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	60,000	61,660
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (d)	30,000	31,105
Halifax Hosp Med Ctr FL Hosp Series 2015, 4% 6/1/2038 (Pre-refunded to 6/1/2025 at 100)	25,000	25,090
Orange Cnty FL Sch Brd Ctf Par Series 2015D, 5% 8/1/2028 (Pre-refunded to 8/1/2025 at 100)	50,000	50,547
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	10,000	10,181
		116,923
General Obligations - 1.0%
Florida St (Florida St Proj.) Gen. Oblig. Series 2021 A, 5% 7/1/2029	95,000	103,496
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016D, 4% 6/1/2032	50,000	50,462
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2018 A, 4% 6/1/2037	55,000	55,922
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2019 D, 4% 6/1/2030	65,000	67,732
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2021 A, 2% 11/1/2038	190,000	139,939
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2027	20,000	21,017
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2032	10,000	10,781
Miami Beach FL Gen. Oblig. Series 2019, 3.25% 5/1/2049	25,000	21,028
Miami Dade Cnty FL Pub Fac Rev (Miami-Dade Cnty Fla Proj.) Series 2015A, 5% 6/1/2028	120,000	120,760
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	85,000	86,420
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016C, 5% 2/1/2032	90,000	91,360
Miami-Dade Cnty Fla Gen. Oblig. Series 2013 A, 5% 7/1/2026	5,000	5,046
Miami-Dade Cnty Fla Gen. Oblig. Series 2015 D, 3% 7/1/2039	5,000	4,398
Miami-Dade Cnty Fla Gen. Oblig. Series 2016 A, 5% 7/1/2029	70,000	72,055
Miami-Dade Cnty Fla Gen. Oblig. Series 2019 A, 5% 7/1/2043	10,000	10,551
		860,967
Health Care - 0.5%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	15,000	11,657
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	115,000	84,319
Lakeland FL Hosp Sys Rev Series 2016, 3% 11/15/2032	30,000	27,874
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2017, 5% 8/1/2047	85,000	85,734
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2032	50,000	51,743
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 5% 10/1/2044	35,000	35,422
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,516
South Broward Hosp Dist FL Rev Series 2016 A, 3.5% 5/1/2039	15,000	13,926
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	125,000	121,343
		457,534
Housing - 0.0%
Florida Hsg Fin Corp Rev Series 2017 1, 3.6% 7/1/2037	20,000	18,925
Special Tax - 0.4%
Florida St Dep Envirn Prot Rev Series 2016 A, 2% 7/1/2028	50,000	46,411
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2041 (e)	20,000	9,731
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (e)	35,000	26,563
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (e)	25,000	18,118
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2019, 5% 7/1/2031	25,000	26,945
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (e)	60,000	20,254
Miami-Dade Cty FL Sports Fac Tax 6.875% 10/1/2034 (Assured Guaranty Inc Insured) (c)	70,000	80,977
Orange Cnty FL Tourist Dev Tax Series 2016 A, 4% 10/1/2034	20,000	20,002
Orange Cnty FL Tourist Dev Tax Series 2017, 5% 10/1/2027	25,000	26,271
Tampa FL Tax Alloc 0% 9/1/2053 (e)	195,000	47,951
		323,223
Transportation - 0.4%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2047 (d)	70,000	70,631
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2033 (d)	35,000	35,225
Broward Cnty FL Prt Facs Rev Series 2019 B, 4% 9/1/2044 (d)	75,000	70,455
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (d)	10,000	10,382
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	70,000	69,455
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	5,000	4,971
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3.25% 7/1/2039	70,000	64,939
		326,058
Water & Sewer - 0.7%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	120,000	110,014
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	125,000	128,147
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	20,000	18,197
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	35,000	35,230
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	40,000	30,940
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2040	100,000	87,648
Port St Lucie FL Util Rev 5.25% 9/1/2026 (National Public Finance Guarantee Corporation Insured)	45,000	46,695
		456,871
TOTAL FLORIDA		2,775,773
Georgia - 2.3%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	30,000	31,190
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	5,000	5,521
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2023B, 5% 9/1/2033	110,000	125,518
		162,229
Electric Utilities - 0.2%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	80,000	82,200
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Municipal Corp Insured)	110,000	105,490
		187,690
Escrowed/Pre-Refunded - 0.0%
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2043 (Pre-refunded to 5/1/2025 at 100)	50,000	50,325
General Obligations - 1.1%
Georgia St Gen. Oblig. 4% 7/1/2042	100,000	102,017
Georgia St Gen. Oblig. 5% 2/1/2027	10,000	10,436
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2027	5,000	5,260
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2030	25,000	26,232
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,202
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	20,000	21,044
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2029	50,000	53,526
Georgia St Gen. Oblig. Series 2020 A, 5% 8/1/2031	50,000	55,414
Georgia St Gen. Oblig. Series 2021 A, 5% 7/1/2033	100,000	111,937
Gwinnett Cnty GA Sch Dist Series 2022 B, 5% 8/1/2026	55,000	56,833
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	350,000	372,423
		839,324
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2026	10,000	10,286
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	65,000	51,244
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 5% 2/15/2031	40,000	43,117
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 4% 2/15/2042	20,000	18,964
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2015, 5% 8/1/2034	60,000	60,188
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	30,000	26,791
		210,590
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2017 C, 3.65% 12/1/2042	15,000	13,777
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.15% 12/1/2044	15,000	12,485
Georgia Hsg & Fin Auth Rev Series 2017 A, 3.65% 12/1/2032	15,000	15,011
Georgia Hsg & Fin Auth Rev Series 2017 B, 3.2% 12/1/2032	20,000	19,256
Georgia Hsg & Fin Auth Rev Series A 1, 3.35% 12/1/2041	20,000	17,710
		78,239
Industrial Development - 0.1%
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 2.375% 1/1/2031	135,000	122,746
Special Tax - 0.0%
Metro Atlanta Rapid Tran Sales Series 2017 C, 3.5% 7/1/2038	30,000	28,655
Metro Atlanta Rapid Tran Sales Series 2019 A, 3.125% 7/1/2046	5,000	4,092
		32,747
Transportation - 0.2%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (d)	50,000	46,639
Georgia Port Authority Series 2021, 2.625% 7/1/2051	120,000	82,848
		129,487
Water & Sewer - 0.1%
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2032	30,000	30,146
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	20,000	20,058
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	15,000	11,468
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2045	5,000	3,979
		65,651
TOTAL GEORGIA		1,879,028
Hawaii - 0.3%
General Obligations - 0.3%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2028	100,000	106,077
Hawaii St Gen. Oblig. Series 2019 FW, 3.5% 1/1/2038	5,000	4,884
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,955
Hawaii St Gen. Oblig. Series FH, 5% 10/1/2029	25,000	25,835
		167,751
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev (Queens Health System Proj.) Series 2015A, 4% 7/1/2040	20,000	19,557
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	10,000	9,945
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2018 A, 3.375% 7/1/2042	5,000	4,524
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 4% 7/1/2033	15,000	15,109
		19,633
TOTAL HAWAII		216,886
Idaho - 0.0%
Health Care - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2018 A, 5% 3/1/2027	25,000	25,922
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2018 A, 5% 3/1/2028	10,000	10,526
Idaho Health Facs Auth Rev (Trinity Health Proj.) Series 2015ID, 5.5% 12/1/2029	25,000	25,219
		61,667
TOTAL IDAHO		61,667
Illinois - 4.5%
Education - 0.1%
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2041	10,000	10,236
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	30,000	30,492
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2020 A, 4% 4/1/2050	35,000	33,298
		74,026
Electric Utilities - 0.2%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 4% 2/1/2033	70,000	69,331
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 4% 12/1/2041	135,000	131,019
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2028	25,000	25,903
		226,253
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2026 (Pre-refunded to 1/1/2025 at 100)	20,000	20,000
General Obligations - 1.5%
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (e)	70,000	50,047
Chicago IL Gen. Oblig. Series 2000A, 0% 1/1/2029 (e)	55,000	47,062
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	15,000	15,050
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	65,000	67,748
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	10,000	9,977
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	60,000	62,575
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2030	100,000	105,395
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2025	50,000	50,647
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	110,000	119,313
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	320,000	344,243
Illinois St Gen. Oblig. Series NOVEMBER 2016, 4.125% 11/1/2031	10,000	10,034
Rosemont Ill Gen. Oblig. Series 2016 A, 5% 12/1/2046 (Assured Guaranty Municipal Corp Insured)	335,000	342,458
		1,224,549
Health Care - 0.3%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	60,000	61,703
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2031	25,000	25,076
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	50,000	49,664
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	20,000	16,146
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	65,000	61,274
		213,863
Special Tax - 0.6%
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	25,000	22,692
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	75,000	67,049
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2031	15,000	14,047
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2032	20,000	18,426
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (e)	70,000	56,825
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	20,000	15,609
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (e)	50,000	35,850
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (e)	10,000	6,854
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	30,000	22,915
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (e)	30,000	19,250
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (e)	70,000	31,337
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (e)	345,000	138,453
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured) (e)	50,000	11,118
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	52,623
		513,048
Transportation - 1.6%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	15,000	15,800
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	140,000	143,159
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	180,000	189,197
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (d)	45,000	42,977
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027	20,000	20,744
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2029	95,000	95,000
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2033	90,000	92,512
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2041	100,000	101,827
Chicago IL O'Hare Intl Arpt Rev Series D, 4% 1/1/2035	85,000	85,000
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2042 (d)	55,000	55,426
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,089
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	55,000	55,424
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	60,000	60,972
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2042	50,000	51,413
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	35,000	36,296
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	5,000	5,439
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	30,000	32,640
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	100,000	106,234
		1,215,149
Water & Sewer - 0.2%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	35,000	35,980
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 1/1/2031	115,000	124,473
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2027	15,000	15,764
		176,217
TOTAL ILLINOIS		3,663,105
Indiana - 0.4%
Education - 0.1%
Indiana Univ Lease Purch Oblig (Indiana Univ Revs Proj.) Series 2020A, 4% 6/1/2045	5,000	4,937
Purdue University Series EE, 5% 7/1/2036	80,000	86,949
		91,886
Escrowed/Pre-Refunded - 0.0%
Indiana Bond Bank Series 2008 B, 0% 6/1/2032 (Escrowed to Maturity) (e)	70,000	54,575
Special Tax - 0.1%
Carmel Ind Loc Pub Impt Bd Bank (Carmel Ind Proj.) Series 2016, 5% 7/15/2030	10,000	10,254
Indianapolis Ind Loc Pub Impt Bd Bank Series 2017 C, 5% 1/1/2033	15,000	15,753
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2033	15,000	15,974
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	25,691
		67,672
Water & Sewer - 0.2%
Indiana Finance Authority Series 2021 1, 5% 10/1/2027	55,000	58,005
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2036	25,000	26,584
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (e)	50,000	44,754
		129,343
TOTAL INDIANA		343,476
Iowa - 0.4%
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	100,000	97,292
Water & Sewer - 0.3%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2016, 5% 8/1/2026	30,000	30,963
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2017, 5% 8/1/2037	50,000	51,936
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2020 A, 5% 8/1/2028	165,000	176,806
		259,705
TOTAL IOWA		356,997
Kansas - 0.2%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	20,000	18,046
Health Care - 0.2%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2017 A, 5% 3/1/2047	85,000	86,011
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019A, 4% 9/1/2048	25,000	23,473
		109,484
TOTAL KANSAS		127,530
Kentucky - 0.4%
Education - 0.0%
University of Kentucky Series 2018 A, 3.5% 10/1/2047	25,000	21,258
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	75,000	72,568
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	25,000	25,098
		97,666
General Obligations - 0.0%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,926
Health Care - 0.2%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2027 (National Public Finance Guarantee Corporation Insured) (e)	45,000	39,977
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	100,000	101,353
		141,330
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	60,000	47,995
TOTAL KENTUCKY		339,175
Louisiana - 0.3%
Education - 0.1%
Louisiana Pub Facs Auth Lease (Provident Properties Proj.) Series 2017, 5% 7/1/2057	50,000	50,255
Escrowed/Pre-Refunded - 0.0%
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	20,000	20,375
General Obligations - 0.2%
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2041	115,000	123,550
Health Care - 0.0%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	25,000	22,442
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2016, 4% 5/15/2041	20,000	19,481
		41,923
Transportation - 0.0%
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2029	20,000	21,306
Water & Sewer - 0.0%
Shreveport LA Wtr & Swr Rev Series 2014B, 4% 12/1/2038	25,000	23,989
TOTAL LOUISIANA		281,398
Maine - 0.1%
Health Care - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2021 A, 4% 7/1/2050 (Assured Guaranty Municipal Corp Insured)	75,000	70,956
Maryland - 1.7%
Education - 0.1%
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.25% 4/1/2036	50,000	48,303
General Obligations - 1.1%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2029	150,000	162,797
Prince Georges County MD Gen. Oblig. Series 2018 A, 3.25% 7/15/2036	155,000	145,937
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,812
State of Maryland Gen. Oblig. Series 2018, 5% 8/1/2031	100,000	106,619
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	150,000	163,706
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	30,000	32,443
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	55,000	59,375
Washington Suburban San Dist MD Series 2016 SECOND, 5% 6/1/2034	65,000	66,586
Washington Suburban San Dist MD Series 2016, 3% 6/1/2046	150,000	119,942
		889,217
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	50,000	47,650
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 C, 3% 3/1/2042	20,000	16,642
Special Tax - 0.2%
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	205,000	145,855
Transportation - 0.3%
Maryland St Transn Auth Transn 2.25% 7/1/2039	185,000	142,529
Maryland St Transn Auth Transn 4% 7/1/2040	85,000	84,995
		227,524
TOTAL MARYLAND		1,375,191
Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	150,000	133,978
Massachusetts - 2.4%
Education - 0.1%
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	30,000	29,013
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 5% 7/15/2040	40,000	47,834
		76,847
General Obligations - 1.4%
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	72,449
Massachusetts St Gen. Oblig. 5% 10/1/2047	100,000	106,848
Massachusetts St Gen. Oblig. 5% 11/1/2032	150,000	171,545
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	30,000	30,836
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	25,000	25,120
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	25,000	25,782
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	110,000	87,808
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	30,000	30,938
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	5,000	5,151
Massachusetts St Gen. Oblig. Series 2019 A, 5% 1/1/2038	60,000	63,524
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	40,000	44,271
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2031	85,000	95,536
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	35,000	36,820
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2041	55,000	58,701
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	55,000	58,289
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	150,000	118,242
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	140,000	149,872
		1,181,732
Health Care - 0.0%
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 3% 7/1/2032	25,000	23,575
Housing - 0.1%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series A, 4.5% 12/1/2048 (d)	5,000	4,630
Massachusetts St Hsg Fin Agy Series 2019 B 1, 2.75% 12/1/2034	80,000	69,004
		73,634
Special Tax - 0.6%
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	10,000	10,831
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2033	85,000	85,641
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	10,000	10,513
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	20,000	20,364
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016C, 5% 11/15/2034	20,000	20,586
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 B, 4% 2/15/2040	85,000	84,041
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	65,000	71,995
Massachusetts St Transn Fd Rev 5% 6/1/2047	145,000	148,421
		452,392
Transportation - 0.2%
Massachusetts St Fed Hwy Series 2016A, 5% 6/15/2027	55,000	56,447
Massachusetts St Port Auth Rev 5% 7/1/2034 (d)	70,000	74,900
		131,347
TOTAL MASSACHUSETTS		1,939,527
Michigan - 1.0%
Education - 0.1%
Michigan St Univ Revs Series 2019 B, 4% 2/15/2037	60,000	60,633
Escrowed/Pre-Refunded - 0.0%
Michigan St Hosp Fin Auth Rev 4% 11/15/2047 (Pre-refunded to 11/15/2026 at 100)	20,000	20,321
General Obligations - 0.2%
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2026	10,000	10,138
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2038	50,000	50,435
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2028	20,000	20,685
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	35,000	36,131
		117,389
Health Care - 0.2%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	20,033
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	70,000	72,449
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	25,000	26,304
		118,786
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	95,000	100,762
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	40,000	29,278
Michigan St Hsg Dev Auth Sfmr Series 2016, 3.35% 12/1/2031	10,000	9,814
		139,854
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2029	55,000	58,624
Michigan St Trunk Line Fd 4% 11/15/2037	10,000	10,217
		68,841
Transportation - 0.2%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (d)	50,000	50,945
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (d)	15,000	15,516
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2028 (d)	45,000	46,424
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (d)	100,000	106,011
		218,896
Water & Sewer - 0.1%
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	35,000	35,621
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2018 A, 5% 7/1/2027	35,000	36,661
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	35,000	38,871
		111,153
TOTAL MICHIGAN		855,873
Minnesota - 1.0%
General Obligations - 0.7%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2021 C, 4% 8/1/2043	75,000	72,596
Minnesota St Gen. Oblig. Series 2017 A, 5% 10/1/2028	30,000	31,620
Minnesota St Gen. Oblig. Series 2018 B, 3.25% 8/1/2036	55,000	53,265
Minnesota St Gen. Oblig. Series 2022B, 5% 8/1/2032	90,000	102,627
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	90,000	65,430
Rochester MN Ind Sch Dst No535 Series 2020A, 2% 2/1/2033 (Minnesota St Guaranteed)	210,000	175,864
Virginia MN Series 2019A, 3% 2/1/2036 (Minnesota St Guaranteed)	85,000	77,487
		578,889
Health Care - 0.2%
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 4% 11/15/2037	95,000	92,048
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2016B, 5% 11/15/2029	25,000	27,221
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3.25% 5/1/2039	15,000	13,029
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	20,000	20,505
		152,803
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 2.45% 1/1/2052	100,000	65,339
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	20,000	19,914
		85,253
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2019 A, 5% 1/1/2049	35,000	36,204
TOTAL MINNESOTA		853,149
Mississippi - 0.4%
Escrowed/Pre-Refunded - 0.3%
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2031 (Pre-refunded to 12/1/2026 at 100)	75,000	77,840
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2035 (Pre-refunded to 12/1/2026 at 100)	55,000	57,082
West Rankin Miss Util Auth Rev Series 2018, 5% 1/1/2048 (Pre-refunded to 1/1/2028 at 100)	100,000	106,064
		240,986
Special Tax - 0.1%
Mississippi Dev Bank Spl Oblg Series A, 5% 8/1/2026	45,000	46,149
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	5,000	5,299
		51,448
TOTAL MISSISSIPPI		292,434
Missouri - 0.7%
Electric Utilities - 0.2%
City of Springfield MO Public Utility Revenue Series 2015, 4% 8/1/2031	35,000	35,046
Missouri Joint Muni Elec Util Comm Pwr Proj Rev Series 2016 A, 5% 12/1/2040	150,000	151,881
		186,927
Escrowed/Pre-Refunded - 0.1%
Metropolitian St Louis MO Swr Dist Wastewtr Sys Rev Series 2015 B, 5% 5/1/2045 (Pre-refunded to 5/1/2025 at 100)	80,000	80,406
General Obligations - 0.0%
Missouri St Brd Pub Bldgs Spl (Missouri St Proj.) Series 2014A, 3% 10/1/2029	15,000	14,575
Health Care - 0.4%
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2012, 4% 11/15/2042	85,000	80,599
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	15,000	14,341
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	25,000	22,083
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 4% 11/15/2049	55,000	51,906
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2016, 5% 11/15/2028	30,000	30,712
Missouri St Health & Edl Facs (Lutheran Senior Services Proj.) Series 2019 A, 5% 2/1/2042	125,000	127,213
		326,854
TOTAL MISSOURI		608,762
Montana - 0.1%
Health Care - 0.1%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2028	20,000	20,573
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 4.125% 7/1/2038	75,000	74,241
		94,814
TOTAL MONTANA		94,814
Nebraska - 0.3%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	40,000	38,341
Electric Utilities - 0.2%
Omaha Public Power District Series 2021 B, 4% 2/1/2046	125,000	122,788
Escrowed/Pre-Refunded - 0.0%
University NE Univ Revs Series 2016A, 3% 7/1/2039 (Pre-refunded to 7/1/2026 at 100)	5,000	5,002
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Methodist Hospital Proj.) Series 2015, 4.25% 11/1/2045	35,000	33,048
Nebraska Edl Health Cultural & Social Svcs Fin Auth Rev (Immanuel Retirement Communitis Proj.) Series 2019 A, 4% 1/1/2049	85,000	75,530
		108,578
TOTAL NEBRASKA		274,709
Nevada - 0.5%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Southern California Edison Co Proj.) Series 2010, 2.1% 6/1/2031	100,000	87,410
General Obligations - 0.2%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2038	15,000	13,394
Clark Cnty NV Gen. Oblig. Series 2018 A, 5% 6/1/2043	100,000	103,349
Clark Cnty NV Gen. Oblig. Series 2019 A, 5% 12/1/2028	15,000	16,165
Clark Cnty NV School Dist Series 2019 A, 3% 6/15/2039 (Assured Guaranty Municipal Corp Insured)	30,000	26,142
Washoe Cnty Nev Sch Dist Series 2017 C, 3.25% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	50,000	42,717
		201,767
Special Tax - 0.2%
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2030	50,000	52,174
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2040	100,000	100,673
		152,847
TOTAL NEVADA		442,024
New Jersey - 3.7%
Education - 0.4%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (d)	20,000	18,720
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	35,000	36,597
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 4% 7/1/2047	40,000	37,610
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024 C, 5% 3/1/2028	210,000	224,175
		317,102
Electric Utilities - 0.0%
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (d)	20,000	16,209
General Obligations - 2.5%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2030	80,000	86,397
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2026	5,000	5,146
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series WW, 5.25% 6/15/2028	45,000	45,337
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	15,000	15,045
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	60,000	60,086
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	105,000	112,986
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	20,000	20,522
New Jersey St Gen. Oblig. 3% 6/1/2032	200,000	193,138
New Jersey St Gen. Oblig. 4% 6/1/2034 (Pre-refunded to 6/1/2025 at 100)	15,000	15,051
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (e)	70,000	65,638
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	30,000	27,197
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (e)	5,000	4,224
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (e)	35,000	26,152
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured) (e)	385,000	290,382
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (e)	110,000	78,732
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (e)	90,000	64,417
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (e)	5,000	2,985
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (e)	65,000	37,028
New Jersey Trans Trust Fund Auth 4.5% 6/15/2049	5,000	5,017
New Jersey Trans Trust Fund Auth 5% 6/15/2028	85,000	90,224
New Jersey Trans Trust Fund Auth 5% 6/15/2030	50,000	54,550
New Jersey Trans Trust Fund Auth 5% 6/15/2034	85,000	89,599
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2027 (Pre-refunded to 6/15/2025 at 100)	30,000	30,279
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2029 (Pre-refunded to 6/15/2025 at 100)	45,000	45,419
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2032	5,000	5,037
New Jersey Trans Trust Fund Auth Series 2018 A, 4% 12/15/2031	80,000	81,678
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	95,000	96,087
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2037	160,000	160,206
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2032	80,000	84,793
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2026	90,000	92,830
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2027	10,000	10,492
		1,996,674
Health Care - 0.0%
New Jersey Health Care (Hackensack Meridian Health Inc Proj.) Series 2017A, 4% 7/1/2052	25,000	23,465
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 3% 7/1/2032	25,000	22,593
		46,058
Housing - 0.1%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2018 A, 3.75% 10/1/2035	70,000	67,613
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	30,000	31,400
Transportation - 0.7%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	55,000	55,377
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,501
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2031	75,000	76,482
New Jersey Turnpike Authority 5% 1/1/2033	100,000	113,366
New Jersey Turnpike Authority Series 2016A, 5% 1/1/2033	30,000	30,461
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2033	70,000	72,282
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	5,000	5,070
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	10,000	10,581
New Jersey Turnpike Authority Series 2021 A, 4% 1/1/2051	190,000	189,063
		578,183
TOTAL NEW JERSEY		3,053,239
New Jersey,New York - 1.5%
Transportation - 1.5%
Port Auth NY & NJ 5% 11/15/2026	110,000	114,303
Port Auth NY & NJ 5% 9/15/2026 (d)	5,000	5,117
Port Auth NY & NJ 5.25% 11/15/2057	175,000	181,293
Port Auth NY & NJ Series 175TH, 3.25% 12/1/2042	130,000	108,614
Port Auth NY & NJ Series 189, 5% 5/1/2027	60,000	60,355
Port Auth NY & NJ Series 189, 5% 5/1/2030	80,000	80,434
Port Auth NY & NJ Series 189, 5% 5/1/2031	50,000	50,266
Port Auth NY & NJ Series 194, 4% 10/15/2045	105,000	102,297
Port Auth NY & NJ Series 194, 5% 10/15/2030	15,000	15,194
Port Auth NY & NJ Series 194, 5% 10/15/2034	55,000	55,622
Port Auth NY & NJ Series 198, 5% 11/15/2046	50,000	50,798
Port Auth NY & NJ Series 202, 5% 10/15/2030 (d)	30,000	30,765
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,747
Port Auth NY & NJ Series 209, 5% 7/15/2036	115,000	120,235
Port Auth NY & NJ Series TWO HUNDRED ELEVENTH, 4% 9/1/2043	55,000	54,743
Port Auth NY & NJ Series TWO HUNDRED THIRTEEN, 5% 9/1/2030	70,000	76,160
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2032	50,000	54,315
		1,192,258
TOTAL NEW JERSEY,NEW YORK		1,192,258
New Jersey,Pennsylvania - 0.0%
Transportation - 0.0%
Delaware Rvr Jt Toll Brg PA NJ Series 2017, 5% 7/1/2036	65,000	67,448
New Mexico - 0.4%
Health Care - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 3% 8/1/2048	10,000	7,668
Housing - 0.4%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	85,000	82,508
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 D CL I, 3% 7/1/2052	125,000	120,521
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2022 C, 3.95% 9/1/2047	165,000	149,212
		352,241
TOTAL NEW MEXICO		359,909
New York - 19.0%
Education - 1.0%
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	47,404
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	55,000	53,411
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 5% 7/1/2037	5,000	5,106
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2026	65,000	67,052
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	55,000	48,236
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020 A2, 5% 7/1/2031	25,000	27,889
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	95,000	94,666
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 4% 7/1/2045	30,000	29,080
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 5% 7/1/2026	100,000	102,577
New York State Dormitory Authority (New York Univ, NY Proj.) Series 2015A, 3% 7/1/2029	50,000	50,031
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	75,000	79,977
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	65,000	69,079
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	135,000	144,397
		818,905
Electric Utilities - 0.5%
Long Island Pwr Auth NY Elec Series 1998 A, 0% 12/1/2026 (Assured Guaranty Municipal Corp Insured) (e)	125,000	117,487
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	10,000	10,147
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	20,000	20,513
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	30,000	31,629
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	130,000	151,012
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	15,000	14,690
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	50,000	51,861
		397,339
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth St Pers Income Tax Rev Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	35,000	35,743
General Obligations - 2.8%
City of New York NY Gen. Oblig. 4% 8/1/2050	140,000	134,341
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	30,000	31,455
City of New York NY Gen. Oblig. Series 2018 E 1, 5% 3/1/2044	385,000	397,171
City of New York NY Gen. Oblig. Series 2018 F 1, 3.5% 4/1/2046	200,000	174,122
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2034	25,000	26,454
City of New York NY Gen. Oblig. Series 2019 E, 5% 8/1/2034	70,000	74,399
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	150,000	160,179
City of New York NY Gen. Oblig. Series C, 3% 8/1/2029	50,000	49,229
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	25,000	25,774
City of New York NY Gen. Oblig. Series F 1, 3.5% 3/1/2038	120,000	111,739
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 3% 8/1/2026	45,000	44,979
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 3% 3/1/2045	100,000	79,644
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	55,000	59,275
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2034	95,000	101,825
Nassau Cnty NY Gen. Oblig. Series 2016 A, 3.5% 1/1/2037	130,000	126,907
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 IS S 1, 5% 7/15/2026	100,000	100,161
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2040	80,000	80,494
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	125,000	112,607
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	10,000	10,593
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2035	35,000	37,103
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2020S1 SUBS1B, 3% 7/15/2049	50,000	38,902
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2032	100,000	114,040
New York St Dorm Auth Revs Non St Supportd Debt (Scio N Y Cent Sch Dist Proj.) Series A, 5% 10/1/2029	35,000	36,925
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) Series 2023 A, 5% 10/1/2032	90,000	102,156
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	10,000	9,063
Suffolk Cnty NY Gen. Oblig. Series 2015 C, 5% 5/1/2027	10,000	10,015
Westchester Cnty NY Gen. Oblig. Series 2021 A, 5% 10/15/2029	65,000	71,477
		2,321,029
Health Care - 0.2%
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	25,000	22,949
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	30,000	32,565
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2022 1 A, 4% 7/1/2051	90,000	87,151
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2033	35,000	35,161
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	30,000	25,799
		203,625
Housing - 0.8%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series C 1, 3.65% 11/1/2047	100,000	85,665
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series H, 2.95% tender 11/1/2045 (Liquidity Facility Fannie Mae) (b)	60,000	59,593
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series I 1, 3.95% 11/1/2036	10,000	9,854
New York NY City Hsg Dev Corp Rev (NY City Mhsg Rev 2019 Proj.) Series 2020 A, 2.55% 8/1/2040	110,000	83,056
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017 L, 3.45% 11/1/2042	15,000	13,242
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 N, 3.05% 11/1/2052	65,000	48,868
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	5,000	3,828
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	15,000	14,299
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	23,915
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	165,000	129,319
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	130,000	98,439
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	75,000	62,830
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	15,000	11,471
		644,379
Industrial Development - 0.2%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	75,000	85,315
New York Liberty Dev Corp Series 2021, 2.75% 2/15/2044	55,000	41,425
		126,740
Other - 0.1%
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2026	50,000	50,661
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2028	40,000	40,865
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	30,000	28,690
		120,216
Special Tax - 8.8%
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2034	190,000	207,010
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2039	60,000	64,600
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	80,000	84,545
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Municipal Corp Insured)	25,000	19,646
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	320,000	332,264
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	70,000	71,864
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	50,000	51,128
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	145,000	129,323
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2039 (Assured Guaranty Inc Insured) (e)	20,000	10,487
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2045 (Assured Guaranty Inc Insured) (e)	15,000	5,636
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2046 (Assured Guaranty Inc Insured) (e)	25,000	8,884
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2009A, 0% 3/1/2044 (e)	90,000	35,752
New York NY City Transitional Fin Auth Rev Series 2016 F 3, 3.25% 2/1/2042	50,000	43,111
New York NY City Transitional Fin Auth Rev Series 2016, 5% 2/1/2035	120,000	121,854
New York NY City Transitional Fin Auth Rev Series 2016, 5% 2/1/2037	130,000	131,773
New York NY City Transitional Fin Auth Rev Series 2017 B, 4% 8/1/2037	50,000	50,107
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	105,000	106,609
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	55,000	56,824
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 3.375% 8/1/2045	65,000	55,523
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2040	75,000	77,828
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 3.25% 11/1/2043	40,000	34,299
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	70,000	70,660
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2026	50,000	51,074
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	5,000	5,001
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2037	100,000	101,096
New York NY City Transitional Fin Auth Rev Series C 3, 4% 5/1/2044	10,000	9,722
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2040	115,000	117,964
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2043	50,000	48,932
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 3% 11/1/2037	115,000	101,517
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	45,000	46,272
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	80,000	87,943
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	120,000	117,552
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2028	175,000	187,994
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2032	200,000	222,416
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2032	105,000	118,744
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 4% 2/1/2051	200,000	190,902
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	255,000	277,336
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2048 (Pre-refunded to 3/15/2048 at 100)	25,000	25,811
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2029 (Pre-refunded to 9/15/2026 at 100)	70,000	72,353
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	76,923
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	15,000	15,368
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2015B GROUP C, 5% 2/15/2042	35,000	35,076
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	5,000	5,112
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	15,000	15,773
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2037	165,000	168,122
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	240,000	272,961
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017 A, 3.5% 3/15/2039	100,000	95,693
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	10,000	10,403
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,935
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	110,000	113,996
New York State Dormitory Authority 5% 3/15/2042	100,000	104,768
New York State Urban Development Corp (New York State Pit Proj.) 3% 3/15/2040	180,000	155,468
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	250,000	190,479
New York State Urban Development Corp (New York State Pit Proj.) Series 2023B, 5% 3/15/2037	300,000	336,383
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 5% 3/15/2031	190,000	212,015
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2054	330,000	353,527
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2021 A, 3% 3/15/2041	50,000	42,660
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2032 (e)	135,000	98,509
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2038 (e)	105,000	56,261
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2044 (e)	25,000	9,488
NY Mta Dedicated Tax Fund 5% 11/15/2047	165,000	167,811
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (e)	60,000	44,738
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	35,000	36,332
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2056	80,000	82,010
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2032	325,000	317,081
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	230,000	222,547
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 4% 5/15/2048	130,000	126,108
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 4.125% 5/15/2053	150,000	146,550
		7,090,453
Transportation - 2.8%
Metropolitan Transn Auth NY Rv 5% 11/15/2028	50,000	53,290
Metropolitan Transn Auth NY Rv Series 2015 F, 3.25% 11/15/2031	160,000	152,322
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	50,000	46,440
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2029	115,000	118,060
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	30,000	30,814
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	95,000	98,143
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	15,000	14,440
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2027	50,000	52,510
Metropolitan Transn Auth NY Rv Series 2017C 1, 3.25% 11/15/2036	260,000	232,059
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	35,000	37,044
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2026	80,000	82,647
Metropolitan Transn Auth NY Rv Series 2020 E, 5% 11/15/2027	130,000	136,526
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2026	65,000	65,968
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2031	130,000	131,598
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	35,000	35,249
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045 (Assured Guaranty Municipal Corp Insured)	125,000	122,703
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (d)	15,000	15,423
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	100,000	108,424
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (d)	80,000	85,171
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2060 (d)	265,000	277,793
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Municipal Corp Insured) (d)	20,000	17,891
Triborough Brdg & Tunl NY Revs Series 2002 F, 5% 11/1/2027	65,000	68,893
Triborough Brdg & Tunl NY Revs Series 2002 F, 5% 11/1/2031	75,000	84,677
Triborough Brdg & Tunl NY Revs Series 2008B 3, 5% 11/15/2037	60,000	60,719
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (e)	85,000	68,690
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (e)	90,000	66,952
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	25,000	25,400
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2046	50,000	50,687
		2,340,533
Water & Sewer - 1.8%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2017 A, 3.5% 6/15/2036	40,000	39,458
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 A, 5% 6/15/2030	30,000	32,171
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2019 B, 5% 6/15/2031	25,000	27,254
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	61,577
New York NY Cty Muni Wtr Fin Auth Series 2015HH, 5% 6/15/2029	5,000	5,042
New York NY Cty Muni Wtr Fin Auth Series 2016, 4% 6/15/2038	25,000	25,056
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	25,000	25,907
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2034	45,000	45,689
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	210,000	218,752
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 3% 6/15/2049	105,000	81,296
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	90,000	94,239
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2042	15,000	15,018
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 5% 6/15/2030	25,000	27,298
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 SUB GG 2, 5% 6/15/2029	135,000	142,473
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5% 6/15/2035	260,000	297,474
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5% 6/15/2039	200,000	225,335
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	31,356
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	45,009
		1,440,404
TOTAL NEW YORK		15,539,366
North Carolina - 1.0%
Escrowed/Pre-Refunded - 0.0%
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2041 (Pre-refunded to 10/1/2025 at 100)	10,000	10,141
General Obligations - 0.4%
Mecklenburg Cnty NC Gen. Oblig. Series 2018, 3.25% 3/1/2034	65,000	62,972
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	40,000	41,170
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	75,000	80,121
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2028	50,000	53,365
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	35,000	37,964
Wake Cnty NC (Wake Cnty NC Proj.) Series 2021, 5% 3/1/2031	85,000	94,851
		370,443
Health Care - 0.3%
Atrium Health Series 2016 A, 4% 1/15/2045	150,000	142,879
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) Series 2012 A, 4% 12/1/2045	10,000	9,583
		152,462
Transportation - 0.2%
Charlotte NC Arpt Rev Series A, 5% 7/1/2047	55,000	56,172
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	5,000	5,364
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2032	40,000	42,855
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2030	55,000	58,085
		162,476
Water & Sewer - 0.1%
Charlotte NC Wtr & Swr Sys Rev Series 2018, 4% 7/1/2047	25,000	24,549
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2037	80,000	71,672
		96,221
TOTAL NORTH CAROLINA		791,743
North Dakota - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2027	85,000	87,474
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	35,640
North Dakota St Hsg Fin Agy Series 2019 C, 3.35% 7/1/2042	20,000	17,435
		53,075
TOTAL NORTH DAKOTA		140,549
Ohio - 2.5%
Electric Utilities - 0.0%
Cleveland OH Pub Pwr Sys Rev 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured) (e)	45,000	23,600
General Obligations - 0.8%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	30,000	30,159
City of Columbus OH Gen. Oblig. Series 2018 A, 5% 4/1/2030	30,000	32,162
Gahanna-Jefferson OH Sch Dist Series 2021, 2% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	100,000	56,344
Northeastern OH Local Sch Dist Clark Cnty Series 2018, 4% 12/1/2055 (Assured Guaranty Municipal Corp Insured)	100,000	92,619
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2017A, 5% 12/1/2031	40,000	42,100
Ohio St Spl Oblig (State of Ohio Proj.) Series A, 5% 4/1/2029	40,000	40,174
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	15,000	12,812
State of Ohio Gen. Oblig. Series 2015A, 5% 9/15/2026	35,000	36,231
State of Ohio Gen. Oblig. Series 2015C, 5% 11/1/2028	25,000	25,150
State of Ohio Gen. Oblig. Series 2017B, 5% 9/1/2028	60,000	64,385
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	20,000	20,651
State of Ohio Gen. Oblig. Series 2018 A, 5% 2/1/2029	15,000	15,319
State of Ohio Gen. Oblig. Series 2021 A, 4% 3/1/2038	55,000	56,305
Willoughby-Eastlake Ohio Csd Series 2016, 4% 12/1/2050	160,000	144,248
		668,659
Health Care - 0.6%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2037	5,000	4,783
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	60,000	64,622
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 4% 12/1/2042	100,000	91,808
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	5,000	5,009
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	85,000	86,237
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	50,000	38,907
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2028	145,000	153,377
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	42,076
		486,819
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 3.25% 9/1/2052	95,000	93,326
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 3.5% 9/1/2034	5,000	4,761
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 4% 3/1/2049	10,000	9,464
		107,551
Special Tax - 0.1%
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,993
Hamilton OH Sales Tax Series 2016 A, 5% 12/1/2027	55,000	58,167
		89,160
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (e)	80,000	50,068
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (e)	30,000	13,699
		63,767
Water & Sewer - 0.8%
Hamilton Cnty OH Swr Sys Rev Series 2019A, 5% 12/1/2029	150,000	164,081
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2040	100,000	85,766
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	65,000	70,227
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	260,000	264,637
		584,711
TOTAL OHIO		2,024,267
Oklahoma - 0.5%
Education - 0.0%
University of Oklahoma/The Series 2015C, 5% 7/1/2036	5,000	5,027
Electric Utilities - 0.0%
Oklahoma St Mun Pwr Auth Pwr Series 2016 A, 5% 1/1/2047	10,000	10,091
General Obligations - 0.3%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2016, 4% 7/1/2033	40,000	40,308
Oklahoma Development Finance Authority (Oklahoma St Proj.) Series 2016 D, 4% 6/1/2036	200,000	200,215
		240,523
Transportation - 0.2%
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 4% 1/1/2042	30,000	30,000
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2047	30,000	30,606
Oklahoma St Tpk Auth Tpk Rev Series 2017E, 4% 1/1/2031	100,000	101,234
		161,840
TOTAL OKLAHOMA		417,481
Oregon - 0.9%
Education - 0.0%
Oregon St Facs Auth Rev (University of Portland Proj.) Series 2015A, 5% 4/1/2045	35,000	35,065
General Obligations - 0.5%
Clackamas & Wash Cnty OR Sch Dist No 3 Series 2020 A, 0% 6/15/2035 (e)	165,000	107,400
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2032 (Oregon St Guaranteed) (e)	50,000	38,276
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2034 (Oregon St Guaranteed) (e)	20,000	14,036
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed) (e)	10,000	5,461
Deschutes & Jefferson Cnties School District #2 0% 6/15/2026 (Oregon St Guaranteed) (e)	10,000	9,518
Washington Clackamas & Yamhill Cntys OR Sch Dist No 88j Series 2018 A, 0% 6/15/2048 (Oregon St Guaranteed) (e)	255,000	79,611
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2039 (Oregon St Guaranteed) (e)	200,000	105,588
		359,890
Health Care - 0.4%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 2.5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	190,000	164,143
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2039	35,000	35,550
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	110,000	114,114
		313,807
TOTAL OREGON		708,762
Pennsylvania - 3.7%
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2042	150,000	154,178
General Obligations - 0.7%
Allegheny County PA Gen. Oblig. Series C 77, 5% 11/1/2043	25,000	26,031
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	15,000	14,924
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018 A, 4% 7/1/2046	55,000	52,355
Pennsylvania St Gen. Oblig. 5% 9/1/2031	155,000	173,223
Pennsylvania St Gen. Oblig. Series 2015, 4% 8/15/2034	25,000	25,048
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2032	60,000	60,554
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	15,000	13,837
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2027	10,000	10,326
Pennsylvania St Gen. Oblig. Series FIRST 2021, 5% 5/15/2031	60,000	66,809
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	10,000	10,431
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	25,000	26,001
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2033	90,000	92,355
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2027	50,000	51,589
		623,483
Health Care - 1.5%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	30,000	28,872
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2020A, 4% 9/1/2050	100,000	93,368
Cumberland Cnty PA Mun Auth Rv (Penn State Hlth System Proj.) Series 2019, 3% 11/1/2039	170,000	145,280
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	100,000	97,833
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,146
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2015 A, 4.125% 7/1/2040	90,000	87,116
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 4% 2/15/2040	105,000	102,904
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	10,000	9,212
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2017 A, 5% 11/15/2028	85,000	88,930
Pennsylvania St Higher Edl Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015A, 5% 9/1/2039	135,000	135,340
Pennsylvania St Higher Edl Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015A, 5% 9/1/2045	135,000	135,340
Pennsylvania St Higher Edl Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015A, 5.25% 9/1/2050	70,000	70,204
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	35,000	30,226
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	45,000	44,901
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 4% 9/1/2042	25,000	23,913
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 4% 8/15/2045	110,000	102,862
		1,206,447
Housing - 0.1%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	20,000	17,830
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	15,000	14,677
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 1.85% 4/1/2036	100,000	74,533
		107,040
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	110,000	104,643
Transportation - 1.0%
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	10,000	10,670
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (d)	20,000	19,235
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 5% 12/31/2028 (d)	70,000	71,088
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5.25% 6/30/2053 (d)	110,000	112,888
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2039 (c)	35,000	37,255
Pennsylvania Turnpike Commission Series 2016, 5% 6/1/2036	50,000	50,861
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2030	10,000	10,506
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	10,000	10,371
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049	100,000	95,850
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049 (Assured Guaranty Municipal Corp Insured)	100,000	95,862
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2034	30,000	32,170
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,604
Pennsylvania Turnpike Commission Series 2019, 5% 12/1/2032	10,000	10,677
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028	115,000	120,600
Pennsylvania Turnpike Commission Series B 2, 0% 12/1/2041 (c)	20,000	18,815
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2038	60,000	60,027
		794,479
Water & Sewer - 0.1%
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (Financial Guaranty Ins CO Insured) (e)	15,000	13,156
Westmoreland Cnty PA Mun Auth Series 2016, 3% 8/15/2042	50,000	42,679
		55,835
TOTAL PENNSYLVANIA		3,046,105
Rhode Island - 0.4%
General Obligations - 0.2%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019C, 3% 1/15/2036	95,000	87,396
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2038	70,000	51,332
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2039	50,000	35,749
		174,477
Housing - 0.2%
Rhode Island Hsg & Mtg Fin Cp Series 70, 2.8% 10/1/2034	145,000	128,293
TOTAL RHODE ISLAND		302,770
South Carolina - 0.6%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 3% 12/1/2041	20,000	15,928
South Carolina St Svc Auth Rev 5.75% 12/1/2047	200,000	221,763
South Carolina St Svc Auth Rev Series 2016 A, 3.25% 12/1/2035	10,000	9,090
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2030	80,000	81,679
		328,460
General Obligations - 0.1%
Lexington County School District No 1/SC Series 2019 B, 2.25% 2/1/2034	85,000	73,478
Lexington County School District No 2 Series 2016, 3% 3/1/2038	20,000	17,746
		91,224
Health Care - 0.0%
South Carolina Jobs-Economic Development Authority (Carealliance Health Svcs Proj.) Series 2016 A, 3% 8/15/2038	25,000	19,538
Special Tax - 0.1%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	45,000	46,663
TOTAL SOUTH CAROLINA		485,885
Tennessee - 1.0%
Electric Utilities - 0.1%
Tennessee Engy Acq Crp Gas Rev 5.625% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	50,000	51,410
General Obligations - 0.6%
Memphis TN Gen. Oblig. Series 2021, 4% 5/1/2046	50,000	48,952
Memphis TN Gen. Oblig. Series 2021, 5% 5/1/2030	80,000	87,958
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	200,000	215,837
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,186
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	20,000	20,283
Tennessee St Gen. Oblig. Series A, 5% 8/1/2035	50,000	51,384
Tennessee St Sch Bd Auth (Tennessee St Proj.) Series 2017A, 5% 11/1/2042	50,000	51,391
		490,991
Health Care - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3% 8/1/2039	20,000	16,364
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	15,000	14,495
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	5,000	4,720
		35,579
Housing - 0.0%
Tennessee Housing Development Agency Series 2016 2B, 3.5% 1/1/2047	30,000	29,915
Tennessee Housing Development Agency Series 2020 1A, 2.4% 1/1/2044	10,000	7,188
		37,103
Transportation - 0.3%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	33,360
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2054	140,000	144,814
		178,174
TOTAL TENNESSEE		793,257
Texas - 8.4%
Education - 0.8%
Arlington Higher Education Finance Corp Series 2018, 4% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	75,344
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	20,000	20,639
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	15,000	13,086
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	15,000	16,225
Board of Regents of the University of Texas System Series 2021 A, 5% 8/15/2031	165,000	184,583
Board of Regents of the University of Texas System Series 2022A, 4% 8/15/2042	65,000	65,122
Texas A&M Univ Revs Series 2017E, 5% 5/15/2035	50,000	51,864
Texas A&M Univ Revs Series 2021 A, 3% 5/15/2037	115,000	103,685
University Houston TX Univ Rev Series 2017 C, 3.25% 2/15/2041	165,000	145,869
		676,417
Electric Utilities - 0.9%
Austin TX Elec Util Sys Rev Series 2015A, 5% 11/15/2045	100,000	100,737
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2044	260,000	264,431
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2020 A, 5% 5/15/2050	55,000	56,950
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	10,000	10,355
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.55% 5/1/2030 (b)(d)	50,000	51,353
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	30,000	30,606
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2032	45,000	45,780
San Antonio TX Elec & Gas Rev Series 2019, 4% 2/1/2028	110,000	112,906
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2036	110,000	124,847
		797,965
Escrowed/Pre-Refunded - 0.3%
Denton Independent School District Series 2015 A, 5% 8/15/2045 (Pre-refunded to 8/15/2025 at 100)	100,000	101,167
Houston TX Wtr & Swr Sys Rev 0% 12/1/2027 (e)	50,000	45,398
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Pre-refunded to 8/16/2026 at 48.51) (e)	10,000	4,598
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2033 (Pre-refunded to 9/15/2027 at 75.85) (e)	150,000	103,384
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05) (e)	50,000	30,916
		285,463
General Obligations - 3.0%
Aldine TX Indpt Sch Dist Series 2017 A, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,909
Alvin Tex Indpt Sch Dist Series 2019, 3.375% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	15,000	13,722
Alvin Tex Indpt Sch Dist Series 2020, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	100,000	95,805
Austin TX Indpt Sch Dist Series 2017, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000	5,035
Austin TX Indpt Sch Dist Series 2019, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,411
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2036	15,000	13,651
College of the Mainland Gen. Oblig. Series 2019, 3.75% 8/15/2049	50,000	45,281
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.25% 8/15/2033	40,000	38,286
Conroe TX Isd Series 2020 A, 2.25% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	85,000	55,771
Cypress-Fairbanks TX Isd Series 2019, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	45,000	48,615
Cypress-Fairbanks TX Isd Series 2020A, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	180,000	164,150
Dallas Cnty Tex Hosp Dist Gen. Oblig. Series 2019, 5% 8/15/2030	75,000	79,546
Dallas TX Isd Series 2019 B, 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	20,000	18,026
Dallas TX Isd Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	115,000	129,121
Del Mar TX College Dist Gen. Oblig. Series 2018 B, 4% 8/15/2048	150,000	138,421
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	20,000	18,968
Frisco Tex Indpt Sch Dis Series 2017, 4% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	30,152
Frisco Tex Indpt Sch Dis Series 2019, 4% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,210
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2017 A, 4% 10/1/2038	200,000	200,684
Harris Cnty TX Series 2016 A, 5% 8/15/2033	35,000	35,861
Houston TX Indpt Sch Dist Series 2016, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	55,000	56,056
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,292
Katy TX Ind Sch Dist Series 2019, 4% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,037
Katy TX Ind Sch Dist Series 2022, 4% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	125,000	125,254
Keller Texas Indpt School Dist Series 2020, 4% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	100,000	97,753
Lamar TX Isd Series 2018, 4% 2/15/2050	75,000	72,496
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (e)	130,000	52,488
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	190,000	192,099
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	100,000	112,451
San Antonio TX Indpt Sch Dist Series 2019, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	20,000	21,347
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	20,000	20,652
Sherman TX Indpt Sch Dist Series 2018 A, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,898
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	51,109
Texas State Gen. Oblig. Series 2018A, 5% 10/1/2026	65,000	67,348
Texas State Gen. Oblig. Series B, 5% 10/1/2033	35,000	36,474
Tomball TX Indpt Sch Dist Series 2018, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	125,000	129,707
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	15,000	14,210
		2,411,296
Health Care - 0.2%
Harris Cnty Tex Cultural Ed Facs Fin Corp Thermal Util Rev (Texas Medical Center,Tx Proj.) Series 2017, 4% 11/15/2037	55,000	54,469
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 3% 10/1/2039	55,000	49,448
Harris Cnty TX Hosp Dist Rev Series 2016, 3.25% 2/15/2042	60,000	49,519
		153,436
Housing - 0.0%
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	35,000	25,636
Special Tax - 0.3%
Denton TX Gen. Oblig. Series 2017, 4% 2/15/2047	15,000	13,953
El Paso Tex Gen. Oblig. Series 2020, 4% 8/15/2045	100,000	97,257
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Municipal Corp Insured) (e)	40,000	12,233
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Municipal Corp Insured) (e)	35,000	10,141
Houston TX Hotel Occ Tx & Spl Rev 0% 9/1/2033 (Ambac Assurance Corp Insured) (e)	120,000	83,816
		217,400
Transportation - 1.6%
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	45,000	39,325
City of Houston TX Airport System Revenue 4% 7/1/2041 (d)	110,000	105,647
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	20,000	20,851
Dallas Fort Worth International Airport 5% 11/1/2032	215,000	241,878
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.3% 10/1/2032 (c)	35,000	37,674
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.85% 10/1/2048 (c)	70,000	74,815
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,858
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	105,000	99,778
North East Texas Regional Mobility Authority Series B, 5% 1/1/2041	40,000	40,259
North TX Twy Auth Rev 0% 1/1/2034 (Assured Guaranty Inc Insured) (e)	75,000	53,439
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (e)	25,000	16,294
North TX Twy Auth Rev 0% 1/1/2038 (Assured Guaranty Inc Insured) (e)	100,000	59,417
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	5,000	4,806
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	70,000	71,277
Port of Houston Auth 4% 10/1/2039	115,000	115,343
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2031	65,000	65,694
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (d)	105,000	106,483
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	55,000	58,284
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (e)	15,000	12,636
		1,265,758
Water & Sewer - 1.3%
Dallas TX Wtrwks & Swr Sys Rev Series 2018 C, 4% 10/1/2043	100,000	98,807
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2049	75,000	71,070
Houston TX Util Sys Rev 4% 11/15/2049	155,000	147,403
Texas Wtr Dev Brd 3% 10/15/2034	10,000	9,453
Texas Wtr Dev Brd 3% 8/1/2039	300,000	259,142
Texas Wtr Dev Brd 5% 8/1/2033	55,000	60,172
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	61,361
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2034	5,000	5,053
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	10,000	10,033
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	200,000	189,478
Texas Wtr Dev Brd Series 2022, 5% 10/15/2034	125,000	140,101
		1,052,073
TOTAL TEXAS		6,885,444
Utah - 0.8%
Education - 0.4%
University UT Univ Revs (University UT Univ Revs Proj.) Series 2021 A 1, 4% 8/1/2041	80,000	80,499
University UT Univ Revs Series 2017 A, 5% 8/1/2029	20,000	20,971
University UT Univ Revs Series 2020 A, 4% 8/1/2039	65,000	65,694
University UT Univ Revs Series 2020 A, 5% 8/1/2037	60,000	64,906
		232,070
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	50,000	56,249
Escrowed/Pre-Refunded - 0.0%
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2026 (Pre-refunded to 6/15/2025 at 100)	10,000	10,087
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2029 (Pre-refunded to 6/15/2025 at 100)	20,000	20,173
		30,260
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	120,000	121,558
Special Tax - 0.0%
Utah Tran Auth Sales Tax Rev 4% 12/15/2029	25,000	25,220
Transportation - 0.1%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (d)	90,000	88,333
Water & Sewer - 0.1%
Salt Lake City Utah Pub Util Rev Series 2020, 4% 2/1/2044	100,000	98,186
TOTAL UTAH		651,876
Virginia - 2.0%
Education - 0.1%
University VA Univ Revs Series 2015 A 1, 4% 4/1/2045	55,000	53,540
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	5,000	4,823
		58,363
Escrowed/Pre-Refunded - 0.1%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev Series A, 3% 4/1/2036 (Pre-refunded to 4/1/2026 at 100)	30,000	29,970
Henrico Cnty VA Wtr & Swr Rev Series 2016, 5% 5/1/2046 (Pre-refunded to 5/1/2026 at 100)	30,000	30,778
Virginia Port Auth Port Fac Rev Series 2015A, 5% 7/1/2033 (Pre-refunded to 7/1/2025 at 100) (d)	35,000	35,250
		95,998
General Obligations - 1.4%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	20,000	19,402
County of Loudoun VA Gen. Oblig. Series 2023A, 5% 12/1/2029	155,000	170,079
Fairfax Cnty VA Gen. Oblig. Series 2020A, 5% 10/1/2036	270,000	292,709
Richmond VA Series 2019 A, 3% 7/15/2034	40,000	37,785
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	45,000	48,392
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2031	100,000	109,259
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2026	100,000	102,178
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2017, 3% 5/15/2036	125,000	115,960
Virginia St Gen. Oblig. Series 2018A, 3% 6/1/2032	5,000	4,900
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2013A, 3% 8/1/2030	100,000	95,914
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 5% 8/1/2029	60,000	65,239
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series A, 3% 8/1/2035	15,000	13,938
Virginia St Pub Bldg Auth Pub Facs Rev (Virginia St Proj.) Series 2022 A, 5% 8/1/2031	80,000	89,565
		1,165,320
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	35,000	33,237
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	50,000	37,370
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	30,000	32,248
		102,855
Special Tax - 0.2%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 2.875% 4/1/2035	45,000	40,553
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	125,000	115,084
		155,637
Transportation - 0.1%
VA Commlth Trn Bd Grnt Antic Rev Series 2017, 5% 3/15/2027	15,000	15,685
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 3% 1/1/2041 (d)	50,000	40,377
		56,062
TOTAL VIRGINIA		1,634,235
Washington - 4.1%
Education - 0.3%
University Wash Univ Revs Series 2012C, 3.25% 7/1/2043	135,000	113,785
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	40,000	30,886
Washington St Higher Ed Facs (Seattle Pacific Univ Proj.) Series 2020 A, 5% 10/1/2042	75,000	71,228
Washington St Univ Revs Series 2015, 5% 4/1/2040	35,000	35,143
		251,042
Electric Utilities - 1.1%
Energy Norwthwest WA Elec Rev Series 2015 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	75,000	75,670
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	55,000	56,458
Energy Norwthwest WA Elec Rev Series 2017 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	95,000	99,620
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	65,000	68,814
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	140,000	158,081
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2042	100,000	104,723
Seattle WA Mun Lt & Pwr Rev Series 2020 A, 5% 7/1/2027	90,000	94,567
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2043	100,000	99,521
Tacoma WA Elec Sys Rev Series 2021, 4% 1/1/2051	135,000	129,089
		886,543
General Obligations - 1.6%
Clark Cnty WA Sch Dist 114 Evergreen Series 2019, 3% 12/1/2038 (State of Washington Guaranteed)	20,000	17,685
King Cnty WA Sch Dist #403 Renton Series 2020, 4% 12/1/2035 (State of Washington Guaranteed)	100,000	102,307
King Cnty Wash Hsg Auth Rev Series 2018, 3.5% 5/1/2038 (King County WA Guaranteed)	35,000	31,980
King County WA Gen. Oblig. Series 2015E, 5% 12/1/2029	45,000	45,741
State of Washington Gen. Oblig. Series 2015B, 5% 2/1/2028	40,000	40,055
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2035	30,000	30,485
State of Washington Gen. Oblig. Series 2020 E, 5% 6/1/2045	55,000	57,729
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2028	230,000	246,632
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2029	75,000	81,718
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	175,000	185,979
State of Washington Gen. Oblig. Series R 2015C, 5% 7/1/2027	25,000	25,000
State of Washington Gen. Oblig. Series R 2015H, 5% 7/1/2026	25,000	25,000
State of Washington Gen. Oblig. Series R 2015H, 5% 7/1/2029	15,000	14,999
State of Washington Gen. Oblig. Series R 2016B, 5% 7/1/2032	50,000	50,810
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	31,517
State of Washington Gen. Oblig. Series R 2020A, 5% 1/1/2026	20,000	20,410
State of Washington Gen. Oblig. Series R 2022A, 5% 2/1/2031	100,000	111,114
State of Washington Gen. Oblig. Series R 2023 B, 5% 7/1/2033	95,000	108,497
Thurston & Pierce Cntys WA Sch Series 2019, 4% 12/1/2035 (State of Washington Guaranteed)	50,000	50,861
		1,278,519
Health Care - 0.5%
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 3.5% 8/15/2038	125,000	111,320
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014C, 4% 10/1/2044	55,000	50,610
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	5,000	5,010
Washington St Health Care Facs Auth Rev (Seattle Cancer Care Proj.) 4% 9/1/2050	115,000	103,064
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2037	125,000	127,157
		397,161
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2027	45,000	46,557
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2035	65,000	66,736
		113,293
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 5% 4/1/2034 (d)	150,000	155,746
Water & Sewer - 0.3%
King Cnty WA Swr Rev Series 2020 A, 4% 1/1/2044	225,000	222,820
Seattle WA Wtr Sys Rev Series 2015, 4% 5/1/2045	50,000	47,855
		270,675
TOTAL WASHINGTON		3,352,979
West Virginia - 0.2%
Health Care - 0.0%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	20,000	18,746
Transportation - 0.2%
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	145,000	138,844
TOTAL WEST VIRGINIA		157,590
Wisconsin - 0.6%
Education - 0.0%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2029	40,000	40,812
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation Series 2017 B, 5% 5/1/2036	35,000	35,931
Wisconsin Health & Educational Facilities Authority Series 2016 A, 3.125% 11/15/2036 (Pre-refunded to 5/15/2026 at 100)	50,000	49,900
		85,831
General Obligations - 0.5%
Milwaukee WI Gen. Oblig. Series 2016 B3, 3% 3/1/2031	50,000	46,834
Wisconsin St Gen. Oblig. 5% 5/1/2031	95,000	105,945
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	65,000	66,622
Wisconsin St Gen. Oblig. Series 2017 3, 5% 11/1/2031	25,000	26,125
Wisconsin St Gen. Oblig. Series 2017, 5% 11/1/2026	40,000	41,539
Wisconsin St Gen. Oblig. Series 2019 A, 4% 5/1/2027	20,000	20,222
		307,287
Health Care - 0.0%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 3% 6/1/2036	5,000	4,352
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2028	5,000	5,177
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Svcs Inc Proj.) Series 2014A, 5% 11/15/2025	10,000	10,010
		19,539
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	7,996	6,910
Special Tax - 0.0%
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (d)	5,000	4,178
Wisconsin St Transn Rev Series 2017 1, 5% 7/1/2028	10,000	10,502
		14,680
TOTAL WISCONSIN		475,059
Wyoming - 0.0%
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	30,000	27,103
TOTAL MUNICIPAL SECURITIES (Cost $85,254,703)		82,042,663

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $85,254,703)	82,042,663
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(150,816)
NET ASSETS - 100.0%	81,891,847

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	4,702,697	4,702,697	2,854	-	-	-	-	0.0%
Total	-	4,702,697	4,702,697	2,854	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	4,693,890	-	4,693,890	-
Electric Utilities	4,919,596	-	4,919,596	-
Escrowed/Pre-Refunded	1,422,130	-	1,422,130	-
General Obligations	28,555,405	-	28,555,405	-
Health Care	6,974,740	-	6,974,740	-
Housing	2,164,137	-	2,164,137	-
Industrial Development	249,486	-	249,486	-
Lease Revenue	231,204	-	231,204	-
Other	531,863	-	531,863	-
Resource Recovery	35,833	-	35,833	-
Special Tax	12,188,626	-	12,188,626	-
Tobacco Bonds	128,692	-	128,692	-
Transportation	12,476,497	-	12,476,497	-
Water & Sewer	7,470,564	-	7,470,564	-

Total Investments in Securities:	82,042,663	-	82,042,663	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $85,254,703):		$82,042,663
Receivable for fund shares sold		52,427
Interest receivable		974,170
Distributions receivable from Fidelity Central Funds		306
Prepaid expenses		70
Receivable from investment adviser for expense reductions		4,957
Other receivables		12
Total assets		83,074,605
Liabilities
Payable to custodian bank	$424,134
Payable for investments purchased
Regular delivery	353,962
Delayed delivery	137,563
Payable for fund shares redeemed	31,762
Distributions payable	198,402
Accrued management fee	3,463
Other payables and accrued expenses	33,472
Total liabilities		1,182,758
Net Assets		$81,891,847
Net Assets consist of:
Paid in capital		$88,375,076
Total accumulated earnings (loss)		(6,483,229)
Net Assets		$81,891,847
Net Asset Value, offering price and redemption price per share ($81,891,847 ÷ 4,444,359 shares)		$18.43
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Interest		$1,185,990
Income from Fidelity Central Funds		2,854
Total income		1,188,844
Expenses
Management fee	$20,268
Custodian fees and expenses	1,222
Independent trustees' fees and expenses	101
Registration fees	8,786
Audit fees	32,261
Legal	63
Miscellaneous	125
Total expenses before reductions	62,826
Expense reductions	(34,135)
Total expenses after reductions		28,691
Net Investment income (loss)		1,160,153
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(60,716)
Total net realized gain (loss)		(60,716)
Change in net unrealized appreciation (depreciation) on investment securities		186,943
Net gain (loss)		126,227
Net increase (decrease) in net assets resulting from operations		$1,286,380
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,160,153	$2,265,630
Net realized gain (loss)	(60,716)	(1,027,813)
Change in net unrealized appreciation (depreciation)	186,943	563,471
Net increase (decrease) in net assets resulting from operations	1,286,380	1,801,288
Distributions to shareholders	(1,142,739)	(2,222,794)

Share transactions
Proceeds from sales of shares	14,391,350	59,628,992
Reinvestment of distributions	175	289
Cost of shares redeemed	(13,390,887)	(67,272,229)

Net increase (decrease) in net assets resulting from share transactions	1,000,638	(7,642,948)
Total increase (decrease) in net assets	1,144,279	(8,064,454)

Net Assets
Beginning of period	80,747,568	88,812,022
End of period	$81,891,847	$80,747,568

Other Information
Shares
Sold	773,738	3,336,429
Issued in reinvestment of distributions	9	16
Redeemed	(722,085)	(3,783,308)
Net increase (decrease)	51,662	(446,863)

Financial Highlights
Fidelity® SAI Municipal Bond Index Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.38	$18.35	$18.33	$20.65	$20.26	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.266	.501	.470	.330	.314	.333
Net realized and unrealized gain (loss)	.046	.021 D	.012	(2.320)	.391	.254
Total from investment operations	.312	.522	.482	(1.990)	.705	.587
Distributions from net investment income	(.260)	(.492)	(.462)	(.330)	(.315)	(.327)
Distributions from net realized gain	(.002)	-	-	-	-	-
Total distributions	(.262)	(.492)	(.462)	(.330)	(.315)	(.327)
Net asset value, end of period	$18.43	$18.38	$18.35	$18.33	$20.65	$20.26
Total Return E,F	1.69%	2.90%	2.68%	(9.74)%	3.50%	2.96%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.15% I	.17%	.18%	.20%	.17%	.45% I
Expenses net of fee waivers, if any	.07 % I	.07%	.07%	.07%	.07%	.07% I
Expenses net of all reductions	.07% I	.07%	.07%	.07%	.07%	.07% I
Net investment income (loss)	2.84% I	2.75%	2.57%	1.65%	1.53%	1.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$81,892	$80,748	$88,812	$86,256	$90,154	$54,824
Portfolio turnover rate J	19 % I	17%	17%	59%	13%	8% I

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$203,870
Gross unrealized depreciation	(3,309,251)
Net unrealized appreciation (depreciation)	$(3,105,381)
Tax cost	$85,148,044

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,214,161)
Long-term	(2,085,361)
Total capital loss carryforward	$(3,299,522)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	9,794,338	7,890,073
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity SAI Municipal Bond Index Fund	55
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $34,119.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity SAI Municipal Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9894030.105
MBX-SANN-0325
Fidelity® Municipal Bond Index Fund

Semi-Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Bond Index Fund
Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.6%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Education - 0.0%
University AL Gen Rev Series 2017B, 3% 7/1/2035	10,000	9,117
University of Ala At Birmingham Gen Rev Series 2019B, 3% 10/1/2041	50,000	42,431
		51,548
Escrowed/Pre-Refunded - 0.1%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev Series 2017A, 4% 6/1/2037 (Pre-refunded to 9/1/2027 at 100)	25,000	25,519
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev Series 2017B, 5% 9/1/2026 (Escrowed to Maturity)	75,000	77,145
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 B, 3% 1/1/2043 (Pre-refunded to 1/1/2027 at 100)	5,000	5,007
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 B, 5% 1/1/2030 (Pre-refunded to 1/1/2027 at 100)	135,000	140,481
Tuscaloosa Cnty AL Brd Ed Spl Tax Sch Dist Series 2017, 5% 2/1/2043 (Pre-refunded to 2/1/2027 at 100)	45,000	46,938
		295,090
General Obligations - 1.2%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	150,000	159,902
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (b)	240,000	253,082
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	680,000	718,125
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (b)	200,000	215,827
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	345,000	367,476
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	200,000	212,614
		1,927,026
Health Care - 0.2%
Infirmary Hlth Sys Spl Care Series 2016A, 3% 2/1/2030	40,000	38,078
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 3.625% 9/1/2041	195,000	184,425
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	130,000	132,538
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2017B1, 3.25% 9/1/2031	5,000	4,791
		359,832
Special Tax - 0.3%
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2040	100,000	100,357
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	320,000	343,874
Birmingham Jeffrsn AL Cvc Ctr Series 2018 B, 4% 7/1/2048	30,000	27,560
		471,791
Water & Sewer - 0.0%
Decatur Ala Wtr & Swr Rev Series 2021 A, 2.125% 2/15/2051	35,000	20,915
TOTAL ALABAMA		3,126,202
Alaska - 0.1%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2015B, 5% 8/1/2027	50,000	50,533
Housing - 0.1%
Alaska St Hsg Fin Corp Series 2017 A, 5% 12/1/2030	75,000	78,117
TOTAL ALASKA		128,650
Arizona - 1.0%
Education - 0.1%
Arizona Indl Dev Auth Student Hsg Rev (Provident Properties Proj.) Series 2019A, 5% 6/1/2058	65,000	66,806
Arizona St Univ Revs Series 2019 B, 4% 7/1/2049	15,000	14,589
University AZ Univ Revs Series 2016B, 5% 6/1/2042	45,000	45,764
University AZ Univ Revs Series 2020 A, 4% 8/1/2044	100,000	97,892
		225,051
Electric Utilities - 0.5%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2027	50,000	52,084
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2031	45,000	46,643
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2036	40,000	41,226
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	100,000	106,077
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2031	40,000	42,258
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	130,000	136,861
Salt River Proj AZ Agric & Pwr Series 2019 A, 4% 1/1/2041	175,000	175,467
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	255,000	287,340
		887,956
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	55,000	55,300
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	50,000	53,163
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,420
		123,883
Health Care - 0.1%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	135,000	124,698
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	40,000	40,816
		165,514
Special Tax - 0.1%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	75,000	89,226
Phoenix AZ Civic Impt Corp Series 2015A, 5% 7/1/2031	25,000	25,201
		114,427
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2045	175,000	175,618
Water & Sewer - 0.1%
Mesa AZ Util Sys Rev Series 2020, 4% 7/1/2043	180,000	177,751
TOTAL ARIZONA		1,870,200
Arkansas - 0.1%
Water & Sewer - 0.1%
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2034	110,000	116,017
California - 21.8%
Education - 2.3%
California Edl Facs Auth Rev (Loyola Marymount University Proj.) 0% 10/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	165,000	139,657
California Edl Facs Auth Rev (Loyola Marymount University Proj.) 0% 10/1/2034 (National Public Finance Guarantee Corporation Insured) (d)	15,000	10,375
California Edl Facs Auth Rev (Loyola Marymount University Proj.) Series 2001A, 0% 10/1/2030 (d)	70,000	57,052
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	60,000	71,788
California Edl Facs Auth Rev (Stanford University Proj.) Series U 6, 5% 5/1/2045	35,000	41,883
California Educational Facilities Authority (Loyola Marymount University Proj.) Series 2018 B, 5% 10/1/2043	100,000	104,812
California Educational Facilities Authority (Stanford University Proj.) Series V3, 5% 6/1/2033	175,000	205,080
California St Univ Rev Series 2015A, 5% 11/1/2027	20,000	20,353
California St Univ Rev Series 2015A, 5% 11/1/2033	105,000	106,519
California St Univ Rev Series 2015A, 5% 11/1/2043	40,000	40,428
California St Univ Rev Series 2016A, 3.125% 11/1/2036	155,000	146,808
California St Univ Rev Series 2016A, 5% 11/1/2026	45,000	46,308
California St Univ Rev Series 2016A, 5% 11/1/2045	125,000	127,061
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2042	100,000	101,670
University CA Revs 5% 5/15/2035	250,000	279,929
University CA Revs Series 2015 AO, 5% 5/15/2040	125,000	125,657
University CA Revs Series 2015 I, 5% 5/15/2028	40,000	40,262
University CA Revs Series 2016AR, 5% 5/15/2035	135,000	138,270
University CA Revs Series 2017 AY, 5% 5/15/2028	20,000	21,036
University CA Revs Series 2017M, 5% 5/15/2032	75,000	78,431
University CA Revs Series 2017M, 5% 5/15/2036	80,000	83,113
University CA Revs Series 2018 O, 4% 5/15/2029	25,000	25,849
University CA Revs Series 2018 O, 4% 5/15/2048	165,000	163,367
University CA Revs Series 2018 O, 5% 5/15/2058	105,000	109,076
University CA Revs Series 2020 BE, 5% 5/15/2031	235,000	262,499
University CA Revs Series 2023 BN, 5% 5/15/2030	150,000	167,707
University CA Revs Series 2023 BQ, 5% 5/15/2035	50,000	57,729
University CA Revs Series 2024 BS, 5% 5/15/2044	20,000	22,402
University CA Revs Series 2024 BV, 5% 5/15/2038	20,000	23,114
University CA Revs Series 2024 BW, 5% 5/15/2031	1,000,000	1,137,048
		3,955,283
Electric Utilities - 1.0%
Glendale CA Elec Series 2024, 5% 2/1/2049	85,000	92,096
Imperial CA Irr Dist Elec Rev Series 2016B 1, 5% 11/1/2046	140,000	143,089
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2040	125,000	126,797
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2046	70,000	70,815
Los Angeles CA Wtr & Pwr Rev Series 2017A, 5% 7/1/2028	5,000	5,218
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2031	15,000	15,960
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2030	55,000	59,874
Los Angeles CA Wtr & Pwr Rev Series 2019 C, 5% 7/1/2037	25,000	26,940
Los Angeles CA Wtr & Pwr Rev Series 2020 A, 5% 7/1/2027	135,000	142,721
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	275,000	303,490
Los Angeles CA Wtr & Pwr Rev Series 2023 B, 5% 7/1/2036	30,000	34,298
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	35,000	40,129
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2039	35,000	39,905
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	140,000	161,567
Sacramento CA Muni Util Dist Elec Rev Series 2019 G, 5% 8/15/2032	245,000	268,036
Sacramento CA Muni Util Dist Elec Rev Series 2020 H, 5% 8/15/2039	70,000	76,430
Turlock CA Series 2016, 5% 1/1/2046	205,000	210,250
		1,817,615
Escrowed/Pre-Refunded - 0.8%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (d)	170,000	113,271
California Health Facilities Financing Authority Series 2016A, 3.25% 11/15/2036 (Pre-refunded to 11/15/2025 at 100)	110,000	110,523
California Health Facilities Financing Authority Series 2016B, 5% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	10,000	10,405
California Infra & Econ Dev Bank 5% 7/1/2029 (Pre-refunded to 1/1/2028 at 100)	165,000	174,906
Foothill/Estrn Transn CA Toll 0% 1/1/2027 (d)	40,000	37,610
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (d)	195,000	172,249
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 4% 6/1/2031 (Pre-refunded to 6/1/2025 at 100)	100,000	100,477
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2035 (Pre-refunded to 6/1/2025 at 100)	20,000	20,177
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2040 (Pre-refunded to 6/1/2025 at 100)	10,000	10,088
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2040 (Pre-refunded to 6/1/2025 at 100)	10,000	10,088
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2015A, 5% 6/1/2045 (Pre-refunded to 6/1/2025 at 100)	140,000	141,239
Riverside County Public Financing Authority Series 2015, 4.125% 11/1/2040 (Pre-refunded to 11/1/2025 at 100)	100,000	101,167
Riverside County Public Financing Authority Series 2015, 5.25% 11/1/2045 (Pre-refunded to 11/1/2025 at 100)	180,000	183,751
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,179
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity) (d)	20,000	16,798
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Escrowed to Maturity)	5,000	5,400
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2026 (d)	30,000	29,135
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2028 (d)	200,000	183,468
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 1993 CABS, 0% 1/1/2028 (Escrowed to Maturity) (d)	35,000	32,107
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 2014A, 5% 1/15/2044 (Pre-refunded to 1/15/2025 at 100)	95,000	95,067
Solano Calif Cmnty College Dist Gen. Oblig. Series 2013 A, 5.125% 8/1/2041 (Pre-refunded to 8/1/2028 at 100) (c)	40,000	42,787
		1,595,892
General Obligations - 10.4%
Anaheim City School District/CA Series 2016, 3% 8/1/2046	50,000	40,010
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	55,000	43,138
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	810,000	854,269
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (b)	670,000	672,327
California St Pub Wks Brd Lse 5% 8/1/2028	50,000	53,651
California St Pub Wks Brd Lse Series 2020 B, 4% 3/1/2045	175,000	175,039
California St Pub Wks Brd Lse Series 2021 C, 4% 11/1/2038	260,000	266,415
Carlsbad CA Unified School Dis 0% 8/1/2035 (c)	180,000	207,035
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2019 C, 3% 8/1/2044	25,000	20,810
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	20,000	19,651
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	25,948
City of Fresno Unified School Series 2016A, 4% 8/1/2041	150,000	149,845
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	10,000	8,043
Desert Calif Cmty College Dist Gen. Oblig. Series 2024, 4% 8/1/2042	90,000	91,506
Downey CA Uni Sch Dist Series B, 3.625% 8/1/2042	355,000	337,884
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (d)	165,000	118,372
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (d)	65,000	38,463
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2035	60,000	55,976
Foothill-De Anza CA Cmty College Dist Gen. Oblig. 0% 8/1/2025 (d)	5,000	4,911
Foothill-De Anza CA Cmty College Dist Gen. Oblig. 0% 8/1/2036 (Ambac Assurance Corp Insured) (d)	200,000	133,085
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	30,022
Grossmont CA Union High School Dist 0% 8/1/2030 (d)	10,000	8,352
Grossmont CA Union High School Dist Series 2016B, 3% 8/1/2045	20,000	15,967
Hayward CA Uni Sch Dist Series 2019 A, 4% 8/1/2048	200,000	200,077
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	190,000	188,112
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	27,153
Long Beach CA Uni Sch Dist 0% 8/1/2035 (d)	150,000	102,777
Long Beach CA Uni Sch Dist Series 2016, 3% 8/1/2032	35,000	34,006
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2030	15,000	16,833
Los Angeles CA Ccd Gen. Oblig. Series J, 4% 8/1/2036	30,000	30,370
Los Angeles CA Ccd Gen. Oblig. Series J, 5% 8/1/2028	30,000	31,760
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2031	100,000	114,137
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2036	10,000	11,378
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 4% 11/1/2037	490,000	492,853
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2033	85,000	97,766
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2034	15,000	17,207
Los Angeles Unified School District/CA 5% 7/1/2035	55,000	63,180
Los Angeles Unified School District/CA 5% 7/1/2042	15,000	16,847
Los Angeles Unified School District/CA Series 2017A, 5% 7/1/2026	175,000	181,085
Los Angeles Unified School District/CA Series 2018 B 1, 5% 7/1/2033	125,000	132,275
Los Angeles Unified School District/CA Series 2018 B 1, 5.25% 7/1/2042	50,000	52,630
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	130,000	140,508
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	15,000	16,527
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	50,000	54,731
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2032	25,000	26,415
Los Angeles Unified School District/CA Series 2020 C, 5% 7/1/2030	60,000	67,335
Los Angeles Unified School District/CA Series 2020 RYQ, 5% 7/1/2027	65,000	68,798
Los Angeles Unified School District/CA Series 2021 RYRR, 5% 7/1/2031	15,000	17,119
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2033	110,000	128,492
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2036	15,000	17,384
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	25,000	28,196
Los Angeles Unified School District/CA Series A, 5% 7/1/2040	30,000	30,172
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	45,000	47,748
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	31,139
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	30,000	37,367
Marin Healthcare District Gen. Oblig. Series 2017A, 3% 8/1/2037	170,000	151,163
Marin Healthcare District Gen. Oblig. Series 2017A, 4% 8/1/2047	135,000	131,176
Montebello CA Unified Sch Dist Series 2016A, 5% 8/1/2041	50,000	51,058
Mt Diablo CA Unified Sch Dist 4% 8/1/2036	250,000	260,307
Napa Valley CA Uni Sch Dist 4% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	175,000	173,683
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (d)	230,000	154,447
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (d)	495,000	279,287
North Orange Cnty Calif Cmnty College Dist Gen. Oblig. Series 2016A, 3% 8/1/2040	15,000	13,035
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	70,000	62,273
Oakland CA Uni Sch Dist Alameda Cnty Series 2021 A, 4% 8/1/2046	205,000	203,841
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (d)	35,000	26,316
Palomar Calif Cmnty College Dist Gen. Oblig. 0% 8/1/2045 (c)	65,000	60,430
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2028 (Assured Guaranty Inc Insured) (d)	200,000	174,267
Poway CA Unified Sch Dist 0% 8/1/2046 (d)	190,000	73,149
Riverside CA Cmnty College Dst Gen. Oblig. Series 2019, 3% 8/1/2036	200,000	186,824
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (d)	5,000	1,813
San Bernardino CA Cmnty College Dist Gen. Oblig. Series E, 4.125% 8/1/2049	40,000	40,324
San Diego CA Uni Sch Dist 0% 7/1/2030 (d)	5,000	4,202
San Diego CA Uni Sch Dist 0% 7/1/2030 (d)	35,000	29,270
San Diego CA Uni Sch Dist 0% 7/1/2030 (Escrowed to Maturity) (d)	25,000	20,998
San Diego CA Uni Sch Dist 0% 7/1/2031 (Escrowed to Maturity) (d)	15,000	12,180
San Diego CA Uni Sch Dist 0% 7/1/2043 (d)	10,000	4,820
San Diego CA Uni Sch Dist 0% 7/1/2049 (d)	125,000	44,361
San Diego CA Uni Sch Dist 5.25% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	5,000	5,332
San Diego CA Uni Sch Dist 5.5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	80,000	83,413
San Diego CA Uni Sch Dist Series 2016 R 5, 5% 7/1/2026	50,000	51,731
San Diego CA Uni Sch Dist Series 2017 K 2, 0% 7/1/2031 (d)	430,000	341,757
San Diego CA Uni Sch Dist Series 2022 F 2, 5% 7/1/2042	90,000	100,407
San Diego CA Uni Sch Dist Series 2023 SR 3A, 5% 7/1/2035	25,000	28,964
San Diego CA Uni Sch Dist Series 2025 SR 4C, 5% 7/1/2034 (e)	255,000	297,614
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	25,000	27,299
San Diego CA Uni Sch Dist Series R 4, 5% 7/1/2028	70,000	70,694
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 3% 8/1/2049	200,000	158,085
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2022D 1, 4.125% 8/1/2052	195,000	196,295
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 4% 8/1/2042	10,000	9,988
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	80,000	82,467
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2041	30,000	30,082
San Jose California Gen. Oblig. Series 2019 C, 5% 9/1/2030	265,000	288,943
San Mateo CA Unified Sch Dist 6.7% 9/1/2041 (c)	50,000	52,786
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2033 (National Public Finance Guarantee Corporation Insured) (d)	130,000	97,098
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (d)	200,000	137,856
Santa Clara CA Uni Sch Dist 4% 7/1/2040	160,000	164,422
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	35,015
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	200,000	182,714
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3.125% 5/1/2047	225,000	184,638
Saugus Union School District School Facilities Improvement District No 2014-1 Series C, 2.375% 8/1/2044	150,000	107,026
Sequoia Calif Un High Sch Dist Series 2016, 3% 7/1/2031	145,000	143,840
Sierra CA Jt Cmty College Dist Gen. Oblig. Series B, 2% 8/1/2046	100,000	62,875
Sonoma Cnty Calif Jr College Gen. Oblig. Series B, 3% 8/1/2036	200,000	186,824
Sonoma Cnty Calif Jr College Gen. Oblig. Series B, 3% 8/1/2041	5,000	4,306
Southern California Pub Pwr Auth Nat Gas Proj Rev 5.25% 11/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	30,599
Southwestern Cmnty College Dist CA Gen. Oblig. Series 2021 C, 2.375% 8/1/2046	100,000	68,130
State Center CA Cmnty College Dist Gen. Oblig. Series 2020 B, 2.25% 8/1/2045	250,000	170,665
State of California Gen. Oblig. 2% 11/1/2036	60,000	48,477
State of California Gen. Oblig. 3% 10/1/2033	70,000	69,249
State of California Gen. Oblig. 3% 10/1/2034	50,000	49,165
State of California Gen. Oblig. 3% 10/1/2037	190,000	178,200
State of California Gen. Oblig. 3% 11/1/2035	250,000	244,050
State of California Gen. Oblig. 3% 11/1/2041	185,000	161,609
State of California Gen. Oblig. 3% 11/1/2050	25,000	19,513
State of California Gen. Oblig. 3% 3/1/2028	50,000	50,040
State of California Gen. Oblig. 4% 3/1/2028	40,000	41,317
State of California Gen. Oblig. 4% 3/1/2029	175,000	182,351
State of California Gen. Oblig. 4% 3/1/2050	40,000	40,015
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,242
State of California Gen. Oblig. 5% 10/1/2048	100,000	104,270
State of California Gen. Oblig. 5% 11/1/2027	50,000	52,926
State of California Gen. Oblig. 5% 11/1/2031	295,000	326,758
State of California Gen. Oblig. 5% 12/1/2031	265,000	298,292
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,731
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,731
State of California Gen. Oblig. 5% 3/1/2035	220,000	239,300
State of California Gen. Oblig. 5% 4/1/2027	10,000	10,465
State of California Gen. Oblig. 5% 4/1/2029	140,000	151,769
State of California Gen. Oblig. 5% 4/1/2030	100,000	108,589
State of California Gen. Oblig. 5% 8/1/2026	5,000	5,007
State of California Gen. Oblig. 5% 8/1/2026	65,000	65,720
State of California Gen. Oblig. 5% 8/1/2026	70,000	70,111
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,219
State of California Gen. Oblig. 5% 8/1/2045	40,000	40,208
State of California Gen. Oblig. 5% 9/1/2026	160,000	165,757
State of California Gen. Oblig. 5% 9/1/2031	230,000	258,073
State of California Gen. Oblig. 5% 9/1/2033	145,000	166,674
State of California Gen. Oblig. 5.25% 8/1/2030	95,000	96,163
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	355,000	345,027
State of California Gen. Oblig. Series 2016, 4% 9/1/2028	110,000	111,620
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	200,000	200,944
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	45,000	46,442
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,204
State of California Gen. Oblig. Series 2016B, 4% 9/1/2035	50,000	50,276
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	15,000	15,467
State of California Gen. Oblig. Series 2016B, 5% 9/1/2032	50,000	51,480
State of California Gen. Oblig. Series 2017, 3.5% 8/1/2027	25,000	25,353
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	75,000	79,389
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	65,000	68,804
State of California Gen. Oblig. Series 2017, 5% 11/1/2031	100,000	105,067
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	80,000	82,731
State of California Gen. Oblig. Series 2017, 5% 8/1/2033	100,000	102,669
State of California Gen. Oblig. Series 2024, 5% 9/1/2031	300,000	336,617
State of California Gen. Oblig. Series C, 5% 9/1/2026	20,000	20,253
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	50,628
Sunnyvale CA Fin Auth Lease Rev Series 2020, 4% 4/1/2050	380,000	377,542
Sweetwater CA Un High Sch Dist Series 2016, 4% 8/1/2042	350,000	348,761
Twin Rivers Uni Sch Dist Calif 0% 8/1/2041 (Assured Guaranty Municipal Corp Insured) (d)	135,000	63,960
Twin Rivers Uni Sch Dist Calif 4% 8/1/2043 (Assured Guaranty Municipal Corp Insured)	400,000	400,035
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (Assured Guaranty Inc Insured) (d)	15,000	13,818
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series C 1, 0% 8/1/2028 (d)	60,000	53,490
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	140,000	117,517
William S Hart Uni High School Dist 0% 8/1/2033 (d)	50,000	37,311
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	165,000	151,051
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2037	35,000	31,638
		18,151,270
Health Care - 0.8%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2026	50,000	50,865
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 1, 5% 11/1/2027	40,000	42,608
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	70,000	81,172
California Health Facilities Financing Authority (Providence Health Systems Proj.) 2% tender 10/1/2036 (b)	150,000	148,353
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	50,000	42,868
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 5% 11/15/2026	275,000	286,423
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,287
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	65,000	64,510
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2026	35,000	36,369
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	25,000	26,343
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	35,000	32,848
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 4.375% 1/1/2048	40,000	40,055
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2032	20,000	21,056
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 3.5% 3/1/2038	125,000	117,984
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2017A, 5% 4/1/2047	55,000	55,459
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2004 J, 5% tender 4/1/2036 (b)	25,000	27,120
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 4% 5/15/2053	235,000	230,479
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2047	80,000	81,639
		1,401,438
Lease Revenue - 0.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	170,000	178,822
Garden Grove Calif Pub Fing Auth Lease Rev Series 2024A, 4% 4/1/2054	65,000	64,210
		243,032
Other - 0.4%
California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts and Sciences Proj.) Series 2023 A, 5% 11/1/2036	65,000	74,967
California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts and Sciences Proj.) Series 2023 A, 5% 11/1/2038	55,000	62,981
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	200,000	193,846
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2020 A 1, 5% 4/1/2032	225,000	259,336
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	30,000	35,014
		626,144
Resource Recovery - 0.0%
Los Angeles CA Sld Wst Res Rev Series 2023 A, 5% 2/1/2033	35,000	40,741
Los Angeles CA Sld Wst Res Rev Series 2023 A, 5% 2/1/2037	25,000	28,502
		69,243
Special Tax - 0.7%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Lpmr Disney Proj.) Series 1997 C, 0% 9/1/2028 (Assured Guaranty Municipal Corp Insured) (d)	95,000	84,061
Brea California Redev Agy 0% 8/1/2029 (Ambac Assurance Corp Insured) (d)	105,000	88,943
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	160,000	155,063
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	47,325
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 5% 7/1/2044	190,000	206,958
Riverside Cnty CA Transn Commn Series 2017B, 5% 6/1/2027	40,000	42,230
Sacramento CA Fin Auth 0% 12/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	80,000	66,872
Sacramento CA Fin Auth 0% 12/1/2034 (Financial Guaranty Ins CO Insured) (d)	100,000	67,802
Sacramento CA Transn Auth Sales Tax Rev Series 2023, 5% 10/1/2033	140,000	164,459
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	55,000	57,464
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	5,000	4,146
Santa Clara Valley CA Trans Auth Sales Tax Rev 5% 4/1/2033	185,000	216,065
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	125,000	107,753
		1,309,141
Transportation - 2.1%
Bay Area Toll Au CA Bridge Rev 2.95% tender 4/1/2047 (b)	110,000	109,323
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2034	95,000	96,140
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2038	275,000	275,995
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	5,000	4,961
Bay Area Toll Au CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	130,000	128,689
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024A, 4% 7/1/2054 (Assured Guaranty Municipal Corp Insured)	205,000	199,416
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 3.25% 12/31/2032 (Assured Guaranty Municipal Corp Insured) (f)	20,000	18,654
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (f)	60,000	62,062
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2047 (f)	100,000	100,528
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	80,000	75,284
Los Angeles CA Dept Arpts Rev Series 2018 A, 5% 5/15/2035 (f)	390,000	402,838
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2034 (f)	10,000	10,348
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (f)	90,000	92,832
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2037 (f)	75,000	76,870
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2026 (f)	65,000	66,621
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2031 (f)	80,000	84,563
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2034 (f)	120,000	125,909
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2036 (f)	50,000	52,233
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2040	20,000	21,667
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2040	15,000	16,508
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	65,000	69,579
Los Angeles CA Dept Arpts Rev Series 2022 I, 5% 5/15/2042	285,000	312,722
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	30,000	31,072
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series A, 5% 7/1/2047	50,000	51,496
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2026	25,000	25,720
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (f)	40,000	40,309
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (f)	25,000	25,531
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019D, 5% 5/1/2026	135,000	138,891
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019D, 5% 5/1/2034	325,000	351,976
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019D, 5% 5/1/2039	30,000	32,103
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (f)	275,000	303,145
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2034 (f)	175,000	183,564
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 A, 4% 5/1/2039 (f)	15,000	14,725
San Francisco Municipal Transportation Agency Series 2017, 4% 3/1/2042	135,000	134,834
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2031 (National Public Finance Guarantee Corporation Insured) (d)	90,000	71,895
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (d)	30,000	22,924
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	20,000	20,606
		3,852,533
Water & Sewer - 3.2%
Anaheim Housing & Public Improvements Authority (Anaheim CA Water Rev Proj.) Series 2022 A, 5% 10/1/2052	525,000	538,830
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2032	25,000	29,013
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	15,000	17,234
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2052	20,000	21,692
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2016, 5% 10/1/2026	15,000	15,434
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2016, 5% 10/1/2029	25,000	25,661
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2017, 5% 10/1/2029	405,000	425,023
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2018, 5% 10/1/2026	25,000	26,029
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2024, 5% 10/1/2035	15,000	17,485
California St Dept Wtr Res Cen Series 2016, 4% 12/1/2031	40,000	40,603
California St Dept Wtr Res Cen Series AW, 4% 12/1/2034	235,000	238,695
California St Dept Wtr Res Cen Series AX, 5% 12/1/2031	435,000	462,642
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	65,000	71,077
California St Dept Wtr Res Cen Series BB, 5% 12/1/2035	200,000	223,186
County of Orange CA Series 2017A, 5% 8/15/2029	75,000	78,471
County of Orange CA Series 2019C, 5% 8/15/2032	150,000	165,151
East Bay CA Mun Util Dist Wtr Sys Rev Series 2015A, 5% 6/1/2037	65,000	65,445
East Bay CA Mun Util Dist Wtr Sys Rev Series 2017B, 5% 6/1/2027	5,000	5,281
Long Beach CA Wtr Rev Series 2024, 4% 5/1/2054	155,000	154,431
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2016B, 5% 7/1/2029	50,000	51,012
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2033	20,000	20,795
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	25,000	26,492
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 4% 7/1/2049	140,000	140,140
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2028	430,000	464,307
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2042	15,000	16,841
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2035	15,000	17,475
Metropolitan Wtr Dist Southn Calif Series 2020 A, 5% 10/1/2033	55,000	60,477
Metropolitan Wtr Dist Southn Calif Series 2020 C, 5% 7/1/2039	225,000	246,928
Metropolitan Wtr Dist Southn Calif Series 2020A, 5% 7/1/2027	140,000	148,390
Metropolitan Wtr Dist Southn Calif Series 2022A, 5% 10/1/2034	200,000	230,490
Rancho CA Wtr Dist Fing Auth Series 2019 A, 4% 8/1/2039	50,000	51,611
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2031	200,000	229,160
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	235,000	272,976
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2033	15,000	17,083
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	30,000	31,490
San Diego County Water Authority 5% 5/1/2047	140,000	152,049
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2032	190,000	220,219
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2034	230,000	264,332
San Francisco CA Pub Util Comm Wtr Rev Series 2015A, 5% 11/1/2029	15,000	15,101
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	185,000	196,297
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	15,000	15,727
Santa Clara Valley Water District Public Facilities Financing Corp Series A, 5% 6/1/2033	75,000	76,319
Upper Santa Clara Vy Jt Pwrs Auth Calif Rev Series 2020 A, 4% 8/1/2050	85,000	83,384
		5,670,478
TOTAL CALIFORNIA		38,692,069
Colorado - 1.6%
Education - 0.0%
University Colo Enterprise Sys Series 2016 B, 2.75% 6/1/2030	85,000	79,173
Electric Utilities - 0.0%
Colorado Springs Colo Utils Series 2018A 2, 5% 11/15/2048	25,000	25,867
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2040	20,000	20,131
		45,998
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority Series B, 5% 11/15/2030	150,000	153,597
General Obligations - 0.5%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 3% 12/15/2036	105,000	95,252
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	285,000	287,342
Park Creek Met Dist Colo Rev Series 2015 A, 5% 12/1/2045	445,000	447,168
		829,762
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	100,000	95,646
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	20,000	18,534
Colorado Health Facilities Authority (Bethesda Living Ctr Proj.) Series 2018 B, 5% 9/15/2053	90,000	78,315
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	75,000	74,222
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	85,000	82,969
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	55,000	51,316
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2026	60,000	61,578
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 4% 5/15/2052	190,000	181,740
Colorado Health Facilities Authority (Sanford Health, SD Proj.) Series 2019A, 5% 11/1/2029	35,000	37,708
		682,028
Special Tax - 0.0%
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2026	50,000	51,133
Transportation - 0.5%
Denver CO City & Cnty Arpt 5% 11/15/2042 (f)	165,000	172,863
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (f)	30,000	31,063
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (f)	60,000	65,089
Denver CO City & Cnty Arpt Series 2018 B, 3.5% 12/1/2035	15,000	14,050
Denver CO City & Cnty Arpt Series 2019 C, 5% 11/15/2031	30,000	32,494
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (f)	245,000	256,362
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2030 (National Public Finance Guarantee Corporation Insured) (d)	25,000	20,482
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (d)	20,000	15,760
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (d)	25,000	18,910
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (National Public Finance Guarantee Corporation Insured) (d)	100,000	53,716
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2035	15,000	16,243
		697,032
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2045	165,000	178,799
Metro Wastewtr Reclamation Dist Cnty Swr Rev Series 2020A, 2% 4/1/2039	100,000	72,941
		251,740
TOTAL COLORADO		2,790,463
Connecticut - 1.4%
Education - 0.1%
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	225,000	220,482
General Obligations - 0.6%
Connecticut St Gen. Oblig. 3% 6/1/2029	90,000	89,100
Connecticut St Gen. Oblig. 3% 6/1/2039	440,000	386,812
Connecticut St Gen. Oblig. 3% 6/1/2040	100,000	87,071
Connecticut St Gen. Oblig. 4% 6/1/2031	30,000	31,277
Connecticut St Gen. Oblig. 4% 6/1/2031	65,000	68,499
Connecticut St Gen. Oblig. Series 2015A, 5% 3/15/2028	35,000	35,120
Connecticut St Gen. Oblig. Series 2015B, 3.375% 6/15/2029	25,000	24,945
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	30,000	30,729
Connecticut St Gen. Oblig. Series 2016 D, 4% 8/15/2031	15,000	15,098
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2026	25,000	25,648
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2027	105,000	109,855
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	25,000	26,156
Connecticut St Gen. Oblig. Series A, 5% 4/15/2027	25,000	26,156
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	30,000	28,871
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2029	25,000	26,500
		1,011,837
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	50,000	53,051
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	30,000	29,690
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2033	135,000	140,075
		222,816
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series A 1, 3.5% 5/15/2033	5,000	4,911
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series B 1, 3.45% 11/15/2041	5,000	4,503
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series D 1, 3.2% 11/15/2032	15,000	14,382
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2020C 1, 2.05% 5/15/2037	75,000	57,073
		80,869
Special Tax - 0.6%
Connecticut St Spl Tax Oblig 4% 5/1/2037	35,000	35,831
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	35,000	36,406
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2028	120,000	128,735
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	10,000	10,613
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	85,000	89,466
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2026	150,000	153,771
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2030	200,000	219,384
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	145,000	144,844
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2030	60,000	61,644
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	5,000	5,125
Connecticut St Spl Tax Oblig Series B, 5% 8/1/2026	110,000	111,111
		996,930
TOTAL CONNECTICUT		2,532,934
Delaware - 0.4%
General Obligations - 0.3%
Delaware St Gen. Oblig. 3.25% 3/1/2037	4,000	3,762
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2030	255,000	280,689
Delaware St Gen. Oblig. Series 2021, 5% 2/1/2029	45,000	48,774
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2034	150,000	171,681
Delaware St Gen. Oblig. Series 2024A, 5% 5/1/2035	45,000	51,866
		556,772
Health Care - 0.1%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	155,000	146,447
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 5% 10/1/2032	15,000	16,151
		162,598
Transportation - 0.0%
Delaware Trans Auth US 301 Rev Series 2015, 4% 6/1/2045 (DE TT Trust 301 Project Guaranteed)	50,000	48,490
TOTAL DELAWARE		767,860
District Of Columbia - 1.6%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,697
General Obligations - 0.7%
District Columbia Gen. Oblig. 5% 10/15/2044	15,000	15,696
District Columbia Gen. Oblig. Series 2016 A, 4% 6/1/2036	400,000	401,450
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2029	45,000	47,097
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2028	100,000	104,797
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	35,000	35,988
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2031	80,000	86,414
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2040	295,000	310,825
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2031	60,000	66,808
		1,069,075
Special Tax - 0.5%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2029	180,000	196,725
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2033	205,000	221,711
District Columbia Income Tax Rev Series 2020 C, 4% 5/1/2040	195,000	196,603
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	70,000	71,800
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2029	10,000	10,409
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2037	200,000	222,769
		920,017
Transportation - 0.3%
District Columbia Rev (DC Garvee Proj.) Series 2020, 5% 12/1/2027	180,000	190,267
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (f)	65,000	67,487
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (f)	205,000	198,693
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2025 (Assured Guaranty Inc Insured) (d)	5,000	4,879
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (d)	35,000	27,640
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (d)	70,000	48,643
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (d)	20,000	12,654
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	20,000	14,998
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2044	100,000	94,552
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	45,000	40,887
		700,700
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	130,000	136,406
TOTAL DISTRICT OF COLUMBIA		2,851,895
Florida - 4.2%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	215,000	222,900
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2035	40,000	40,424
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	100,000	95,017
Volusia Cnty FL Edl Fac Ath Rv (Stetson University, FL Proj.) Series 2015, 5% 6/1/2045	305,000	301,580
		659,921
Electric Utilities - 0.2%
Gainesville FL Utils Sys Rev Series 2021 A 1, 5% 10/1/2046	100,000	106,174
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	125,000	131,118
Orlando Fla Utils Commn Util Sys Rev Series 2018 A, 5% 10/1/2034	5,000	5,228
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	90,000	92,489
		335,009
Escrowed/Pre-Refunded - 0.2%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (f)	60,000	62,209
Jacksonville Transportation Authority Series 2015, 5% 8/1/2035	150,000	151,340
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	40,000	40,722
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2045 (Pre-refunded to 12/1/2025 at 100)	100,000	101,806
		356,077
General Obligations - 0.7%
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016D, 4% 6/1/2032	25,000	25,231
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2018 A, 4% 6/1/2037	55,000	55,922
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2019 D, 4% 6/1/2030	35,000	36,471
Florida St Gen. Oblig. Series 2021 B, 5% 7/1/2032	190,000	216,167
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	75,000	80,625
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2027	80,000	84,066
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2029	25,000	27,103
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2032	60,000	64,691
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2034	100,000	107,332
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2026	100,000	100,614
Miami-Dade Cnty Fla Gen. Oblig. Series 2013 A, 5% 7/1/2026	55,000	55,503
Miami-Dade Cnty Fla Gen. Oblig. Series 2015 D, 3% 7/1/2039	10,000	8,796
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	420,000	408,093
		1,270,614
Health Care - 0.5%
Brevard Cnty FL Health Facs Au Th Health Care Facs Rev (Health First Inc Proj.) Series 2014, 4% 4/1/2036	180,000	177,979
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 5% 11/15/2026	100,000	103,137
Lakeland FL Hosp Sys Rev Series 2016, 3% 11/15/2032	10,000	9,291
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	25,000	25,005
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2032	10,000	10,349
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 4% 10/1/2045	65,000	62,089
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	85,000	77,851
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,516
South Broward Hosp Dist FL Rev Series 2017, 5% 5/1/2028	55,000	57,161
South Broward Hosp Dist FL Rev Series 2021 A, 2.375% 5/1/2045	375,000	266,583
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	140,000	135,903
		950,864
Special Tax - 0.5%
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2051	225,000	213,022
Florida St Brd of Ed Lottery Rev Series 2016 B, 5% 7/1/2026	65,000	66,993
Hillsborough Cnty FL Cap Impt Non-Ad Valorem Rev Series 2019, 3.125% 8/1/2046	50,000	41,883
Hillsborough Cnty FL Cap Impt Non-Ad Valorem Rev Series 2019, 3.25% 8/1/2049	20,000	16,662
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2044 (d)	155,000	63,679
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2046 (d)	10,000	3,673
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2047 (d)	50,000	17,403
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (d)	5,000	3,795
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (d)	15,000	10,871
Miami-Dade Cnty FL Spl Oblig Series 2016, 5% 10/1/2026	145,000	149,908
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2019, 5% 7/1/2031	20,000	21,556
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (d)	15,000	5,063
Miami-Dade Cty FL Sports Fac Tax 6.875% 10/1/2034 (Assured Guaranty Inc Insured) (c)	255,000	294,987
Orange Cnty FL Tourist Dev Tax Series 2016 A, 4% 10/1/2034	20,000	20,002
Orange Cnty FL Tourist Dev Tax Series 2016 B, 4% 10/1/2036	30,000	30,006
Tampa FL Tax Alloc 0% 9/1/2053 (d)	5,000	1,230
		960,733
Transportation - 0.8%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (f)	100,000	101,667
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2033 (f)	35,000	35,224
Broward Cnty FL Prt Facs Rev Series 2019 B, 4% 9/1/2038 (f)	75,000	72,094
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (f)	205,000	200,088
Florida St Dept Transn Tpk Rev Series 2016 B, 2.625% 7/1/2027	60,000	58,484
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (f)	200,000	184,950
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	130,000	128,987
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2041	20,000	20,253
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 3% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	50,000	45,191
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	20,000	19,885
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3.375% 7/1/2042	70,000	63,543
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2044	125,000	130,257
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	265,000	272,808
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2038 (d)	55,000	29,967
		1,363,398
Water & Sewer - 1.0%
Broward Cnty FL Wtr & Swr Util Series 2019 A, 4% 10/1/2043	200,000	199,729
City of North Miami Beach FL Series 2020A, 5% 8/1/2044	60,000	62,899
JEA FL Wtr & Swr Sys Rev Series 2017A, 4% 10/1/2034	15,000	15,202
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	475,000	435,471
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	115,000	117,895
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	5,000	4,549
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	75,000	75,493
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	10,000	7,735
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019, 5% 10/1/2046	165,000	170,200
Miami-Dade Cnty FL Wtr & Swr Rev Series 2024A, 4.125% 10/1/2050	160,000	156,843
Tampa Fla Wtr & Wastewtr Sys Series 2020 A, 4% 10/1/2038	100,000	102,585
Tampa Fla Wtr & Wastewtr Sys Series 2020 A, 5% 10/1/2054	260,000	272,985
		1,621,586
TOTAL FLORIDA		7,518,202
Georgia - 2.3%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	20,000	20,794
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2041	245,000	247,724
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	100,000	110,431
		378,949
Electric Utilities - 0.2%
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	20,000	18,468
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	225,000	251,863
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Municipal Corp Insured)	65,000	62,335
		332,666
Escrowed/Pre-Refunded - 0.0%
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2035 (Pre-refunded to 5/1/2025 at 100)	30,000	30,195
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2043 (Pre-refunded to 5/1/2025 at 100)	25,000	25,162
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2027 (Escrowed to Maturity)	65,000	68,681
		124,038
General Obligations - 1.1%
Georgia St Gen. Oblig. Series 2016 F, 5% 1/1/2026	25,000	25,522
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,202
Georgia St Gen. Oblig. Series 2018A, 4% 7/1/2034	155,000	158,433
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	5,000	5,261
Georgia St Gen. Oblig. Series 2021 A, 4% 7/1/2035	105,000	110,568
Georgia St Gen. Oblig. Series 2022C, 5% 7/1/2031	205,000	230,689
Gwinnett Cnty GA Sch Dist Series 2019, 5% 2/1/2039	100,000	105,888
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	200,888
Main Street Natural Gas Inc Series 2019 A, 4% 5/15/2039 (Macquarie Group Ltd Guaranteed)	100,000	94,946
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	690,000	731,433
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (b)	230,000	242,729
		1,930,559
Health Care - 0.6%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	105,000	101,811
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2026	20,000	20,571
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	70,000	64,829
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 5% 2/15/2031	50,000	53,896
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	255,000	258,665
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	275,000	245,586
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (University Health Services Inc Proj.) Series 2016, 4% 1/1/2035	70,000	69,725
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (University Health Services Inc Proj.) Series 2016, 5% 1/1/2027	105,000	107,687
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) Series 2019A, 3.125% 7/1/2044	110,000	89,669
		1,012,439
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2017 C, 3.75% 6/1/2048	110,000	95,392
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2018 A, 3.95% 12/1/2043	50,000	46,955
		142,347
Special Tax - 0.0%
Metro Atlanta Rapid Tran Sales Series 2019 A, 3.125% 7/1/2046	25,000	20,457
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (f)	125,000	116,599
Water & Sewer - 0.1%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2028	25,000	25,146
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2029	5,000	5,027
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	40,000	40,116
Atlanta GA Wtr & Wastewtr Rev Series 2017 A, 5% 11/1/2032 (Pre-refunded to 11/1/2027 at 100)	25,000	26,432
Atlanta GA Wtr & Wastewtr Rev Series 2018 C, 4% 11/1/2037	15,000	14,990
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	20,000	15,290
		127,001
TOTAL GEORGIA		4,185,055
Hawaii - 0.9%
General Obligations - 0.3%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2027	50,000	52,078
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	65,000	68,509
Hawaii St Gen. Oblig. Series 2019 FW, 3.5% 1/1/2038	35,000	34,188
Hawaii St Gen. Oblig. Series EY, 5% 10/1/2026	130,000	131,872
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,954
Honolulu HI City & Cnty Gen. Oblig. Series A, 5% 10/1/2039	100,000	100,902
Honolulu HI City & Cnty Gen. Oblig. Series C, 3% 10/1/2028	135,000	133,416
		551,919
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev (Queens Health System Proj.) Series 2015A, 4% 7/1/2040	35,000	34,225
Transportation - 0.4%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2035 (f)	80,000	79,507
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	100,000	99,453
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2032	470,000	486,514
		665,474
Water & Sewer - 0.2%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2018 A, 3.375% 7/1/2042	40,000	36,196
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019A, 4% 7/1/2037	100,000	101,263
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 4% 7/1/2033	235,000	236,707
		374,166
TOTAL HAWAII		1,625,784
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2018 A, 5% 3/1/2027	25,000	25,922
Idaho Health Facs Auth Rev (Trinity Health Proj.) 5.5% 12/1/2027	60,000	60,545
Idaho Health Facs Auth Rev (Trinity Health Proj.) Series 2015ID, 5.5% 12/1/2029	20,000	20,175
		106,642
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	105,000	105,395
TOTAL IDAHO		212,037
Illinois - 4.1%
Education - 0.2%
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	105,000	105,868
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2041	25,000	25,591
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	20,000	20,327
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2043	80,000	72,110
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2032	60,000	67,696
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	35,000	39,680
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2045	20,000	21,990
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024B, 5% 4/1/2034	15,000	17,132
		370,394
Electric Utilities - 0.1%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2029	45,000	46,489
Springfield IL Elec Rev Series 2015, 4% 3/1/2040 (Assured Guaranty Municipal Corp Insured)	35,000	35,037
Springfield IL Elec Rev Series 2015, 5% 3/1/2031	60,000	60,161
Springfield IL Elec Rev Series 2015, 5% 3/1/2032	115,000	115,309
		256,996
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. 5% 1/1/2026 (Pre-refunded to 1/1/2025 at 100)	10,000	9,999
Chicago IL Gen. Oblig. Series 2008C, 0% 1/1/2026 (Escrowed to Maturity) (d)	85,000	82,073
		92,072
General Obligations - 1.5%
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2031 (d)	40,000	31,424
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (d)	50,000	35,748
Chicago IL Gen. Oblig. Series 2008C, 0% 1/1/2030 (d)	85,000	69,384
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2027	195,000	197,125
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	15,000	15,222
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	35,000	34,293
Cook Cnty IL Gen. Oblig. Series 2018, 5% 11/15/2034	100,000	102,791
Illinois St Gen. Oblig. 5% 12/1/2036	25,000	27,322
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	144,677
Illinois St Gen. Oblig. Series 2016, 4% 1/1/2031	70,000	70,137
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	35,000	35,117
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	10,000	10,422
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	40,000	39,910
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	190,000	195,541
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	140,000	146,008
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2044	25,000	23,590
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2031	20,000	21,910
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	245,000	203,697
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2030	210,000	208,431
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2031	70,000	68,700
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	50,000	51,747
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	160,000	172,090
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2032	160,000	176,142
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	100,000	106,744
Illinois St Gen. Oblig. Series NOVEMBER 2016, 4.125% 11/1/2031	40,000	40,135
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2036	100,000	101,708
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2040	85,000	82,889
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 Series 2016, 5% 2/1/2031	65,000	65,906
		2,478,810
Health Care - 0.7%
Illinois Fin Auth Rev (Lurie Childrens Hospital Proj.) Series 2017, 5% 8/15/2026	135,000	138,922
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2031	25,000	25,076
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	210,000	202,102
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	160,000	134,765
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	15,000	12,109
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 4% 11/15/2039	565,000	533,539
Illinois Finance Authority Rev (Advocate Aurora Health Inc Proj.) Series 2015, 4.125% 5/1/2045	125,000	118,652
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	80,000	61,169
		1,226,334
Housing - 0.0%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2018A, 4.125% 10/1/2038	15,000	14,924
Special Tax - 0.5%
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	100,000	103,528
Illinois St Sales Tax Rev Series 2021 A, 4% 6/15/2030	60,000	62,280
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	25,000	22,692
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2031	35,000	32,778
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (d)	30,000	23,414
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (d)	20,000	13,707
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	10,000	5,697
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (d)	20,000	15,277
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (d)	35,000	22,459
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (National Public Finance Guarantee Corporation Insured) (d)	170,000	104,273
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	90,000	52,487
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (d)	600,000	216,880
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2026 (d)	95,000	89,012
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured) (d)	15,000	3,334
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	52,623
		820,441
Transportation - 1.1%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029	60,000	64,260
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	125,000	128,699
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (f)	225,000	227,868
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	45,000	47,400
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	20,000	21,022
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	10,000	10,319
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (f)	35,000	33,426
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (f)	200,000	214,200
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2033	30,000	30,837
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2037	100,000	101,010
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2046	110,000	110,000
Chicago IL O'Hare Intl Arpt Rev Series D, 5.25% 1/1/2042	250,000	255,944
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,089
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	50,000	50,810
Illinois St Toll Hwy Auth Hwy Rev Series 2014C, 5% 1/1/2030	100,000	100,196
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2036	50,000	51,968
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	25,000	25,926
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	50,000	54,399
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	95,000	103,359
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	120,000	130,382
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	145,000	154,039
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2044	40,000	43,345
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2033	35,000	39,488
		2,023,986
Water & Sewer - 0.0%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	15,000	15,420
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2016, 4% 7/1/2030	60,000	60,349
		75,769
TOTAL ILLINOIS		7,359,726
Indiana - 0.8%
Electric Utilities - 0.1%
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2039	230,000	233,673
Escrowed/Pre-Refunded - 0.0%
Indiana Bond Bank Series 2008 B, 0% 6/1/2032 (Escrowed to Maturity) (d)	70,000	54,574
General Obligations - 0.3%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 7/15/2058	345,000	391,489
Health Care - 0.1%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 C, 5% 11/1/2032	70,000	73,025
Indiana Health & Edl Fac Fing Auth Rev (Ascension Health Credit Group Proj.) Series 2006B 8, 5% 11/15/2046	100,000	101,086
		174,111
Special Tax - 0.1%
Carmel Ind Loc Pub Impt Bd Bank (Carmel Ind Proj.) Series 2016, 5% 7/15/2030	45,000	46,143
Indianapolis Ind Loc Pub Impt Bd Bank Series 2017 C, 5% 1/1/2033	40,000	42,007
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2033	100,000	106,496
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	25,691
		220,337
Water & Sewer - 0.2%
Indiana Finance Authority (Citizens Energy Group Water Proj.) Series 2021 A, 4% 10/1/2051	20,000	19,210
Indiana Finance Authority Series 2021 1, 3% 10/1/2040	45,000	39,561
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2036	25,000	26,584
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2040	65,000	68,357
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2021 B, 5% 2/1/2041	150,000	160,484
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (d)	5,000	4,474
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2018 A, 5% 10/1/2030	55,000	58,489
		377,159
TOTAL INDIANA		1,451,343
Iowa - 0.3%
General Obligations - 0.0%
Iowa St Spl Oblig (Iowa St Proj.) Series 2019 A, 5% 6/1/2033	30,000	32,298
Housing - 0.0%
Iowa Fin Auth Single Family Mtg Rev Series 2019 A, 4% 7/1/2047	55,000	55,159
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	215,000	209,177
Water & Sewer - 0.2%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2017, 5% 8/1/2037	115,000	119,453
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2020 A, 5% 8/1/2036	105,000	114,730
Iowa Fin Auth Rev Series 2023 C, 5% 8/1/2035	40,000	45,434
		279,617
TOTAL IOWA		576,251
Kansas - 0.0%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	30,000	27,070
Health Care - 0.0%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019A, 4% 9/1/2048	50,000	46,945
TOTAL KANSAS		74,015
Kentucky - 0.5%
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	160,000	154,811
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	5,000	5,019
		159,830
General Obligations - 0.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% 8/1/2027 (Morgan Stanley Guaranteed)	50,000	50,220
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,926
		81,146
Health Care - 0.1%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2026 (National Public Finance Guarantee Corporation Insured) (d)	100,000	92,776
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2016 A, 3% 10/1/2037	95,000	81,386
		174,162
Resource Recovery - 0.2%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2008 A, 2% 2/1/2032 (f)	365,000	301,680
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	70,000	55,994
Louisville & Jefferson KY Swr Sys Rev Series 2017 A, 3.25% 5/15/2046	100,000	84,067
		140,061
TOTAL KENTUCKY		856,879
Louisiana - 0.3%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Loyola University, LA Proj.) Series 2017, 5.25% 10/1/2046 (c)	35,000	36,306
Escrowed/Pre-Refunded - 0.0%
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	25,000	25,470
General Obligations - 0.0%
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2032	25,000	27,726
Louisiana St Gen. Oblig. Series 2023 A, 5% 4/1/2036	15,000	16,964
		44,690
Health Care - 0.0%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (Womens Hospital Foundation Proj.) Series 2017 A, 4% 10/1/2041	50,000	48,635
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	30,000	26,929
		75,564
Special Tax - 0.0%
Jefferson LA Sales Tax Dist Series 2019 B, 4% 12/1/2042 (Assured Guaranty Municipal Corp Insured)	5,000	4,889
Transportation - 0.3%
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2029	80,000	85,227
Louisiana St Grnt Antic Rev Series 2021, 5% 9/1/2033	100,000	109,423
New Orleans Aviation Board Series 2018A, 4% 10/1/2043 (Assured Guaranty Municipal Corp Insured)	150,000	142,940
		337,590
TOTAL LOUISIANA		524,509
Maryland - 1.4%
Education - 0.2%
University MD Sys Auxiliary Fac & Tuition Series 2021 A, 4% 4/1/2047	290,000	283,088
Escrowed/Pre-Refunded - 0.0%
Maryland St Hlth & HI Ed Facs Series 2015, 4% 7/1/2035 (Pre-refunded to 7/1/2025 at 100)	100,000	100,444
General Obligations - 0.7%
Baltimore Cnty MD Gen. Oblig. Series 2019, 4% 3/1/2035	40,000	40,792
Baltimore Cnty MD Gen. Oblig. Series 2022, 5% 3/1/2028	295,000	314,209
Montgomery Cnty MD Gen. Oblig. Series 2020 B, 4% 11/1/2031	100,000	106,176
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,812
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	150,000	163,707
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	50,000	54,071
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	70,000	75,568
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2028	120,000	128,762
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2032	130,000	145,561
State of Maryland Gen. Oblig. Series SECOND 2020A, 5% 8/1/2035	55,000	59,941
Washington Suburban San Dist MD Series 2016 SECOND, 4% 6/1/2042	10,000	9,852
Washington Suburban San Dist MD Series 2016 SECOND, 5% 6/1/2034	65,000	66,586
Washington Suburban San Dist MD Series 2023, 5% 6/1/2036	45,000	50,898
		1,247,935
Health Care - 0.0%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	90,000	59,256
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	55,000	52,415
Maryland St Hlth & HI Ed Facs (Trinity Health Proj.) Series 2017 MD, 4% 12/1/2046	15,000	14,310
		125,981
Special Tax - 0.2%
Maryland St Dept Transn Cons Series 2018, 3% 5/1/2031	40,000	38,756
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	190,000	135,183
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2037	115,000	116,475
		290,414
Transportation - 0.3%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (f)	100,000	92,181
Maryland St Transn Auth Transn 2.25% 7/1/2039	65,000	50,078
Maryland St Transn Auth Transn 3% 7/1/2047	145,000	114,353
Maryland St Transn Auth Transn 4% 7/1/2040	180,000	179,989
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (f)	40,000	38,345
		474,946
TOTAL MARYLAND		2,522,808
Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	150,000	158,124
Massachusetts - 3.2%
Education - 0.2%
Massachusetts Development Finance Agency (Springfield College, MA Proj.) Series 2021 B, 4% 6/1/2050	35,000	28,833
Massachusetts Development Finance Agency (Wellesley College, MA Proj.) Series 2018 L, 4% 7/1/2044	165,000	165,510
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	25,000	24,177
Massachusetts St Hlth & Ed Fac (Boston College Proj.) 5.5% 6/1/2035	65,000	75,946
		294,466
Escrowed/Pre-Refunded - 0.1%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 4.75% 8/15/2032 (Pre-refunded to 8/15/2025 at 100)	185,000	186,877
General Obligations - 1.9%
Boston Mass Gen. Oblig. Series 2017A, 5% 4/1/2026	40,000	41,059
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	72,449
Massachusetts St Gen. Oblig. 5% 9/1/2029	150,000	164,202
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2029	70,000	71,987
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	45,000	46,254
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	75,000	75,361
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	40,000	41,251
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2027	5,000	5,265
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2028	200,000	214,571
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	10,000	7,982
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2032	75,000	75,446
Massachusetts St Gen. Oblig. Series 2017 E, 5% 11/1/2026	20,000	20,769
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	40,000	41,251
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2040	15,000	15,539
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2041	200,000	206,871
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	20,000	20,607
Massachusetts St Gen. Oblig. Series 2018 B, 5% 7/1/2027	20,000	21,064
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2030	150,000	166,912
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	35,000	38,737
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	25,000	26,300
Massachusetts St Gen. Oblig. Series 2019 G, 3% 9/1/2039	200,000	176,138
Massachusetts St Gen. Oblig. Series 2020 A, 5% 3/1/2029	175,000	189,951
Massachusetts St Gen. Oblig. Series 2020 B, 2% 3/1/2034	170,000	144,215
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	150,000	149,295
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2028	205,000	219,935
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2033	165,000	181,745
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	140,000	110,360
Massachusetts St Gen. Oblig. Series 2021 C, 5% 9/1/2029	50,000	54,734
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2034	20,000	22,828
Massachusetts St Gen. Oblig. Series 2024 I, 5% 12/1/2049	220,000	237,227
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2032	55,000	62,900
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2035	100,000	103,717
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2047	155,000	158,378
Massachusetts St Gen. Oblig. Series A, 5% 7/1/2026	130,000	134,064
		3,319,364
Health Care - 0.1%
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	10,000	7,942
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 3% 7/1/2032	25,000	23,575
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015D, 4% 7/1/2045	25,000	22,565
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2016Q, 4% 7/1/2036	200,000	200,188
		254,270
Housing - 0.0%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series A, 4.5% 12/1/2048 (f)	10,000	9,260
Special Tax - 0.7%
Mass Bay Tran Auth Assemnt Series 2022 A 2, 5% 7/1/2052	200,000	212,766
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	40,000	43,326
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	20,000	21,663
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	200,000	217,794
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2033	5,000	5,038
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	15,000	16,310
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2039	15,000	16,209
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	50,000	52,945
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	30,000	30,545
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016C, 5% 11/15/2034	35,000	36,025
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	10,000	11,076
Massachusetts St Transn Fd Rev 5% 6/1/2047	20,000	20,472
Massachusetts St Transn Fd Rev 5% 6/1/2048	130,000	134,081
Massachusetts St Transn Fd Rev Series 2015 A, 3.25% 6/1/2035	150,000	142,573
Massachusetts St Transn Fd Rev Series 2016B, 4% 6/1/2045	175,000	170,600
Massachusetts St Transn Fd Rev Series 2021A, 3% 6/1/2050	185,000	141,231
		1,272,654
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	70,000	53,537
Water & Sewer - 0.2%
Massachusetts St Wtr Res Auth 5.25% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	145,000	163,780
Massachusetts St Wtr Res Auth 5.25% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	25,000	29,130
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2043	140,000	149,726
		342,636
TOTAL MASSACHUSETTS		5,733,064
Michigan - 1.5%
Escrowed/Pre-Refunded - 0.1%
University MI Univ Revs Series 2015, 5% 4/1/2032 (Pre-refunded to 4/1/2026 at 100)	125,000	128,032
General Obligations - 0.5%
Detroit Mich Sch Dist Series 2005A, 5.25% 5/1/2029 (Assured Guaranty Municipal Corp Insured), (State of Michigan Guaranteed)	180,000	195,672
Lincoln MI Cons Sch Dist Series 2016 A, 5% 5/1/2040 (Assured Guaranty Municipal Corp Insured), (State of Michigan Guaranteed)	330,000	333,670
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	60,000	50,130
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2026	40,000	40,553
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2028	25,000	25,856
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	15,000	15,485
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 4/15/2036	115,000	118,133
Muskegon MI Pub Schs Series 2021 II, 5% 5/1/2051 (State of Michigan Guaranteed)	60,000	62,797
		842,296
Health Care - 0.2%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3% 11/15/2033	240,000	224,647
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	20,033
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	50,000	45,137
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2047	40,000	37,195
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2034	55,000	58,166
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	20,000	18,564
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	35,000	36,825
		440,567
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 3.1% 12/1/2044	210,000	169,753
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	160,000	117,114
Michigan Hsg Dev Rental Hsg Series 2018 A, 4.05% 10/1/2048	100,000	92,114
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.1% 12/1/2031	50,000	47,711
		426,692
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	10,000	9,450
Michigan St Trunk Line Fd 4% 11/15/2037	25,000	25,541
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2040	80,000	81,100
		116,091
Transportation - 0.2%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (f)	35,000	35,662
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (f)	55,000	56,953
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (f)	20,000	20,688
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2028 (f)	15,000	15,474
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (f)	60,000	62,113
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (f)	70,000	72,452
Wayne Cnty Mich Arpt Auth Rev Series 2018A, 5% 12/1/2034	50,000	52,814
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (f)	50,000	53,005
		369,161
Water & Sewer - 0.2%
Great Lakes Sewer Auth Mich Series 2023A, 5% 7/1/2038	25,000	27,908
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	15,000	15,266
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2018 A, 5% 7/1/2027	65,000	68,087
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	50,000	55,605
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 B, 5% 7/1/2035	15,000	16,650
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	15,000	16,659
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series C, 5% 7/1/2033	50,000	50,979
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2018B, 5% 10/1/2028	130,000	139,546
		390,700
TOTAL MICHIGAN		2,713,539
Minnesota - 1.1%
General Obligations - 1.0%
Forest Lake Minn Inpt Sch Dist Series 2016 A, 3.25% 2/1/2046 (Minnesota St Guaranteed)	200,000	169,320
Hennepin Cnty Minn Gen. Oblig. Series 2019 B, 5% 12/15/2029	120,000	129,614
Hennepin Cnty Minn Gen. Oblig. Series 2020 C, 5% 12/15/2035	250,000	272,032
Minnesota St Gen. Oblig. Series 2015 A, 5% 8/1/2028	110,000	111,250
Minnesota St Gen. Oblig. Series 2015B, 2.95% 8/1/2027	40,000	39,443
Minnesota St Gen. Oblig. Series 2017 A, 5% 10/1/2028	25,000	26,350
Minnesota St Gen. Oblig. Series 2018 B, 3.25% 8/1/2036	5,000	4,842
Minnesota St Gen. Oblig. Series 2019 B, 5% 8/1/2027	100,000	105,368
Minnesota St Gen. Oblig. Series 2020 A, 5% 8/1/2033	100,000	110,222
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	455,000	465,255
Minnesota St Gen. Oblig. Series 2021 A, 5% 9/1/2029	125,000	136,663
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	145,000	105,415
		1,675,774
Health Care - 0.0%
Apple Vy Minn Sr Living Rev (Minnesota Senior Living Proj.) Series 2016 A 1, 4.25% 1/1/2037	30,000	26,958
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	15,000	15,378
		42,336
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 2.55% 1/1/2046	285,000	202,997
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	95,000	94,591
		297,588
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2019 A, 5% 1/1/2049	35,000	36,204
TOTAL MINNESOTA		2,051,902
Mississippi - 0.1%
General Obligations - 0.0%
Mississippi Dev Bank Spl Oblig (Mississippi St Proj.) Series 2013C, 5% 1/1/2027	15,000	15,561
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	65,000	68,327
		83,888
Special Tax - 0.1%
Mississippi Dev Bank Spl Oblg Series A, 5% 8/1/2026	65,000	66,659
Mississippi Dev Bank Spl Oblg Series A, 5% 8/1/2027	50,000	52,048
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	25,000	26,495
		145,202
TOTAL MISSISSIPPI		229,090
Missouri - 0.3%
Electric Utilities - 0.0%
City of Springfield MO Public Utility Revenue Series 2015, 4% 8/1/2031	50,000	50,065
Missouri Joint Muni Elec Util Comm Pwr Proj Rev Series 2016 A, 4% 12/1/2036	40,000	39,805
		89,870
General Obligations - 0.0%
Missouri St Brd Pub Bldgs Spl (Missouri St Proj.) Series 2014A, 3% 10/1/2029	30,000	29,151
Health Care - 0.1%
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	60,000	53,001
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	140,000	134,139
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2016, 5% 11/15/2028	10,000	10,237
		197,377
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 3.35% 11/1/2049	30,000	24,685
Special Tax - 0.1%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2048	180,000	171,223
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2057 (Assured Guaranty Municipal Corp Insured) (f)	90,000	91,462
TOTAL MISSOURI		603,768
Montana - 0.2%
Health Care - 0.2%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2028	65,000	66,863
Montana Facility Fin Auth Rev (IHC Health Services Inc Proj.) Series 2019A, 4% 1/1/2036	110,000	111,184
Montana Facility Fin Auth Rev (IHC Health Services Inc Proj.) Series 2019A, 5% 1/1/2030	150,000	163,351
		341,398
TOTAL MONTANA		341,398
Nebraska - 0.4%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	85,000	81,474
Electric Utilities - 0.3%
Omaha Public Power District Series 2022 A, 4% 2/1/2042	40,000	40,087
Omaha Public Power District Series 2024 B, 5% 2/1/2035	325,000	367,787
		407,874
Escrowed/Pre-Refunded - 0.0%
University NE Univ Revs Series 2016A, 3% 7/1/2039 (Pre-refunded to 7/1/2026 at 100)	45,000	45,025
Health Care - 0.1%
Sarpy Cnty NE Hosp Auth No 1 Series 2016, 4% 5/15/2051	140,000	128,903
TOTAL NEBRASKA		663,276
Nevada - 0.5%
General Obligations - 0.2%
Clark Cnty NV Gen. Oblig. Series 2016B, 5% 11/1/2027	50,000	51,741
Clark Cnty NV Gen. Oblig. Series 2019 A, 5% 12/1/2028	40,000	43,107
Clark Cnty NV Gen. Oblig. Series 2019, 3% 6/1/2038	65,000	57,981
Clark Cnty NV School Dist 5.25% 6/15/2035	205,000	231,001
Clark Cnty NV School Dist Series 2019 A, 3% 6/15/2039 (Assured Guaranty Municipal Corp Insured)	20,000	17,428
Washoe Cnty Nev Sch Dist Series 2017 C, 3.125% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	50,000	43,160
		444,418
Special Tax - 0.1%
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2030	10,000	10,434
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	95,000	89,751
Las Vegas Convention & Visitors Authority Series 2018 C, 4% 7/1/2048	50,000	47,547
		147,732
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2042	40,000	41,985
Water & Sewer - 0.2%
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2016, 3% 7/1/2030	75,000	73,428
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2041	215,000	215,080
		288,508
TOTAL NEVADA		922,643
New Jersey - 3.5%
Education - 0.0%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (f)	20,000	18,720
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	35,000	36,597
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 4% 7/1/2047	40,000	37,610
		92,927
Electric Utilities - 0.1%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) Series 2019 B, 2.05% tender 10/1/2039 (b)	75,000	66,256
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (f)	205,000	166,157
		232,413
Escrowed/Pre-Refunded - 0.2%
New Jersey Bldg Auth St Bldg Series 2016A, 5% 6/15/2029 (Pre-refunded to 6/15/2026 at 100)	225,000	231,226
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	55,000	57,220
New Jersey Econom Dev Auth Rev Series 2018EEE, 5% 6/15/2033	80,000	86,260
New Jersey Econom Dev Auth Rev Series WW, 5% 6/15/2037 (Pre-refunded to 6/15/2025 at 100)	30,000	30,265
		404,971
General Obligations - 2.2%
Edison Twp NJ Gen. Oblig. 2% 3/15/2037	100,000	76,338
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series WW, 5.25% 6/15/2028	30,000	30,225
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	60,000	60,178
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	40,000	40,057
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	35,000	37,662
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	15,000	15,391
New Jersey St Gen. Oblig. 2% 6/1/2037	105,000	79,968
New Jersey St Gen. Oblig. 3% 6/1/2032	90,000	86,913
New Jersey St Gen. Oblig. 4% 6/1/2034 (Pre-refunded to 6/1/2025 at 100)	10,000	10,034
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (d)	60,000	58,158
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (d)	40,000	38,772
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (d)	90,000	84,392
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	30,000	27,197
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (d)	20,000	16,856
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (d)	45,000	38,018
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	510,000	397,218
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (d)	65,000	48,568
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured) (d)	40,000	30,169
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (d)	15,000	10,736
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (d)	140,000	95,764
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (d)	45,000	26,862
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (d)	35,000	19,938
New Jersey Trans Trust Fund Auth 4% 6/15/2050	200,000	190,150
New Jersey Trans Trust Fund Auth 5% 6/15/2030	305,000	332,759
New Jersey Trans Trust Fund Auth 5% 6/15/2038	250,000	275,796
New Jersey Trans Trust Fund Auth 5% 6/15/2048 (Pre-refunded to 12/15/2032 at 100)	230,000	262,500
New Jersey Trans Trust Fund Auth 5% 6/15/2050 (Pre-refunded to 12/15/2030 at 100)	45,000	49,828
New Jersey Trans Trust Fund Auth Series 2015AA, 4.625% 6/15/2030	165,000	165,815
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2027 (Pre-refunded to 6/15/2025 at 100)	20,000	20,186
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2031	135,000	136,041
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2032	70,000	70,512
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	250,000	263,045
New Jersey Trans Trust Fund Auth Series 2019 AA, 4% 6/15/2036	20,000	20,086
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	25,000	22,546
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	75,000	79,305
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	160,000	165,987
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2040	250,000	246,589
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2026	135,000	139,245
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2027	15,000	15,738
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2037 (f)	25,000	25,652
		3,811,194
Health Care - 0.2%
New Jersey Health Care (Hackensack Meridian Health Inc Proj.) Series 2017A, 4% 7/1/2052	125,000	117,322
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 3% 7/1/2032	25,000	22,593
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 3.125% 7/1/2033	150,000	134,824
		274,739
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018 A, 4% 6/1/2037	30,000	29,697
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	130,000	136,066
		165,763
Transportation - 0.7%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	15,000	15,102
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,502
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	50,000	50,996
New Jersey Turnpike Authority 4.25% 1/1/2043	50,000	50,781
New Jersey Turnpike Authority 5% 1/1/2046	225,000	244,208
New Jersey Turnpike Authority 5.25% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	30,000	30,697
New Jersey Turnpike Authority Series 2016A, 5% 1/1/2033	50,000	50,768
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2035	110,000	113,081
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	30,000	30,419
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2030	255,000	269,182
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2032	200,000	210,567
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	15,000	15,872
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2031	155,000	163,345
		1,270,520
TOTAL NEW JERSEY		6,252,527
New Jersey,New York - 1.1%
Transportation - 1.1%
Port Auth NY & NJ 5% 9/15/2026 (f)	185,000	189,331
Port Auth NY & NJ Series 177TH, 3% 7/15/2028 (f)	50,000	48,194
Port Auth NY & NJ Series 177TH, 4% 1/15/2043 (f)	195,000	178,912
Port Auth NY & NJ Series 189, 5% 5/1/2030	20,000	20,109
Port Auth NY & NJ Series 189, 5% 5/1/2045	140,000	140,357
Port Auth NY & NJ Series 194, 5% 10/15/2030	35,000	35,453
Port Auth NY & NJ Series 194, 5% 10/15/2032	55,000	55,665
Port Auth NY & NJ Series 194, 5% 10/15/2035	100,000	101,092
Port Auth NY & NJ Series 194, 5.25% 10/15/2055	50,000	50,405
Port Auth NY & NJ Series 198, 5% 11/15/2046	15,000	15,238
Port Auth NY & NJ Series 202, 5% 10/15/2030 (f)	20,000	20,510
Port Auth NY & NJ Series 202, 5% 10/15/2034 (f)	580,000	592,874
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,747
Port Auth NY & NJ Series 209, 5% 7/15/2034	70,000	73,530
Port Auth NY & NJ Series 222, 5% 7/15/2031	75,000	82,947
Port Auth NY & NJ Series 223, 5% 7/15/2031 (f)	55,000	59,437
Port Auth NY & NJ Series 244, 5% 7/15/2045	225,000	246,159
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2030	100,000	109,140
		2,051,100
TOTAL NEW JERSEY,NEW YORK		2,051,100
New Jersey,Pennsylvania - 0.0%
Transportation - 0.0%
Delaware Rvr Jt Toll Brg PA NJ Series 2017, 5% 7/1/2036	5,000	5,188
New Mexico - 0.4%
Escrowed/Pre-Refunded - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev Series 2015A, 4.125% 8/1/2044 (Pre-refunded to 8/1/2025 at 100)	40,000	40,158
Housing - 0.3%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	295,000	286,356
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2022 C, 3.95% 9/1/2047	195,000	176,341
New Mexico Mtg Fin Auth Series 2019 F, 3.05% 7/1/2044	100,000	79,445
New Mexico Mtg Fin Auth Series 2019 F, 3.5% 7/1/2050	40,000	39,666
		581,808
Special Tax - 0.1%
New Mexico St Severance Tax Series 2022B, 5% 7/1/2031	135,000	150,145
TOTAL NEW MEXICO		772,111
New York - 16.9%
Education - 1.1%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2015A, 5% 7/1/2027	105,000	105,944
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	47,404
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series A, 5% 10/1/2047	30,000	34,876
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	165,000	160,234
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 5% 7/1/2037	100,000	102,116
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 4% 7/1/2043	100,000	97,614
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2029	60,000	61,691
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2040	30,000	31,625
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020 A2, 5% 7/1/2031	25,000	27,890
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	130,000	129,543
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 5% 7/1/2030	190,000	212,294
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2027	20,000	21,038
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 5% 7/1/2026	100,000	102,577
New York St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2021 B, 3% 7/1/2045	100,000	78,418
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2040	235,000	234,616
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	25,000	26,659
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	160,000	170,041
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	375,000	401,103
		2,045,683
Electric Utilities - 0.6%
Long Island Pwr Auth NY Elec 0% 6/1/2029 (Assured Guaranty Municipal Corp Insured) (d)	90,000	76,572
Long Island Pwr Auth NY Elec 5% 9/1/2030	120,000	133,188
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	40,000	40,589
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	30,000	30,769
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	20,000	21,086
Long Island Pwr Auth NY Elec Series 2019 A, 5% 9/1/2026	150,000	155,321
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	220,000	255,559
New York St Pwr Auth Series 2024A, 5% 11/15/2035	200,000	233,133
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	80,000	78,349
Utility Debt Securitization Authority Series 2017, 5% 12/15/2038	25,000	26,047
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	50,000	51,860
		1,102,473
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth St Pers Income Tax Rev Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	105,000	107,230
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2027	110,000	114,754
		221,984
General Obligations - 2.8%
City of New York NY Gen. Oblig. Series 2008 L 6, 5% 4/1/2031	50,000	53,641
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	760,000	780,899
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	10,000	10,485
City of New York NY Gen. Oblig. Series 2018 B 1, 4% 10/1/2040	260,000	256,100
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2027	25,000	26,316
City of New York NY Gen. Oblig. Series 2018 E 1, 5% 3/1/2031	240,000	253,035
City of New York NY Gen. Oblig. Series 2019 D1, 4% 12/1/2041	50,000	49,163
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2026	200,000	206,190
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2029	260,000	282,592
City of New York NY Gen. Oblig. Series A(A 1), 4% 8/1/2044	20,000	19,402
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	120,000	128,143
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	150,000	151,512
City of New York NY Gen. Oblig. Series B 1, 3.25% 10/1/2042	55,000	47,481
City of New York NY Gen. Oblig. Series C, 3% 8/1/2034	25,000	23,656
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	75,000	77,321
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 5% 8/1/2026	250,000	257,738
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2042	125,000	123,319
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	70,000	75,441
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2047	235,000	254,326
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	115,000	130,666
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2048	365,000	392,914
Hempstead Town New York Gen. Oblig. Series 2021, 2.125% 6/15/2040	250,000	185,303
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2016 S 1, 5% 7/15/2026	50,000	51,033
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	155,000	139,633
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	30,000	31,778
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2034	5,000	5,266
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2028	400,000	429,847
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2035	35,000	36,336
New York St Dorm Auth Revs Non St Supportd Debt (Scio N Y Cent Sch Dist Proj.) Series A, 5% 10/1/2029	15,000	15,825
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2031 (Assured Guaranty Municipal Corp Insured)	225,000	238,934
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	40,000	36,252
Westchester Cnty NY Gen. Oblig. Series 2018 A, 4% 12/1/2027	50,000	51,308
Westchester Cnty NY Gen. Oblig. Series 2019 D, 4% 12/15/2028	20,000	20,654
		4,842,509
Health Care - 0.3%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 3% 7/1/2029	150,000	139,302
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 4% 7/1/2041	40,000	37,494
New York St Dorm Auth Revs Non St Supported Debt (Maimonides Medical Center Proj.) Series 2020, 3% 2/1/2050	55,000	42,845
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	120,000	110,154
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	20,000	21,710
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 4% 8/1/2038	60,000	57,842
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	40,000	38,605
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 4.125% 5/1/2042	50,000	50,088
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2033	40,000	40,184
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	45,000	38,699
		576,923
Housing - 0.6%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series H, 2.95% tender 11/1/2045 (Liquidity Facility Fannie Mae) (b)	15,000	14,898
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series I 1, 3.95% 11/1/2036	70,000	68,980
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017 L, 3.45% 11/1/2042	25,000	22,071
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 N, 3.05% 11/1/2052	55,000	41,350
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	25,000	19,138
New York St Hsg Fin Agy Series 2021G, 2.4% 11/1/2041	210,000	156,733
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	5,000	4,766
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	23,915
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.45% 5/1/2059	10,000	7,959
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 D 1B, 2.4% 11/1/2050	75,000	47,923
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 A 1, 2.05% 11/1/2033	135,000	111,504
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.25% 11/1/2041	110,000	79,182
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	205,000	160,668
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	160,000	121,156
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 225, 2.3% 10/1/2040	155,000	115,434
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	25,000	19,118
		1,014,795
Industrial Development - 0.2%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	135,000	153,567
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.5% 10/1/2037	25,000	29,145
New York Liberty Dev Corp Series 2019 CL 2, 2.625% 9/15/2069	150,000	139,635
		322,347
Other - 0.1%
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2027	15,000	15,306
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2028	75,000	76,622
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	45,000	43,035
		134,963
Special Tax - 6.7%
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	190,000	200,795
Battery Pk City Auth NY Rev Series 2023 A, 5% 11/1/2053	145,000	156,201
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Municipal Corp Insured)	25,000	19,646
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	120,000	121,092
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	35,000	34,316
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	55,000	57,108
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	40,000	41,065
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	95,000	97,143
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2041	20,000	22,054
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2039 (Assured Guaranty Inc Insured) (d)	10,000	5,243
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2045 (Assured Guaranty Inc Insured) (d)	25,000	9,393
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2009A, 0% 3/1/2027 (d)	90,000	83,144
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2009A, 0% 3/1/2037 (d)	50,000	29,459
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2009A, 0% 3/1/2044 (d)	45,000	17,876
New York NY City Transitional Fin Auth Rev 5% 11/1/2032	170,000	187,793
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	50,000	51,294
New York NY City Transitional Fin Auth Rev Series 2017, 3% 5/1/2034	50,000	47,297
New York NY City Transitional Fin Auth Rev Series 2017, 4% 5/1/2037	80,000	80,321
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	15,000	15,229
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2038	55,000	56,914
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2029	150,000	156,945
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2033	360,000	377,733
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2036	240,000	250,374
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2036	465,000	486,299
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 3.25% 11/1/2043	140,000	120,046
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2036	50,000	50,785
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	30,000	30,283
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2038	100,000	100,333
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	20,000	20,003
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2028	30,000	30,457
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2035	105,000	106,168
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2026	40,000	41,386
New York NY City Transitional Fin Auth Rev Series FISCAL 2001 C, 4% 2/1/2027	70,000	71,502
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2045	415,000	403,088
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	260,000	255,341
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2040	10,000	10,010
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2041	100,000	106,820
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	80,000	82,262
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	150,000	164,892
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2038	100,000	101,245
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	30,000	29,388
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2037	100,000	110,110
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2033	445,000	499,773
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	190,000	206,642
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2038	235,000	262,665
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2048 (Pre-refunded to 3/15/2048 at 100)	75,000	77,434
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2029 (Pre-refunded to 9/15/2026 at 100)	80,000	82,689
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	76,923
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	210,000	215,150
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2051	200,000	214,486
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	10,000	10,223
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5% 3/15/2032	50,000	53,337
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2039	100,000	105,492
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	90,000	94,636
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	120,000	91,908
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	220,000	221,998
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	595,000	565,091
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2037	500,000	563,615
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2048	600,000	655,024
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	15,000	15,604
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,935
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	15,000	15,545
New York State Dormitory Authority 3% 3/15/2049	105,000	80,759
New York State Dormitory Authority 5% 2/15/2043	50,000	51,563
New York State Urban Development Corp (New York State Pit Proj.) Series 2016 A, 5% 3/15/2026 (Escrowed to Maturity)	20,000	20,505
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	65,000	63,812
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	85,000	82,914
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2036	500,000	543,016
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2058	135,000	127,613
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2048	355,000	380,031
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2046	75,000	72,298
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2032 (d)	90,000	65,673
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2036 (d)	100,000	59,786
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2038 (d)	75,000	40,186
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2044 (d)	75,000	28,465
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (d)	225,000	167,769
NY Mta Dedicated Tax Fund Series 2012A, 3% 11/15/2028	190,000	186,444
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	90,000	93,426
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	150,000	155,924
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	390,000	377,363
NY Payroll Mobility Tax Series 2021 SUB C 3, 4% 5/15/2051	540,000	518,731
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5.25% 5/15/2057	230,000	247,768
		11,857,069
Tobacco Bonds - 0.0%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	75,000	77,000
Transportation - 2.9%
Metropolitan Transn Auth NY Rv 4% 11/15/2049	25,000	23,481
Metropolitan Transn Auth NY Rv Series 2015 F, 3.25% 11/15/2031	35,000	33,320
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	250,000	232,200
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	325,000	330,369
Metropolitan Transn Auth NY Rv Series 2016 D, 3% 11/15/2032	50,000	46,212
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	10,000	10,271
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	95,000	91,455
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2027	100,000	105,020
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2034	55,000	55,327
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	245,000	246,329
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	25,000	26,460
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2027	20,000	21,004
Metropolitan Transn Auth NY Rv Series 2019 B, 4% 11/15/2049 (Assured Guaranty Municipal Corp Insured)	40,000	37,859
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	20,000	18,671
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	25,000	23,352
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2044	25,000	26,660
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2046	120,000	111,555
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2030	395,000	404,856
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2034	80,000	80,893
Metropolitan Transn Auth NY Rv Series C 2, 3% 11/15/2038	25,000	20,520
New York St Twy Auth Gen Rev 5.25% 1/1/2056	250,000	252,508
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	30,000	30,214
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2046	50,000	39,418
New York St Twy Auth Gen Rev Series K, 5% 1/1/2026	80,000	80,000
New York St Twy Auth Gen Rev Series L, 5% 1/1/2034	70,000	73,463
New York St Twy Auth Gen Rev Series N, 4% 1/1/2047	200,000	193,491
New York St Twy Auth Gen Rev Series P, 5% 1/1/2031	25,000	27,862
New York St Twy Auth Gen Rev Series P, 5% 1/1/2033	10,000	11,412
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (f)	30,000	30,847
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2040 (f)	50,000	47,124
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (f)	150,000	157,937
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (f)	500,000	514,721
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Municipal Corp Insured) (f)	210,000	222,722
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Municipal Corp Insured) (f)	30,000	26,836
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2041 (f)	30,000	27,516
Port Auth NY & NJ Series 245, 5% 9/1/2038	235,000	266,996
Triborough Brdg & Tunl NY Revs 5% 11/15/2031	200,000	225,920
Triborough Brdg & Tunl NY Revs 5% 11/15/2034	150,000	164,783
Triborough Brdg & Tunl NY Revs Series 2008B 3, 5% 11/15/2037	40,000	40,479
Triborough Brdg & Tunl NY Revs Series 2012B, 0% 11/15/2032 (d)	290,000	217,407
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (d)	105,000	84,852
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (d)	35,000	26,037
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2031	100,000	102,396
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	25,000	25,400
Triborough Brdg & Tunl NY Revs Series 2018 C, 5% 11/15/2037	25,000	26,309
Triborough Brdg & Tunl NY Revs Series 2019A, 5% 11/15/2049	45,000	46,585
Triborough Brdg & Tunl NY Revs Series A, 5% 11/15/2026	50,000	51,864
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2036	90,000	93,475
		5,054,388
Water & Sewer - 1.5%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2017 A, 3.5% 6/15/2036	10,000	9,864
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 A, 5% 6/15/2030	50,000	53,618
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2019 B, 5% 6/15/2031	25,000	27,254
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2023 B, 5% 6/15/2032	210,000	238,941
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2037	15,000	17,301
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2038	85,000	97,626
New York NY Cty Muni Wtr Fin Auth 4% 6/15/2052	150,000	143,455
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	61,577
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2049	65,000	67,854
New York NY Cty Muni Wtr Fin Auth Series 2015HH, 5% 6/15/2029	65,000	65,546
New York NY Cty Muni Wtr Fin Auth Series 2017 EE, 5% 6/15/2036	60,000	62,252
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	5,000	5,180
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2032	10,000	10,162
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	135,000	140,626
New York NY Cty Muni Wtr Fin Auth Series 2019 FF 2, 4% 6/15/2037	80,000	81,114
New York NY Cty Muni Wtr Fin Auth Series 2020 AA, 5% 6/15/2027	150,000	157,801
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	195,000	204,183
New York NY Cty Muni Wtr Fin Auth Series BB 1, 5% 6/15/2046	40,000	40,206
New York NY Cty Muni Wtr Fin Auth Series DD, 5% 6/15/2048	15,000	15,432
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2039	100,000	100,958
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2042	90,000	90,111
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2049	35,000	33,788
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 5% 6/15/2030	25,000	27,298
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 FF, 5% 6/15/2041	190,000	202,785
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5% 6/15/2051	255,000	274,515
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	230,000	251,938
New York St Env Facs Corp Rev Series 2017 C, 5% 8/15/2047	175,000	180,253
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	31,356
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	45,009
		2,738,003
TOTAL NEW YORK		29,988,137
North Carolina - 1.0%
General Obligations - 0.5%
Charlotte NC Gen. Oblig. Series 2023B, 5% 7/1/2028	25,000	26,804
Mecklenburg Cnty NC Gen. Oblig. Series 2019, 4% 3/1/2034	210,000	215,229
Mecklenburg Cnty NC Series 2017 A, 3% 4/1/2037	50,000	45,442
Mecklenburg Cnty NC Series 2022, 5% 9/1/2032	130,000	148,379
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	70,000	72,048
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	45,000	48,072
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	20,000	21,694
Wake Cnty NC Gen. Oblig. Series 2019 A, 3% 3/1/2036	50,000	46,359
Wake Cnty NC Gen. Oblig. Series 2022A, 5% 2/1/2031	100,000	111,819
		735,846
Health Care - 0.0%
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2016 A, 5% 6/1/2028	65,000	69,059
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 4% 10/1/2045	55,000	49,471
		118,530
Transportation - 0.4%
Charlotte NC Arpt Rev Series 2021A, 4% 7/1/2041	150,000	149,311
North Carolina St Grant Antic Rev Series 2015, 5% 3/1/2027	30,000	30,079
North Carolina St Grant Antic Rev Series 2015, 5% 3/1/2028	50,000	50,128
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	45,000	48,277
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2033	75,000	80,194
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2034	40,000	42,682
North Carolina Tpk Auth Triangle Expwy Sys Rev 0% 1/1/2037 (Assured Guaranty Inc Insured) (d)	275,000	170,252
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2009B, 0% 1/1/2038 (d)	110,000	64,696
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2031	85,000	89,539
		725,158
Water & Sewer - 0.1%
Greensboro NC Ent Sys Rev Series A, 4% 6/1/2047	95,000	93,287
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2037	80,000	71,672
		164,959
TOTAL NORTH CAROLINA		1,744,493
North Dakota - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	35,640
Ohio - 2.4%
Electric Utilities - 0.0%
Cleveland OH Pub Pwr Sys Rev 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured) (d)	55,000	28,846
General Obligations - 0.5%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	45,000	45,239
City of Columbus OH Gen. Oblig. Series 2018 A, 5% 4/1/2030	120,000	128,647
City of Columbus OH Gen. Oblig. Series 2024 A, 5% 8/15/2040	65,000	73,013
Gahanna-Jefferson OH Sch Dist Series 2021, 2% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	45,000	25,355
Northeastern OH Local Sch Dist Clark Cnty Series 2018, 4% 12/1/2055 (Assured Guaranty Municipal Corp Insured)	65,000	60,202
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2017A, 5% 12/1/2031	20,000	21,050
Ohio St Spl Oblig (State of Ohio Proj.) Series A, 5% 4/1/2029	40,000	40,174
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	10,000	8,542
State of Ohio Gen. Oblig. Series 2015A, 5% 9/15/2026	20,000	20,703
State of Ohio Gen. Oblig. Series 2015C, 5% 11/1/2028	35,000	35,210
State of Ohio Gen. Oblig. Series 2015C, 5% 11/1/2030	50,000	50,264
State of Ohio Gen. Oblig. Series 2016, 5% 5/1/2029	50,000	51,268
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	25,000	25,814
State of Ohio Gen. Oblig. Series 2018 A, 5% 2/1/2029	25,000	25,532
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2027	60,000	62,908
State of Ohio Gen. Oblig. Series 2021 B, 5% 9/15/2031	120,000	134,546
State of Ohio Gen. Oblig. Series 2024A, 5% 3/1/2039	65,000	72,740
		881,207
Health Care - 0.5%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2015A, 4% 11/1/2044	245,000	226,214
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2037	100,000	102,489
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	55,000	55,099
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 4% 12/1/2046	70,000	66,781
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	65,000	65,946
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 4% 8/15/2050	20,000	18,632
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) 5% 1/15/2041	20,000	20,170
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2028	100,000	105,777
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	42,076
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	285,000	259,851
		963,035
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 3% 3/1/2052	115,000	112,462
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	485,000	350,857
		463,319
Special Tax - 0.2%
Cleveland Ohio Income Tax Rev Series 2017B 1, 5% 10/1/2028	115,000	121,842
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,993
Hamilton OH Sales Tax 0% 12/1/2028 (Ambac Assurance Corp Insured) (d)	235,000	204,479
		357,314
Tobacco Bonds - 0.1%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	240,000	252,001
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	50,000	52,656
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (d)	20,000	12,517
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2041 (d)	60,000	30,373
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (d)	25,000	11,416
		106,962
Water & Sewer - 0.7%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	285,000	270,764
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev 5% 12/1/2033	30,000	34,326
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2017 A, 5% 12/1/2028	30,000	31,393
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 6/1/2046	90,000	72,510
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2040	80,000	85,727
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 6/1/2033	90,000	98,614
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	490,000	498,739
Ohio Water Dev Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2019A, 5% 6/1/2027	55,000	57,697
		1,149,770
TOTAL OHIO		4,202,454
Oklahoma - 0.3%
Education - 0.0%
University of Oklahoma/The Series 2015C, 5% 7/1/2036	85,000	85,463
Electric Utilities - 0.0%
Oklahoma St Mun Pwr Auth Pwr Series 2016 A, 5% 1/1/2047	15,000	15,137
General Obligations - 0.0%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2016, 4% 7/1/2033	10,000	10,077
Health Care - 0.1%
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 4% 8/15/2048 (Assured Guaranty Municipal Corp Insured)	140,000	127,420
Special Tax - 0.1%
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev Series 2017, 4% 7/1/2047	145,000	140,985
Transportation - 0.1%
Oklahoma St Tpk Auth Tpk Rev Series 2017 A, 4% 1/1/2047	35,000	33,426
Oklahoma St Tpk Auth Tpk Rev Series 2017 D, 5% 1/1/2026	65,000	66,223
		99,649
Water & Sewer - 0.0%
Oklahoma St Wtr Res Brd Rev Fd Series 2023 A, 4.125% 4/1/2053	20,000	19,791
TOTAL OKLAHOMA		498,522
Oregon - 0.9%
Education - 0.0%
Oregon St Facs Auth Rev (University of Portland Proj.) Series 2015A, 5% 4/1/2045	15,000	15,028
General Obligations - 0.4%
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2033 (Oregon St Guaranteed) (d)	60,000	44,033
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2034 (Oregon St Guaranteed) (d)	35,000	24,562
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2036 (Oregon St Guaranteed) (d)	85,000	54,298
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed) (d)	155,000	84,640
Deschutes & Jefferson Cnties School District #2 0% 6/15/2026 (Oregon St Guaranteed) (d)	40,000	38,072
Deschutes Cnty OR Admin Sch Dist No 1 Series 2017, 5% 6/15/2026 (Oregon St Guaranteed)	10,000	10,291
Deschutes Ore Pub Libr Dist Gen. Oblig. Series 2021, 3% 12/1/2041	205,000	173,934
Greater Albany Sch Dist No 8j or Series 2017, 5% 6/15/2027 (Oregon St Guaranteed)	15,000	15,730
Oregon St Gen. Oblig. Series 2019 A, 4% 5/1/2037	110,000	112,198
Oregon St Gen. Oblig. Series 2021A, 4% 5/1/2038	195,000	198,778
		756,536
Health Care - 0.4%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	100,000	92,442
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	50,000	51,844
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2039	15,000	15,236
Oregon Hlth Sciences Univ Rev Series 2019 A, 5% 7/1/2030	100,000	108,121
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	230,000	238,601
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	45,000	34,844
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 5% 5/15/2029	100,000	106,746
		647,834
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2030 (f)	155,000	165,027
Tri County Met Dist Series 2018 A, 3.25% 10/1/2034	50,000	47,826
		212,853
TOTAL OREGON		1,632,251
Pennsylvania - 3.3%
Education - 0.1%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 5% 10/1/2042	5,000	5,100
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 5% 10/1/2046	135,000	137,248
Northampton Cnty PA Gp College (Lafayette College Proj.) Series 2017, 3.125% 11/1/2034	60,000	55,711
		198,059
General Obligations - 0.9%
Allegheny County PA Gen. Oblig. Series C 77, 5% 11/1/2043	25,000	26,031
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	60,000	59,697
Pennsylvania St Gen. Oblig. 5% 9/1/2032	15,000	16,945
Pennsylvania St Gen. Oblig. 5% 9/15/2029	100,000	103,054
Pennsylvania St Gen. Oblig. Series 2015, 4% 8/15/2034	175,000	175,338
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2032	60,000	60,554
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	45,000	41,512
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Municipal Corp Insured)	200,000	198,793
Pennsylvania St Gen. Oblig. Series FIRST 2015, 5% 3/15/2026	55,000	55,194
Pennsylvania St Gen. Oblig. Series FIRST 2015, 5% 3/15/2029	60,000	60,211
Pennsylvania St Gen. Oblig. Series FIRST 2020, 5% 5/1/2028	195,000	208,125
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2039	200,000	141,890
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2032	40,000	45,227
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2038	20,000	22,100
Pennsylvania St Gen. Oblig. Series SECOND 2016, 5% 1/15/2028	145,000	150,357
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	50,000	52,155
Philadelphia PA Sch Dist Series 2018 B, 4% 9/1/2043 (Assured Guaranty Municipal Corp Insured)	30,000	29,704
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	30,000	31,201
Philadelphia PA Sch Dist Series F, 5% 9/1/2026	110,000	113,198
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 4% 12/1/2031	110,000	111,782
		1,703,068
Health Care - 0.7%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	5,000	4,812
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2027	100,000	103,520
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2033	110,000	117,141
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	200,000	195,665
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,146
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2012B, 4% 7/1/2043	40,000	37,053
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	90,000	84,492
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	35,000	32,242
Pennsylvania Econ Dev Fing Auth UPMC Rev (Univ of Penn Health Systems Proj.) Series 2017 A, 5% 11/15/2027	40,000	42,085
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2017 A, 5% 11/15/2028	90,000	94,161
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2050	25,000	23,383
Pennsylvania St Higher Edl Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015A, 5.25% 9/1/2050	215,000	215,628
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	120,000	103,633
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	5,000	4,989
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 4% 8/15/2045	105,000	98,187
		1,167,137
Housing - 0.3%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 124A, 4% 10/1/2038 (f)	60,000	59,930
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	80,000	71,319
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	5,000	4,892
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 129, 3.15% 10/1/2039	195,000	168,723
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 136, 2.07% 10/1/2036	200,000	155,116
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 144A, 4.05% 10/1/2039	35,000	34,465
		494,445
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	165,000	156,964
Special Tax - 0.1%
Pennsylvania Economic Development Fing Parking System Rev Series 2024 B, 4.25% 1/1/2050	230,000	223,662
Transportation - 1.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (f)	465,000	475,202
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	30,000	32,013
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (f)	25,000	24,044
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 5% 12/31/2028 (f)	160,000	162,486
Pennsylvania Turnpike Commission 5% 12/1/2030	40,000	41,908
Pennsylvania Turnpike Commission 5% 12/1/2030	25,000	27,657
Pennsylvania Turnpike Commission 5% 12/1/2031	30,000	33,570
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2039 (c)	5,000	5,322
Pennsylvania Turnpike Commission Series 2016, 5% 6/1/2027	160,000	163,659
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	50,000	51,855
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,604
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2049	200,000	209,006
Pennsylvania Turnpike Commission Series 2019, 5% 12/1/2032	30,000	32,032
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	180,000	173,734
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	60,000	60,001
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	55,000	56,459
Pennsylvania Turnpike Commission Series B 2, 0% 12/1/2037 (c)	100,000	95,632
Pennsylvania Turnpike Commission Series B 2, 0% 12/1/2041 (c)	40,000	37,629
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2031 (f)	100,000	107,558
		1,827,371
Water & Sewer - 0.1%
Allegheny Cnty PA San Auth Swr Series 2020 B, 4% 6/1/2050	185,000	178,621
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (Financial Guaranty Ins CO Insured) (d)	20,000	17,542
		196,163
TOTAL PENNSYLVANIA		5,966,869
Rhode Island - 0.3%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Brown University Proj.) Series 2022A, 5% 9/1/2033	260,000	294,190
General Obligations - 0.1%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019C, 3% 1/15/2036	30,000	27,599
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019C, 4% 1/15/2033	200,000	205,297
		232,896
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2031	50,000	50,732
TOTAL RHODE ISLAND		577,818
South Carolina - 0.9%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 3% 12/1/2041	30,000	23,891
South Carolina St Svc Auth Rev 4% 12/1/2037	265,000	263,379
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2029	40,000	40,024
South Carolina St Svc Auth Rev Series 2016 A, 3.25% 12/1/2035	55,000	49,999
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2027	50,000	51,113
South Carolina St Svc Auth Rev Series 2021B, 4% 12/1/2047	45,000	42,086
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	125,000	132,241
South Carolina St Svc Auth Rev Series B, 5% 12/1/2033	55,000	56,319
		659,052
Health Care - 0.3%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2050	200,000	220,200
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	200,000	196,834
South Carolina Jobs-Economic Development Authority (Carealliance Health Svcs Proj.) Series 2016 A, 3% 8/15/2038	40,000	31,262
		448,296
Special Tax - 0.0%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	85,000	88,141
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 A, 5% 7/1/2054	115,000	117,125
Water & Sewer - 0.2%
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2042	150,000	163,901
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2047	130,000	139,797
		303,698
TOTAL SOUTH CAROLINA		1,616,312
Tennessee - 1.0%
Education - 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2051	30,000	27,107
General Obligations - 0.7%
Memphis-Shelby County Industrial Development Board (Memphis TN Proj.) Series 2017B, 5% 11/1/2030	80,000	82,317
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	225,000	242,816
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2037 (d)	500,000	286,067
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,185
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	30,425
Tennessee Engy Acq Crp Gas Rev Series 2018, 4% tender 11/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	30,076
Tennessee St Gen. Oblig. Series 2021 A, 5% 11/1/2031	290,000	327,607
Tennessee St Gen. Oblig. Series A, 5% 8/1/2035	50,000	51,385
Tennessee St Sch Bd Auth (Tennessee St Proj.) Series 2017A, 5% 11/1/2042	105,000	107,920
		1,173,798
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3% 8/1/2039	20,000	16,364
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	30,000	24,575
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2038	100,000	97,843
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	10,000	9,663
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	55,000	51,917
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	70,000	70,954
		271,316
Housing - 0.0%
Tennessee Housing Development Agency Series 2018 1, 3.85% 7/1/2038	45,000	43,884
Tennessee Housing Development Agency Series 2018 3, 3.75% 7/1/2038	30,000	28,687
Tennessee Housing Development Agency Series 2020 1A, 2.4% 1/1/2044	15,000	10,783
Tennessee Housing Development Agency Series 2B, 3.875% 7/1/2035	5,000	4,916
		88,270
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	55,000	52,649
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	33,360
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2044	65,000	68,193
		154,202
TOTAL TENNESSEE		1,714,693
Texas - 8.2%
Education - 0.6%
Arlington Higher Education Finance Corp Series 2019 A, 3% 8/15/2054 (Permanent Sch Fund of Texas Guaranteed)	60,000	44,140
Arlington Higher Education Finance Corp Series 2021 A, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	210,000	166,969
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	105,000	108,353
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	40,000	34,897
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	85,000	91,941
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	35,000	29,724
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2035	255,000	295,237
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2021 T, 4% 8/15/2047	25,000	24,056
El Paso Cnty Tex Cmnty College Dist Rev Series 2016, 5% 4/1/2038 (Assured Guaranty Municipal Corp Insured)	70,000	71,067
Waco Texas Educat Fin Corp Rev (Baylor University Proj.) 4% 3/1/2046	205,000	197,699
		1,064,083
Electric Utilities - 0.6%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	90,000	95,654
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2016, 4% 5/15/2035	265,000	265,204
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	20,000	20,709
San Antonio TX Elec & Gas Rev 4% 2/1/2043	35,000	34,137
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	40,000	40,809
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2032	5,000	5,087
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2029	60,000	62,294
San Antonio TX Elec & Gas Rev Series 2019, 4% 2/1/2028	10,000	10,264
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2035	140,000	150,148
San Antonio TX Elec & Gas Rev Series 2023 C, 5% 2/1/2042	15,000	16,322
San Antonio TX Elec & Gas Rev Series 2023A, 5% 2/1/2032	140,000	156,181
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2036	240,000	272,394
		1,129,203
Escrowed/Pre-Refunded - 0.0%
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Pre-refunded to 8/16/2026 at 48.51) (d)	5,000	2,299
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05) (d)	5,000	3,092
		5,391
General Obligations - 3.7%
Aldine TX Indpt Sch Dist Series 2017 A, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,908
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	175,000	199,678
Alvin Tex Indpt Sch Dist Series 2019, 3.375% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	120,000	109,774
Austin TX Indpt Sch Dist 5% 8/1/2041	220,000	237,445
Austin TX Indpt Sch Dist Series 2017, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,142
Austin TX Indpt Sch Dist Series 2019, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,411
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2036	55,000	50,054
Cleveland TX Indpt Sch Dist Series 2020 A, 4% 2/15/2052 (Permanent Sch Fund of Texas Guaranteed)	150,000	141,667
College of the Mainland Gen. Oblig. Series 2019, 3.75% 8/15/2049	20,000	18,112
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.25% 8/15/2033	10,000	9,572
Conroe TX Isd Series 2020 A, 2.25% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	115,000	75,455
Cypress-Fairbanks TX Isd Series 2019, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	45,000	48,615
Cypress-Fairbanks TX Isd Series 2020A, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	120,000	109,434
Cypress-Fairbanks TX Isd Series 2023, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	415,000	399,877
Dallas TX Gen. Oblig. Series 2013 A, 4% 2/15/2032	105,000	109,465
Dallas TX Isd Series 2019 B, 4% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	160,000	164,772
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	105,000	99,584
Eagle Mtn & Saginaw TX Isd Series 2021, 3% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	150,000	126,779
Fort Bend TX Indpt Sch Dist Series 2021A, 2.3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	150,000	98,416
Fort Worth Tex Indpt Sch Dist Series 2016, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	130,000	128,680
Frisco Tex Indpt Sch Dis Series 2012 B, 3% 8/15/2042 (Permanent Sch Fund of Texas Guaranteed)	200,000	164,185
Frisco Tex Indpt Sch Dis Series 2017, 4% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	110,000	110,559
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2017 A, 4% 10/1/2038	75,000	75,256
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	150,000	154,620
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2046	100,000	97,438
Harris Cnty TX Series 2016 A, 5% 8/15/2033	15,000	15,369
Houston TX Gen. Oblig. Series 2017 A, 4% 3/1/2037	270,000	270,645
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	50,000	52,152
Houston TX Indpt Sch Dist Series 2018, 5% 7/15/2027	55,000	57,710
Humble TX Indpt Sch Dist Series 2020 A, 2% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	25,000	16,779
Katy TX Ind Sch Dist Series 2022, 4% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	350,000	350,709
Klein TX Indpt Sch Dist Series 2017, 4% 8/1/2046	215,000	207,470
Lamar TX Isd Series 2023 A, 5% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	200,000	211,903
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (d)	10,000	4,038
Northside TX Indpt Sch Dist Series 2016, 4% 6/15/2035 (Permanent Sch Fund of Texas Guaranteed)	400,000	400,661
Northside TX Indpt Sch Dist Series 2019, 4% 8/15/2049 (Permanent Sch Fund of Texas Guaranteed)	125,000	118,897
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	120,000	121,326
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	205,000	230,525
Prosper Tex Indpt Sch Dist Series 2023, 4% 2/15/2053	20,000	19,001
San Antonio TX Indpt Sch Dist Series 2019, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	50,000	53,368
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	175,000	180,705
Socorro TX Indpt Sch Dist Series 2019, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	50,000	52,570
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2020, 5% 8/15/2030	130,000	143,135
Texas City Tex Indpt Sch Dist Series 2023, 4% 8/15/2048	25,000	23,841
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	200,000	212,903
Texas State Gen. Oblig. Series 2015 A, 5% 10/1/2026	100,000	101,380
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	51,109
Texas State Gen. Oblig. Series A, 5% 10/1/2033	50,000	52,106
Texas State Gen. Oblig. Series B, 5% 10/1/2029	100,000	104,719
Texas State Gen. Oblig. Series B, 5% 10/1/2033	25,000	26,053
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	100,000	94,731
Williamson Cnty TX (Williamson Cnty Tex Proj.) Gen. Oblig. Series 2022, 4% 2/15/2042	395,000	394,739
		6,395,442
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2016 A, 3.125% 7/1/2038	210,000	187,416
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	75,000	70,814
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/2036	140,000	140,032
		398,262
Housing - 0.1%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 4.8% 7/1/2043	200,000	202,770
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	30,000	21,973
		224,743
Lease Revenue - 0.0%
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2025	80,000	80,000
Special Tax - 0.4%
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2036	200,000	200,420
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2038	350,000	350,029
Denton TX Gen. Oblig. Series 2017, 4% 2/15/2047	50,000	46,510
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Municipal Corp Insured) (d)	10,000	3,057
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Municipal Corp Insured) (d)	25,000	7,244
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2041	80,000	75,296
Houston TX Hotel Occ Tx & Spl Rev 0% 9/1/2033 (Ambac Assurance Corp Insured) (d)	80,000	55,878
		738,434
Transportation - 1.5%
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	20,000	17,478
City of Houston TX Airport System Revenue 4% 7/1/2040 (f)	175,000	169,489
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	55,000	57,342
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured) (f)	345,000	371,639
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	55,000	60,648
Dallas Fort Worth International Airport Series 2020 B, 5% 11/1/2033	35,000	38,104
Dallas Fort Worth International Airport Series 2021 A, 3% 11/1/2040	315,000	264,779
Dallas Fort Worth International Airport Series 2022B, 4% 11/1/2045	20,000	19,599
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.3% 10/1/2032 (c)	40,000	43,056
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.8% 10/1/2046 (c)	40,000	42,748
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.85% 10/1/2048 (c)	30,000	32,063
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,858
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	40,000	38,011
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2019 A, 3% 8/15/2044	120,000	96,322
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2015 B, 5% 8/15/2028	100,000	101,004
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2035	140,000	143,109
North East Texas Regional Mobility Authority Series B, 5% 1/1/2041	60,000	60,389
North TX Twy Auth Rev 0% 1/1/2030 (Assured Guaranty Inc Insured) (d)	35,000	29,250
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (d)	5,000	3,407
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (d)	65,000	42,366
North TX Twy Auth Rev 5% 1/1/2031	100,000	110,113
North TX Twy Auth Rev Series 2015A, 5% 1/1/2027	100,000	100,000
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	55,000	52,865
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	20,000	20,365
North TX Twy Auth Rev Series B, 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	185,000	185,166
Port of Houston Auth 4% 10/1/2039	85,000	85,253
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	40,000	39,318
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	100,000	96,741
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (f)	170,000	172,400
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	75,000	79,480
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (d)	35,000	29,483
		2,643,845
Water & Sewer - 1.1%
Houston TX Util Sys Rev 3% 11/15/2047	50,000	38,757
Houston TX Util Sys Rev 4% 11/15/2049	25,000	23,775
Houston TX Util Sys Rev Series 2017 B, 5% 11/15/2029	45,000	47,201
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	55,000	53,294
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2036	20,000	22,509
San Antonio TX Wtr Rev Series 2021 A, 4% 5/15/2051	300,000	284,950
Texas Wtr Dev Brd 3% 10/15/2034	130,000	122,889
Texas Wtr Dev Brd 3% 10/15/2040	100,000	86,044
Texas Wtr Dev Brd 5% 8/1/2033	15,000	16,411
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	61,361
Texas Wtr Dev Brd Series 2018, 5% 8/1/2032	130,000	135,417
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	50,000	50,725
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	40,000	40,133
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2039	125,000	107,811
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	355,000	336,324
Texas Wtr Dev Brd Series 2021, 5% 10/15/2033	170,000	188,769
Texas Wtr Dev Brd Series 2021, 5% 8/1/2026	125,000	128,915
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2017, 5% 8/1/2033	115,000	119,509
West Harris Cnty TX Regl Wtr Series 2021, 3% 12/15/2051	25,000	18,638
		1,883,432
TOTAL TEXAS		14,562,835
Utah - 0.8%
Education - 0.2%
University UT Univ Revs (University UT Univ Revs Proj.) Series 2021 A 1, 4% 8/1/2041	145,000	145,902
University UT Univ Revs Series 2017 A, 5% 8/1/2029	45,000	47,185
University UT Univ Revs Series 2017 B1, 5% 8/1/2026	200,000	206,511
		399,598
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	145,000	163,123
Escrowed/Pre-Refunded - 0.1%
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2026 (Pre-refunded to 6/15/2025 at 100)	15,000	15,130
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2029 (Pre-refunded to 6/15/2025 at 100)	15,000	15,129
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2037 (Pre-refunded to 6/15/2025 at 100)	155,000	156,341
		186,600
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	35,000	35,366
Special Tax - 0.0%
Utah Tran Auth Sales Tax Rev 4% 12/15/2029	25,000	25,220
Transportation - 0.4%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (f)	525,000	539,928
TOTAL UTAH		1,349,835
Virginia - 2.4%
Education - 0.2%
University VA Univ Revs Series 2017 A, 5% 4/1/2042	225,000	232,496
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog (Virginia College Bldg Auth Edl Proj.) Series 2016 A, 3% 9/1/2026	55,000	54,733
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	35,000	33,765
		320,994
Escrowed/Pre-Refunded - 0.5%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev Series A, 3% 4/1/2036 (Pre-refunded to 4/1/2026 at 100)	25,000	24,975
Henrico Cnty VA Wtr & Swr Rev Series 2016, 5% 5/1/2046 (Pre-refunded to 5/1/2026 at 100)	170,000	174,410
Loudoun Cnty VA Santn Auth Wtr & Swr Rev Series 2015 A, 4% 1/1/2042	745,000	745,000
Virginia Port Auth Port Fac Rev Series 2015A, 5% 7/1/2033 (Pre-refunded to 7/1/2025 at 100) (f)	5,000	5,035
		949,420
General Obligations - 1.1%
Alexandria VA Gen. Oblig. Series 2023, 5% 12/15/2031	170,000	192,129
Arlington Cnty VA Gen. Oblig. Series 2019, 4% 6/15/2035	5,000	5,116
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	80,000	77,608
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) Series 2020F, 2% 4/1/2041	100,000	69,849
County of Loudoun VA Gen. Oblig. Series 2022A, 4% 12/1/2041	145,000	146,727
Fairfax Cnty VA 4% 10/1/2031	465,000	493,764
Norfolk VA Gen. Oblig. Series 2021 A, 4% 3/1/2040	170,000	173,027
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	15,000	16,130
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 5% 2/1/2029	75,000	80,951
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	55,000	50,078
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 5% 2/1/2030	160,000	175,226
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2030	235,000	257,364
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2016, 3% 5/15/2040	105,000	91,207
Virginia Comwlth Transn Brd Tr Series 2022, 4% 5/15/2047	50,000	49,501
		1,878,677
Health Care - 0.3%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	90,000	85,467
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	70,000	75,246
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2036	400,000	407,133
		567,846
Pooled Loans - 0.1%
Virginia Resources Auth Infrastructure Rev Series 2016 C, 4% 11/1/2036	195,000	195,421
Special Tax - 0.1%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 2.875% 4/1/2035	15,000	13,518
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 3% 4/1/2036	100,000	92,067
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	130,000	119,688
Hampton Roads Transportation Accountability Commission (Hampton Rds VA Transn Accountability Commn Rev Proj.) 5.25% 7/1/2060	25,000	26,438
		251,711
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (f)	110,000	104,636
TOTAL VIRGINIA		4,268,705
Washington - 2.7%
Education - 0.2%
University Wash Univ Revs Series 2024B, 5% 7/1/2033	185,000	210,650
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	150,000	143,808
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	65,000	50,190
Washington St Higher Ed Facs (Seattle Pacific Univ Proj.) Series 2020 A, 5% 10/1/2042	25,000	23,743
Washington St Univ Revs Series 2015, 5% 4/1/2040	35,000	35,144
		463,535
Electric Utilities - 0.6%
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	215,000	220,700
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	30,000	31,760
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	70,000	74,787
Energy Norwthwest WA Elec Rev Series 2021 A, 4% 7/1/2042 (Bonneville Power Administration Guaranteed)	175,000	174,571
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	125,000	141,143
Seattle WA Mun Lt & Pwr Rev Series 2020 A, 4% 7/1/2031	205,000	213,858
Seattle WA Mun Lt & Pwr Rev Series 2020 A, 5% 7/1/2026	75,000	77,239
		934,058
General Obligations - 1.4%
King Cnty WA Sch Dist 210 Fed Series 2018, 5% 12/1/2030 (State of Washington Guaranteed)	80,000	84,247
King Cnty Wash Hsg Auth Rev Series 2018, 3.5% 5/1/2038 (King County WA Guaranteed)	15,000	13,706
King County WA Gen. Oblig. Series 2015E, 5% 12/1/2029	55,000	55,905
Spokane Cnty WA Sch Dist 81 Series 2021, 4% 12/1/2028 (State of Washington Guaranteed)	155,000	161,042
State of Washington Gen. Oblig. Series 2016A 1, 5% 8/1/2029	10,000	10,099
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2033	200,000	203,445
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2035	20,000	20,323
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2041	195,000	200,645
State of Washington Gen. Oblig. Series 2020 E, 5% 6/1/2045	15,000	15,744
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2037	55,000	58,608
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2041	150,000	159,484
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2042	165,000	175,938
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2043	100,000	107,278
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2031	225,000	251,625
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2046	260,000	278,881
State of Washington Gen. Oblig. Series R 2015H, 5% 7/1/2026	30,000	30,000
State of Washington Gen. Oblig. Series R 2015H, 5% 7/1/2029	40,000	40,000
State of Washington Gen. Oblig. Series R 2017B, 5% 8/1/2029	150,000	154,142
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	31,517
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2028	55,000	57,794
State of Washington Gen. Oblig. Series R 2020A, 5% 1/1/2026	30,000	30,615
State of Washington Gen. Oblig. Series R 2021 D, 4% 7/1/2041	215,000	215,612
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2041	125,000	133,313
		2,489,963
Health Care - 0.1%
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 3.5% 8/15/2038	60,000	53,434
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	85,000	77,530
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	40,000	40,078
		171,042
Special Tax - 0.2%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2027	45,000	46,558
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2033	155,000	159,416
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2036	30,000	30,769
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2041	85,000	86,739
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	130,000	115,882
		439,364
Transportation - 0.2%
Port Seattle WA Rev Series 2024B, 5% 7/1/2033 (f)	310,000	334,078
TOTAL WASHINGTON		4,832,040
West Virginia - 0.3%
Education - 0.2%
West Virginia Univ Revs Series 2019 A, 4% 10/1/2047	225,000	215,961
General Obligations - 0.0%
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2041	80,000	82,624
Health Care - 0.0%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	30,000	28,119
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2017A, 5% 9/1/2029	65,000	67,947
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	100,000	95,754
		163,701
TOTAL WEST VIRGINIA		490,405
Wisconsin - 1.1%
Education - 0.1%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2029	40,000	40,812
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2046	50,000	50,433
		91,245
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation Series 2017 B, 5% 5/1/2035	215,000	220,719
Wisconsin General Fund Annual Appropiation Series 2017 B, 5% 5/1/2036	25,000	25,665
		246,384
General Obligations - 0.5%
Wisconsin St Gen. Oblig. 5% 5/1/2031	135,000	150,553
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	70,000	71,747
Wisconsin St Gen. Oblig. Series 2017 3, 5% 11/1/2031	30,000	31,350
Wisconsin St Gen. Oblig. Series 2017 A, 5% 5/1/2034	120,000	120,648
Wisconsin St Gen. Oblig. Series 2019 A, 4% 5/1/2027	30,000	30,332
Wisconsin St Gen. Oblig. Series 2019 A, 5% 5/1/2030	125,000	128,384
Wisconsin St Gen. Oblig. Series 2021 B, 5% 5/1/2035	85,000	91,213
Wisconsin St Gen. Oblig. Series 2023 2, 5% 5/1/2035	215,000	243,675
		867,902
Health Care - 0.4%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 3% 6/1/2036	45,000	39,173
Wisconsin Health & Edl Facs Auth Sr Living Rev (Covenant Communities Inc Proj.) Series 2018A 1, 4.125% 7/1/2053	135,000	107,166
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	40,000	38,708
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	55,000	55,819
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2028	35,000	36,237
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Svcs Inc Proj.) Series 2014A, 5% 11/15/2025	40,000	40,040
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	195,000	146,167
Wisconsin St Health & Edl Facs Auth Rev (Medical College of WI Inc Proj.) Series 2022, 4% 12/1/2051	255,000	240,234
		703,544
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	57,571	49,752
Special Tax - 0.0%
Ashwaubenon WI Cmnty Dev Auth Lease Rev (Brown County Wisconsin Proj.) Series 2019, 0% 6/1/2049 (d)	160,000	50,697
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (f)	10,000	8,356
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Municipal Corp Insured) (d)	70,000	19,773
		78,826
Water & Sewer - 0.0%
State of Wisconsin (Wisconsin State Clean Water Fund Proj.) Series 2017 A, 5% 6/1/2029	10,000	10,076
TOTAL WISCONSIN		2,047,729
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2051 (Assured Guaranty Municipal Corp Insured)	25,000	24,016
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	25,000	22,585
TOTAL WYOMING		46,601
TOTAL MUNICIPAL SECURITIES (Cost $185,054,612)		177,855,968

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $1,233,723)	3.99	1,233,476	1,233,723

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $186,288,335)	179,089,691
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(486,021)
NET ASSETS - 100.0%	178,603,670

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	396,887	15,002,670	14,165,834	15,796	-	-	1,233,723	1,233,476	0.0%
Total	396,887	15,002,670	14,165,834	15,796	-	-	1,233,723	1,233,476

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	11,999,721	-	11,999,721	-
Electric Utilities	8,854,377	-	8,854,377	-
Escrowed/Pre-Refunded	5,212,096	-	5,212,096	-
General Obligations	64,033,318	-	64,033,318	-
Health Care	14,876,485	-	14,876,485	-
Housing	4,082,413	-	4,082,413	-
Industrial Development	322,347	-	322,347	-
Lease Revenue	323,032	-	323,032	-
Other	918,071	-	918,071	-
Pooled Loans	195,421	-	195,421	-
Resource Recovery	370,923	-	370,923	-
Special Tax	22,542,607	-	22,542,607	-
Tobacco Bonds	703,941	-	703,941	-
Transportation	26,564,814	-	26,564,814	-
Water & Sewer	16,856,402	-	16,856,402	-

Money Market Funds	1,233,723	1,233,723	-	-
Total Investments in Securities:	179,089,691	1,233,723	177,855,968	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $185,054,612)	$177,855,968
Fidelity Central Funds (cost $1,233,723)	1,233,723

Total Investment in Securities (cost $186,288,335)		$179,089,691
Cash		190,576
Receivable for fund shares sold		630,907
Interest receivable		2,093,059
Distributions receivable from Fidelity Central Funds		428
Other receivables		27
Total assets		182,004,688
Liabilities
Payable for investments purchased
Regular delivery	$2,647,643
Delayed delivery	305,031
Payable for fund shares redeemed	292,116
Distributions payable	145,854
Accrued management fee	10,374
Total liabilities		3,401,018
Net Assets		$178,603,670
Net Assets consist of:
Paid in capital		$189,401,917
Total accumulated earnings (loss)		(10,798,247)
Net Assets		$178,603,670
Net Asset Value, offering price and redemption price per share ($178,603,670 ÷ 9,670,238 shares)		$18.47
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Interest		$2,402,031
Income from Fidelity Central Funds		15,796
Total income		2,417,827
Expenses
Management fee	$60,842
Independent trustees' fees and expenses	214
Total expenses before reductions	61,056
Expense reductions	(42)
Total expenses after reductions		61,014
Net Investment income (loss)		2,356,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(117,804)
Total net realized gain (loss)		(117,804)
Change in net unrealized appreciation (depreciation) on investment securities		463,876
Net gain (loss)		346,072
Net increase (decrease) in net assets resulting from operations		$2,702,885
Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,356,813	$3,886,835
Net realized gain (loss)	(117,804)	(909,259)
Change in net unrealized appreciation (depreciation)	463,876	1,162,499
Net increase (decrease) in net assets resulting from operations	2,702,885	4,140,075
Distributions to shareholders	(2,322,821)	(3,821,144)

Share transactions
Proceeds from sales of shares	36,236,237	65,069,600
Reinvestment of distributions	1,465,321	2,412,193
Cost of shares redeemed	(24,290,920)	(58,877,357)

Net increase (decrease) in net assets resulting from share transactions	13,410,638	8,604,436
Total increase (decrease) in net assets	13,790,702	8,923,367

Net Assets
Beginning of period	164,812,968	155,889,601
End of period	$178,603,670	$164,812,968

Other Information
Shares
Sold	1,947,084	3,556,452
Issued in reinvestment of distributions	78,714	132,431
Redeemed	(1,306,693)	(3,246,568)
Net increase (decrease)	719,105	442,315

Financial Highlights
Fidelity® Municipal Bond Index Fund

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$18.41	$18.32	$18.24	$20.39	$19.97	$20.00
Income from Investment Operations
Net investment income (loss) B,C	.252	.459	.402	.281	.309	.324
Net realized and unrealized gain (loss)	.057	.082	.073	(2.152)	.421	(.035)
Total from investment operations	.309	.541	.475	(1.871)	.730	.289
Distributions from net investment income	(.248)	(.451)	(.395)	(.279)	(.310)	(.319)
Distributions from net realized gain	(.001)	-	-	-	-	-
Total distributions	(.249)	(.451)	(.395)	(.279)	(.310)	(.319)
Net asset value, end of period	$18.47	$18.41	$18.32	$18.24	$20.39	$19.97
Total Return D,E	1.67%	3.01%	2.64%	(9.26)%	3.68%	1.46%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.07% H	.07%	.07%	.07%	.07%	.07% H
Expenses net of fee waivers, if any	.07 % H	.07%	.07%	.07%	.07%	.07% H
Expenses net of all reductions	.07% H	.07%	.07%	.07%	.07%	.07% H
Net investment income (loss)	2.69% H	2.52%	2.21%	1.43%	1.53%	1.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$178,604	$164,813	$155,890	$124,941	$106,786	$60,060
Portfolio turnover rate I	14 % H	15%	18%	30%	8%	76% H

AFor the period July 11, 2019 (commencement of operations) through June 30, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective the close of business on February 18, 2025, new positions to the fund may no longer be opened.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$523,425
Gross unrealized depreciation	(7,529,559)
Net unrealized appreciation (depreciation)	$(7,006,134)
Tax cost	$186,095,825

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,850,933)
Long-term	(1,747,082)
Total capital loss carryforward	$(3,598,015)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	27,542,906	11,934,793
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $42.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) to reorganize the Fund (Target Fund) into a newly created exchange traded fund ("ETF"), as noted in the below table. The Agreement provides for shareholders of the Target Fund to receive ETF shares equal in value to the number of shares of the Target Fund shares they own on the day the reorganization is effective. The Target Fund will be the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization will be that of the Target Fund (Predecessor Fund). Historical share transactions and per share information for the Predecessor Fund will be retroactively adjusted to reflect the change in capital structure due to the reorganization. The reorganization does not require shareholder approval and is expected to become effective on April 4, 2025. The reorganization will qualify as a tax-free reorganization for federal income tax purposes with no gain or loss to be recognized by the fund or its shareholders.

Current Mutual Fund (Target and Predecessor Fund)	New ETF
Fidelity Municipal Bond Index Fund	Fidelity Systematic Municipal Bond Index ETF

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track (benchmark index). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked equal to the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
The Board noted that the fund has a unitary fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The total expense ratio for the fund was below the competitive medians.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9894015.105
MBL-SANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025